UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds
30 September
2019
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class C2	Class R6	Class I
Nuveen All-American Municipal Bond Fund	FLAAX	FACCX	FAACX	FAAWX	FAARX
Nuveen Intermediate Duration Municipal Bond Fund	NMBAX	NNCCX	NNSCX	—	NUVBX
Nuveen Limited Term Municipal Bond Fund	FLTDX	FAFJX	FLTCX	—	FLTRX
Nuveen Short Term Municipal Bond Fund	FSHAX	NAAEX	NSVCX	—	FSHYX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
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Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
Financial markets have been receiving mixed messages this year. The global economy has bifurcated, split between a slumping manufacturing sector and a resilient consumer. Confidence has been weakening among corporate managements, who are wary of trade frictions and moderating global growth, but has remained elevated among consumers, who have benefited from tight labor markets and growing wages. Corporate profits are shrinking, and earnings forecasts are being downgraded. A more pessimistic growth outlook has driven interest rates to historically low levels. Yet, stock market indexes have overcome periodic volatility to touch historical highs.
Slower growth and amplified market volatility are likely to be expected in a late cycle economy. Although unpredictable geopolitics such as trade and Brexit have been a source of market anxiety, some clarity on these issues could be a potential source of upside. Furthermore, barring an exogenous shock, we believe the likelihood of a near-term recession remains low. The U.S. economy slowed in the third quarter but by less than expected, and other recent economic indicators appear to be stabilizing. Low unemployment and wage growth continue to be favorable for consumers, who represent the largest driver of the economy. The low interest rate environment should encourage businesses and consumers to borrow at lower rates while markets have been encouraged by the expectation of easier financial conditions. Although Europe’s economies presently look more vulnerable to recession and China’s growth has slowed to a near three-decade low, policy makers there remain committed to using their available tools.
At Nuveen, we still see investment opportunities in the maturing economic environment, but we are taking a selective approach. If you’re concerned about where the markets are headed from here, we encourage you to work with your financial advisor to review your time horizon, risk tolerance and investment goals. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
November 22, 2019

Portfolio Managers’
Comments
Nuveen Nuveen All-American Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund
Nuveen Short Term Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen, LLC. Portfolio managers John V. Miller, CFA, and Timothy T. Ryan, CFA, have managed the Nuveen All-American Municipal Bond Fund since 2010 and 2016, respectively. Paul L. Brennan, CFA, has managed the Nuveen Intermediate Duration Municipal Bond Fund since 2007 and the Nuveen Limited Term Municipal Bond Fund since 2006. Christopher L. Drahn, CFA, has managed the Nuveen Short Term Municipal Bond Fund since 2002.
Recently, the portfolio managers reviewed key investment strategies and the Fund’s performance for the six-month reporting period ended September 30, 2019.
How did the Funds perform during the six-month reporting period ended September 30, 2019?
The tables in the Fund Performance, Expense Ratios and Effective Leverage Ratios section of this report provide each Fund’s total return performance information for the six-month, one-year, five-year and ten-year and/or since-inception periods ended September 30, 2019. The returns for each Fund’s Class A Shares at net asset value (NAV) are compared with the performance of its corresponding benchmark and Lipper classification average.
During the reporting period, the Nuveen All-American Municipal Bond Fund and the Nuveen Short Term Municipal Bond Fund outperformed their respective benchmark indexes, while the Nuveen Intermediate Duration Municipal Bond Fund and the Nuveen Limited Term Municipal Bond Fund slightly underperformed their respective benchmark indexes. The Nuveen Limited Term Municipal Bond Fund underperformed its respective Lipper classification, while the remaining three Funds outperformed their respective Lipper classification averages to varying degrees.
What key strategies were used to manage these Funds during the six-month reporting period and how did these strategies influence performance?
Nuveen All-American Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen Limited Term Municipal Bond Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal income taxes as is consistent with preservation of capital. Nuveen Short Term Municipal Bond Fund’s investment objective is to provide current income that is exempt from federal income tax to the extent consistent with preservation of capital.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody's) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)
Nuveen All-American Municipal Bond Fund
The Class A Shares of the Nuveen All-American Municipal Bond Fund outperformed the S&P Municipal Bond Index for the six-month reporting period ended September 30, 2019.
Our duration (interest rate) and yield curve positioning was a main driver of the Fund’s outperformance relative to the index. Because the portfolio’s duration was longer than that of the benchmark, the Fund benefited more fully as interest rates declined during the reporting period. Meanwhile, from a yield-curve standpoint, we were aided by our increased exposure to longer-maturity bonds compared with the index. During the reporting period, rates on longer maturities declined more than on shorter maturities, adding to the Fund’s result.
Sector allocation also contributed to performance, as the Fund was overweighted in various categories that outperformed the index. We had more exposure, for example, in the education bond sector, which added value, given the category’s strong relative showing. Similarly, overweightings in the health care, tobacco and toll-road sectors also contributed to performance.
The Fund’s quality positioning further benefited performance. Due to our continued confidence in Nuveen’s credit research experience and resources, we remained overweighted in bonds with lower investment grade and below investment grade credit ratings. With investors generally favoring lower rated, higher yielding bonds over their higher quality, lower yielding counterparts, our increased exposure to bonds in the A rated credit tier and lower, including bonds rated below investment grade (B and below), was beneficial.
In terms of security selection, various individual holdings made notable performance contributions. Chicago Board of Education bonds added particular value, as investors perceived improvements in the issuer’s credit quality. Other notable individual outperformers included Lower Alabama Gas District bonds, California State University System bonds and California Municipal Finance Authority bonds for the LINXS public transportation project at Los Angeles International Airport.
While many of the Fund’s individual holdings performed well, several detracted from relative performance during the reporting period. The Fund's position in bonds of Virgin Trains, a South Florida rail line formerly known as Brightline, meaningfully underperformed. As usage of the service lagged initial projections, the bonds faced some selling pressure. Additionally, a position in the non-rated bonds of Knowledge Academies, a Nashville charter school, underperformed as the issuer went into default.
In managing the Fund, we maintained our consistent management approach to seek to generate tax-exempt income for shareholders. To accomplish this objective, we kept the portfolio’s duration at the longer end of our target range to capitalize upon the higher yields available from longer-dated issues.
With strong new shareholder purchases of Fund shares during the reporting period, we received substantial proceeds requiring reinvestment and successfully placed these proceeds to work in various market sectors, identifying what we believed was good relative value for our investors.
Our purchases included bonds of various states including California and New York, in which we were finding attractive yields relative to the securities’ underlying credit risks. California and New York were appealing state markets due to their relatively high-tax, so demand from in-state residents for these tax-exempt bonds is naturally high. Second, these and other states have enjoyed a favorable technical backdrop, with many bonds maturing or called and not enough replacement supply. The combination of strong demand and tighter supply has created a desirable environment for investors in these and similar states, so we took advantage of the supply/demand imbalance by investing more actively than usual in these markets.
As the municipal bond market rallied throughout the reporting period, credit spreads further compressed. Accordingly, it has become more challenging to obtain attractive risk-adjusted yields by simply investing further down in credit quality. In such an environment, we have tried to avoid “reaching for yield” by accepting less-attractive covenants or other undesirable qualities. Instead, when investing new proceeds in the municipal bond market, we remained highly selective about our investments in lower rated bonds and found ways to add incremental yield to the portfolio. For example, we increasingly purchased lower coupon bonds, despite their higher durations relative to higher coupon bonds, because we believed they offered a better overall risk/reward trade-off for our shareholders.

The Fund managed the duration of its portfolio by shorting interest rate futures contracts. The interest rate futures had a negligible impact on performance during the reporting period.
Nuveen Intermediate Duration Municipal Bond Fund
The Class A Shares of the Nuveen Intermediate Duration Municipal Bond Fund slightly underperformed the S&P Municipal Bond Intermediate Index for the six-month reporting period ended September 30, 2019.
Overall, security selection detracted from our relative performance, as weak results from three specific bond issues overwhelmed the positive combined impact of our other investments, which included electric utility FirstEnergy Solutions. Although these bonds had been strong contributors for the Fund leading up to this reporting period, they returned some gains during the reporting periods, as the issuer experienced a delay in its bankruptcy confirmation process. We see this as a temporary setback for FirstEnergy rather than a long-term fundamental challenge, however, and have maintained our stake in this relatively large portfolio holding. Second, our position in bonds of Virgin Trains, a commuter rail service in South Florida once known as Brightline, meaningfully detracted. The bonds faced selling pressure as usage of the service has not yet met initial projections. Third, bonds for Denver Great Hall, a major renovation project at Denver International Airport, hurt our relative performance. Various construction problems led to cancelation of the airport’s contract with the project developer and this increased uncertainty pushed down the bonds’ prices.
Beyond these three situations, however, security selection notably contributed. We benefited from holdings in bonds affiliated with the U.S. territory of Puerto Rico. (Bonds of Puerto Rico and other U.S. territories may include exemption from most federal, state and local taxes.) In particular, sales-tax-backed bonds (commonly known as COFINAs) and Puerto Rico Aqueduct and Sewer Authority bonds (PRASAs) were strong performers. Several other holdings also added value, including Chicago Board of Education bonds, various toll-road bonds, such as those for the Interstate 66 (Virginia), San Joaquin Hills (California), Pennsylvania Turnpike and Illinois Tollway and public-power bonds issues of Energy Northwest (Washington) and Santee Cooper (South Carolina).
The Fund further benefited from duration (interest rate) and yield curve positioning. For the reporting period, interest rates continued to decline while the municipal yield curve flattened, as rates on longer-term bonds fell more than those on shorter-term bonds. The Fund was well positioned for this environment. We were slightly overweighted in securities with maturities of ten years and longer, which benefited more from the flattening yield curve. Tempering that positive result, however, was our simultaneous overweighting in bonds with maturities of zero to two years, a lagging category. We maintained this overweighting to help offset our increased exposure to longer-dated debt and preserve our desired overall portfolio duration.
Credit quality positioning also contributed. During the reporting period, lower rated bonds generally outperformed their higher rated counterparts, as investors proved willing to accept more credit risk in exchange for income. This environment was generally favorable for the Fund, given our relative overweightings in lower and below investment grade credit tiers.
Sector allocation also lifted the Fund’s relative performance result. Overweightings in several outperforming sectors added value, especially tobacco, single-family housing and transportation. An overweighting in pre-refunded bonds, however, slightly offset that positive impact. These securities with very short maturities and high credit quality lagged, as the market generally favored bonds displaying the opposite qualities.
Throughout the reporting period, our goal was to reinvest the substantial new inflows coming into the Fund. Entering the reporting period, the portfolio’s duration positioning was somewhat shorter than we preferred, so in purchasing new bonds, we took advantage of suitable opportunities to invest further out on the yield curve. Although the Fund’s duration fell in absolute terms along with that of the overall market in a declining rate environment, we succeeded in increasing our duration relative to the index.
With our new purchases, we kept the Fund’s credit quality relatively consistent throughout the reporting period. Our purchases included various highly rated bonds offering what we saw as attractive yields for their minimal credit risks, including certain high quality state general obligation issues, single-family housing debt and bonds of Yale University. Notable purchases rated below investment grade included the Puerto Rico and Virgin Trains issues.

Portfolio Managers’ Comments (continued)
Other notable portfolio additions included state debt of Illinois and New Jersey, which we found attractively priced relative to the securities’ credit risks; bonds issued by CommonSpirit Health, one of the nation’s largest health care systems, Energy Northwest public power bonds, various housing-related issues and bonds of the Metropolitan Transportation Authority, which operates public transportation in the New York City area.
Nuveen Limited Term Municipal Bond Fund
The Class A Shares of the Nuveen Limited Term Municipal Bond Fund slightly underperformed the S&P Municipal Bond Short Intermediate Index for the six-month reporting period ended September 30, 2019.
Relative to the index, individual security selection had a mixed performance impact. On the negative side, two investments stood out as detractors. One was our position in bonds of FirstEnergy Solutions. Although our holdings in this electric utility had performed well for the Fund in prior reporting periods, the securities lagged during the reporting period, as FirstEnergy experienced a setback in its bankruptcy confirmation process. We believed, however, that this remained a short-term challenge for the company, so these bonds remained a meaningful portfolio holding as of the end of the reporting period. A second notable detractor was our position in the bonds of Virgin Trains. Initial ridership on this recently launched rail line, which serves Southeast Florida and is projected to expand to Orlando in 2022, has lagged projections. The ridership shortfall appeared to concern investors, causing the bonds to generate a negative return during the reporting period.
Beyond these two disappointing performers, security selection contributed positively to the Fund’s results, with several strong performing securities adding particular value. Our holdings in Puerto Rico-affiliated debt, namely so-called COFINA sales-tax bonds and Puerto Rico Aqueduct and Sewer Authority bonds known as PRASAs, were strong contributors to performance. Our holdings in Chicago Board of Education bonds also enjoyed solid performance for the Fund during the reporting period.
Credit quality and sector positioning further contributed to the Fund’s relative performance. In terms of credit quality, relative overweightings in the BBB, BB and B rating tiers all added value as investors favored lower rated to higher rated bonds. Meanwhile, from the standpoint of credit quality, overweightings in the outperforming tobacco, single-family-housing and hospital sectors all aided the Fund’s total return. Underweighting the pre-refunded bond sector also added value as these high quality, short-maturity bonds underperformed in a market environment rewarding bonds with the opposite characteristics.
From a yield curve perspective, the Fund benefited from being favorably positioned. Specifically, we overweighted the longer duration range of the Fund’s investment universe, which proved beneficial as longer-term rates fell. Partly offsetting this favorable result, however, was our simultaneous overweighting in bonds with maturities ranging from zero to two years. We maintained this stance to keep the Fund’s duration at our desired level, which unfortunately, proved to be relative laggards during the reporting period.
Coming into the reporting period, the Fund’s duration was shorter than we found optimal. Accordingly, during the reporting period, we prioritized raising the Fund’s duration both in absolute terms and relative to the benchmark. We are pleased to have accomplished this objective through two primary means. First, when we received new investment inflows during the reporting period, we often purchased longer-dated bonds with maturities ranging from five to fifteen years. Second, we were a little more active than usual in selling bonds on the front end of the yield curve.
Throughout the reporting period, the Fund’s credit quality remained relatively consistent. Many of our new purchases consisted of highly rated bonds that we believed offered desirable yields in exchange for their limited credit risk. Among these purchases were state general obligation bond issues, single-family housing bonds, and higher education debt issued by Yale University. We also actively purchased lower rated bond issues, including the Puerto Rico and Virgin Trains bonds.
Other notable new acquisitions during the reporting period included health care bonds of CommonSpirit Health and Adventist Health System, Metropolitan Transportation Authority public transportation bonds (New York), American Electric Power public power bonds (Ohio) and bonds issued for Marathon Oil.
Nuveen Short Term Municipal Bond Fund

The Class A Shares of the Nuveen Short Term Municipal Bond Fund modestly outperformed the S&P Municipal Bond Short Index for the six-month reporting period ended September 30, 2019.
During the reporting period, the short end of the municipal yield curve slightly flattened, as yields on longer maturity bonds fell more than on shorter maturity bonds. In this environment, bonds with longer durations outperformed their shorter duration counterparts, which made our yield curve positioning helpful for the Fund’s relative performance. Specifically, our overweighting in bonds with durations of four years and longer added to results, given these securities’ relative outperformance. An overweighting in bonds with durations of less than one year, however, was a slightly offsetting negative factor.
Credit quality positioning contributed to the Fund’s relative performance. Overweightings in the A, BBB and BB credit rating tiers all added to our results, as credit spreads narrowed and lower rated bond categories outperformed higher rated bond counterparts.
From a sector positioning standpoint, our relative overweighting in the outperforming health care category contributed to performance. An underweighting in the lagging pre-refunded sector also added value, as these high quality, shorter maturity securities generally lagged in a market environment rewarding bonds with the opposite characteristics. We also benefited from an overweighting in bonds subject to the alternative minimum tax (AMT) because, in aggregate, these securities outperformed the index.
In managing the Fund's portfolio during the reporting period, we made no major changes to the portfolio’s sector allocations or credit quality positioning. We kept the portfolio’s duration somewhat longer than the index, reflecting our comfort with this level of interest rate sensitivity. New purchases occurred across the quality spectrum, with investment activity more skewed toward purchases of bonds rated A and BBB as suitable opportunities arose.
Despite the flat short-term municipal yield curve, we continued to garner incremental yield from the wider credit spreads available by extending out the curve in certain names. Another way we added yield to the portfolio was by maintaining and slightly adding to our existing overweight in AMT bond exposure, whose income characteristics made them attractive opportunities for the Fund.
Notable new bond purchases for the Fund included issues of CommonSpirit Health, Austin (Texas) airport bonds, and corporate-backed industrial development revenue bonds issued for Waste Management, Inc. Proceeds for new purchases came primarily from maturing bonds and selling certain securities.

Risk Considerations and Dividend Information
Risk Considerations
Nuveen All-American Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. In addition, the Fund periodically engages in a moderate amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen Intermediate Duration Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Nuveen Limited Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Nuveen Short Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

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Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. A Fund may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen All-American Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of September 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	4.78%	9.38%	4.57%	5.47%
Class A Shares at maximum Offering Price	0.36%	4.75%	3.68%	5.02%
S&P Municipal Bond Index	3.71%	8.19%	3.63%	4.24%
Lipper General & Insured Municipal Debt Funds Classification Average	4.03%	8.20%	3.48%	4.09%
Class C2 Shares	4.40%	8.66%	3.98%	4.90%
Class I Shares	4.86%	9.56%	4.77%	5.67%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	4.29%	8.44%	3.72%	4.53%
Class R6 Shares	4.88%	9.58%	N/A	3.65%
Since inception returns for Class C Shares and Class R6 Shares are from 2/10/14 and 6/30/16, respectively. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class R6	Class I
Expense Ratios	0.73%	1.53%	1.28%	0.49%	0.53%
Effective Leverage Ratio as of September 30, 2019

Effective Leverage Ratio	1.56%

Nuveen Intermediate Duration Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of September 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.31%	7.28%	3.37%	3.70%
Class A Shares at maximum Offering Price	0.18%	4.07%	2.73%	3.38%
S&P Municipal Bond Intermediate Index	3.35%	8.14%	3.35%	4.00%
Lipper Intermediate Municipal Debt Funds Classification Average	3.15%	7.05%	2.68%	3.24%
Class C2 Shares	3.15%	6.72%	2.79%	3.13%
Class I Shares	3.51%	7.59%	3.56%	3.90%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	2.91%	6.46%	2.52%	2.87%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.67%	1.47%	1.22%	0.47%
Effective Leverage Ratio as of September 30, 2019

Effective Leverage Ratio	0.15%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Limited Term Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of September 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.98%	5.07%	1.94%	2.41%
Class A Shares at maximum Offering Price	(0.53)%	2.43%	1.42%	2.15%
S&P Municipal Bond Short-Intermediate Index	2.03%	5.36%	2.06%	2.56%
Lipper Short-Intermediate Municipal Debt Funds Classification Average	2.04%	4.91%	1.70%	2.10%
Class C2 Shares	1.79%	4.68%	1.59%	2.05%
Class I Shares	2.17%	5.36%	2.15%	2.61%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	1.58%	4.23%	1.17%	1.28%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.63%	1.43%	0.98%	0.43%
Effective Leverage Ratio as of September 30, 2019

Effective Leverage Ratio	0.00%

Nuveen Short Term Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of September 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.36%	3.39%	1.06%	1.56%
Class A Shares at maximum Offering Price	(1.19)%	0.76%	0.55%	1.29%
S&P Municipal Bond Short Index	1.31%	3.37%	1.33%	1.52%
Lipper Short Municipal Debt Funds Classification Average	1.23%	2.90%	1.04%	1.17%
Class I Shares	1.45%	3.58%	1.26%	1.74%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	0.95%	2.48%	0.34%	0.37%
Class C2 Shares	1.18%	3.03%	0.70%	0.92%
Since inception returns for Class C and Class C2 Shares are from 2/10/14 and 8/31/11, respectively. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within twelve months. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.72%	1.52%	1.06%	0.52%
Effective Leverage Ratio as of September 30, 2019

Effective Leverage Ratio	0.00%

Yields    as of September 30, 2019
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the fund on an after-tax basis at an assumed tax rate. Your actual income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the fund’s income generated and paid by the fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen All-American Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class R6	Class I
Dividend Yield	3.22%	2.56%	2.81%	3.60%	3.55%
SEC 30-Day Yield	1.84%	1.12%	1.37%	2.15%	2.12%
Taxable-Equivalent Yield (40.8%)[2]	3.09%	1.88%	2.30%	3.62%	3.57%
Nuveen Intermediate Duration Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.58%	1.90%	2.15%	2.84%
SEC 30-Day Yield	1.48%	0.73%	0.98%	1.73%
Taxable-Equivalent Yield (40.8%)[2]	2.50%	1.23%	1.66%	2.92%
Nuveen Limited Term Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	1.93%	1.18%	1.61%	2.20%
SEC 30-Day Yield	1.16%	0.40%	0.84%	1.39%
Taxable-Equivalent Yield (40.8%)[2]	1.96%	0.68%	1.42%	2.35%

Nuveen Short Term Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	1.46%	0.71%	1.18%	1.71%
SEC 30-Day Yield	1.08%	0.36%	0.79%	1.34%
Taxable-Equivalent Yield (40.8%)[2]	1.82%	0.61%	1.33%	2.26%
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.

Holding Summaries    as of September 30, 2019
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen All-American Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	99.9%
Corporate Bonds	0.0%
Other Assets Less Liabilities	1.4%
Net Assets Plus Floating Rate Obligations	101.3%
Floating Rate Obligations	(1.3)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	5.2%
AAA	5.9%
AA	31.4%
A	25.6%
BBB	15.3%
BB or Lower	8.0%
N/R (not rated)	8.6%
Total	100%
Portfolio Composition (% of total investments)
Transportation	20.2%
Tax Obligation/Limited	14.8%
Health Care	14.8%
Tax Obligation/General	13.6%
Utilities	7.7%
Education and Civic Organizations	7.5%
Water and Sewer	7.4%
U.S. Guaranteed	5.2%
Other	8.8%
Total	100%
States and Territories (% of total municipal bonds)
California	19.6%
New York	13.4%
Illinois	7.4%
Texas	7.0%
Colorado	4.9%
Florida	4.9%
Pennsylvania	3.8%
Wisconsin	2.8%
Washington	2.8%
Indiana	2.8%
Ohio	2.3%
Missouri	2.0%
New Jersey	1.8%
Virginia	1.8%
Arizona	1.8%
Massachusetts	1.5%
Other	19.4%
Total	100%

Nuveen Intermediate Duration Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	96.4%
Short-Term Municipal Bonds	3.2%
Other Assets Less Liabilities	0.4%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	3.9%
AAA	9.5%
AA	28.4%
A	30.9%
BBB	14.6%
BB or Lower	5.7%
N/R (not rated)	7.0%
Total	100%
Portfolio Composition (% of total investments)
Transportation	16.8%
Tax Obligation/Limited	15.2%
Health Care	15.1%
Utilities	14.3%
Tax Obligation/General	13.6%
U.S. Guaranteed	4.2%
Water and Sewer	4.0%
Other	16.8%
Total	100%
States and Territories (% of total municipal bonds)
Illinois	11.5%
Texas	6.7%
Florida	6.1%
New York	5.9%
Pennsylvania	5.1%
New Jersey	5.0%
California	4.5%
Ohio	4.2%
Colorado	3.4%
Indiana	3.4%
Washington	2.8%
Arizona	2.7%
Louisiana	2.6%
Georgia	2.5%
Alabama	2.1%
Virginia	1.8%
Wisconsin	1.8%
Tennessee	1.7%
Oklahoma	1.7%
Puerto Rico	1.5%
Michigan	1.3%
Connecticut	1.3%
Kentucky	1.3%
Other	19.1%
Total	100%

Holding Summaries    as of September 30, 2019 (continued)
Nuveen Limited Term Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	97.8%
Short-Term Municipal Bonds	2.4%
Other Assets Less Liabilities	(0.2)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	1.7%
AAA	7.5%
AA	31.5%
A	36.7%
BBB	12.0%
BB or Lower	4.2%
N/R (not rated)	6.4%
Total	100%
Portfolio Composition (% of total investments)
Utilities	20.0%
Health Care	16.1%
Tax Obligation/Limited	15.7%
Tax Obligation/General	14.0%
Transportation	11.4%
Education and Civic Organizations	4.2%
Other	18.6%
Total	100%
States and Territories (% of total municipal bonds)
Illinois	10.6%
Ohio	6.1%
Pennsylvania	6.0%
Texas	5.8%
New York	5.8%
Florida	5.4%
Louisiana	5.0%
New Jersey	4.5%
Connecticut	3.8%
Indiana	3.5%
California	2.9%
Oklahoma	2.8%
Kentucky	2.6%
Washington	2.6%
Alabama	2.4%
Arizona	2.3%
Colorado	2.3%
Virginia	1.6%
Massachusetts	1.6%
Minnesota	1.6%
New Mexico	1.4%
Other	19.4%
Total	100%

Nuveen Short Term Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	96.3%
Short-Term Municipal Bonds	3.0%
Other Assets Less Liabilities	0.7%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	0.4%
AAA	9.3%
AA	35.0%
A	37.5%
BBB	8.3%
BB or Lower	2.9%
N/R (not rated)	6.6%
Total	100%
Portfolio Composition (% of total investments)
Transportation	22.4%
Tax Obligation/General	15.5%
Utilities	14.7%
Health Care	13.7%
Tax Obligation/Limited	11.9%
Education and Civic Organizations	5.6%
Other	16.2%
Total	100%
States and Territories (% of total municipal bonds)
Texas	13.0%
Minnesota	11.3%
Colorado	6.3%
New Jersey	6.3%
New York	5.8%
Illinois	4.9%
Alabama	4.6%
California	4.3%
Missouri	4.0%
Kentucky	3.8%
Florida	2.9%
Washington	2.2%
Arizona	2.1%
Nevada	2.0%
Georgia	2.0%
Pennsylvania	1.9%
Wisconsin	1.9%
Ohio	1.9%
Other	18.8%
Total	100%

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended September 30, 2019.
The beginning of the period is April 1, 2019.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen All-American Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,047.77	$1,042.85	$1,043.96	$1,048.79	$1,048.62
Expenses Incurred During the Period	$ 3.48	$ 7.56	$ 6.29	$ 2.25	$ 2.46
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.60	$1,017.60	$1,018.85	$1,022.80	$1,022.60
Expenses Incurred During the Period	$ 3.44	$ 7.47	$ 6.21	$ 2.23	$ 2.43
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.68%, 1.48%, 1.23%, 0.44% and 0.48% for Classes A, C, C2, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Nuveen Intermediate Duration Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,033.07	$1,029.15	$1,031.53	$1,035.06
Expenses Incurred During the Period	$ 3.35	$ 7.41	$ 6.15	$ 2.34
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.70	$1,017.70	$1,018.95	$1,022.70
Expenses Incurred During the Period	$ 3.34	$ 7.36	$ 6.11	$ 2.33
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.66%, 1.46%, 1.21% and 0.46% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
Nuveen Limited Term Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.81	$1,015.78	$1,017.93	$1,021.70
Expenses Incurred During the Period	$ 3.13	$ 7.16	$ 4.89	$ 2.12
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.90	$1,017.90	$1,020.15	$1,022.90
Expenses Incurred During the Period	$ 3.13	$ 7.16	$ 4.90	$ 2.12
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.62%, 1.42%, 0.97% and 0.42% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
Nuveen Short Term Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,013.60	$1,009.50	$1,011.82	$1,014.49
Expenses Incurred During the Period	$ 3.52	$ 7.54	$ 5.28	$ 2.52
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.50	$1,017.50	$1,019.75	$1,022.50
Expenses Incurred During the Period	$ 3.54	$ 7.57	$ 5.30	$ 2.53
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.70%, 1.50%, 1.05% and 0.50% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Nuveen All-American Municipal Bond Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TEM INVESTMENTS – 99.9%
	MUNICIPAL BONDS – 99.9%
	Alabama – 1.0%
$ 4,220	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc, Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	BBB+	$4,805,398
14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A	19,878,311
500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	535,430
12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	No Opt. Call	A	13,311,674
7,985	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	5/24 at 100.29	A	8,694,388
3,055	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	3,417,842
42,230	Total Alabama			50,643,043
	Alaska – 0.1%
3,855	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding Three Series 2016, 5.000%, 12/01/27	No Opt. Call	AA-	4,795,042
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	10/19 at 100.00	B3	2,003,200
5,855	Total Alaska			6,798,242
	Arizona – 1.8%
2,435	Arizona State, State Lottery Revenue Bonds, Refunding Series 2019, 5.000%, 7/01/28 (WI/DD, Settling 10/03/19)	No Opt. Call	AA+	3,132,092
3,045	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	3,157,147
9,405	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	10,797,034
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
1,250	5.000%, 9/01/37	9/28 at 100.00	A2	1,511,475
935	5.000%, 9/01/42	9/28 at 100.00	A2	1,120,037
4,120	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019C, 1.660%, 1/01/35 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.57% spread) (4)	10/23 at 100.00	AA-	4,130,547
2,500	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018, 5.000%, 7/01/36	7/27 at 100.00	AAA	3,081,225

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 215	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (5)	$237,377
4,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/31 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (5)	4,110,520
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,270,383
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	8,972,460
470	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB	485,618
1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.400%, 7/01/47 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,087,250
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
2,205	6.000%, 7/01/33	7/20 at 102.00	BB-	2,229,101
2,325	6.000%, 7/01/43	7/20 at 102.00	BB-	2,330,301
195	6.000%, 7/01/48	7/20 at 102.00	BB-	195,197
440	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	7/20 at 102.00	BB-	451,792
400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	418,636
3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A+ (5)	3,958,941
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	A3	1,262,150
13,155	5.000%, 12/01/32	No Opt. Call	A3	17,108,867
7,675	5.000%, 12/01/37	No Opt. Call	A3	10,353,575
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,756,537
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,141,981
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,164,570
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,079,460
721	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	10/19 at 100.00	N/R	720,950
74,616	Total Arizona			89,265,223
	Arkansas – 0.3%
13,340	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	14,356,241

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
$ 500	5.750%, 6/01/30 (Pre-refunded 6/01/20), 144A	6/20 at 100.00	N/R (5)	$514,585
1,020	6.000%, 6/01/40 (Pre-refunded 6/01/20), 144A	6/20 at 100.00	N/R (5)	1,051,355
14,860	Total Arkansas			15,922,181
	California – 19.5%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
14,510	5.000%, 10/01/35	10/26 at 100.00	BBB+	17,091,909
4,300	5.000%, 10/01/36	10/26 at 100.00	BBB+	5,054,564
6,045	5.000%, 10/01/37	10/26 at 100.00	BBB+	7,083,410
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A:
2,350	0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa	2,320,296
50	0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	48,974
9,715	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/47 (6)	5/40 at 100.00	Aa3	8,026,533
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38	4/27 at 100.00	AA-	11,214,900
2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,289,640
14,935	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	16,667,908
5,450	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2017B, 4.000%, 4/01/47	4/27 at 100.00	A2	5,940,336
12,060	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	AA	14,200,650
10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	AA-	11,986,500
4,650	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	AA-	5,452,218
1,670	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	BBB+	1,985,246
16,400	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 4.000%, 11/15/45	11/29 at 100.00	A+	18,532,820
3,015	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	3,472,164
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
1,395	5.000%, 2/01/30	2/27 at 100.00	AA	1,740,890
1,105	5.000%, 2/01/31	2/27 at 100.00	AA	1,369,305
485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	552,459

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	$2,451,570
2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52	8/23 at 100.00	AA-	2,545,040
1,495	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,640,897
3,205	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB (5)	3,348,648
	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017:
470	5.000%, 10/01/29	10/27 at 100.00	Baa1	575,116
1,165	5.000%, 10/01/30	10/27 at 100.00	Baa1	1,417,525
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
7,745	5.000%, 7/01/42	7/27 at 100.00	Baa2	9,032,684
7,385	5.000%, 7/01/47	7/27 at 100.00	Baa2	8,564,015
5,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	Baa2	5,831,300
33,900	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB+	40,236,588
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,000	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,168,180
1,040	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,229,758
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
1,750	5.000%, 2/01/42	2/27 at 100.00	A-	2,067,572
8,875	5.000%, 2/01/47	2/27 at 100.00	A-	10,426,794
640	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A	1/29 at 100.00	Baa3	769,005
1,625	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	Baa3	1,970,459
1,100	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/37	10/26 at 100.00	BBB-	1,262,888
1,475	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba1	1,610,317
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	AA-	1,043,060
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2019B:
2,525	5.000%, 5/01/31 (WI/DD, Settling 10/01/19)	No Opt. Call	Aa3	3,384,485
2,650	5.000%, 5/01/32 (WI/DD, Settling 10/01/19)	No Opt. Call	Aa3	3,603,894

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	A+ (5)	$1,019,390
33,630	California State University, Systemwide Revenue Bonds, Series 2018A, 5.000%, 11/01/48	11/28 at 100.00	Aa2	41,614,771
	California State, General Obligation Bonds, Refunding Various Purpose Series 2019:
8,000	3.000%, 10/01/34	10/29 at 100.00	AA	8,504,560
8,075	3.000%, 10/01/35	10/29 at 100.00	AA	8,556,189
700	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 15.150%, 3/01/40 – AGM Insured, 144A (IF) (7)	3/20 at 100.00	AA	746,697
1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	AA	1,423,142
12,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	AA	14,298,000
3,960	California State, General Obligation Bonds, Various Purpose Series 2019, 5.000%, 4/01/49	4/29 at 100.00	AA	4,960,058
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB	1,118,320
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,100	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	1,238,875
1,365	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	1,530,220
26,380	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	29,875,086
5,800	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	6,057,172
600	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	704,304
2,900	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57	12/27 at 100.00	A+	3,432,759
	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
4,000	5.000%, 5/15/47	5/27 at 100.00	Baa1	4,714,120
2,750	5.000%, 5/15/50	5/27 at 100.00	Baa1	3,231,992
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.750%, 7/01/30	10/19 at 100.00	CC	824,934
5,300	5.750%, 7/01/35	10/19 at 100.00	CC	5,299,417
2,000	5.500%, 7/01/39	10/19 at 100.00	CC	1,999,860
	Chaffey Community College District, San Bernardino County, California, General Obligation Bonds, Election 2018 Series 2019A:
3,390	3.000%, 6/01/37	6/28 at 100.00	AA	3,537,872
3,705	3.000%, 6/01/38	6/28 at 100.00	AA	3,855,349
3,975	3.000%, 6/01/39	6/28 at 100.00	AA	4,123,506

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (5)	$450,228
6,170	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	7,084,579
5,500	Escondido Union School District, San Diego County, California, General Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47	8/27 at 100.00	AAA	6,127,660
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	A-	1,147,464
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	6,615,200
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	3/20 at 100.00	A	1,406,592
10,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%, 8/01/48	8/27 at 100.00	Aa3	11,114,100
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
3,425	5.000%, 6/01/35	6/28 at 100.00	BBB	4,061,776
6,285	5.250%, 6/01/47	6/22 at 100.00	N/R	6,474,870
46,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	10/19 at 20.06	CCC+	7,856,025
9,000	Irvine Ranch Water District, California, Certificates of Participation, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	11,014,290
1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Superior Lien Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA	1,030,900
1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,861,834
2,750	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	3,217,940
11,625	Lammersville Schools Finance Authority, California, Lease Revenue Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 – BAM Insured	10/27 at 100.00	AA	11,702,074
21,500	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2019F, 3.000%, 8/01/47	8/29 at 100.00	Aa2	21,991,705
	Long Beach, California, Harbor Revenue Bonds, Series 2017:
1,600	5.000%, 5/15/36 (AMT)	5/27 at 100.00	AA	1,937,616
1,400	5.000%, 5/15/37 (AMT)	5/27 at 100.00	AA	1,690,388
1,410	5.000%, 5/15/40 (AMT)	5/27 at 100.00	AA	1,689,222
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
7,500	5.000%, 5/15/44	5/29 at 100.00	Aa2	9,406,500
7,500	5.000%, 5/15/49	5/29 at 100.00	Aa2	9,369,975
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A:
9,330	5.000%, 7/01/39	7/28 at 100.00	AAA	11,736,394
10,340	5.000%, 7/01/44	7/28 at 100.00	AAA	12,842,694

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 15,265	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44 (AMT)	11/27 at 100.00	AA-	$18,237,095
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/48 (AMT)	5/29 at 100.00	AA-	12,177,800
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D:
7,500	5.000%, 7/01/43	7/28 at 100.00	AA	9,265,200
6,000	5.000%, 7/01/48	7/28 at 100.00	AA	7,368,900
12,555	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A, 5.250%, 7/01/49	1/29 at 100.00	AA	15,847,549
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
2,300	5.000%, 7/01/34	1/27 at 100.00	AA+	2,834,819
2,500	5.000%, 7/01/35	1/27 at 100.00	AA+	3,073,825
7,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA+	9,147,000
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1:
8,945	5.000%, 7/01/34 – BAM Insured	1/28 at 100.00	AA	11,215,152
7,475	5.000%, 7/01/38	1/28 at 100.00	AAA	9,230,205
15,150	5.250%, 7/01/42	1/28 at 100.00	AAA	18,843,721
	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A:
9,320	5.000%, 6/01/43	6/28 at 100.00	AA	11,537,787
16,990	5.000%, 6/01/48	6/28 at 100.00	AA	20,880,030
2,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Subordinate Lien Series 2017B, 5.000%, 6/01/35	6/27 at 100.00	AA	3,111,575
500	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	552,290
3,000	Madera County, California, Certificates of Participation, Children's Hospital Central California, Series 2010, 5.375%, 3/15/36 (Pre-refunded 3/15/20)	3/20 at 100.00	AA- (5)	3,057,180
1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AA	1,007,250
1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,062,920
2,565	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A, 5.000%, 10/01/42, 144A	10/28 at 100.00	BBB-	2,902,067
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	4,299,764
2,500	6.500%, 11/01/39	No Opt. Call	A	3,934,025
30,945	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2012, Series 2019A, 3.000%, 8/01/40 – AGM Insured	8/27 at 100.00	AA	31,633,836

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 11,305	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 (ETM)	12/19 at 100.00	N/R (5)	$12,439,344
	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A:
1,250	5.000%, 8/15/41	8/26 at 100.00	N/R	1,440,663
2,000	5.000%, 8/15/46	8/26 at 100.00	N/R	2,294,520
	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A:
500	5.000%, 10/01/28 – BAM Insured	4/27 at 100.00	AA	629,610
500	5.000%, 10/01/30 – BAM Insured	4/27 at 100.00	AA	621,745
3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (5)	3,012,930
1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	1,787,634
3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	AA-	3,562,165
5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA-	3,066,965
15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (6)	8/36 at 100.00	AA	17,666,850
4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37 (Pre-refunded 6/30/20)	6/20 at 100.00	A- (5)	4,147,000
5,775	Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A, 5.000%, 8/01/39	8/28 at 100.00	AA-	7,238,731
715	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	827,777
	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C:
4,305	5.000%, 7/01/37 (AMT)	7/28 at 100.00	A+	5,246,805
6,000	5.000%, 7/01/38 (AMT)	7/28 at 100.00	A+	7,293,240
5,000	5.000%, 7/01/39 (AMT)	7/28 at 100.00	A+	6,064,150
845	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	3/20 at 100.00	N/R	857,067
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
8,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	A	9,540,320
2,500	5.000%, 7/01/47	7/27 at 100.00	A	3,007,550
3,615	5.000%, 7/01/47 (AMT)	7/27 at 100.00	A	4,286,522
6,895	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47	8/28 at 100.00	Aa3	8,679,633
	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
1,815	5.000%, 9/01/36	9/26 at 100.00	AA	2,219,981
6,160	5.000%, 9/01/40	9/26 at 100.00	AA	7,451,506

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 12,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A+	$14,241,432
12,715	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47 (AMT)	5/27 at 100.00	A+	14,936,692
25,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A+	30,435,500
1,820	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	1,825,496
13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB+	15,102,283
9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	A-	11,106,182
2,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/22 (AMT)	No Opt. Call	A	2,169,840
5,350	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	AA+	4,249,719
440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (5)	474,126
2,355	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38 (Pre-refunded 12/01/19)	12/19 at 100.00	A+ (5)	2,369,672
275	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	295,554
500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	BBB+ (5)	550,855
4,750	Tobacco Securitization Authority of Southern, California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.125%, 6/01/46	10/19 at 100.00	B+	4,762,540
920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured (Pre-refunded 9/01/20)	9/20 at 100.00	AA (5)	952,614
3,500	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/47	1/28 at 100.00	BBB+	4,045,475
5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	6,068,300
	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	2,210,358
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,183,994
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	2,395,159
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
1,425	5.000%, 9/01/42	9/26 at 100.00	N/R	1,641,087
1,205	5.000%, 9/01/47	9/26 at 100.00	N/R	1,381,978
7,505	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2007A, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Aa3	6,045,202

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 11,250	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (6)	No Opt. Call	Aa2	$ 10,687,725
917,225	Total California			997,441,617
	Colorado – 4.9%
560	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	600,919
500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	529,675
1,890	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47	12/22 at 103.00	N/R	1,981,457
1,400	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	A+	1,542,492
2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	10/19 at 100.00	BB+	2,069,894
3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	3,457,118
2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	AA-	2,505,800
11,755	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43	11/29 at 100.00	AA	13,139,151
6,570	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory Put 11/20/25)	No Opt. Call	AA	7,909,295
1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	1,544,970
9,985	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	10,737,769
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	A-	13,034,520
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	BBB+ (5)	835,976
6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	BBB+ (5)	7,361,072
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	3,243,000
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA-	3,028,920
1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	1,158,652
1,000	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	1,094,200

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 8,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	Aa2	$9,823,040
1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (5)	1,152,880
1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB+	2,049,563
1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	AA-	1,802,920
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (AMT)	11/23 at 100.00	A+	5,611,150
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
4,000	5.000%, 12/01/26 (AMT)	No Opt. Call	A+	4,855,600
10,510	5.000%, 12/01/34 (AMT)	12/28 at 100.00	A+	12,913,637
24,390	5.000%, 12/01/35 (AMT)	12/28 at 100.00	A+	29,883,360
19,500	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Current Interest Series 2018A-1, 5.000%, 8/01/48	8/26 at 100.00	AA	23,000,640
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,250	5.000%, 12/01/26	No Opt. Call	Baa2	2,664,833
510	5.000%, 12/01/31	12/26 at 100.00	Baa2	588,693
3,500	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,044,600
1,200	5.000%, 12/01/33	12/26 at 100.00	Baa2	1,387,512
565	5.000%, 12/01/34	12/26 at 100.00	Baa2	653,219
300	5.000%, 12/01/35	12/26 at 100.00	Baa2	346,686
	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019:
505	5.000%, 12/01/39, 144A	9/24 at 103.00	N/R	544,269
500	5.000%, 12/01/49, 144A	9/24 at 103.00	N/R	531,525
11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	10,590,273
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	15,943
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	304,043
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	14,352
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	17,367
9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	8,383,852
1,160	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,392,487
1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	1,085,808

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,764	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	$1,784,163
1,365	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,442,218
720	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	743,076
3,600	Fossil Ridge Metropolitan District No 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	3,677,076
660	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A, 5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	672,943
9,265	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46	12/21 at 103.00	N/R	9,473,185
	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,695	5.125%, 12/01/37	12/23 at 103.00	N/R	1,810,497
1,945	5.250%, 12/01/47	12/23 at 103.00	N/R	2,075,101
2,145	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 5.000%, 12/01/45	12/25 at 100.00	Aa2	2,512,910
2,025	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2009, 6.375%, 12/01/37 – AGC Insured (Pre-refunded 12/01/19)	12/19 at 100.00	AA (5)	2,041,787
620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	701,753
6,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	6,542,424
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,170	6.250%, 11/15/28	No Opt. Call	A+	2,784,891
3,580	6.500%, 11/15/38	No Opt. Call	A+	5,467,663
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	BBB+	1,048,954
4,265	6.000%, 1/15/41	7/20 at 100.00	BBB+	4,390,135
575	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	Baa1	663,901
1,310	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019, 5.000%, 12/01/49	9/24 at 103.00	N/R	1,397,154
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	832,726
224,044	Total Colorado			249,495,689

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut – 0.6%
$ 860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/53, 144A	9/26 at 100.00	BB	$934,734
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A (5)	1,075,900
11,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA-	12,850,530
3,065	Connecticut Health and Educational Facilities Authoroity, Revneue Bonds, Connecticut State University System, Series 2019Q-2, 5.000%, 11/01/30	11/29 at 100.00	A1	3,945,053
1,675	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	A+	1,956,015
6,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	7,347,015
428	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (5)	439,877
1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (5)	1,949,400
26,328	Total Connecticut			30,498,524
	Delaware – 0.1%
1,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	1,033,640
1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB+	1,077,930
2,450	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018, 5.000%, 6/01/48	12/28 at 100.00	BBB	2,870,812
600	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/58	1/28 at 100.00	BB+	656,310
5,050	Total Delaware			5,638,692
	District of Columbia – 0.4%
2,000	Metropolitan Washington DC Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (AMT)	10/21 at 100.00	AA-	2,140,600
	Metropolitan Washington DC Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Series 2018A:
8,470	5.000%, 10/01/33 (AMT)	10/28 at 100.00	AA-	10,475,696
3,000	5.000%, 10/01/34 (AMT)	10/28 at 100.00	AA-	3,698,670
3,000	5.000%, 10/01/35 (AMT)	10/28 at 100.00	AA-	3,688,200
16,470	Total District of Columbia			20,003,166
	Florida – 4.9%
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	335,361
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,555,208

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	$1,287,813
445	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	10/19 at 100.00	N/R	444,956
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured (Pre-refunded 10/01/21)	10/21 at 100.00	AA (5)	6,446,160
	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/01/40	7/25 at 100.00	CCC+	1,108,365
1,380	5.000%, 7/01/50	7/25 at 100.00	CCC+	994,304
12,970	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A	6/28 at 100.00	N/R	14,216,676
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
500	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	517,525
565	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	597,561
610	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	641,122
7,060	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2016B, 4.000%, 7/01/39	7/26 at 100.00	A+	7,768,965
910	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	994,120
1,125	Cityplace Community Development District, Florida, Special Assessement and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,284,638
1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 – AGC Insured (Pre-refunded 12/01/19)	12/19 at 100.00	AA (5)	1,006,560
1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,060,570
2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,082,824
1,570	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	1,724,472
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	B+	1,027,670
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
710	5.500%, 6/15/22, 144A	No Opt. Call	N/R	724,378
500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	518,785
1,100	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	1,132,505
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,298,540
1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,619,295

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
$ 8,200	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	No Opt. Call	N/R	$7,646,500
8,200	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/25 at 105.00	N/R	7,626,000
16,200	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/25 at 105.00	N/R	15,066,000
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
450	4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	491,805
550	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	602,267
6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	A-	7,299,800
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A2	1,342,846
1,000	5.000%, 12/01/31	12/22 at 100.00	A2	1,108,620
3,000	5.000%, 12/01/37	12/22 at 100.00	A2	3,310,380
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	874,826
3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (AMT)	10/24 at 100.00	AA-	3,526,321
	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A:
6,285	5.250%, 10/01/42	10/27 at 100.00	AA	7,652,742
3,930	5.250%, 10/01/47	10/27 at 100.00	AA	4,758,012
695	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	10/19 at 100.00	BB-	695,417
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB-	890,286
1,375	5.750%, 6/15/42	6/22 at 100.00	BB-	1,396,147
6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45 (Pre-refunded 11/15/24)	11/24 at 100.00	A+ (5)	8,097,237
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21 (AMT), 144A	6/20 at 100.00	BBB+	897,470
9,500	4.200%, 12/15/25 (AMT), 144A	6/20 at 100.00	BBB+	9,638,985
6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	7,179,289
7,405	Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/47	9/22 at 100.00	AA-	8,100,255
860	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%, 8/01/36	8/27 at 100.00	A+	1,033,866

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1:
$ 1,250	5.375%, 10/01/35 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R (5)	$1,300,687
335	5.375%, 10/01/35 (Pre-refunded 10/01/20)	10/20 at 100.00	A (5)	348,755
12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (AMT)	10/25 at 100.00	A	14,017,299
22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	AA-	24,363,147
7,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2019A, 5.000%, 10/01/47	4/29 at 100.00	A+	9,072,675
	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	BBB	570,477
625	5.000%, 6/01/32	6/21 at 100.00	BBB	650,550
750	5.000%, 6/01/36	6/21 at 100.00	BBB	778,710
875	5.125%, 6/01/42	6/21 at 100.00	BBB	906,903
	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019:
615	5.000%, 7/01/29	No Opt. Call	N/R	737,674
180	5.000%, 7/01/39	7/29 at 100.00	N/R	210,056
5,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	6,082,462
1,006	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,060,213
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
5,000	5.000%, 8/15/31	8/27 at 100.00	AA-	6,153,250
3,655	5.000%, 8/15/47	8/27 at 100.00	AA-	4,297,293
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A-	560,960
35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	37,890
210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	180,695
170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	10/19 at 100.00	N/R	2
475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (8)	10/19 at 100.00	N/R	5
435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	10/19 at 100.00	N/R	371,029
270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	10/19 at 100.00	N/R	189,745

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	10/19 at 100.00	N/R	$3
250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	266,518
1,495	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,568,404
	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Refunding Series 2017:
2,380	5.000%, 10/15/42	10/27 at 100.00	A3	2,789,741
3,000	5.000%, 10/15/47	10/27 at 100.00	A3	3,503,490
13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A-	14,862,770
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
470	5.125%, 5/01/36	5/28 at 100.00	N/R	497,326
930	5.500%, 5/01/46	5/28 at 100.00	N/R	1,012,054
230,486	Total Florida			249,014,227
	Georgia – 1.0%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
2,500	6.750%, 1/01/35	1/28 at 100.00	N/R	2,685,825
1,000	7.000%, 1/01/40	1/28 at 100.00	N/R	1,075,970
2,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/39 (AMT)	7/29 at 100.00	AA-	2,250,720
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B:
4,565	5.375%, 11/01/39 – AGM Insured (Pre-refunded 11/01/19)	11/19 at 100.00	AA (5)	4,580,064
2,435	5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	2,443,036
10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	A+ (5)	10,665,400
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A:
1,250	5.000%, 1/01/35	7/28 at 100.00	A	1,498,463
700	5.000%, 1/01/36	7/28 at 100.00	A	836,878
1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	1,211,045
1,000	Lavonia Hospital Authority, Georgia, Revenue Anticpation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 – AGM Insured (Pre-refunded 12/01/20)	12/20 at 100.00	AA (5)	1,054,570
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	1,036,531
1,000	5.500%, 9/15/28	No Opt. Call	A+	1,279,800
5,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A2	5,938,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa1	$1,703,542
13,120	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A+	14,786,896
48,220	Total Georgia			53,047,490
	Guam – 0.1%
1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	1,074,845
2,000	Guam Government Department of Education, Certificates of Participation, John F Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,050,320
1,005	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A- (5)	1,037,652
985	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	Ba1	1,158,163
1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	BBB+	1,871,706
6,620	Total Guam			7,192,686
	Hawaii – 0.2%
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	1,674,780
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	1,070,650
	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
865	8.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	872,577
1,250	9.000%, 11/15/44 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	1,261,263
4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	AA-	5,178,709
9,160	Total Hawaii			10,057,979
	Idaho – 0.2%
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
2,300	3.500%, 9/01/33	9/26 at 100.00	BB+	2,306,164
205	5.000%, 9/01/37	9/26 at 100.00	BB+	229,863
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
2,435	5.000%, 3/01/36	9/28 at 100.00	A-	2,922,365
2,250	5.000%, 3/01/37	9/28 at 100.00	A-	2,687,985
2,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc Project, Refunding Series 2016A, 5.000%, 12/01/38	12/26 at 100.00	BBB-	2,231,220
9,190	Total Idaho			10,377,597
	Illinois – 7.4%
	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
1,295	5.000%, 12/15/30 – AGM Insured (Pre-refunded 12/15/21)	12/21 at 100.00	AA (5)	1,398,108
705	5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	750,811

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
$ 1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	Baa2	$1,231,565
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	1,455,922
67,800	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	81,395,934
590	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	BB	623,730
1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB	1,340,923
35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	42,659,966
2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,220,246
1,550	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	1,575,327
3,180	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (AMT)	1/25 at 100.00	A	3,575,719
900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	971,235
8,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	10,518,189
920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,037,797
13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	15,311,990
125	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	10/19 at 100.00	BBB+	125,329
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
400	5.250%, 1/01/35	1/21 at 100.00	BBB+	411,160
1,035	5.000%, 1/01/40	1/21 at 100.00	BBB+	1,058,143
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	BBB+	1,046,340
7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	8,381,740
1,635	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 1/01/22 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+ (5)	1,649,355
1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	1/22 at 100.00	BBB+	1,394,052
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,260	5.000%, 1/01/24	No Opt. Call	BBB+	2,489,752
935	5.000%, 1/01/25	No Opt. Call	BBB+	1,049,500
2,500	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,833,875
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	784,884
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,405,528
2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,451,592
715	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	794,293

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA-	$4,603,880
2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	BB	2,071,760
	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 38.17	AA-	371,960
750	0.000%, 2/01/36	2/21 at 35.47	AA-	259,193
575	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	577,702
1,400	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BB+	1,495,676
2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	AA+	2,519,750
1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (5)	1,258,941
	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010:
710	6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	730,696
1,290	6.125%, 5/15/27	5/20 at 100.00	BBB-	1,318,444
3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa2	4,019,212
10,810	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	12,435,500
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
265	6.000%, 5/15/39	5/20 at 100.00	A	273,822
1,635	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	1,681,401
10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	12,086,734
1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA-	1,571,466
895	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.500%, 7/01/28	7/23 at 100.00	A-	1,012,540
20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	AA-	21,399
1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	Baa1	1,259,203
925	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured (Pre-refunded 3/01/20)	3/20 at 100.00	AA (5)	939,939
4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA-	4,294,320

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B:
$ 470	5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	$484,894
930	5.000%, 8/15/26	8/20 at 100.00	AA-	958,821
1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA- (5)	1,583,730
4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (7)	12/19 at 100.00	AA+	4,006,440
7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,308,501
8,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/30	1/26 at 100.00	BBB	8,953,200
5,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/27	5/24 at 100.00	BBB	5,498,400
5,325	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/24	No Opt. Call	BBB	5,923,051
	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	BBB	5,834,861
5,910	5.000%, 3/01/26	3/22 at 100.00	BBB	6,244,861
500	5.000%, 3/01/27	3/22 at 100.00	BBB	527,950
1,440	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28	7/23 at 100.00	BBB	1,571,314
5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	A-	5,248,100
3,000	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2, 5.500%, 1/01/30	10/19 at 100.00	N/R	2,917,380
875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB	921,690
1,280	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BBB	1,380,083
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB	5,890,266
1,225	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53	12/25 at 100.00	BBB	1,335,495
8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	Baa2	7,667,727
10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	6,216,400
1,841	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	2,039,018
845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	911,400
3,890	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	4,123,789
4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	5,625,512

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
$ 15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	$16,556,378
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	3,946,170
5,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A, 4.000%, 4/01/32	4/23 at 100.00	A1	5,310,450
7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	8,372,167
339,481	Total Illinois			376,104,591
	Indiana – 2.8%
695	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	748,758
5,215	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A, 5.250%, 10/15/20	No Opt. Call	A+	5,406,025
1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	B	1,402,380
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,596,646
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,160,194
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
3,710	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	3,892,347
6,075	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	6,371,582
5,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44	12/28 at 100.00	A1	5,426,200
1,640	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A3	1,839,080
1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)	3/20 at 100.00	N/R (5)	1,015,530
3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,163,620
6,495	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 5.000%, 11/01/43	11/28 at 100.00	AA-	7,868,952
9,215	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (AMT)	7/23 at 100.00	A-	10,038,176
15,205	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	17,919,092
8,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	AA	9,177,920
	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A:
6,490	5.000%, 2/01/44	2/29 at 100.00	AAA	8,041,370
23,520	5.000%, 2/01/49	2/29 at 100.00	AAA	28,965,821

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
$ 1,530	5.000%, 4/01/26	4/22 at 100.00	Ba1	$1,618,036
1,400	5.000%, 4/01/27	4/22 at 100.00	Ba1	1,478,680
1,560	5.000%, 4/01/29	4/22 at 100.00	Ba1	1,644,599
	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013:
305	5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	333,359
9,185	7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	10,789,068
5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011, 8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	5,619,950
123,035	Total Indiana			140,517,385
	Iowa – 0.5%
2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	2,336,471
4,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health, Series 2016E, 4.000%, 8/15/46	2/26 at 100.00	AA-	4,254,520
2,980	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	3,023,508
5,375	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	5,866,866
1,015	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	10/19 at 105.00	B+	1,067,059
3,920	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/25 at 103.00	B+	4,197,026
810	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	AAA	815,144
360	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (AMT)	12/19 at 102.00	A	370,192
2,045	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	10/19 at 100.00	B	2,045,409
22,780	Total Iowa			23,976,195
	Kansas – 0.2%
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016:
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,706,340
1,320	5.000%, 12/01/41	12/26 at 100.00	Baa3	1,486,993
	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C:
100	5.500%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	100,477
4,440	5.500%, 11/15/29	11/19 at 100.00	AA	4,462,244
1,250	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	10/19 at 100.00	BB	1,252,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$ 780	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	$ 791,747
9,390	Total Kansas			9,799,951
	Kentucky – 1.4%
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
2,545	5.000%, 9/01/43	9/28 at 100.00	A2	3,050,335
2,600	5.000%, 9/01/48	9/28 at 100.00	A2	3,098,134
6,345	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	A	6,662,821
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (5)	2,571,225
2,480	6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (5)	2,554,574
2,630	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A, 5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	3,088,251
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
5,655	5.000%, 7/01/37	7/25 at 100.00	BBB+	6,399,141
2,050	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,253,114
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018:
2,000	5.000%, 5/01/35	5/28 at 100.00	A1	2,414,360
2,500	5.000%, 5/01/36	5/28 at 100.00	A1	3,010,175
4,000	5.000%, 5/01/37	5/28 at 100.00	A1	4,790,480
	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A:
5,735	5.000%, 10/01/31	10/26 at 100.00	A+	6,867,491
2,785	4.000%, 10/01/35	10/26 at 100.00	A+	3,050,048
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	N/R	5,271,650
12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	No Opt. Call	A3	13,863,840
1,635	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A1	1,663,613
63,210	Total Kentucky			70,609,252
	Louisiana – 0.7%
25,965	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	28,657,311
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB-	1,047,060
2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	2,283,161

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	$1,180,001
1,135	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B, 4.000%, 12/01/49 – AGM Insured	12/28 at 100.00	AA	1,250,350
31,180	Total Louisiana			34,417,883
	Maine – 0.3%
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BB	2,158,120
10,390	6.750%, 7/01/41	7/21 at 100.00	BB	11,178,601
1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,707,724
	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	509,565
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,106,200
15,515	Total Maine			16,660,210
	Maryland – 0.6%
	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A:
450	5.000%, 6/01/44 (AMT)	6/29 at 100.00	Baa3	540,810
900	5.000%, 6/01/49 (AMT)	6/29 at 100.00	Baa3	1,075,734
14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (7)	2/25 at 100.00	A	16,313,798
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	No Opt. Call	BB	1,000,270
8,390	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016, 5.000%, 5/01/41	5/26 at 100.00	AA	9,863,536
25,090	Total Maryland			28,794,148
	Massachusetts – 1.5%
8,620	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32	7/26 at 85.54	AA	6,434,744
1,000	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	1,099,890
4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/19 at 100.00	N/R	4,200,577
	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,315	5.000%, 7/01/31	7/29 at 100.00	A	1,659,951
1,250	5.000%, 7/01/32	7/29 at 100.00	A	1,569,388
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,200	5.000%, 7/01/35	7/26 at 100.00	BBB	1,391,700
5,590	5.000%, 7/01/37	7/26 at 100.00	BBB	6,444,096

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$ 10,410	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	BBB+	$11,965,462
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	1,715,265
1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB	1,132,259
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
2,500	5.000%, 7/01/39	1/29 at 100.00	BBB+	3,008,575
10,165	5.000%, 7/01/44	1/29 at 100.00	BBB+	12,109,361
	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
3,490	5.000%, 6/01/43	6/28 at 100.00	AA-	4,273,819
6,210	5.000%, 6/01/48	6/28 at 100.00	AA-	7,565,891
3,010	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	3,399,133
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/43	11/27 at 100.00	Aa1	6,058,400
66,645	Total Massachusetts			74,028,511
	Michigan – 1.3%
4,425	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	4,157,907
9,500	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured	No Opt. Call	Aa1	11,970,570
800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, WA Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured (Pre-refunded 6/01/20)	6/20 at 100.00	AA (5)	819,920
16,670	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A, 4.000%, 2/15/47	8/29 at 100.00	AA-	18,329,498
10,115	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA-	11,782,660
270	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	12/19 at 100.00	BBB-	270,381
	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
205	6.000%, 10/01/21	No Opt. Call	B	199,268
500	7.000%, 10/01/31	10/21 at 100.00	B	488,535
1,000	7.000%, 10/01/36	10/21 at 100.00	B	950,570
2,485	Michigan Finance Authority, Senior Lien Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	3,021,984
1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,597,259
1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	10/19 at 100.00	BBB-	1,252,525

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 1,195	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	10/19 at 100.00	N/R	$1,195,550
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa2	807,600
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa2	2,153,000
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	502,550
1,480	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	1,487,770
5,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	5,625,050
59,695	Total Michigan			66,612,597
	Minnesota – 0.9%
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41	8/26 at 100.00	BB+	315,369
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	160,049
270	5.000%, 7/01/47	7/24 at 102.00	N/R	284,507
4,050	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	4,272,304
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	252,953
675	5.250%, 1/01/46	1/23 at 100.00	N/R	680,953
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
1,555	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,610,887
1,250	5.000%, 8/01/51, 144A	8/22 at 100.00	N/R	1,293,225
2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,735,603
3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	3,051,600
2,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	2,631,060
500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	521,405
16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	BBB-	17,046,080

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
$ 2,500	5.000%, 11/15/27 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	$3,016,250
2,080	5.250%, 11/15/28 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	2,170,501
535	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	558,278
235	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	283,528
3,750	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	4,237,312
42,760	Total Minnesota			45,121,864
	Mississippi – 0.2%
5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,645,550
3,430	University of Mississippi Educational Building Corporation, Revenue Bonds, Facilities Refinancing Project, Series 2019A, 3.000%, 10/01/34	10/29 at 100.00	Aa2	3,598,104
8,430	Total Mississippi			9,243,654
	Missouri – 2.0%
3,185	Bi-State Development Agency, Bi-State MetroLink District, Missouri, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	4,031,254
2,205	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A-	2,211,218
17,965	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, 5.000%, 3/01/49 – AGM Insured (AMT)	3/29 at 100.00	AA	21,581,714
15,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	15,365,250
8,935	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	9,566,973
1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB	1,317,188
4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 2015-XF0046, 10.367%, 11/15/39 (Pre-refunded 11/15/19), 144A (IF)	11/19 at 100.00	AA+ (5)	4,514,073
2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,632,275
15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	16,659,377

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
$ 5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	$3,716,300
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	5,011,650
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	4,317,000
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	4,652,690
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	3,838,020
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	1,230,260
1,288	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/20 at 100.00	N/R	1,289,906
1,390	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	10/19 at 100.00	N/R	837,044
106,273	Total Missouri			102,772,192
	Montana – 0.3%
2,505	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	2,986,611
1,910	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	BBB	2,205,534
9,130	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	11,057,161
13,545	Total Montana			16,249,306
	Nebraska – 0.8%
3,075	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/30	No Opt. Call	A	3,857,926
4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,341,520
1,740	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	1,982,469
	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2016A:
18,465	5.000%, 2/01/46 (UB) (7)	2/26 at 100.00	A+	21,352,372
10,000	5.000%, 2/01/49 (UB) (7)	2/26 at 100.00	A+	11,526,900
37,280	Total Nebraska			43,061,187
	Nevada – 1.2%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
265	5.000%, 9/01/29	9/27 at 100.00	A-	320,547
750	5.000%, 9/01/30	9/27 at 100.00	A-	903,412
730	5.000%, 9/01/32	9/27 at 100.00	A-	873,248
1,965	5.000%, 9/01/42	9/27 at 100.00	A-	2,297,517
1,150	5.000%, 9/01/47	9/27 at 100.00	A-	1,336,955
13,600	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	16,463,616

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	$2,017,600
4,765	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	4,829,089
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,125	4.000%, 9/01/25	No Opt. Call	N/R	1,191,791
1,800	4.000%, 9/01/35	9/26 at 100.00	N/R	1,837,872
2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	2,636,200
20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/46 (UB) (7)	6/26 at 100.00	AA+	23,555,400
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
90	4.000%, 6/01/20	No Opt. Call	N/R	91,012
715	4.000%, 6/01/21	No Opt. Call	N/R	734,305
325	5.000%, 6/01/23	No Opt. Call	N/R	351,764
200	4.250%, 6/01/24	6/23 at 103.00	N/R	212,224
1,760	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,941,949
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
20	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	21,267
25	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	26,584
365	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	Aa2 (5)	388,444
54,150	Total Nevada			62,030,796
	New Hampshire – 0.2%
8,170	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B1	8,693,860
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,000	5.000%, 8/01/34	2/28 at 100.00	A	1,219,400
725	5.000%, 8/01/36	2/28 at 100.00	A	879,505
9,895	Total New Hampshire			10,792,765
	New Jersey – 1.8%
4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	5,040,060
1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,453,882
3,215	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 4.000%, 7/01/34	7/27 at 100.00	BBB+	3,440,275

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 9,090	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.500%, 6/15/29	12/26 at 100.00	A-	$10,950,632
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
1,000	5.125%, 9/15/23 (AMT)	8/22 at 101.00	BB	1,076,410
1,650	5.250%, 9/15/29 (AMT)	8/22 at 101.00	BB	1,809,588
2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	BB	2,600,940
835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	859,917
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	AA	1,213,680
1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,655,377
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,475	5.000%, 6/15/30	6/26 at 100.00	A+	1,733,110
1,035	5.000%, 6/15/31	6/26 at 100.00	A+	1,211,933
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
11,305	5.000%, 12/15/32	12/28 at 100.00	A-	13,394,955
6,000	5.000%, 12/15/33	12/28 at 100.00	A-	7,092,480
14,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 5.250%, 6/15/43	12/28 at 100.00	A-	16,422,420
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
4,000	4.000%, 6/15/36 (WI/DD, Settling 10/03/19)	12/28 at 100.00	A-	4,285,080
3,200	4.000%, 6/15/37 (WI/DD, Settling 10/03/19)	12/28 at 100.00	A-	3,415,552
3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	3,916,553
1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured (Pre-refunded 12/01/19)	12/19 at 100.00	A3 (5)	1,007,370
1,760	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	1,933,818
2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA	2,014,640
6,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	6,802,153
81,465	Total New Jersey			93,330,825
	New Mexico – 0.1%
3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	BBB- (5)	3,098,910

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 13.4%
$ 11,125	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	Baa3	$12,802,316
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	1,114,850
7,745	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	7,857,767
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A:
500	4.500%, 6/01/27	6/24 at 103.00	BBB-	555,610
250	5.000%, 6/01/35	6/24 at 103.00	BBB-	280,400
1,440	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,695,571
2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Manhattan College, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A-	2,958,925
2,400	Build New York City Resource Corporation, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,746,056
4,450	Dormitory Authority of the State of New York, New York State University Facities Revenue Bonds, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	Aa3	5,453,386
3,500	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System Obligated Group Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	BBB+	3,853,325
8,145	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	9,360,886
4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured (Pre-refunded 7/01/20)	7/20 at 100.00	AA (5)	5,115,195
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
100	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	117,970
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	352,188
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2019A:
10,300	5.000%, 10/01/28	10/27 at 100.00	Aa3	13,093,875
2,790	5.000%, 10/01/33	10/27 at 100.00	Aa3	3,466,742
	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017:
500	5.000%, 7/01/29	7/27 at 100.00	A+	620,455
175	5.000%, 7/01/32	7/27 at 100.00	A+	214,771
2,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A Bidding Group 2,3,4, 5.000%, 3/15/36	3/29 at 100.00	Aa1	2,525,380
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A:
14,000	5.000%, 3/15/38	3/28 at 100.00	AA+	17,227,000
13,000	5.000%, 3/15/41	3/28 at 100.00	AA+	15,881,320

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C:
$ 8,000	5.000%, 3/15/36	3/28 at 100.00	AA+	$9,910,960
10,000	5.000%, 3/15/37	3/28 at 100.00	AA+	12,342,300
1,365	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	1,506,428
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
245	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa2 (5)	260,023
155	5.750%, 2/15/47	2/21 at 100.00	Aa2	163,824
6,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A	7,847,515
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured (Pre-refunded 5/01/21)	5/21 at 100.00	AA (5)	1,060,610
1,980	5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A (5)	2,100,008
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2017A:
1,400	5.000%, 7/01/34	7/27 at 100.00	AA-	1,732,850
1,000	5.000%, 7/01/36	7/27 at 100.00	AA-	1,227,610
1,000	5.000%, 7/01/37	7/27 at 100.00	AA-	1,222,110
7,100	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	A-	8,230,604
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	A-	263,489
300	5.000%, 7/01/24	No Opt. Call	A-	345,249
210	5.000%, 7/01/26	7/24 at 100.00	A-	241,366
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	3.163%, 10/01/37 (8)	10/19 at 100.00	N/R	1,965,000
1,000	3.231%, 10/01/46 (8)	10/19 at 100.00	N/R	655,000
715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	10/19 at 100.00	AA	718,761
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47	12/26 at 100.00	AA+	1,195,760
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE:
5,000	5.000%, 6/15/36	6/27 at 100.00	AA+	6,128,550
5,000	5.000%, 6/15/37	6/27 at 100.00	AA+	6,105,500
18,515	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series DD-2, 5.250%, 6/15/49	6/28 at 100.00	AA+	22,911,942

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series FF-2:
$ 9,760	4.000%, 6/15/37	6/29 at 100.00	AA+	$11,305,301
10,720	4.000%, 6/15/41	6/29 at 100.00	AA+	12,236,773
3,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.000%, 7/15/33	7/28 at 100.00	AA	3,773,490
5,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 5.000%, 7/15/35	7/27 at 100.00	AA	6,124,650
22,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/35	7/28 at 100.00	AA	27,493,180
4,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/36	7/25 at 100.00	AA	4,710,880
15,085	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	17,727,741
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
12,000	5.000%, 8/01/40	8/28 at 100.00	AAA	14,766,600
7,220	5.000%, 8/01/42	8/28 at 100.00	AAA	8,849,482
7,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries A-3, 3.000%, 5/01/45	5/29 at 100.00	AAA	7,160,720
14,965	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1, 5.000%, 3/01/44	3/28 at 100.00	Aa1	18,143,416
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
7,000	5.000%, 4/01/39	4/28 at 100.00	Aa1	8,607,760
9,775	5.000%, 4/01/43	4/28 at 100.00	Aa1	11,884,445
5,000	5.000%, 4/01/45	4/28 at 100.00	Aa1	6,064,700
	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1:
3,800	5.000%, 12/01/40	12/28 at 100.00	Aa1	4,698,890
13,695	5.000%, 12/01/44	12/28 at 100.00	Aa1	16,823,760
	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1:
20,890	3.000%, 8/01/36	8/29 at 100.00	Aa1	21,948,914
20,000	4.000%, 8/01/44	8/29 at 100.00	Aa1	22,741,000
20,730	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	22,932,148
6,235	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69 (WI/DD, Settling 10/22/19)	3/29 at 100.00	Aa2	6,363,628
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69 (WI/DD, Settling 10/22/19)	3/29 at 100.00	A2	1,016,650
2,465	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69 (WI/DD, Settling 10/22/19)	3/29 at 100.00	Baa2	2,508,803

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 10,160	New York State Clean Water And Drinking Water Revenue Subordinated Revolving Fds New York City Municipal Water, Series 2019, 3.000%, 6/15/38 (WI/DD, Settling 10/08/19)	6/29 at 100.00	AAA	$10,649,102
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
1,000	5.000%, 6/15/31 (WI/DD, Settling 10/08/19)	6/29 at 100.00	AAA	1,303,030
2,300	5.000%, 6/15/32 (WI/DD, Settling 10/08/19)	6/29 at 100.00	AAA	2,990,184
2,000	5.000%, 6/15/35 (WI/DD, Settling 10/08/19)	6/29 at 100.00	AAA	2,564,980
24,465	5.000%, 6/15/42	6/27 at 100.00	AAA	29,633,476
15,000	5.000%, 6/15/46	6/27 at 100.00	AAA	18,084,000
7,820	5.000%, 6/15/48	6/28 at 100.00	AAA	9,603,351
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
2,495	5.000%, 8/01/20 (AMT)	No Opt. Call	BB	2,555,454
2,660	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	2,792,042
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
4,000	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa3	4,500,880
10,515	5.000%, 1/01/27 (AMT)	No Opt. Call	Baa3	12,627,253
10,000	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	12,227,600
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
8,120	4.000%, 7/01/37 – AGM Insured (AMT)	7/24 at 100.00	AA	8,687,101
6,060	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	6,712,177
8,280	5.250%, 1/01/50 (AMT)	7/24 at 100.00	BBB	9,242,302
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Sixteen Series 2019:
5,000	4.000%, 9/01/45	9/29 at 100.00	AA-	5,720,450
7,855	4.000%, 9/01/49	9/29 at 100.00	AA-	8,931,763
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB+	836,356
1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB-	1,221,176
	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
3,900	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	4,564,677
5,000	5.000%, 2/01/26 – AGM Insured	No Opt. Call	AA	5,992,350
3,675	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	4,501,434
8,260	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37	5/27 at 100.00	AA-	10,081,660
24,510	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%, 11/15/49	5/29 at 100.00	AA-	30,459,803

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 1,360	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	$1,644,539
1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A3	1,445,206
4,405	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	4,382,887
8,000	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/41	6/27 at 100.00	BBB+	8,942,400
5,200	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	5,862,740
582,740	Total New York			682,072,751
	North Carolina – 0.2%
1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 10.490%, 7/01/38, 144A (IF) (7)	7/20 at 100.00	AAA	1,922,240
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 (ETM)	No Opt. Call	Baa2 (5)	1,104,210
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016:
335	5.000%, 10/01/31	10/24 at 102.00	N/R	373,311
890	5.000%, 10/01/37	10/24 at 102.00	N/R	978,199
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
1,930	5.000%, 7/01/47	7/26 at 100.00	BBB	2,203,133
1,005	5.000%, 7/01/51	7/26 at 100.00	BBB	1,145,077
4,310	5.000%, 7/01/54	7/26 at 100.00	BBB	4,907,883
11,250	Total North Carolina			12,634,053
	North Dakota – 0.2%
2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	2,833,419
2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured	11/22 at 100.00	AA	2,143,100
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	A-	2,170,056
3,535	5.000%, 12/01/32	12/21 at 100.00	A-	3,753,392
10,280	Total North Dakota			10,899,967
	Ohio – 2.3%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
8,850	5.125%, 6/01/24	10/19 at 100.00	B-	8,850,088
12,920	5.875%, 6/01/30	10/19 at 100.00	B-	12,950,879
10,060	5.750%, 6/01/34	10/19 at 100.00	B-	10,074,889
21,760	5.875%, 6/01/47	10/19 at 100.00	B-	21,855,744

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 750	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43	12/22 at 100.00	N/R	$766,140
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A (5)	3,129,360
2,000	5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (5)	2,096,940
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB	3,130,653
525	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.625%, 8/15/29	10/19 at 100.00	A-	526,817
5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Baa1 (5)	6,386,053
1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,586,280
3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB-	3,567,305
3,700	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (8)	No Opt. Call	N/R	3,061,750
10,000	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B	11,055,100
2,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	2,068,750
1,075	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, 144A (AMT)	1/28 at 100.00	N/R	1,163,870
1,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (8)	No Opt. Call	N/R	1,241,250
700	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (8)	No Opt. Call	N/R	579,250
7,625	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (8)	No Opt. Call	N/R	6,309,687
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
1,025	5.000%, 12/01/22	No Opt. Call	BB-	1,067,558
3,000	5.750%, 12/01/32	12/22 at 100.00	BB-	3,282,780
2,000	6.000%, 12/01/42	12/22 at 100.00	BB-	2,165,640
700	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Series 2016A-1, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	761,334
2,920	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (AMT)	10/19 at 101.00	Aa1	2,928,556

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
$ 2,000	5.000%, 12/01/27	12/22 at 100.00	Ba2	$2,143,080
2,710	5.000%, 12/01/32	12/22 at 100.00	Ba2	2,877,830
115,180	Total Ohio			115,627,583
	Oklahoma – 0.4%
1,470	Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A+	1,745,449
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
4,385	5.500%, 8/15/52	8/28 at 100.00	Baa3	5,246,126
3,250	5.500%, 8/15/57	8/28 at 100.00	Baa3	3,868,702
2,500	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc- Cross Village Student Housing Project, Series 2017, 5.000%, 8/01/52	8/27 at 100.00	CC	1,475,000
9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	BB-	10,264,519
20,695	Total Oklahoma			22,599,796
	Oregon – 0.4%
8,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	9,669,345
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	2,027,756
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,752,448
840	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30 (Pre-refunded 9/01/20), 144A	9/20 at 100.00	N/R (5)	876,061
360	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (AMT)	1/20 at 100.00	Aaa	362,131
7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (AMT)	7/20 at 100.00	AA-	7,336,952
20,310	Total Oregon			22,024,693
	Pennsylvania – 3.8%
315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	BB-	326,009
1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (5)	1,248,221
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
4,540	4.000%, 7/15/38	7/29 at 100.00	A+	5,110,905
2,555	4.000%, 7/15/39	7/29 at 100.00	A+	2,862,034

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018:
$ 500	5.000%, 5/01/23, 144A	No Opt. Call	Ba3	$543,980
300	5.000%, 5/01/42, 144A	5/28 at 100.00	Ba3	338,790
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
6,835	5.000%, 5/01/28, 144A	No Opt. Call	N/R	7,713,298
1,580	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	1,774,229
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	1,119,570
3,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (8)	No Opt. Call	N/R	3,103,125
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
5,800	4.375%, 1/01/35 (Mandatory Put 7/01/22) (8)	No Opt. Call	N/R	6,227,750
455	3.500%, 4/01/41 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	376,513
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	1,655,000
1,545	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015, 5.000%, 1/01/38	1/25 at 100.00	BBB+	1,700,752
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B:
1,100	5.000%, 7/01/31	7/29 at 100.00	A1	1,422,355
1,015	5.000%, 7/01/32	7/29 at 100.00	A1	1,304,285
1,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%, 7/01/44	7/29 at 100.00	A1	1,243,090
5,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/39	1/29 at 100.00	A+	6,852,670
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
2,185	5.000%, 9/01/43	9/28 at 100.00	A	2,624,644
5,445	5.000%, 9/01/48	9/28 at 100.00	A	6,502,582
2,240	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019, 4.000%, 9/01/44	9/29 at 100.00	A	2,437,703
705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (5)	729,118
910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 13.354%, 8/01/24 (Pre-refunded 8/01/20), 144A (IF) (7)	8/20 at 100.00	N/R (5)	1,020,055

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
$ 1,860	5.250%, 1/15/45	1/25 at 100.00	Ba1	$2,082,251
1,310	5.250%, 1/15/46	1/25 at 100.00	Ba1	1,465,418
1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	1,765,071
1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B	1,084,060
4,500	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	A	4,814,775
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
10,395	5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	11,891,152
3,750	5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	4,254,975
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	1,240,272
7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	8,496,719
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	19,131,750
25,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A, 5.000%, 12/01/44	12/29 at 100.00	A3	30,304,750
	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018:
2,500	5.000%, 5/01/36	5/28 at 100.00	A	3,047,050
2,250	5.000%, 5/01/37	5/28 at 100.00	A	2,733,503
480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BB-	492,053
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (5)	2,061,400
4,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/34 (AMT)	7/27 at 100.00	A	4,803,120
260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	265,538
2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A (5)	2,481,031
8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	11/22 at 100.00	A+	9,828,796
2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,467,896
3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	AA- (5)	3,183,600

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 5,400	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/34	7/27 at 100.00	BBB-	$6,308,010
	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
8,865	5.000%, 7/01/31	7/27 at 100.00	BBB-	10,443,413
1,930	5.000%, 7/01/32	7/27 at 100.00	BBB-	2,266,554
169,810	Total Pennsylvania			195,149,835
	Puerto Rico – 1.1%
5,895	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	Ca	6,366,600
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
6,885	5.000%, 7/01/21	No Opt. Call	Ca	7,177,612
6,635	5.000%, 7/01/22	No Opt. Call	Ca	6,966,750
6,580	5.250%, 7/01/24	7/22 at 100.00	Ca	6,941,900
13,225	5.000%, 7/01/33	7/22 at 100.00	Ca	13,803,594
5,270	5.250%, 7/01/42	7/22 at 100.00	Ca	5,526,913
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 5.000%, 7/01/58	7/28 at 100.00	N/R	10,567,200
54,490	Total Puerto Rico			57,350,569
	South Carolina – 1.1%
3,330	Columbia, South Carolina, Stormwater System Revenue Bonds, City Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48	2/28 at 100.00	AA+	4,038,724
170	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	A	174,462
10,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	1/24 at 100.30	Aa2	10,893,000
3,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48	5/28 at 100.00	A	3,509,070
5,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A	5,797,950
7,140	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A	7,641,799
2,385	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	A	2,726,866
2,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	A	2,584,231
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.500%, 12/01/33	12/23 at 100.00	A	2,295,080
4,520	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A	5,018,149

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
$ 4,860	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A+	$5,967,157
3,760	5.000%, 7/01/32 (AMT)	7/28 at 100.00	A+	4,600,548
48,330	Total South Carolina			55,247,036
	South Dakota – 0.1%
2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,660,875
1,000	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa2	1,009,770
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	1,039,011
4,410	Total South Dakota			4,709,656
	Tennessee – 1.2%
3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,010,110
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A:
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,565,650
4,860	5.000%, 7/01/32	7/23 at 100.00	A	5,402,327
1,660	5.000%, 7/01/33	7/23 at 100.00	A	1,843,961
6,500	5.000%, 7/01/34	7/23 at 100.00	A	7,207,915
10,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A	12,378,436
1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	A	1,537,085
1,900	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.500%, 6/15/37, 144A (8)	6/27 at 100.00	N/R	1,045,000
5,240	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (7)	7/26 at 100.00	A3	6,067,553
	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009:
635	5.250%, 12/01/39 – AGM Insured (Pre-refunded 12/01/19)	12/19 at 100.00	AA (5)	639,058
1,365	5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	1,373,832
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,065,590
10,870	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	No Opt. Call	A	11,627,313
53,895	Total Tennessee			58,763,830

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 7.0%
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
$ 125	5.000%, 12/01/46	12/26 at 100.00	BBB-	$139,866
740	5.000%, 12/01/51	12/26 at 100.00	BBB-	825,744
10,000	Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series 2018C, 5.000%, 2/15/48 – BAM Insured	2/23 at 100.00	AA	10,834,700
	Austin, Texas, Airport System Revenue Bonds, Series 2019B:
6,000	5.000%, 11/15/44 (AMT)	11/29 at 100.00	A1	7,340,400
10,960	5.000%, 11/15/48 (AMT)	11/29 at 100.00	A1	13,348,842
	Bexar County Hospital District, Texas, Certificates of Obligation, Refunding Limited Tax Series 2019:
1,195	5.000%, 2/15/34	2/28 at 100.00	Aa1	1,482,027
5,555	5.000%, 2/15/37	2/28 at 100.00	Aa1	6,831,817
1,730	5.000%, 2/15/39	2/28 at 100.00	Aa1	2,116,413
1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	A- (5)	1,763,968
3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	A- (5)	3,603,966
5,410	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	A-	6,337,653
1,970	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	10/19 at 100.00	B	1,974,629
2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB+	2,946,867
1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB+	1,433,013
2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB-	2,643,850
9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB-	10,572,321
12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/46 (UB) (7)	12/25 at 100.00	AA+	14,386,109
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	3,641,260
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,559,865
20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	20,756
5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (AMT)	11/21 at 100.00	A+	5,293,800
1,720	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	1,819,141

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	$1,098,876
8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa2	9,188,955
3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	3,086,160
1,270	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 7/01/25 (AMT)	7/21 at 100.00	A+	1,345,590
1,735	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	BB	1,957,843
1,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (AMT)	No Opt. Call	BB	1,531,920
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	BB	280,288
8,755	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2017B, 5.000%, 11/15/37	11/27 at 100.00	Aa2	10,729,252
1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A	2,090,501
335	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	9/24 at 100.00	A	381,689
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	A	1,575,084
1,280	5.000%, 8/15/35	8/25 at 100.00	A	1,466,163
6,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (AMT)	11/22 at 100.00	A3	7,330,445
1,800	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/48	5/28 at 100.00	A+	2,175,588
7,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 2001A, 2.600%, 11/01/29	No Opt. Call	A-	7,213,640
3,020	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	3,281,049
4,590	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (8)	1/26 at 102.00	N/R	4,131,000
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46	11/23 at 103.00	BBB-	713,565
805	5.000%, 11/01/51	11/23 at 103.00	BBB-	862,203
570	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	603,453

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016:
$ 1,100	5.000%, 11/15/36	11/24 at 102.00	BB+	$1,202,707
1,550	5.000%, 11/15/46	11/24 at 102.00	BB+	1,669,582
755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	818,480
9,680	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2016, 4.000%, 11/01/36	11/24 at 102.00	BBB+	10,324,107
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A:
30	5.000%, 4/01/31	4/26 at 100.00	BB	31,737
360	5.000%, 4/01/36	4/26 at 100.00	BB	376,229
65	5.000%, 4/01/48	4/26 at 100.00	BB	66,850
6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	7,140,756
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,:
1,275	5.000%, 4/01/31	4/26 at 100.00	BBB-	1,385,543
1,290	5.000%, 4/01/36	4/26 at 100.00	BBB-	1,383,306
2,445	5.000%, 4/01/48	4/26 at 100.00	BBB-	2,580,355
1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB-	1,356,675
3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	3,159,030
10,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B3	9,375,400
10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (5)	14,846,304
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	2,157,460
7,915	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 5.000%, 1/01/38	1/29 at 100.00	A+	9,817,212
4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A	5,116,173
4,395	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Refunding Series 2018A, 5.000%, 10/01/32 (AMT)	10/28 at 100.00	AAA	5,492,256
2,695	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	2,793,206

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
$ 655	5.000%, 2/01/29	2/24 at 100.00	Ba1	$705,599
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba1	1,917,885
385	5.125%, 2/01/39	2/24 at 100.00	Ba1	407,904
645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	797,594
	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Refunding School Buidling Series 2019:
8,000	4.000%, 8/15/40	8/28 at 100.00	Aaa	9,124,080
6,410	4.000%, 8/15/41	8/28 at 100.00	Aaa	7,293,618
3,660	4.000%, 8/15/44	8/28 at 100.00	Aaa	4,136,166
5,950	Stephen F Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 10/15/42	10/28 at 100.00	AA-	7,253,407
3,435	Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds, Texas, Christus Health, Refunding Series 2018B, 5.000%, 7/01/35	1/29 at 100.00	A+	4,223,092
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
70	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	72,520
870	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	901,320
3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	3,545,460
3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	4,024,338
845	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	856,991
10,115	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	11,384,635
7,300	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	8,503,113
7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	8,133,372
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A	8,424,240
7,000	0.000%, 8/15/37	8/24 at 56.94	A	3,406,200
10,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/42	8/24 at 100.00	BBB+	11,203,800
14,670	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2019A, 3.000%, 10/15/35 (WI/DD, Settling 10/10/19)	10/29 at 100.00	AAA	15,462,913

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010:
$ 600	7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (5)	$635,700
80	7.000%, 11/01/30	11/20 at 100.00	BBB+	82,238
1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,252,315
1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,381,863
332,650	Total Texas			358,184,002
	Utah – 1.3%
20,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	A+	23,648,200
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A:
8,180	5.000%, 7/01/43 (AMT)	7/28 at 100.00	A+	9,815,100
12,610	5.250%, 7/01/48 (AMT)	7/28 at 100.00	A+	15,355,071
1,135	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB	1,156,372
7,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2018A, 5.000%, 5/15/41	5/26 at 100.00	AA+	8,254,470
	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
365	5.600%, 7/15/22	No Opt. Call	BBB-	381,797
850	6.300%, 7/15/32	7/22 at 100.00	BBB-	913,291
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,012,840
1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB-	1,283,888
	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
1,860	7.750%, 7/15/31	7/21 at 100.00	N/R	2,056,063
3,520	8.000%, 7/15/41 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (5)	3,920,963
57,770	Total Utah			67,798,055
	Vermont – 0.1%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,919,925
1,000	6.250%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (5)	1,059,350
2,815	Total Vermont			2,979,275
	Virginia – 1.8%
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	10,718,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	$2,693,704
1,020	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	1,147,367
10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	10/19 at 100.00	B-	10,102,023
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,072,580
5,000	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/40 (AMT)	7/25 at 100.00	AA+	5,816,300
2,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/41 (AMT)	7/26 at 100.00	A1	2,336,880
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
3,400	5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	3,935,330
15,715	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	18,106,037
2,110	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	2,426,331
13,250	5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	15,186,885
5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	5,864,430
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	3,841,508
6,515	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	7,093,988
82,840	Total Virginia			90,341,363
	Washington – 2.8%
6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	Aa3 (5)	6,525,215
2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,553,023
400	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	495,600
5,385	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	AA-	6,561,999
14,870	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/44 (AMT)	4/29 at 100.00	AA-	17,828,833
	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825	5.000%, 12/01/30	12/26 at 100.00	Baa2	4,462,895
1,950	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,261,922
4,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,619,560
1,120	5.000%, 12/01/37	12/26 at 100.00	Baa2	1,273,384

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A+	$2,080,100
3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	3,696,974
	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	2,992,088
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	2,625,490
1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	AA-	1,844,432
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
5,180	5.000%, 8/15/34	8/27 at 100.00	BBB	6,025,324
4,175	5.000%, 8/15/35	8/27 at 100.00	BBB	4,843,960
2,500	5.000%, 8/15/36	8/27 at 100.00	BBB	2,893,850
5,000	4.000%, 8/15/42	8/27 at 100.00	BBB	5,252,250
	Washington Health Care Facilities Authority, Revenue Bonds, Yakima Valley Memorial Hospital Association, Series 2016:
6,000	5.000%, 12/01/41	12/26 at 100.00	Ba1	6,681,360
5,930	5.000%, 12/01/46	12/26 at 100.00	Ba1	6,571,033
4,320	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/43	7/28 at 100.00	A1	5,228,928
845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	10/19 at 100.00	Baa1	846,428
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
1,155	5.000%, 7/01/41, 144A	7/26 at 100.00	N/R	1,241,729
2,000	5.000%, 7/01/46, 144A	7/26 at 100.00	N/R	2,137,860
3,805	5.000%, 7/01/51, 144A	7/26 at 100.00	N/R	4,055,635
1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A-	1,218,745
2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	2,462,897
	Washington State, General Obligation Bonds, Various Purpose Series 2015B:
8,520	5.000%, 2/01/36	2/25 at 100.00	Aaa	9,927,930
20,415	5.000%, 2/01/38	2/25 at 100.00	Aaa	23,691,608
125,850	Total Washington			142,901,052
	West Virginia – 0.4%
15,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/43	1/29 at 100.00	BBB+	18,307,980
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc, Series 2008, 6.500%, 10/01/28 (8)	12/19 at 100.00	N/R	630,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$ 1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	$ 1,722,118
18,085	Total West Virginia			20,660,098
	Wisconsin – 2.8%
1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	1,307,838
2,155	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	2,116,469
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A:
150	5.500%, 10/01/22	No Opt. Call	Baa3	157,022
375	6.000%, 10/01/32	10/22 at 100.00	Baa3	411,765
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34	10/22 at 100.00	Baa3	1,147,511
500	5.125%, 10/01/45	10/22 at 100.00	Baa3	528,290
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
11	0.000%, 1/01/47, 144A	No Opt. Call	N/R	386
10	0.000%, 1/01/48, 144A	No Opt. Call	N/R	335
9	0.000%, 1/01/49, 144A	No Opt. Call	N/R	327
9	0.000%, 1/01/50, 144A	No Opt. Call	N/R	315
9	0.000%, 1/01/51, 144A	No Opt. Call	N/R	307
12	0.000%, 1/01/52, 144A	No Opt. Call	N/R	397
11	0.000%, 1/01/53, 144A	No Opt. Call	N/R	390
11	0.000%, 1/01/54, 144A	No Opt. Call	N/R	375
11	0.000%, 1/01/55, 144A	No Opt. Call	N/R	365
11	0.000%, 1/01/56, 144A	No Opt. Call	N/R	356
528	5.500%, 7/01/56, 144A	3/28 at 100.00	N/R	514,026
12	0.000%, 1/01/57, 144A	No Opt. Call	N/R	392
11	0.000%, 1/01/58, 144A	No Opt. Call	N/R	380
11	0.000%, 1/01/59, 144A	No Opt. Call	N/R	368
11	0.000%, 1/01/60, 144A	No Opt. Call	N/R	359
11	0.000%, 1/01/61, 144A	No Opt. Call	N/R	353
10	0.000%, 1/01/62, 144A	No Opt. Call	N/R	342
10	0.000%, 1/01/63, 144A	No Opt. Call	N/R	333
10	0.000%, 1/01/64, 144A	No Opt. Call	N/R	324
10	0.000%, 1/01/65, 144A	No Opt. Call	N/R	318
11	0.000%, 1/01/66, 144A	No Opt. Call	N/R	342
128	0.000%, 1/01/67, 144A	No Opt. Call	N/R	4,102

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$ 27	0.000%, 1/01/46, 144A	No Opt. Call	N/R	$956
27	0.000%, 1/01/47, 144A	No Opt. Call	N/R	935
26	0.000%, 1/01/48, 144A	No Opt. Call	N/R	922
26	0.000%, 1/01/49, 144A	No Opt. Call	N/R	909
26	0.000%, 1/01/50, 144A	No Opt. Call	N/R	890
28	0.000%, 1/01/51, 144A	No Opt. Call	N/R	969
736	3.750%, 7/01/51, 144A	3/28 at 100.00	N/R	662,780
28	0.000%, 1/01/52, 144A	No Opt. Call	N/R	957
28	0.000%, 1/01/53, 144A	No Opt. Call	N/R	939
28	0.000%, 1/01/54, 144A	No Opt. Call	N/R	927
27	0.000%, 1/01/55, 144A	No Opt. Call	N/R	910
27	0.000%, 1/01/56, 144A	No Opt. Call	N/R	893
27	0.000%, 1/01/57, 144A	No Opt. Call	N/R	882
26	0.000%, 1/01/58, 144A	No Opt. Call	N/R	866
26	0.000%, 1/01/59, 144A	No Opt. Call	N/R	856
26	0.000%, 1/01/60, 144A	No Opt. Call	N/R	846
25	0.000%, 1/01/61, 144A	No Opt. Call	N/R	830
25	0.000%, 1/01/62, 144A	No Opt. Call	N/R	821
25	0.000%, 1/01/63, 144A	No Opt. Call	N/R	806
25	0.000%, 1/01/64, 144A	No Opt. Call	N/R	797
24	0.000%, 1/01/65, 144A	No Opt. Call	N/R	788
24	0.000%, 1/01/66, 144A	No Opt. Call	N/R	773
314	0.000%, 1/01/67, 144A	No Opt. Call	N/R	10,034
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,682,289
5,000	6.250%, 12/01/42	12/22 at 100.00	N/R	5,204,100
1,940	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (AMT)	11/24 at 100.00	N/R	2,146,144
3,845	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	4,005,875
8,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, WakeMed, Series 2019A, 4.000%, 10/01/49	4/29 at 100.00	A+	8,693,840
14,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	16,615,200
2,735	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	2,858,868
1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A	8/23 at 100.00	BB+	1,787,846
1,140	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017, 5.000%, 9/30/49 (AMT)	9/27 at 100.00	BBB	1,175,101

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	$5,330,050
2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	Aa3	2,794,723
1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2010A, 5.250%, 4/15/24 (Pre-refunded 4/15/20)	4/20 at 100.00	AA (5)	1,485,439
1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	1,263,673
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
35	4.500%, 2/15/40	2/22 at 100.00	A-	36,192
1,000	5.000%, 2/15/40	2/22 at 100.00	A-	1,055,510
18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	19,253,340
7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	7,722,890
13,950	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	AA-	14,787,418
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	2,016,770
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,076,290
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,779,405
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc Obligated Group, Series 2017A, 4.000%, 4/01/39	4/27 at 100.00	AA	2,200,780
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A-	5,647,050
435	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	484,903
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	A	3,375,655
2,100	4.350%, 7/01/36	7/21 at 100.00	A	2,143,701
3,450	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	3,758,154
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,385,750
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,725,670
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,533,340
134,043	Total Wisconsin			143,911,339
	Wyoming – 0.2%
4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31 (Pre-refunded 3/15/21)	3/21 at 100.00	A3 (5)	4,823,910

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming (continued)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John's Medical Center Project, Series 2011B:
$ 800	5.500%, 12/01/27	12/21 at 100.00	A-	$855,336
2,500	6.000%, 12/01/36	12/21 at 100.00	A-	2,701,700
3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	3,896,266
11,450	Total Wyoming			12,277,212
$ 4,600,066	Total Municipal Bonds (cost $4,735,059,861)			5,098,750,743

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Commercial Services & Supplies – 0.0%
$ 785	EWM P1 LLC (cash 13.750%, PIK 1.250%) (8), (9)	15.000%	9/01/28	N/R	$467,529
401	EWM P1 LLC (8), (9)	15.000%	9/01/28	N/R	198,429
$ 1,186	Total Corporate Bonds (cost $1,186,169)				665,958
	Total Long-Term Investments (cost $4,736,246,030)				5,099,416,701
	Floating Rate Obligations – (1.3)%				(63,845,000)
	Other Assets Less Liabilities – 1.4% (10)				70,468,999
	Net Assets – 100%				$ 5,106,040,700
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(243)	12/19	$(32,050,072)	$(31,665,938)	$384,134	$18,984

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Intermediate Duration Municipal Bond Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TEM INVESTMENTS – 96.4%
	MUNICIPAL BONDS – 96.4%
	National – 1.1%
$ 20,000	Federal Home Loan Mortgage Corporation, Multifamily Certificates Relating to Municpal Securities Class A Series 2019M-053, 2.550%, 6/15/35	No Opt. Call	AA+	$20,489,800
18,995	Federal Home Loan Mortgage Corporation, Notes, 3.150%, 1/15/36	10/31 at 100.00	AA+	20,534,165
5,518	Freddie Mac Multifamily ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	6,123,476
	Revenue Bond Certificate Series Trust:
13,839	2.500%, 2/01/42, 144A	No Opt. Call	AA+	14,218,272
26,239	2.500%, 3/01/46, 144A	No Opt. Call	AA+	26,732,629
84,591	Total National			88,098,342
	Alabama – 1.8%
7,630	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31 – AGM Insured (AMT)	10/27 at 100.00	AA	9,148,294
6,665	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	No Opt. Call	A	7,190,269
5,000	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 12/01/25)	No Opt. Call	A	5,584,450
22,395	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	No Opt. Call	Aa2	23,263,702
38,500	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	No Opt. Call	Aa2	40,863,130
2,440	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,573,590
	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
2,080	5.000%, 3/01/23	No Opt. Call	BBB-	2,270,091
3,555	5.000%, 3/01/24	No Opt. Call	BBB-	3,960,839
2,235	5.000%, 3/01/25	No Opt. Call	BBB-	2,537,105
1,725	5.000%, 3/01/26	No Opt. Call	BBB-	1,994,186
12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	No Opt. Call	A	13,311,673
16,025	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	5/24 at 100.29	A	17,448,661
1,000	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25	No Opt. Call	N/R	1,041,890
13,955	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	15,612,435
135,500	Total Alabama			146,800,315

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska – 0.4%
$ 10,000	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2018B-II, 3.550%, 12/01/35	6/27 at 100.00	AA+	$10,717,700
5,275	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	12/19 at 100.00	N/R	5,286,763
3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,053,790
6,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	10/19 at 100.00	B3	6,034,640
12,065	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	12,587,656
36,365	Total Alaska			37,680,549
	Arizona – 2.6%
2,405	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	2,537,179
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A:
1,235	5.000%, 2/01/20	No Opt. Call	A1	1,249,326
6,475	5.000%, 2/01/27	2/22 at 100.00	A1	6,999,540
3,280	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	10/19 at 101.00	N/R	3,293,350
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,077,838
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,466,912
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	17,990,016
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,570	5.000%, 10/01/26	No Opt. Call	AA-	6,903,959
16,880	5.000%, 10/01/27	No Opt. Call	AA-	21,356,745
12,500	5.000%, 10/01/28	No Opt. Call	AA-	16,129,750
	Arizona State, State Lottery Revenue Bonds, Series 2010A:
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	5,151,659
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA+	6,185,354
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA+	7,567,725
21,410	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	22,089,125
2,440	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	2,529,865
16,300	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	18,712,563
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A	2,173,220

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	$1,384,959
1,000	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 4.125%, 9/01/38	9/28 at 100.00	A2	1,122,800
4,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019B, 1.470%, 1/01/35 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.38% spread) (4)	4/22 at 100.00	AA-	4,008,320
3,440	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019C, 1.660%, 1/01/35 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.57% spread) (4)	10/23 at 100.00	AA-	3,448,806
2,500	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El Paso Electric Company, Refunding Series 2009A, 3.600%, 2/01/40	6/29 at 100.00	BBB	2,640,575
	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	421,009
500	5.000%, 6/01/23	No Opt. Call	A+	562,935
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A:
2,045	5.000%, 7/01/22 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (5)	2,101,503
10,400	5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (5)	10,687,352
4,850	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	10/19 at 101.00	N/R	4,853,104
3,480	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Phoenix/East Mesa and Cadence, Nevada Campuses, Series 2017B, 4.000%, 7/01/22, 144A	10/19 at 101.00	N/R	3,480,870
2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	2,812,312
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	A-	1,033,770
2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 – AGM Insured (Pre-refunded 7/01/20)	7/20 at 100.00	AA (5)	2,742,758
645	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	739,409
3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2015-XF2192, 10.421%, 12/01/24, 144A (IF) (6)	12/21 at 100.00	AA+	4,864,684
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
2,225	5.000%, 12/01/32	No Opt. Call	A3	2,893,746
870	5.000%, 12/01/37	No Opt. Call	A3	1,173,630
200,345	Total Arizona			220,386,668
	Arkansas – 0.7%
14,355	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	15,448,564

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
$ 1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	$1,136,190
	Bentonville School District 006, Benton County, Arkansas, General Obligation Bonds, Refunding & Construction Series 2018B:
5,255	3.000%, 6/01/29	6/26 at 100.00	Aa2	5,592,371
4,170	3.500%, 6/01/38	6/26 at 100.00	Aa2	4,404,354
	Conway School District 1, Falkner County, Arkansas, General Obligation Bonds, Refunding Series 2019:
235	2.000%, 2/01/30	2/25 at 100.00	Aa2	231,416
1,515	2.125%, 2/01/31	2/25 at 100.00	Aa2	1,484,654
4,540	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A	4,585,491
	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	547,340
800	5.000%, 7/01/23	No Opt. Call	A+	901,960
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,860,822
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,712,324
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,235,389
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,153,720
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,260,875
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,125	5.000%, 12/01/25	12/24 at 100.00	A	2,455,650
1,780	5.000%, 12/01/27	12/24 at 100.00	A	2,040,005
560	Rogers, Arkansas, Sales and Use Tax Bonds, Improvement Series 2018B, 3.875%, 11/01/39	11/26 at 100.00	AA-	605,147
	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding & Improvement Series 2019A:
1,700	5.000%, 11/01/33	5/29 at 100.00	Aa2	2,176,442
1,200	5.000%, 11/01/34	5/29 at 100.00	Aa2	1,530,012
1,240	5.000%, 11/01/35	5/29 at 100.00	Aa2	1,576,313
51,590	Total Arkansas			56,939,039
	California – 4.5%
1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	AA-	1,584,641
2,185	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 3.000%, 3/01/39	3/26 at 100.00	A+	2,219,523
515	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	10/19 at 100.00	A+	516,597
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
1,200	5.000%, 8/15/35	8/27 at 100.00	BBB+	1,446,000
1,845	5.000%, 8/15/36	8/27 at 100.00	BBB+	2,218,041

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,316	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	$2,757,809
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
5,835	3.250%, 12/31/32 – AGM Insured (AMT)	6/28 at 100.00	AA	6,159,368
4,000	5.000%, 12/31/33 (AMT)	6/28 at 100.00	BBB+	4,883,280
5,000	5.000%, 12/31/34 (AMT)	6/28 at 100.00	BBB+	6,081,350
15,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2004, 2.000%, 12/01/44 (Mandatory Put 12/01/20) (AMT)	No Opt. Call	A1	15,039,600
3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A1	3,811,094
16,835	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	18,332,305
12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	13,198,466
1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,423,870
2,425	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	2,783,488
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,500	5.000%, 12/01/27, 144A	6/26 at 100.00	BB	1,747,095
1,695	5.000%, 12/01/31, 144A	6/26 at 100.00	BB	1,950,996
2,700	5.000%, 12/01/36, 144A	6/26 at 100.00	BB	3,075,975
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
2,530	5.000%, 12/01/33, 144A	6/28 at 100.00	BB	2,977,785
2,000	5.250%, 12/01/38, 144A	6/28 at 100.00	BB	2,375,940
915	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	1,060,211
575	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22	10/19 at 100.00	CC	573,586
	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26 (Pre-refunded 11/01/21)	11/21 at 66.91	AA- (5)	4,871,532
4,095	0.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 56.33	AA- (5)	2,246,681
	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,725	5.000%, 1/01/22	No Opt. Call	BBB	2,854,683
2,860	5.000%, 1/01/23	No Opt. Call	BBB	3,051,706
1,635	5.000%, 1/01/24	1/23 at 100.00	BBB	1,747,128
1,325	5.000%, 1/01/25	1/23 at 100.00	BBB	1,418,412

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	El Dorado Union High School District, El Dorado County, California, General Obligation Bonds, Series 2020:
$ 1,430	5.000%, 8/01/33 – AGM Insured (WI/DD, Settling 5/05/20)	8/27 at 100.00	AA	$1,672,199
2,200	5.000%, 8/01/34 – AGM Insured (WI/DD, Settling 5/05/20)	8/27 at 100.00	AA	2,566,256
2,280	5.000%, 8/01/35 – AGM Insured (WI/DD, Settling 5/05/20)	8/27 at 100.00	AA	2,654,855
29,475	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BBB	30,019,403
1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	1,147,744
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	1,129,220
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,139,114
465	5.000%, 9/01/34	9/24 at 100.00	N/R	520,488
4,280	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	10/19 at 100.00	AA	4,291,128
2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa1	1,755,992
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D:
13,425	5.000%, 5/15/25 (AMT)	No Opt. Call	AA-	15,915,874
9,085	5.000%, 5/15/27 (AMT)	No Opt. Call	AA-	11,237,327
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
1,045	5.000%, 7/01/25	1/24 at 100.00	AA	1,215,283
5,000	5.000%, 7/01/43	1/24 at 100.00	AA	5,684,850
1,030	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2016A, 4.000%, 7/01/34	7/25 at 100.00	AAA	1,152,580
	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
1,075	5.000%, 9/01/24	No Opt. Call	A+	1,263,620
1,250	5.000%, 9/01/25	9/24 at 100.00	A+	1,466,062
1,000	5.000%, 9/01/26	9/24 at 100.00	A+	1,167,150
400	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	477,192
5,095	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (7)	2/28 at 100.00	Aa1	5,538,418
12,415	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	15,889,834
10,155	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	13,003,376
545	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB-	559,699

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40 (7)	8/30 at 100.00	A2	$10,682,160
	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	1,764,380
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	1,999,217
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	3,819,679
7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	7,662,900
5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	AA-	3,798,072
2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,594,606
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	1,412,376
2,000	0.000%, 10/01/36	No Opt. Call	A	1,248,160
5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 2010, 5.000%, 7/01/40	7/20 at 100.00	A+	5,127,150
14,350	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	14,496,800
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	A-	5,831,350
26,000	5.000%, 1/15/34	1/25 at 100.00	A-	29,921,060
	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A:
2,255	6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2 (5)	2,575,909
3,690	6.250%, 7/01/24	No Opt. Call	Baa2	4,179,220
	Santa Paula Utility Authority, California, Water Enterprise Revenie Bonds, Refunding Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	A+	2,538,714
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	2,660,087
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	2,796,632
	Tulare Local Health Care District, Tulare County, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	10/19 at 100.00	Ba3	1,183,918
1,410	6.125%, 8/01/23	10/19 at 100.00	Ba3	1,414,850
1,585	6.250%, 8/01/24	10/19 at 100.00	Ba3	1,590,611
1,265	6.375%, 8/01/25	10/19 at 100.00	Ba3	1,269,605
500	6.500%, 8/01/26	10/19 at 100.00	Ba3	501,850
	University of California, General Revenue Bonds, Limited Project Series 2018O:
4,595	5.000%, 5/15/32	5/28 at 100.00	AA-	5,876,545
3,635	5.000%, 5/15/33	5/28 at 100.00	AA-	4,630,554

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	$1,914,818
3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	3,640,980
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa1	1,775,327
1,415	5.000%, 7/01/25	No Opt. Call	Baa1	1,666,912
1,450	3.250%, 7/01/27	7/25 at 100.00	Baa1	1,554,371
1,435	3.500%, 7/01/28	7/25 at 100.00	Baa1	1,541,190
1,355	3.750%, 7/01/29	7/25 at 100.00	Baa1	1,466,909
2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA-	3,187,875
342,931	Total California			372,199,613
	Colorado – 3.4%
	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A:
1,860	5.500%, 12/01/29	12/28 at 100.00	Aa1	2,491,954
1,250	5.500%, 12/01/30	12/28 at 100.00	Aa1	1,666,813
1,650	5.500%, 12/01/32	12/28 at 100.00	Aa1	2,184,122
1,250	5.500%, 12/01/33	12/28 at 100.00	Aa1	1,650,825
9,355	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	10,120,145
10,000	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (AMT)	12/27 at 100.00	A-	10,580,000
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016:
1,910	5.000%, 10/01/25	No Opt. Call	Baa2	2,210,729
1,235	5.000%, 10/01/30	10/25 at 100.00	Baa2	1,410,568
1,705	3.125%, 10/01/31	10/25 at 100.00	Baa2	1,720,771
6,760	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/37	11/29 at 100.00	AA	8,567,218
4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29 (Pre-refunded 11/09/22)	11/22 at 100.00	BBB+ (5)	4,488,211
6,090	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.250%, 2/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	6,400,407
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
2,500	5.000%, 8/01/27	No Opt. Call	BBB+	3,048,200
6,105	5.000%, 8/01/28	No Opt. Call	BBB+	7,554,205
4,000	5.000%, 8/01/29	No Opt. Call	BBB+	5,019,040
5,890	5.000%, 8/01/30	8/29 at 100.00	BBB+	7,371,865
1,775	5.000%, 8/01/31	8/29 at 100.00	BBB+	2,207,550

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
$ 4,500	5.000%, 8/01/27	No Opt. Call	BBB+	$5,486,760
7,000	5.000%, 8/01/28	No Opt. Call	BBB+	8,661,660
1,900	5.000%, 8/01/29	No Opt. Call	BBB+	2,384,044
1,955	5.000%, 8/01/30	8/29 at 100.00	BBB+	2,446,858
5,000	5.000%, 8/01/31	8/29 at 100.00	BBB+	6,218,450
12,475	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	14,506,179
10,935	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	12,982,360
350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33 (Pre-refunded 6/01/23)	6/23 at 100.00	BBB+ (5)	402,017
13,445	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	A3	13,575,551
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
3,490	4.000%, 1/01/35 (WI/DD, Settling 10/03/19)	1/30 at 100.00	AA-	4,018,351
5,800	4.000%, 1/01/36 (WI/DD, Settling 10/03/19)	1/30 at 100.00	AA-	6,645,524
8,615	4.000%, 1/01/37 (WI/DD, Settling 10/03/19)	1/30 at 100.00	AA-	9,804,387
605	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (5)	617,917
10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (5)	9,890,200
2,500	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2019E, 3.600%, 11/01/39	5/28 at 100.00	AAA	2,671,300
1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BB+	1,519,470
11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	AA-	12,136,190
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
15,000	5.000%, 12/01/24 (AMT)	No Opt. Call	A+	17,449,050
25,610	5.000%, 12/01/27 (AMT)	No Opt. Call	A+	31,657,801
10,670	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	BB	11,691,546
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A:
1,950	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	2,088,236
820	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	878,130
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	4,091,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
$ 1,525	5.000%, 12/15/20	No Opt. Call	Aa2	$1,593,412
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,395,965
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,654,664
3,670	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,749,125
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19, 144A	No Opt. Call	N/R	1,342,289
500	5.000%, 12/01/20, 144A	No Opt. Call	N/R	517,745
1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,114,910
975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	BBB+	1,003,607
	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,255,437
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,084,587
1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGC Insured	12/25 at 100.00	AA	1,039,070
250,470	Total Colorado			279,267,015
	Connecticut – 1.3%
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A:
4,000	4.000%, 7/01/34	7/29 at 100.00	A-	4,527,200
5,640	4.000%, 7/01/35	7/29 at 100.00	A-	6,362,992
9,750	4.000%, 7/01/36	7/29 at 100.00	A-	10,967,970
22,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 1999-U1, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	22,339,240
17,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	17,281,768
14,285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	14,323,427
3,325	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-2, 2.000%, 7/01/42 (Mandatory Put 7/01/26)	No Opt. Call	AAA	3,451,948
5,085	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B, 5.000%, 7/01/29 (Mandatory Put 7/01/20)	No Opt. Call	AAA	5,223,973
7,705	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	7,801,158
1,040	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 4.000%, 11/15/38	11/27 at 100.00	AAA	1,131,582
1,170	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1, 3.300%, 11/15/39	11/28 at 100.00	AAA	1,235,988

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 1,540	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019E-1, 2.850%, 11/15/39 (WI/DD, Settling 10/29/19)	11/28 at 100.00	AAA	$1,535,072
775	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	A1	847,695
1,360	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/22	No Opt. Call	A1	1,489,390
925	Connecticut State, General Obligation Bonds, Refunding Series 2018F, 5.000%, 9/15/20	No Opt. Call	A1	956,580
2,570	Connecticut State, General Obligation Bonds, Series 2013E, 5.000%, 8/15/22	No Opt. Call	A1	2,829,262
1,345	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	A1	1,508,633
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C:
720	5.000%, 10/01/20	No Opt. Call	A+	745,286
1,785	5.000%, 10/01/22	No Opt. Call	A+	1,970,158
1,790	5.000%, 10/01/23	No Opt. Call	A+	2,034,962
750	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (AMT)	10/19 at 100.00	A-	762,120
	Stratford, Connecticut, General Obligation Bonds, Series 2014:
400	5.000%, 12/15/24	12/22 at 100.00	AA-	442,904
495	5.000%, 12/15/26	12/22 at 100.00	AA-	547,440
105,475	Total Connecticut			110,316,748
	Delaware – 0.1%
1,000	Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical Center Project, Series 2017A, 4.000%, 7/01/35	7/27 at 100.00	AA	1,125,350
	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,100	4.000%, 7/01/22	No Opt. Call	BBB+	1,152,481
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB+	4,403,449
2,780	New Castle County, Delaware, General Obligation Bonds, Series 2019, 3.000%, 4/01/31	4/29 at 100.00	AAA	3,012,714
8,875	Total Delaware			9,693,994
	District of Columbia – 0.8%
3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB+	4,047,616
4,740	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	5,425,783
159,565	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	10/19 at 19.42	N/R	30,133,850
4,150	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/29 (AMT)	10/28 at 100.00	AA-	5,227,216
	Metropolitan Washington DC Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Series 2018A:
5,465	5.000%, 10/01/26 (AMT)	No Opt. Call	AA-	6,671,945
9,020	5.000%, 10/01/27 (AMT)	No Opt. Call	AA-	11,219,798
4,150	5.000%, 10/01/28 (AMT)	No Opt. Call	AA-	5,255,435

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$ 1,250	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25	No Opt. Call	AA-	$ 1,500,563
192,220	Total District of Columbia			69,482,206
	Florida – 5.3%
12,835	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	15,376,458
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (AMT)	10/25 at 100.00	A+	11,681,000
15,135	5.000%, 10/01/35 (AMT)	10/25 at 100.00	A+	17,634,697
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
930	2.250%, 9/01/23 – AGM Insured	No Opt. Call	AA	942,853
1,410	2.500%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,449,353
1,350	2.750%, 9/01/25 – AGM Insured	No Opt. Call	AA	1,412,843
940	2.750%, 9/01/26 – AGM Insured	No Opt. Call	AA	990,046
705	3.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	756,966
	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A+	11,487,960
7,325	5.000%, 10/01/33	10/25 at 100.00	A+	8,661,886
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,445	5.000%, 6/01/22	12/21 at 100.00	AA	17,732,150
14,640	5.000%, 6/01/25	12/24 at 100.00	AA	17,268,466
	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
4,545	5.000%, 6/01/20	No Opt. Call	AA	4,650,808
1,600	5.000%, 6/01/21	No Opt. Call	AA	1,693,280
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
2,200	4.750%, 11/01/23	No Opt. Call	BBB-	2,286,350
1,860	6.000%, 11/01/33	11/23 at 100.00	BBB-	2,053,068
1,890	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series 1997A, 5.750%, 9/01/29 – AGM Insured (AMT)	10/19 at 100.00	Aaa	1,896,237
1,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Series 2013A, 6.000%, 4/01/42	4/23 at 100.00	A-	1,123,410
370	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	362,567
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
35,960	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	No Opt. Call	N/R	33,532,700
43,460	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/25 at 105.00	N/R	40,417,800
35,955	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/25 at 105.00	N/R	33,438,150

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A-	$3,464,000
2,710	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A3	2,872,871
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,250	5.000%, 4/01/32	4/26 at 100.00	A-	1,454,438
1,750	5.000%, 4/01/33	4/26 at 100.00	A-	2,032,047
5,965	5.000%, 4/01/34	4/26 at 100.00	A-	6,912,600
4,290	5.000%, 4/01/35	4/26 at 100.00	A-	4,949,116
4,585	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2017-1, 3.600%, 7/01/37	1/27 at 100.00	Aaa	4,916,495
5,995	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 4.050%, 7/01/38	1/28 at 100.00	Aaa	6,618,060
8,000	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 3.000%, 7/01/39	7/28 at 100.00	Aaa	8,223,680
1,145	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30	10/26 at 100.00	A+	1,395,160
	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2007D:
6,395	3.000%, 6/01/30	10/19 at 100.00	AAA	6,402,354
6,585	3.000%, 6/01/31	10/19 at 100.00	AAA	6,592,309
6,780	3.000%, 6/01/32	10/19 at 100.00	AAA	6,787,255
1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	10/19 at 100.00	AA+	1,504,605
13,855	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	No Opt. Call	N/R	13,897,950
2,240	Jacksonville, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	AA	2,319,117
1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	10/22 at 100.00	AA	2,146,668
5,050	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2017B, 5.000%, 10/01/27	No Opt. Call	AA	6,243,315
7,005	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM Insured (AMT)	8/21 at 100.00	AA	7,459,134
6,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A-	6,936,180
5,760	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	6,850,714
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,705	5.000%, 7/01/24	No Opt. Call	A	3,121,029
1,265	5.000%, 7/01/27	7/24 at 100.00	A	1,448,336

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
$ 925	5.000%, 10/01/20 (AMT)	No Opt. Call	A	$956,552
5,175	5.000%, 10/01/22 (AMT)	No Opt. Call	A	5,689,395
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
3,000	5.000%, 10/01/24	10/20 at 100.00	A	3,111,150
6,305	5.000%, 10/01/41	10/20 at 100.00	A	6,502,914
	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,975	5.000%, 4/01/21	4/20 at 100.00	AA	2,011,794
5,015	5.250%, 4/01/30	4/20 at 100.00	AA	5,112,090
22,550	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2017B, 3.125%, 10/01/39	10/27 at 100.00	AA-	23,206,881
5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured (Pre-refunded 10/01/20)	10/20 at 100.00	AA (5)	5,186,750
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
4,000	5.000%, 11/01/32 – AGM Insured	11/27 at 100.00	AA	4,913,920
2,000	5.000%, 11/01/34 – AGM Insured	11/27 at 100.00	AA	2,439,980
2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31 (Pre-refunded 12/01/24)	12/24 at 100.00	N/R (5)	2,970,738
4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	4,670,231
	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
175	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (5)	187,653
9,825	5.000%, 10/01/25	10/21 at 100.00	AA+	10,543,895
4,830	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/33	4/26 at 100.00	AA	5,751,467
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
615	5.000%, 9/01/22	No Opt. Call	A+	678,542
2,850	5.000%, 9/01/23	9/22 at 100.00	A+	3,134,145
1,270	3.125%, 9/01/24	9/22 at 100.00	A+	1,327,429
1,290	5.000%, 9/01/25	9/22 at 100.00	A+	1,413,969
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,641,000
1,980	5.000%, 9/01/28	9/22 at 100.00	A+	2,166,120
6,150	4.000%, 9/01/33	9/22 at 100.00	A+	6,488,188
419,475	Total Florida			441,501,284

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 2.5%
$ 5,010	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.875%, 1/01/24	1/21 at 100.00	Aa3	$5,301,281
	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
2,095	5.000%, 1/01/23	1/22 at 100.00	AA-	2,273,473
1,500	5.000%, 1/01/28	1/22 at 100.00	AA-	1,623,240
1,650	5.000%, 1/01/37	1/22 at 100.00	AA-	1,772,232
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,070	5.000%, 1/01/27	1/24 at 100.00	AA-	12,704,818
4,280	5.000%, 1/01/29	1/24 at 100.00	AA-	4,896,834
6,750	5.000%, 1/01/30	1/24 at 100.00	AA-	7,701,885
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D:
10,850	4.000%, 7/01/35 (AMT)	7/29 at 100.00	AA-	12,381,911
10,300	4.000%, 7/01/36 (AMT)	7/29 at 100.00	AA-	11,710,482
14,810	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018C, 4.000%, 11/01/37	11/27 at 100.00	Aa2	16,834,231
2,215	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory Put 6/18/21)	No Opt. Call	A-	2,210,149
	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds, Memorial Health University Medical Center, Inc, Refunding & Improvement Series 2012A:
3,340	5.000%, 1/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	3,611,976
5,560	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	6,012,751
8,990	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	9,722,056
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc Project, Series 2010, 6.000%, 9/01/30 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (5)	1,300,725
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
2,455	3.600%, 12/01/33	6/27 at 100.00	AAA	2,659,133
6,045	3.850%, 12/01/38	6/27 at 100.00	AAA	6,566,019
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018B:
2,045	3.800%, 12/01/33	12/27 at 100.00	AAA	2,255,246
3,405	4.050%, 12/01/38	12/27 at 100.00	AAA	3,747,066
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
1,500	3.050%, 12/01/34	6/28 at 100.00	AAA	1,571,415
4,000	3.350%, 12/01/39	6/28 at 100.00	AAA	4,208,320
8,285	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019B, 2.950%, 12/01/39 (WI/DD, Settling 10/10/19)	12/28 at 100.00	AAA	8,362,879
6,350	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Sub Series 2015A-1, 3.700%, 12/01/35	12/24 at 100.00	AAA	6,721,856
25,000	Georgia State, General Obligation Bonds, Series 2006G, 1.000%, 10/01/26	10/19 at 100.00	AAA	24,115,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 11,000	Georgia State, General Obligation Bonds, Series 2007E, 2.000%, 8/01/27	10/19 at 100.00	AAA	$11,002,970
5,800	Henry County School District, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/23	No Opt. Call	AA+	6,603,764
21,300	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	No Opt. Call	Aa1	23,991,042
2,785	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA-	2,980,089
955	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38, 144A (AMT)	1/28 at 100.00	N/R	1,016,378
190,595	Total Georgia			205,859,221
	Guam – 0.1%
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	4,465,878
	Hawaii – 0.8%
5,005	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	AA- (5)	5,150,295
1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	AA- (5)	1,057,605
4,100	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2019, 3.200%, 7/01/39	7/29 at 100.00	Baa2	4,207,174
10,785	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	11,288,767
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA-	6,525,970
4,510	5.000%, 7/01/27	7/25 at 100.00	AA-	5,334,834
7,825	5.000%, 7/01/28	7/25 at 100.00	AA-	9,230,605
9,180	5.000%, 7/01/29	7/25 at 100.00	AA-	10,820,007
15,450	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	16,179,086
63,380	Total Hawaii			69,794,343
	Idaho – 0.4%
560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (AMT)	9/25 at 100.00	A2	599,010
7,640	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Helath Group, Series 2013ID, 1.250%, 12/01/48 (Mandatory Put 2/03/20)	No Opt. Call	AA-	7,638,930
3,100	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A-	3,255,558
1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc Project, Refunding Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	BBB-	1,090,050

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014B:
$ 2,595	5.000%, 8/15/21	No Opt. Call	Aaa	$2,775,223
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	2,997,124
12,005	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	12,500,927
29,610	Total Idaho			30,856,822
	Illinois – 11.5%
2,215	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,219,142
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30	7/23 at 72.73	A2	1,838,928
2,550	0.000%, 1/01/31	7/23 at 68.95	A2	1,584,749
2,750	0.000%, 1/01/32	7/23 at 65.29	A2	1,615,323
4,000	0.000%, 1/01/33	7/23 at 61.69	A2	2,216,040
	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
431	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	434,034
446	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	451,294
962	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	982,789
1,048	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,070,962
969	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,000,250
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
585	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	589,118
610	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	617,241
968	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	988,918
1,423	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,454,178
1,448	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,491,730
29,585	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	35,517,680
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
1,860	5.000%, 4/01/33	4/27 at 100.00	A	2,140,190
1,000	5.000%, 4/01/42	4/27 at 100.00	A	1,128,180
1,150	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/37	4/28 at 100.00	A	1,328,630
10,900	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB-	13,955,706
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125	5.000%, 12/01/27	No Opt. Call	BB	3,660,000
12,385	5.000%, 12/01/30	12/27 at 100.00	BB	14,369,325
5,270	5.000%, 12/01/34	12/27 at 100.00	BB	6,039,104

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 2,600	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB	$3,003,208
3,655	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36	12/27 at 100.00	BB	4,165,896
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
9,745	4.000%, 12/01/21	No Opt. Call	BB	10,128,953
5,795	4.000%, 12/01/22	No Opt. Call	BB	6,106,134
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,200	5.000%, 12/01/22	No Opt. Call	BB	1,300,884
2,885	5.000%, 12/01/23	No Opt. Call	BB	3,192,714
2,300	5.000%, 12/01/24	No Opt. Call	BB	2,584,694
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,860	0.000%, 12/01/25	No Opt. Call	BB	1,560,559
2,545	0.000%, 12/01/26	No Opt. Call	BB	2,061,425
19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	24,959,907
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	3,798,315
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,475,522
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2015A:
5,700	5.000%, 1/01/33 (AMT)	1/25 at 100.00	A	6,527,127
4,225	5.000%, 1/01/34 (AMT)	1/25 at 100.00	A	4,830,907
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
2,500	5.000%, 1/01/36	1/29 at 100.00	A	3,114,200
3,000	5.000%, 1/01/37	1/29 at 100.00	A	3,725,850
4,000	5.000%, 1/01/38	1/29 at 100.00	A	4,949,960
17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	21,030,405
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,825	5.000%, 1/01/23	No Opt. Call	BBB+	7,361,991
7,600	5.000%, 1/01/24	No Opt. Call	BBB+	8,372,616
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	4,983,722
1,940	5.000%, 1/01/26	No Opt. Call	BBB+	2,216,023
1,525	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	A+	1,662,692

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
$ 2,600	5.000%, 11/15/20	No Opt. Call	AA-	$2,700,880
2,780	5.000%, 11/15/21	No Opt. Call	AA-	2,975,962
2,400	5.000%, 11/15/22	No Opt. Call	AA-	2,638,752
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
5,250	5.000%, 11/15/20	No Opt. Call	AA-	5,453,700
2,260	5.000%, 11/15/21	No Opt. Call	AA-	2,419,307
	Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A:
1,000	4.000%, 12/01/30 – BAM Insured	12/27 at 100.00	AA	1,122,110
1,000	4.000%, 12/01/34 – BAM Insured	12/27 at 100.00	AA	1,097,970
1,395	4.000%, 12/01/35 – BAM Insured	12/27 at 100.00	AA	1,525,516
1,455	4.000%, 12/01/36 – BAM Insured	12/27 at 100.00	AA	1,583,593
500	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 2.800%, 3/01/25 – BAM Insured	No Opt. Call	AA	514,250
	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
875	2.400%, 3/01/23 – BAM Insured	No Opt. Call	AA	884,870
925	2.600%, 3/01/24 – BAM Insured	No Opt. Call	AA	941,373
1,025	3.000%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,068,583
1,055	3.150%, 3/01/27 – BAM Insured	3/26 at 100.00	AA	1,098,877
7,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3, 5.000%, 11/01/30	No Opt. Call	AA	8,396,640
1,050	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA	1,189,608
3,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	AA	3,193,650
6,400	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39	8/27 at 100.00	AA	7,008,256
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 5.000%, 3/01/30	3/26 at 100.00	AA-	2,383,240
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
2,400	3.625%, 2/15/32	2/27 at 100.00	AA+	2,575,248
10,000	3.750%, 2/15/34	2/27 at 100.00	AA+	10,749,700
70	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (5)	81,846
33,925	4.000%, 2/15/41	2/27 at 100.00	AA+	37,379,243
13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	15,095,513

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
$ 475	5.000%, 9/01/26	9/24 at 100.00	AA+	$555,095
1,205	5.000%, 9/01/27	9/24 at 100.00	AA+	1,405,379
775	5.000%, 9/01/29	9/24 at 100.00	AA+	900,628
2,450	5.000%, 9/01/34	9/24 at 100.00	AA+	2,812,477
2,815	4.625%, 9/01/39	9/24 at 100.00	AA+	3,082,453
7,015	5.000%, 9/01/42	9/24 at 100.00	AA+	7,957,044
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa2	1,502,229
1,120	5.000%, 5/15/25	5/22 at 100.00	Baa2	1,209,477
1,175	5.000%, 5/15/26	5/22 at 100.00	Baa2	1,267,073
	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019:
2,500	5.000%, 4/01/31	4/29 at 100.00	AA-	3,119,675
1,300	5.000%, 4/01/32	4/29 at 100.00	AA-	1,611,987
4,500	5.000%, 4/01/34	4/29 at 100.00	AA-	5,527,260
7,610	5.000%, 4/01/36	4/29 at 100.00	AA-	9,255,586
5,205	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/24	No Opt. Call	A3	6,035,250
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
2,370	5.000%, 7/01/33	7/26 at 100.00	A	2,775,649
3,170	5.000%, 7/01/34	7/26 at 100.00	A	3,699,834
5,000	5.000%, 7/01/35	7/26 at 100.00	A	5,822,450
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,190,600
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,235,516
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,356,260
2,950	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	No Opt. Call	N/R	2,953,746
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
2,215	5.000%, 8/15/35	8/25 at 100.00	Baa1	2,524,103
5,000	5.000%, 8/15/44	8/25 at 100.00	Baa1	5,613,000
	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C:
1,150	5.000%, 3/01/32	3/27 at 100.00	AA-	1,363,613
2,750	5.000%, 3/01/33	3/27 at 100.00	AA-	3,248,960
1,650	5.000%, 3/01/34	3/27 at 100.00	AA-	1,943,948
1,800	4.000%, 3/01/35	3/27 at 100.00	AA-	1,952,928
2,350	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A Remarketing 07/21/16, 1.375%, 11/15/22	7/21 at 101.00	AA	2,353,149

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, February Series 2014:
$ 4,000	5.000%, 2/01/23	No Opt. Call	BBB	$4,330,240
3,155	5.000%, 2/01/24	No Opt. Call	BBB	3,460,909
4,630	5.000%, 2/01/25	2/24 at 100.00	BBB	5,078,832
4,675	5.000%, 2/01/26	2/24 at 100.00	BBB	5,125,202
6,000	5.000%, 2/01/27	2/24 at 100.00	BBB	6,570,180
2,485	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB	2,508,931
1,800	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/32	5/24 at 100.00	BBB	1,962,504
12,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	14,014,506
	Illinois State, General Obligation Bonds, November Series 2017D:
5,015	5.000%, 11/01/21	No Opt. Call	BBB	5,302,309
25,535	5.000%, 11/01/23	No Opt. Call	BBB	27,961,336
4,465	5.000%, 11/01/24	No Opt. Call	BBB	4,968,697
4,385	5.000%, 11/01/25	No Opt. Call	BBB	4,919,181
4,805	3.250%, 11/01/26	No Opt. Call	BBB	4,850,599
3,060	5.000%, 11/01/26	No Opt. Call	BBB	3,472,886
5,330	5.000%, 11/01/27	No Opt. Call	BBB	6,104,182
5,735	5.000%, 11/01/28	11/27 at 100.00	BBB	6,553,901
	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,750	5.000%, 8/01/20	No Opt. Call	BBB	7,933,210
6,175	5.000%, 8/01/21	No Opt. Call	BBB	6,490,172
15,265	5.000%, 8/01/22	No Opt. Call	BBB	16,400,716
2,795	5.000%, 8/01/23	No Opt. Call	BBB	3,058,177
285	5.000%, 8/01/25	8/22 at 100.00	BBB	303,921
2,870	Illinois State, General Obligation Bonds, Series 2012, 4.000%, 9/01/21	No Opt. Call	BBB	2,976,104
	Illinois State, General Obligation Bonds, Series 2012A:
7,840	4.000%, 1/01/20	No Opt. Call	BBB	7,878,024
12,210	4.000%, 1/01/22	No Opt. Call	BBB	12,670,317
	Illinois State, General Obligation Bonds, Series 2013:
4,220	5.500%, 7/01/25	7/23 at 100.00	BBB	4,656,981
2,760	5.500%, 7/01/26	7/23 at 100.00	BBB	3,043,866
2,085	5.500%, 7/01/27	7/23 at 100.00	BBB	2,296,273
7,490	5.250%, 7/01/29	7/23 at 100.00	BBB	8,160,055
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
9,595	5.000%, 12/01/21	No Opt. Call	AA-	10,318,271
3,345	5.000%, 12/01/22	No Opt. Call	AA-	3,712,749
4,110	5.000%, 1/01/33	1/23 at 100.00	AA-	4,554,949

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A:
$ 6,795	5.000%, 12/01/31	1/26 at 100.00	AA-	$8,024,487
7,895	5.000%, 12/01/32	1/26 at 100.00	AA-	9,292,178
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A:
8,500	5.000%, 1/01/25	No Opt. Call	AA-	9,974,070
14,270	5.000%, 1/01/26	No Opt. Call	AA-	17,133,989
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA-	12,443,860
6,115	5.000%, 1/01/37	1/24 at 100.00	AA-	6,909,828
11,605	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,277,513
10,550	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA-	12,301,089
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
1,955	9.000%, 1/01/22 – AGM Insured (ETM)	No Opt. Call	AA (5)	2,280,116
6,615	9.000%, 1/01/22 – AGM Insured	No Opt. Call	Aa2	7,684,844
285	9.000%, 1/01/23 – AGM Insured (ETM)	No Opt. Call	AA (5)	352,898
965	9.000%, 1/01/23 – AGM Insured	No Opt. Call	Aa2	1,190,607
1,210	9.000%, 1/01/25 – AGM Insured (ETM)	No Opt. Call	AA (5)	1,668,445
3,940	9.000%, 1/01/25 – AGM Insured	No Opt. Call	Aa2	5,393,111
	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding School Series 2016:
5,000	5.000%, 2/01/34	2/26 at 100.00	AA-	5,803,000
3,465	5.000%, 2/01/35	2/26 at 100.00	AA-	4,012,435
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
1,140	5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	1,327,975
1,485	5.000%, 12/01/30 – BAM Insured	12/26 at 100.00	AA	1,782,312
1,165	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,391,756
1,645	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	AA	1,956,547
1,725	5.000%, 12/01/33 – BAM Insured	12/26 at 100.00	AA	2,051,612
1,815	5.000%, 12/01/34 – BAM Insured	12/26 at 100.00	AA	2,151,810
2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	2,093,952
	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
2,430	5.000%, 12/01/28	12/25 at 100.00	AA	2,809,323
2,500	5.000%, 12/01/29	12/25 at 100.00	AA	2,891,250

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 1,500	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/31 – AGM Insured	11/26 at 100.00	AA	$1,770,810
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
4,990	5.000%, 12/15/28	6/22 at 100.00	BBB	5,345,388
1,700	0.000%, 12/15/51	No Opt. Call	BBB	499,239
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,810	0.000%, 12/15/37	No Opt. Call	BBB	1,236,447
9,045	0.000%, 12/15/42	6/38 at 100.00	BBB	6,135,495
6,000	0.000%, 12/15/47	6/38 at 100.00	BBB	4,034,040
28,425	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured	No Opt. Call	BBB	21,474,235
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
465	3.100%, 3/01/26 – BAM Insured	No Opt. Call	AA	486,683
467	3.200%, 3/01/27 – BAM Insured	No Opt. Call	AA	492,713
371	3.300%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	391,869
650	3.450%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	686,095
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29	1/26 at 100.00	N/R	500,515
2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011, 0.000%, 12/01/24	No Opt. Call	A	2,010,494
1,494	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	1,666,079
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	322,668
350	5.000%, 10/01/24	10/22 at 100.00	Baa1	384,549
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,785	5.250%, 6/01/21	No Opt. Call	A	8,252,878
12,395	5.500%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (5)	13,244,677
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
3,900	5.000%, 6/01/25	No Opt. Call	A	4,603,443
5,000	5.000%, 6/01/26	No Opt. Call	A	6,042,800
3,000	5.000%, 6/01/27	6/26 at 100.00	A	3,615,540
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,283	3.700%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	1,382,612
1,073	3.800%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	1,159,248
1,897	4.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	2,060,123

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 5,000	Sangamon County Water Reclamation District, Sangamon County, Illinois, General Obligation Bonds Alternate Revenue Source, Project & Refunding Series 2019A, 4.000%, 1/01/44	1/29 at 100.00	A+	$5,432,050
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
2,565	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	3,145,408
2,415	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	3,009,187
2,645	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A	2,827,875
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
7,805	5.000%, 3/01/33	3/25 at 100.00	A	8,965,369
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	16,024,544
10,990	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	12,444,307
	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,367,974
2,830	4.000%, 11/01/22	No Opt. Call	A+	3,038,486
	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
9,760	5.000%, 1/01/22	No Opt. Call	Aa2	10,512,203
3,355	5.000%, 1/01/23	No Opt. Call	Aa2	3,719,688
3,295	5.000%, 1/01/24	No Opt. Call	Aa2	3,753,829
4,215	5.000%, 1/01/25	No Opt. Call	Aa2	4,918,188
5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Baa3	4,103,138
5,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2016, 5.000%, 11/15/41	11/25 at 100.00	AA+	5,769,100
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	A+	3,586,443
3,855	0.000%, 2/01/26	No Opt. Call	A+	3,297,760
875,195	Total Illinois			955,712,647
	Indiana – 3.4%
	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B:
435	5.000%, 1/01/20	No Opt. Call	AA	439,015
1,035	5.000%, 7/01/20	No Opt. Call	AA	1,063,835
500	5.000%, 1/01/21	No Opt. Call	AA	523,315
3,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017, 5.000%, 10/01/43	4/27 at 100.00	BBB+	3,993,885
5,710	Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series 2019B, 2.100%, 11/01/49 (Mandatory Put 11/01/26)	No Opt. Call	A-	5,770,812

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Mandatory Put 7/01/22)	1/22 at 100.00	AA	$12,544,375
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26	10/23 at 100.00	A	1,184,782
500	5.000%, 10/01/29	10/23 at 100.00	A	556,855
4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,789,720
5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	5,717,163
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
715	5.000%, 10/01/22	No Opt. Call	AA	790,947
620	5.000%, 10/01/23	No Opt. Call	AA	706,657
625	5.000%, 10/01/24	No Opt. Call	AA	733,131
1,380	5.000%, 10/01/25	10/24 at 100.00	AA	1,620,824
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	2,005,608
10,000	5.000%, 10/01/40	10/24 at 100.00	AA	11,472,400
8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	AA-	8,299,840
1,065	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health Subordinate Credit Group, Series 2005A-8, 1.250%, 11/01/27 (Mandatory Put 5/01/20)	No Opt. Call	AA	1,064,137
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (5)	3,153,590
2,505	5.250%, 1/01/34 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (5)	2,872,634
	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2019D:
9,000	5.000%, 1/01/25 (AMT)	No Opt. Call	A1	10,506,420
4,010	5.000%, 1/01/26 (AMT)	No Opt. Call	A1	4,791,108
11,000	5.000%, 1/01/27 (AMT)	No Opt. Call	A1	13,416,920
6,000	5.000%, 1/01/28 (AMT)	No Opt. Call	A1	7,454,880
2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA	3,001,936
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA	5,698,300
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA	8,983,564
10,000	5.250%, 8/15/29	8/23 at 100.00	AA	11,405,400
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,240	5.000%, 8/15/26	No Opt. Call	AA	15,140,635
6,620	5.000%, 8/15/27	No Opt. Call	AA	8,380,523

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
$ 500	5.000%, 10/01/27	10/24 at 100.00	A	$579,445
720	5.000%, 10/01/28	10/24 at 100.00	A	835,150
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,158,790
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,568,814
1,215	5.000%, 10/01/33	10/24 at 100.00	A	1,400,761
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Ba1	1,734,697
940	5.000%, 4/01/22	No Opt. Call	Ba1	995,629
2,015	5.000%, 4/01/24	4/22 at 100.00	Ba1	2,131,810
	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.750%, 2/01/20	No Opt. Call	N/R	505,290
500	4.750%, 8/01/20	No Opt. Call	N/R	506,860
250	4.750%, 2/01/21	No Opt. Call	N/R	255,228
500	4.750%, 8/01/21	No Opt. Call	N/R	514,820
500	5.000%, 2/01/22	No Opt. Call	N/R	521,310
500	5.000%, 8/01/22	2/22 at 100.00	N/R	520,950
500	5.000%, 8/01/23	2/22 at 100.00	N/R	520,025
500	5.000%, 2/01/24	2/22 at 100.00	N/R	517,570
33,040	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2018B, 5.000%, 1/01/36	1/27 at 100.00	A-	38,442,370
640	Southwind Housing Inc, Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	12/19 at 100.00	N/R (5)	681,984
	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,201,273
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,157,850
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,080,858
1,750	5.000%, 2/01/29	8/24 at 100.00	A	2,016,700
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,101,058
7,635	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc Project, Refunidng Series 2019A, 5.000%, 12/01/44 (Mandatory Put 6/05/26) (AMT)	No Opt. Call	A1	9,070,227
25,005	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A1	27,467,993
20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A1	22,836,619
246,965	Total Indiana			280,407,292

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 1.1%
	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
$ 1,015	5.250%, 6/15/25 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	$1,042,425
2,000	5.250%, 6/15/26 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	2,054,040
3,135	5.250%, 6/15/27 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	3,219,708
2,000	5.375%, 6/15/28 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	2,055,780
2,035	5.500%, 6/15/29 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	2,093,527
1,000	5.500%, 6/15/30 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	1,028,760
	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,914,162
1,890	5.000%, 1/01/24 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,976,921
1,520	5.000%, 1/01/25 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,589,905
1,000	5.000%, 1/01/26 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,045,990
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	AA-	10,847,500
	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	9,700,870
6,840	5.000%, 7/01/28	7/23 at 100.00	A1	7,661,279
5,025	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	5,098,365
1,925	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	2,101,157
4,770	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	10/19 at 105.00	B+	5,014,939
6,445	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/25 at 103.00	B+	6,900,468
2,000	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.600%, 7/01/37	1/29 at 100.00	AAA	1,971,200
1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (5)	1,297,288
2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22 (Pre-refunded 6/15/20)	6/20 at 100.00	AA (5)	2,045,020
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
13,155	5.375%, 6/01/38	10/19 at 100.00	B+	13,157,894
2,350	5.500%, 6/01/42	10/19 at 100.00	B+	2,350,493
30	5.625%, 6/01/46	10/19 at 100.00	B	30,006
1,940	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	10/19 at 100.00	BB-	1,942,716
83,810	Total Iowa			88,140,413
	Kansas – 0.6%
14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A+	15,223,467

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$ 11,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A+	$11,426,690
355	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	355,000
	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C:
50	5.500%, 11/15/23 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	50,239
2,150	5.500%, 11/15/23	11/19 at 100.00	AA	2,160,771
1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	10/19 at 100.00	Aa3	1,854,681
10,170	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc, Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (5)	10,938,445
5,265	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37	9/22 at 100.00	A	5,748,748
	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
1,915	5.000%, 9/01/21	No Opt. Call	A	2,045,469
660	5.000%, 9/01/22	No Opt. Call	A	726,799
1,505	5.000%, 9/01/23	No Opt. Call	A	1,704,367
49,575	Total Kansas			52,234,676
	Kentucky – 1.3%
3,200	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	Baa3	3,682,880
1,795	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	Baa3	1,897,333
10	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	10,209
7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	A1	7,379,120
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (AMT)	7/24 at 100.00	A+	1,515,849
3,280	5.000%, 7/01/28 (AMT)	7/24 at 100.00	A+	3,753,763
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,000	5.000%, 12/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	5,459,350
10,130	5.000%, 12/01/35	6/22 at 100.00	N/R	11,102,480
3,800	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	4,149,106
8,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007B, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	8,530,600

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016:
$ 1,005	5.000%, 8/01/25	No Opt. Call	Ba2	$1,140,343
1,060	5.000%, 8/01/26	No Opt. Call	Ba2	1,217,378
1,110	5.000%, 8/01/27	8/26 at 100.00	Ba2	1,272,360
1,165	5.000%, 8/01/28	8/26 at 100.00	Ba2	1,335,964
1,230	5.000%, 8/01/29	8/26 at 100.00	Ba2	1,409,826
2,935	5.000%, 8/01/37	8/26 at 100.00	Ba2	3,264,923
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011:
290	6.000%, 3/01/22 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (5)	308,902
965	6.000%, 3/01/22	3/21 at 100.00	Baa2	1,016,994
305	6.250%, 3/01/23 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (5)	325,944
1,015	6.250%, 3/01/23	3/21 at 100.00	Baa2	1,073,789
340	6.250%, 3/01/24 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (5)	363,348
1,115	6.250%, 3/01/24	3/21 at 100.00	Baa2	1,177,975
8,500	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	No Opt. Call	A3	9,242,560
12,890	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	No Opt. Call	A1	14,251,700
11,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	No Opt. Call	A	12,172,600
	University of Kentucky, General Receipts Bonds, Refunding Series 2018A:
6,945	3.000%, 10/01/34	4/26 at 100.00	AA	7,228,078
5,000	3.125%, 10/01/37	4/26 at 100.00	AA	5,193,750
100,905	Total Kentucky			109,477,124
	Louisiana – 2.6%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
15,510	5.000%, 12/01/34	12/29 at 100.00	BB+	18,620,841
3,550	5.000%, 12/01/39	12/29 at 100.00	BB+	4,187,544
	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
970	5.000%, 2/01/23	No Opt. Call	AA	1,084,082
540	5.000%, 2/01/24	No Opt. Call	AA	621,734
800	5.000%, 2/01/25	No Opt. Call	AA	947,560
585	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.250%, 7/01/31	7/21 at 100.00	B	601,836
475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured (Pre-refunded 6/01/22)	6/22 at 100.00	AA (5)	521,256

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
$ 17,490	5.000%, 6/01/25	No Opt. Call	A1	$20,832,339
16,740	5.000%, 6/01/26	No Opt. Call	A1	20,455,610
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28	2/24 at 100.00	AA-	2,607,932
2,850	5.000%, 2/01/29	2/24 at 100.00	AA-	3,260,257
2,000	5.000%, 2/01/30	2/24 at 100.00	AA-	2,282,880
19,830	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	21,119,743
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A+	1,140,070
3,210	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2016A, 3.375%, 9/01/28	3/21 at 100.00	A	3,260,846
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
25	5.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	30,441
1,055	5.000%, 5/15/30	5/26 at 100.00	A3	1,247,865
30	5.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	36,529
3,410	5.000%, 5/15/32	5/26 at 100.00	A3	3,998,941
40	5.000%, 5/15/33 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	48,706
3,660	5.000%, 5/15/33	5/26 at 100.00	A3	4,278,796
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
1,265	5.000%, 5/15/28	5/27 at 100.00	A3	1,537,810
1,000	5.000%, 5/15/29	5/27 at 100.00	A3	1,210,640
1,155	5.000%, 5/15/30	5/27 at 100.00	A3	1,391,140
1,750	5.000%, 5/15/31	5/27 at 100.00	A3	2,096,885
3,210	5.000%, 5/15/42	5/27 at 100.00	A3	3,736,440
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,050	5.000%, 7/01/22	No Opt. Call	AA-	1,151,209
3,120	5.000%, 7/01/29	7/23 at 100.00	AA-	3,502,886
5,000	5.000%, 7/01/31	7/23 at 100.00	AA-	5,600,100
3,835	5.000%, 7/01/32	7/23 at 100.00	AA-	4,289,678
15,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/31	5/22 at 100.00	Aa2	15,925,350

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
$ 1,165	5.000%, 9/01/29	9/23 at 100.00	A+	$1,312,314
5,070	5.000%, 9/01/31	9/23 at 100.00	A+	5,706,843
4,000	5.000%, 9/01/32	9/23 at 100.00	A+	4,495,120
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	AA-	4,164,260
3,940	5.000%, 12/01/20	No Opt. Call	AA-	4,103,589
5,400	5.000%, 12/01/21	No Opt. Call	AA-	5,802,246
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/22	No Opt. Call	AA-	1,107,650
870	5.000%, 12/01/23	No Opt. Call	AA-	991,148
1,020	5.000%, 12/01/24	No Opt. Call	AA-	1,193,145
480	5.000%, 12/01/25	No Opt. Call	AA-	575,170
775	5.000%, 12/01/27	12/25 at 100.00	AA-	921,173
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,200	5.000%, 6/01/20	No Opt. Call	A	1,227,456
250	5.000%, 6/01/24	No Opt. Call	A	286,963
605	5.000%, 6/01/25	6/24 at 100.00	A	694,123
500	5.000%, 6/01/26	6/24 at 100.00	A	573,220
600	5.000%, 6/01/27	6/24 at 100.00	A	686,754
380	5.000%, 6/01/28	6/24 at 100.00	A	434,291
580	5.000%, 6/01/29	6/24 at 100.00	A	662,180
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
385	5.000%, 6/01/30	6/25 at 100.00	A	448,868
775	5.000%, 6/01/32	6/25 at 100.00	A	901,829
1,000	5.000%, 6/01/33	6/25 at 100.00	A	1,159,940
1,040	5.000%, 6/01/35	6/25 at 100.00	A	1,199,286
500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	A	550,670
6,585	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,944,212

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B:
$ 630	3.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	$659,629
760	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	932,300
750	5.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	946,035
1,450	5.000%, 12/01/29 – AGM Insured	12/28 at 100.00	AA	1,827,087
1,000	5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	AA	1,256,000
975	5.000%, 12/01/31 – AGM Insured	12/28 at 100.00	AA	1,219,442
1,150	5.000%, 12/01/32 – AGM Insured	12/28 at 100.00	AA	1,430,508
1,630	4.000%, 12/01/33 – AGM Insured	12/28 at 100.00	AA	1,875,885
6,180	3.000%, 12/01/35 – AGM Insured	12/28 at 100.00	AA	6,419,104
2,075	4.000%, 12/01/36 – AGM Insured	12/28 at 100.00	AA	2,355,374
565	4.000%, 12/01/44 – AGM Insured	12/28 at 100.00	AA	627,195
191,860	Total Louisiana			217,318,955
	Maine – 0.2%
1,100	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	BBB	1,184,777
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
4,220	4.000%, 7/01/41	7/26 at 100.00	BBB	4,420,408
5,650	4.000%, 7/01/46	7/26 at 100.00	BBB	5,895,605
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BB	1,079,060
3,850	6.750%, 7/01/41	7/21 at 100.00	BB	4,142,215
	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
225	4.000%, 7/01/20	No Opt. Call	BBB+	228,686
290	5.000%, 7/01/22	No Opt. Call	BBB+	314,676
	Regional School Unit 1 Lower Kennebec Regional School Unit Bath, Maine, General Obligation Bonds, Series 2019:
1,000	3.000%, 11/01/33	11/29 at 100.00	AA	1,063,420
1,000	3.000%, 11/01/34	11/29 at 100.00	AA	1,055,840
1,000	3.250%, 11/01/35	11/29 at 100.00	AA	1,075,570
19,335	Total Maine			20,460,257
	Maryland – 1.0%
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,270	3.250%, 1/01/31	1/26 at 100.00	A	1,341,158
3,365	5.000%, 1/01/37	1/26 at 100.00	A	3,912,822
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,160	5.000%, 9/01/26	No Opt. Call	BBB-	1,389,958
1,760	5.000%, 9/01/27	No Opt. Call	BBB-	2,131,958
2,655	5.000%, 9/01/29	9/27 at 100.00	BBB-	3,177,292

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
$ 500	5.000%, 7/01/21	No Opt. Call	AA-	$532,295
1,000	5.000%, 7/01/26	1/24 at 100.00	AA-	1,149,690
1,715	5.000%, 7/01/27	1/24 at 100.00	AA-	1,970,912
4,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa2	4,293,960
250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	257,293
12,500	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	12,570,875
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016, 5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,213,900
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
750	5.000%, 7/01/32	7/26 at 100.00	BBB	878,483
2,250	5.000%, 7/01/33	7/26 at 100.00	BBB	2,630,497
1,650	5.000%, 7/01/34	7/26 at 100.00	BBB	1,922,415
2,000	5.000%, 7/01/35	7/26 at 100.00	BBB	2,322,200
1,570	5.000%, 7/01/36	7/26 at 100.00	BBB	1,817,055
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	10/19 at 100.00	A	1,261,109
7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25	7/24 at 100.00	BBB	9,051,099
9,805	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2016, 4.000%, 6/01/27	6/24 at 100.00	AAA	11,014,741
11,335	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2019A, 5.000%, 7/15/28	No Opt. Call	AAA	14,701,382
2,155	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3, 2.500%, 11/01/24	10/19 at 100.00	BB	2,155,927
1,805	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2, 3.000%, 11/01/25	5/20 at 100.00	BB	1,814,819
1,005	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	BB	1,012,487
74,585	Total Maryland			84,524,327
	Massachusetts – 1.0%
900	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – NPFG Insured	No Opt. Call	Aa1	948,033
10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AA	10,296,400
1,570	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA+	1,583,612
6,750	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/37	1/20 at 100.00	A+	6,811,762

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
$ 835	5.000%, 7/01/26	7/24 at 100.00	BB	$929,038
680	5.000%, 7/01/27	7/24 at 100.00	BB	756,248
925	5.000%, 7/01/28	7/24 at 100.00	BB	1,026,343
960	5.000%, 7/01/29	7/24 at 100.00	BB	1,063,526
4,800	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 4.000%, 10/01/32, 144A	10/22 at 105.00	BB+	5,156,736
2,370	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	10/19 at 100.00	N/R	2,361,966
14,385	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	17,390,314
1,530	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 3.375%, 7/01/36	7/26 at 100.00	BBB	1,565,282
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,255	5.000%, 7/01/33	7/28 at 100.00	A	2,791,059
1,085	5.000%, 7/01/38	7/28 at 100.00	A	1,319,816
	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L:
1,080	5.000%, 10/01/30	10/28 at 100.00	BBB+	1,341,781
1,240	5.000%, 10/01/31	10/28 at 100.00	BBB+	1,529,354
1,765	5.000%, 10/01/32	10/28 at 100.00	BBB+	2,166,432
4,250	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	A-	4,476,610
4,125	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 4.000%, 7/01/37	1/29 at 100.00	BBB+	4,549,545
	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	935,834
1,780	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,819,356
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,743,772
2,485	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2014-171, 3.850%, 12/01/34	6/24 at 100.00	AA+	2,492,604
6,540	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	AA+	7,390,788
74,930	Total Massachusetts			82,446,211
	Michigan – 1.2%
	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB+	2,725,267
2,650	0.000%, 7/01/23	No Opt. Call	BB+	2,259,496
2,880	0.000%, 7/01/24	No Opt. Call	BB+	2,335,882

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 355	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	AA-	$425,318
4,850	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A	5,647,582
8,570	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	9,558,807
3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	3,555,222
2,450	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.800%, 10/01/38	10/27 at 100.00	AA	2,637,793
4,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39	6/28 at 100.00	AA+	4,271,800
5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,349,850
5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,804,587
1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,604,688
4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	5,168,047
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A+	1,150,600
2,000	5.000%, 9/01/27	3/24 at 100.00	A+	2,297,060
2,555	5.000%, 9/01/28	3/24 at 100.00	A+	2,930,815
3,770	5.000%, 9/01/29	3/24 at 100.00	A+	4,315,858
5,000	5.000%, 9/01/30	3/24 at 100.00	A+	5,709,600
2,270	5.000%, 9/01/31	3/24 at 100.00	A+	2,586,098
	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa1	4,987,438
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa1	5,043,112
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa1	3,996,762
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,750	5.000%, 12/01/32 (AMT)	12/25 at 100.00	A	4,381,575
5,295	5.000%, 12/01/33 (AMT)	12/25 at 100.00	A	6,176,565
5,000	5.000%, 12/01/34 (AMT)	12/25 at 100.00	A	5,819,350
93,335	Total Michigan			100,739,172
	Minnesota – 0.6%
1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AAA	1,730,469

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
$ 885	5.000%, 2/15/33	2/28 at 100.00	A-	$1,071,160
1,085	5.000%, 2/15/37	2/28 at 100.00	A-	1,299,266
8,390	4.250%, 2/15/43	2/28 at 100.00	A-	9,332,449
55	4.250%, 2/15/48	2/28 at 100.00	A-	60,647
3,775	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2019, 2.000%, 12/01/27	12/25 at 100.00	AAA	3,850,424
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,590	5.000%, 1/01/25	1/24 at 100.00	A+	2,979,432
2,005	5.000%, 1/01/32	1/24 at 100.00	A+	2,272,708
3,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/22	No Opt. Call	AAA	3,313,620
8,790	Minnesota State, General Obligation Bonds, Various Purpose Series 2016A, 5.000%, 8/01/20	No Opt. Call	AAA	9,061,347
425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A-	453,938
1,150	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A	1,259,963
2,060	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	2,312,886
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1:
525	5.000%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	527,289
490	5.000%, 11/15/24	11/19 at 100.00	AA-	492,107
6,580	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.500%, 2/01/39	2/27 at 100.00	AAA	6,897,880
200	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	10/19 at 100.00	N/R	200,690
43,715	Total Minnesota			47,116,275
	Mississippi – 0.5%
6,570	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	6,740,031
8,190	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	8,316,617
13,545	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	4/21 at 100.00	BBB+	13,576,831
8,870	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (5)	10,219,216
37,175	Total Mississippi			38,852,695
	Missouri – 0.7%
1,390	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	1,596,888

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 1,100	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014, 3.000%, 12/30/24	12/23 at 100.00	A+	$1,167,782
1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	10/19 at 100.00	BBB-	1,002,620
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
1,250	5.000%, 3/01/32 (AMT)	3/29 at 100.00	A	1,551,650
2,250	5.000%, 3/01/33 (AMT)	3/29 at 100.00	A	2,782,665
2,485	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019C, 5.000%, 3/01/33	3/29 at 100.00	A	3,133,535
10,305	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	10,555,515
10,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	10,243,500
15,060	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	15,231,835
1,465	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	1,586,639
220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	227,946
1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 4.250%, 10/01/32	10/23 at 100.00	A-	1,492,957
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,330	5.000%, 1/01/25	1/24 at 100.00	A2	1,523,422
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	2,890,645
1,000	5.000%, 1/01/32	1/24 at 100.00	A2	1,133,470
4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	4,619,240
1,155	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,320,558
58,075	Total Missouri			62,060,867
	Montana – 0.5%
750	Bozeman, Montana, General Obligation Bonds, Series 2019, 2.375%, 7/01/38	7/29 at 100.00	Aa1	717,630
1,500	Cascade County High School District A Great Falls, Montana, General Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38	7/28 at 100.00	A+	1,840,665
35,095	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	35,665,645
1,000	Gallatin County School District 44 Belgrade, Montana, General Obligation Bonds, School Building Series 2019, 4.000%, 6/01/33	6/29 at 100.00	A+	1,166,460
550	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 3.250%, 6/01/32	6/28 at 100.00	A	588,362

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana (continued)
$ 2,500	Montana Facility Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA-	$ 2,522,875
41,395	Total Montana			42,501,637
	Nebraska – 1.3%
5,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	No Opt. Call	A	5,593,350
1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,139,775
9,350	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	10,324,177
665	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA-	715,114
370	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015, 5.000%, 12/15/22	No Opt. Call	AA-	412,765
1,000	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,008,650
5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	11/21 at 100.00	A-	6,251,066
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
540	5.000%, 7/01/23	No Opt. Call	BBB	600,880
1,250	5.000%, 7/01/24	No Opt. Call	BBB	1,426,263
530	5.000%, 7/01/25	No Opt. Call	BBB	619,300
750	5.000%, 7/01/26	7/25 at 100.00	BBB	874,650
200	5.000%, 7/01/27	7/25 at 100.00	BBB	232,762
835	5.000%, 7/01/28	7/25 at 100.00	BBB	970,095
485	5.000%, 7/01/29	7/25 at 100.00	BBB	562,144
1,000	5.000%, 7/01/30	7/25 at 100.00	BBB	1,155,510
180	5.000%, 7/01/33	7/25 at 100.00	BBB	206,530
13,725	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2015C, 3.900%, 9/01/35	9/24 at 100.00	AA+	14,532,853
3,980	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2018C, 3.750%, 9/01/38	9/27 at 100.00	AA+	4,277,624
18,380	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.600%, 9/01/44	3/28 at 100.00	AA+	19,410,750
	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,485	5.000%, 1/01/23	1/22 at 100.00	A+	1,605,641
1,510	5.000%, 1/01/24	1/22 at 100.00	A+	1,630,921
950	5.000%, 1/01/25	1/22 at 100.00	A+	1,024,756
645	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22	No Opt. Call	Aa2	719,310
8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	9,498,320

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
$ 1,020	5.000%, 6/15/26	No Opt. Call	AA-	$1,246,868
1,270	5.000%, 6/15/27	No Opt. Call	AA-	1,588,110
1,360	5.000%, 6/15/28	No Opt. Call	AA-	1,733,755
1,460	5.000%, 6/15/29	No Opt. Call	AA-	1,893,912
1,760	4.000%, 6/15/33	6/29 at 100.00	AA-	2,057,194
	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A:
3,660	5.250%, 2/01/28	2/27 at 100.00	BBB	4,228,764
1,355	5.250%, 2/01/29	2/27 at 100.00	BBB	1,565,824
6,000	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 3.375%, 12/15/37	6/28 at 100.00	Aa1	6,339,720
95,755	Total Nebraska			105,447,353
	Nevada – 1.3%
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (AMT)	No Opt. Call	A+	2,188,240
1,050	5.000%, 7/01/23 (AMT)	1/23 at 100.00	A+	1,165,899
1,905	5.000%, 7/01/24 (AMT)	1/23 at 100.00	A+	2,114,626
8,220	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2018A, 5.000%, 7/01/21	No Opt. Call	A+	8,745,011
21,050	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	21,267,657
5,275	Clark County, Nevada, General Obligation Bonds, Refunding Flood Control Series 2014, 4.000%, 11/01/33	11/24 at 100.00	AA+	5,822,017
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,750	4.000%, 9/01/32	9/26 at 100.00	N/R	1,802,203
2,275	4.000%, 9/01/35	9/26 at 100.00	N/R	2,322,866
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	AA+	1,645,527
1,000	5.000%, 6/01/24	6/21 at 100.00	AA+	1,061,290
12,450	5.000%, 6/01/25	6/21 at 100.00	AA+	13,213,060
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,125	5.000%, 6/01/24	6/22 at 100.00	AA+	2,331,954
1,545	5.000%, 6/01/25	6/22 at 100.00	AA+	1,695,468
2,000	5.000%, 6/01/26	6/22 at 100.00	AA+	2,192,560
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
50	4.000%, 6/01/20	No Opt. Call	N/R	50,562
325	5.000%, 6/01/22	No Opt. Call	N/R	345,807

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 4,695	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	$5,183,045
11,150	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	12,141,346
12,065	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory Put 6/01/22)	No Opt. Call	A+	12,522,987
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
3,265	5.000%, 7/01/22	7/21 at 100.00	AA	3,474,548
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,011,440
100,455	Total Nevada			106,298,113
	New Hampshire – 0.2%
895	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds, Pennichuck Water Works, Inc Project ,Series 2015A, 4.250%, 1/01/36 (AMT)	1/26 at 100.00	A+	962,116
12,370	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	12,943,844
1,840	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38	10/26 at 100.00	A-	2,139,166
845	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34	10/26 at 100.00	A-	893,892
15,950	Total New Hampshire			16,939,018
	New Jersey – 4.9%
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
2,500	5.000%, 2/15/30	2/24 at 100.00	BBB+	2,815,800
1,045	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,166,502
8,535	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	9,302,979
1,585	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019, 2.250%, 2/01/29 – BAM Insured	No Opt. Call	AA	1,592,988

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$ 5,905	5.000%, 6/15/20	No Opt. Call	BBB+	$6,041,228
13,995	5.000%, 6/15/21	No Opt. Call	BBB+	14,755,908
2,465	5.000%, 6/15/22	No Opt. Call	BBB+	2,671,444
1,100	5.000%, 6/15/22	No Opt. Call	AA	1,195,172
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,763,662
2,990	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,226,419
7,615	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,200,137
5,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,376,250
950	4.250%, 6/15/27	6/22 at 100.00	BBB+	1,000,578
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB+	4,961,099
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (AMT)	1/24 at 100.00	BBB	1,527,134
2,215	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	AA	2,487,844
7,800	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	8,008,338
25,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	A-	28,574,750
6,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	Ba1	6,881,940
325	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/41	7/26 at 100.00	A-	331,559
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	2,291,540
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	BBB-	1,157,730
2,255	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A, 2.750%, 12/01/27 (AMT)	12/25 at 100.00	Aaa	2,296,312
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
4,445	3.500%, 12/01/29 (AMT)	12/26 at 100.00	Aaa	4,812,201
11,705	3.750%, 12/01/31 (AMT)	12/26 at 100.00	Aaa	12,720,643
11,975	4.000%, 12/01/32 (AMT)	12/26 at 100.00	Aaa	13,208,545
5,000	3.750%, 12/01/33 (AMT)	12/26 at 100.00	Aaa	5,395,500
960	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35	10/27 at 100.00	AA	1,032,893

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
$ 6,145	5.000%, 6/15/24	No Opt. Call	A+	$7,042,662
8,375	5.000%, 6/15/29	6/26 at 100.00	A+	9,880,657
9,395	5.000%, 6/15/30	6/26 at 100.00	A+	11,039,031
10,530	5.000%, 6/15/31	6/26 at 100.00	A+	12,330,103
1,440	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A-	1,027,555
5,240	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003B, 5.250%, 12/15/19	No Opt. Call	A-	5,277,833
10,705	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A-	12,092,261
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
7,845	5.500%, 6/15/31	6/21 at 100.00	A-	8,321,348
9,735	5.250%, 6/15/36	6/21 at 100.00	A-	10,271,398
1,065	5.000%, 6/15/42	6/21 at 100.00	A-	1,115,566
2,840	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	A-	3,019,460
14,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/22	No Opt. Call	A-	15,254,011
20,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013A, 5.000%, 6/15/20	No Opt. Call	A-	20,670,458
830	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	A-	902,824
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,810	5.250%, 6/15/33	6/25 at 100.00	A-	2,077,120
1,850	5.250%, 6/15/34	6/25 at 100.00	A-	2,118,953
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A:
2,000	5.000%, 12/15/23	No Opt. Call	A-	2,259,180
4,920	4.250%, 12/15/38	12/28 at 100.00	A-	5,315,322
13,445	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 3.750%, 6/15/33	12/28 at 100.00	A-	14,294,993
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
6,115	5.000%, 6/15/33 (WI/DD, Settling 10/03/19)	12/28 at 100.00	A-	7,237,408
10,000	5.000%, 6/15/34 (WI/DD, Settling 10/03/19)	12/28 at 100.00	A-	11,783,600
4,000	5.000%, 6/15/35 (WI/DD, Settling 10/03/19)	12/28 at 100.00	A-	4,695,960
1,525	3.500%, 6/15/46 (DD1, Settling 10/03/19)	12/28 at 100.00	A-	1,474,675
5,430	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019, 2.250%, 9/15/33 (WI/DD, Settling 10/10/19)	9/26 at 100.00	AA	5,310,703

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 5,615	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	$6,074,139
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
4,505	3.000%, 1/01/20	No Opt. Call	Baa1	4,515,587
2,950	3.000%, 1/01/21	No Opt. Call	Baa1	2,983,541
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,600	5.000%, 6/01/28	No Opt. Call	A-	5,700,918
20	5.000%, 6/01/29	6/28 at 100.00	A-	24,652
3,085	5.000%, 6/01/30	6/28 at 100.00	A-	3,778,169
6,560	5.000%, 6/01/31	6/28 at 100.00	A-	7,986,341
6,000	5.000%, 6/01/35	6/28 at 100.00	A-	7,178,280
11,265	4.000%, 6/01/37	6/28 at 100.00	A-	12,154,146
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B:
19,740	3.200%, 6/01/27	No Opt. Call	BBB+	20,189,875
2,770	5.000%, 6/01/46	6/28 at 100.00	BBB	3,056,279
2,555	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Refunding Regional Schools Series 2019, 2.000%, 7/15/26	No Opt. Call	AA-	2,574,239
376,650	Total New Jersey			411,826,342
	New Mexico – 0.3%
1,800	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38	7/27 at 100.00	Aaa	1,926,198
5,250	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38	1/28 at 100.00	Aaa	5,639,288
2,745	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39	1/29 at 100.00	Aaa	2,823,342
9,350	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	No Opt. Call	Aa2	10,905,746
19,145	Total New Mexico			21,294,574
	New York – 5.4%
	Albany County, New York, General Obligation Bonds, Refunding Forward Delivery Series 2019C:
2,225	5.000%, 11/01/21 (WI/DD, Settling 8/03/20)	No Opt. Call	AA	2,319,829
1,915	5.000%, 11/01/22 (WI/DD, Settling 8/03/20)	No Opt. Call	AA	2,060,502
1,515	5.000%, 11/01/23 (WI/DD, Settling 8/03/20)	No Opt. Call	AA	1,679,544
1,595	5.000%, 11/01/24 (WI/DD, Settling 8/03/20)	No Opt. Call	AA	1,817,774
3,775	Albany County, New York, General Obligation Bonds, Various Purposes Series 2019A, 2.250%, 9/15/36	9/27 at 100.00	AA	3,629,134
4,060	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (5)	4,114,810

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
$ 300	5.000%, 1/01/24	No Opt. Call	A+	$344,169
500	5.000%, 1/01/25	No Opt. Call	A+	588,645
5,130	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	10/19 at 100.00	Baa2	5,144,672
4,000	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	4,760,800
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,900	5.000%, 12/01/25, 144A	No Opt. Call	BBB-	2,235,217
1,400	5.000%, 12/01/27, 144A	6/27 at 100.00	BBB-	1,690,668
1,300	5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	1,560,988
1,500	5.000%, 12/01/32, 144A	6/27 at 100.00	BBB-	1,782,510
7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA	7,273,062
	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A:
10,055	5.000%, 5/15/24	5/22 at 100.00	AA	11,034,659
9,285	5.000%, 5/15/25	5/22 at 100.00	AA	10,189,638
2,000	Haverstraw Stony Point Central School District, Rockland and Orange Counties, New York, General Obligation Bonds, Refunding Series 2019, 3.000%, 10/15/26	No Opt. Call	Aa3	2,208,420
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	105,430
1,055	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	991,236
1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A	1,365,836
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-1, Subseries A-J:
11,000	5.000%, 5/15/20	No Opt. Call	N/R	11,240,460
8,160	5.000%, 5/15/20	No Opt. Call	N/R	8,338,378
12,115	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E, 5.000%, 5/15/21	No Opt. Call	N/R	12,790,654
14,395	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018C Subseries 2018C-2, 5.000%, 9/01/21	No Opt. Call	N/R	15,341,903
15,630	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019A, 4.000%, 2/03/20	No Opt. Call	N/R	15,766,606
39,750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	43,224,547
40,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	43,820,000
10,360	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	AA-	11,409,157

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
$ 1,500	5.000%, 7/01/28	7/24 at 100.00	A-	$1,710,450
1,000	5.000%, 7/01/29	7/24 at 100.00	A-	1,138,530
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	A-	741,584
2,455	5.000%, 7/01/32	7/24 at 100.00	A-	2,751,539
20,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/20	No Opt. Call	Aa1	20,620,800
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
900	3.625%, 11/01/33	11/27 at 100.00	Aa2	970,803
2,000	3.875%, 11/01/38	11/27 at 100.00	Aa2	2,162,100
5,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%, 5/01/23	1/21 at 100.00	Aa2	5,536,630
10,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.850%, 11/01/39	5/28 at 100.00	Aa2	10,827,700
2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E, 2.125%, 11/01/23	8/21 at 100.00	Aa2	2,524,300
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
2,000	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa3	2,395,400
15,510	4.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	16,958,789
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015:
2,005	5.000%, 1/01/22 (AMT)	No Opt. Call	A-	2,145,250
2,065	5.000%, 1/01/23 (AMT)	No Opt. Call	A-	2,268,774
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,440	5.000%, 7/01/30 (AMT)	7/24 at 100.00	BBB	1,631,059
2,045	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	2,180,624
8,075	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	8,598,502
9,565	5.000%, 7/01/34 (AMT)	7/24 at 100.00	BBB	10,751,921
12,605	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	14,018,273
49,965	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	55,342,233
10,030	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA-	11,558,070
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB+	836,356

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
$ 2,435	5.000%, 7/01/28	7/24 at 100.00	A-	$2,776,630
2,695	5.000%, 7/01/29	7/24 at 100.00	A-	3,067,018
4,200	5.000%, 7/01/30	7/24 at 100.00	A-	4,755,198
2,100	5.000%, 7/01/31	7/24 at 100.00	A-	2,364,516
1,335	5.000%, 7/01/32	7/24 at 100.00	A-	1,496,255
3,080	5.000%, 7/01/33	7/24 at 100.00	A-	3,445,812
20,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/34	12/25 at 100.00	AAA	24,172,600
411,770	Total New York			448,576,964
	North Carolina – 0.7%
610	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB-	623,139
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,020	5.000%, 1/01/20 (ETM)	No Opt. Call	AAA (5)	5,065,933
10,040	5.000%, 1/01/21 (ETM)	No Opt. Call	AAA (5)	10,501,740
4,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39	7/28 at 100.00	AA+	3,942,360
11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	13,977,304
29,460	North Carolina State, General Obligation Bonds, Connect NC Public Improvement Series 2019B, 2.125%, 6/01/36	6/29 at 100.00	AAA	28,228,277
60,730	Total North Carolina			62,338,753
	North Dakota – 0.9%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	127,493
1,240	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,317,426
2,835	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	3,012,017
1,485	5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,577,723
1,000	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,062,440
2,955	5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	3,139,510
2,755	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,030,528
25,350	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/35	12/21 at 100.00	A-	26,855,536
4,900	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C, 3.200%, 7/01/39	7/28 at 100.00	Aa1	5,051,116

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
$ 3,065	5.000%, 6/01/28	No Opt. Call	BBB-	$3,676,314
3,000	5.000%, 6/01/29	6/28 at 100.00	BBB-	3,584,250
1,245	5.000%, 6/01/31	6/28 at 100.00	BBB-	1,469,461
3,480	5.000%, 6/01/34	6/28 at 100.00	BBB-	4,057,541
13,280	5.000%, 6/01/38	6/28 at 100.00	BBB-	15,252,877
66,710	Total North Dakota			73,214,232
	Ohio – 4.2%
1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA-	2,050,651
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
57,935	5.125%, 6/01/24	10/19 at 100.00	B-	57,935,579
3,255	5.375%, 6/01/24	10/19 at 100.00	B-	3,255,260
14,510	5.875%, 6/01/30	10/19 at 100.00	B-	14,544,679
19,615	5.750%, 6/01/34	10/19 at 100.00	B-	19,644,030
5,450	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding & Improvement Series 2016A, 4.000%, 12/01/19	No Opt. Call	AA	5,474,361
	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	1,785,760
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,606,959
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,332,100
1,800	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	2,092,788
	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (5)	1,710,455
1,780	5.000%, 12/01/23 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (5)	1,790,947
18,635	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/32	10/28 at 100.00	AAA	23,874,789
6,000	Franklin County, Ohio, Revenue Bonds, CHE Trinity Health Credit Group, Series 2013, 1.250%, 12/01/46 (Mandatory Put 2/03/20)	No Opt. Call	AA-	5,999,160
470	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.500%, 8/15/24	10/19 at 100.00	A-	471,584
3,300	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	1/25 at 100.68	Aa2	3,831,894
7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	8,127,950
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
870	4.000%, 10/01/19	No Opt. Call	Aa3	870,000
1,150	4.000%, 10/01/20	No Opt. Call	Aa3	1,181,016
1,205	5.000%, 10/01/21	No Opt. Call	Aa3	1,293,857
965	5.000%, 10/01/22	No Opt. Call	Aa3	1,066,605

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,940	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (8)	No Opt. Call	N/R	$2,432,850
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (8)	No Opt. Call	N/R	1,158,500
11,630	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18 (8)	No Opt. Call	N/R	12,444,100
28,740	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	23,782,350
915	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (8)	No Opt. Call	N/R	757,163
3,610	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	2,987,275
250	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory Put 5/01/20) (AMT) (8)	No Opt. Call	N/R	206,875
1,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (8)	No Opt. Call	N/R	1,099,050
10,140	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	10,218,281
13,610	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	13,715,886
7,140	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	7,173,915
735	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	797,622
3,900	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39	9/28 at 100.00	Aaa	3,996,837
7,510	Ohio State, General Obligation Bonds, Highway Capital Improvement Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	7,952,940
7,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	7,371,560
8,760	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	10,127,436
8,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (8)	No Opt. Call	N/R	7,033,750
3,855	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (8)	No Opt. Call	N/R	3,190,012

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (8)	No Opt. Call	N/R	$1,948,763
8,645	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (8)	No Opt. Call	N/R	7,153,737
1,945	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (8)	No Opt. Call	N/R	1,609,488
36,020	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2019, 5.000%, 12/01/29	9/29 at 100.00	AAA	47,496,332
12,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	12,755,341
2,470	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	2,632,995
338,845	Total Ohio			351,983,482
	Oklahoma – 1.7%
	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	AA-	2,425,820
1,415	4.000%, 9/01/23	9/21 at 100.00	AA-	1,481,972
2,050	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Yukon Public Schools Project, Series 2019, 5.000%, 12/01/20	No Opt. Call	N/R	2,122,283
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
2,940	5.000%, 6/01/21	No Opt. Call	A+	3,115,930
7,545	5.000%, 6/01/22	No Opt. Call	A+	8,252,721
3,080	5.000%, 6/01/23	No Opt. Call	A+	3,467,680
	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A:
1,470	5.000%, 12/01/28	12/27 at 100.00	A	1,814,171
1,410	5.000%, 12/01/31	12/27 at 100.00	A	1,716,111
	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,806,356
3,145	5.000%, 9/01/31	9/26 at 100.00	A	3,769,157
3,150	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36	9/28 at 100.00	A-	3,381,934
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series 2019:
1,365	4.000%, 9/01/32	9/29 at 100.00	A	1,574,063
1,485	4.000%, 9/01/34	9/29 at 100.00	A	1,688,297
1,000	4.000%, 9/01/36	9/29 at 100.00	A	1,130,010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
$ 865	4.000%, 9/01/31	9/29 at 100.00	A+	$1,015,553
1,870	4.000%, 9/01/32	9/29 at 100.00	A+	2,170,827
1,315	4.000%, 9/01/33	9/29 at 100.00	A+	1,518,996
875	4.000%, 9/01/34	9/29 at 100.00	A+	1,008,945
	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016:
1,000	5.000%, 9/01/20	No Opt. Call	A	1,032,660
2,115	5.000%, 9/01/22	No Opt. Call	A	2,312,541
1,000	5.000%, 9/01/23	No Opt. Call	A	1,121,930
1,870	5.000%, 9/01/24	No Opt. Call	A	2,152,838
2,490	5.000%, 9/01/26	No Opt. Call	A	3,006,899
	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018:
1,280	5.000%, 9/01/30	9/28 at 100.00	A	1,592,960
1,565	5.000%, 9/01/34	9/28 at 100.00	A	1,916,906
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
6,045	5.000%, 8/15/33	8/28 at 100.00	Baa3	7,280,598
16,530	5.000%, 8/15/38	8/28 at 100.00	Baa3	19,606,729
2,335	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39	3/28 at 100.00	Aaa	2,379,482
	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A-	817,815
500	3.000%, 9/01/23	No Opt. Call	A-	520,035
600	5.000%, 9/01/24	No Opt. Call	A-	689,226
1,505	5.000%, 9/01/25	No Opt. Call	A-	1,770,903
3,210	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/38 (AMT)	6/23 at 100.00	AA	3,610,704
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
3,525	5.000%, 9/01/25	9/23 at 100.00	AA-	3,996,257
10,675	5.000%, 9/01/26	9/23 at 100.00	AA-	12,084,740
1,615	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A, 5.000%, 9/01/29	No Opt. Call	AA-	2,101,050
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,150	5.000%, 9/01/25	No Opt. Call	AA-	7,385,473
7,985	5.000%, 9/01/26	9/25 at 100.00	AA-	9,553,973

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
$ 2,000	5.000%, 3/01/29	No Opt. Call	A-	$2,513,640
1,695	5.000%, 3/01/31	3/29 at 100.00	A-	2,107,648
2,500	5.000%, 3/01/33	3/29 at 100.00	A-	3,082,300
119,375	Total Oklahoma			138,098,133
	Oregon – 0.8%
1,750	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A, 0.000%, 6/15/38	6/28 at 100.00	AA+	2,100,753
1,190	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 0.000%, 6/15/40 (7)	6/27 at 100.00	Aa1	1,388,397
4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	Aa1	4,253,640
	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A:
1,665	0.000%, 6/15/34	6/28 at 79.31	AA+	1,063,985
1,500	0.000%, 6/15/35	6/28 at 75.58	AA+	904,095
1,000	0.000%, 6/15/37	6/28 at 69.16	AA+	548,060
2,050	0.000%, 6/15/39	6/28 at 63.17	AA+	1,018,502
2,750	Multnomah-Clackamas Counties School District 10JT Greham-Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2019A, 0.000%, 6/15/38	6/29 at 72.47	Aa1	1,532,245
3,455	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2017D, 3.450%, 1/01/38	1/27 at 100.00	Aa2	3,584,390
5,740	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2018C, 3.900%, 7/01/38	7/27 at 100.00	Aa2	6,152,419
7,670	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2019A, 2.650%, 7/01/39	7/28 at 100.00	Aa2	7,553,953
15,995	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	16,502,361
11,120	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	12,534,019
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
3,425	5.000%, 5/15/32	5/26 at 100.00	AA-	4,058,282
1,925	5.000%, 5/15/33	5/26 at 100.00	AA-	2,273,829
65,380	Total Oregon			65,468,930

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania – 5.0%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
$ 1,000	5.000%, 4/01/36	4/28 at 100.00	A	$1,203,400
10,000	4.000%, 4/01/37	4/28 at 100.00	A	11,037,600
6,000	4.000%, 4/01/38	4/28 at 100.00	A	6,592,920
1,075	4.000%, 4/01/44	4/28 at 100.00	A	1,158,474
	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012:
1,000	5.000%, 12/01/25	12/22 at 100.00	AA-	1,111,580
4,000	5.000%, 12/01/37	12/22 at 100.00	AA-	4,409,920
1,525	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,802,535
1,200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	993,000
2,880	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (8)	No Opt. Call	N/R	2,383,200
7,770	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (8)	No Opt. Call	N/R	6,429,675
8,740	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 4.000%, 11/01/39	11/27 at 100.00	A	9,493,738
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/27	No Opt. Call	A+	1,245,240
	Commonwealth Financing Authority, Pennslyvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
2,000	5.000%, 6/01/28 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	2,472,300
1,750	5.000%, 6/01/29 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	2,201,640
1,750	5.000%, 6/01/30 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	2,230,988
41,980	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	46,590,663
	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,030,500
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,088,315
	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
410	5.000%, 6/01/22	No Opt. Call	Ba2	434,071
790	5.000%, 6/01/24	6/23 at 100.00	Ba2	850,103
520	5.000%, 6/01/25	6/23 at 100.00	Ba2	558,600
370	5.125%, 6/01/26	6/23 at 100.00	Ba2	398,560
460	5.375%, 6/01/28	6/23 at 100.00	Ba2	498,079
12,575	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	12,610,461

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 10,520	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	$10,599,321
3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27 (Pre-refunded 12/15/19)	12/19 at 100.00	N/R (5)	3,179,909
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, AICUP Financing Program, Gwynedd Mercy University, Series 2017V-1B:
1,000	4.000%, 5/01/36 (Mandatory Put 5/01/22)	No Opt. Call	BBB	1,050,590
1,100	4.000%, 5/01/36 (Mandatory Put 5/01/23)	No Opt. Call	BBB	1,172,545
5,900	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory Put 9/01/20)	No Opt. Call	BBB+	5,962,953
8,285	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44	5/29 at 100.00	AA	9,344,651
4,055	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (8)	No Opt. Call	N/R	3,355,512
3,455	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (8)	No Opt. Call	N/R	2,859,012
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,285,964
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,620,220
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,611,679
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	1/24 at 100.00	AA	578,725
1,110	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,284,081
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,890,044
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,361,887
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,439,460
2,375	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2004, 2.125%, 11/01/21	No Opt. Call	A-	2,400,246
10,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2017A, 1.700%, 8/01/37 (Mandatory Put 8/03/20) (AMT)	No Opt. Call	A-	10,509,765
1,670	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-2, 2.050%, 5/01/30 (Mandatory Put 5/01/20)	No Opt. Call	A-	1,672,004
19,870	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.100%, 10/01/36	10/25 at 100.00	AA+	20,448,217
8,950	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121, 3.100%, 10/01/36	10/25 at 100.00	AA+	9,210,445

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 15,300	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.700%, 10/01/37 (AMT)	4/27 at 100.00	AA+	$16,208,820
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128B:
6,585	3.500%, 10/01/34	10/27 at 100.00	AA+	7,059,383
3,000	3.850%, 4/01/38	10/27 at 100.00	AA+	3,237,420
7,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 2.700%, 10/01/39	10/28 at 100.00	AA+	6,906,830
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A:
2,095	0.000%, 12/01/34 (7)	12/26 at 100.00	AA-	2,185,797
5,000	0.000%, 12/01/37 (7)	12/26 at 100.00	AA-	5,225,800
16,080	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	21,026,530
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery:
4,615	5.000%, 12/01/24	No Opt. Call	A1	5,438,547
5,000	5.000%, 12/01/25	No Opt. Call	A1	6,023,900
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,905	5.000%, 6/01/25	No Opt. Call	A3	6,963,117
2,830	5.000%, 6/01/29	6/26 at 100.00	A3	3,371,351
22,145	5.000%, 6/01/35	6/26 at 100.00	A3	25,959,476
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017:
2,500	5.000%, 12/01/29	12/27 at 100.00	A3	3,071,800
3,190	5.000%, 12/01/31	12/27 at 100.00	A3	3,887,876
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016A, 5.000%, 12/01/36	12/26 at 100.00	A3	5,900,600
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017:
3,495	5.000%, 12/01/31	12/27 at 100.00	A3	4,259,601
2,250	5.000%, 12/01/32	12/27 at 100.00	A3	2,734,402
2,000	4.000%, 12/01/36	12/27 at 100.00	A3	2,210,600
12,005	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A+	14,147,292
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/28	6/26 at 100.00	A1	1,212,590
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2017A-1, 5.000%, 12/01/36	12/27 at 100.00	A1	3,656,550
7,445	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A	8,821,804

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 3,025	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (5)	$3,117,867
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B:
3,100	5.000%, 7/01/20 (AMT)	No Opt. Call	A	3,179,298
1,250	5.000%, 7/01/21 (AMT)	No Opt. Call	A	1,322,463
2,650	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	10/19 at 100.00	N/R	2,649,709
9,745	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 2.210%, 12/01/24 (3-Month LIBOR *67% reference rate + 0.78% spread) (4)	10/19 at 100.00	AA-	9,769,557
4,585	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/26	5/24 at 100.00	BB+	5,075,366
2,355	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	2,372,168
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc, Series 2013:
1,400	5.000%, 12/01/19	No Opt. Call	A+	1,408,204
730	5.000%, 12/01/20	No Opt. Call	A+	759,010
1,105	5.000%, 12/01/21	No Opt. Call	A+	1,184,858
1,625	5.000%, 12/01/22	No Opt. Call	A+	1,795,138
1,705	5.000%, 12/01/23	6/23 at 100.00	A+	1,912,481
1,795	5.000%, 12/01/24	6/23 at 100.00	A+	2,010,023
	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012:
105	4.000%, 11/01/19 – AGM Insured (ETM)	No Opt. Call	A2 (5)	105,229
60	4.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	60,115
3,435	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	A-	3,602,903
381,695	Total Pennsylvania			416,497,267
	Puerto Rico – 1.5%
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A:
11,915	6.125%, 7/01/24	No Opt. Call	Ca	12,868,200
50	6.000%, 7/01/44	10/19 at 100.00	Ca	50,687
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
12,320	5.250%, 7/01/24	7/22 at 100.00	Ca	12,997,600
5,990	4.250%, 7/01/25	7/22 at 100.00	Ca	6,139,750
12,900	5.000%, 7/01/33	7/22 at 100.00	Ca	13,464,375
6,095	5.125%, 7/01/37	7/22 at 100.00	Ca	6,376,894
3,315	5.250%, 7/01/42	7/22 at 100.00	Ca	3,476,606

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$ 2,470	0.000%, 7/01/24	No Opt. Call	N/R	$2,158,484
16,136	0.000%, 7/01/27	No Opt. Call	N/R	12,861,199
27,489	0.000%, 7/01/29	7/28 at 98.64	N/R	20,435,872
28,929	0.000%, 7/01/31	7/28 at 91.88	N/R	19,939,892
16,915	0.000%, 7/01/33	7/28 at 86.06	N/R	10,669,475
1,396	4.500%, 7/01/34	7/25 at 100.00	N/R	1,494,753
4,743	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	5,078,520
150,663	Total Puerto Rico			128,012,307
	Rhode Island – 0.3%
4,350	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (5)	5,039,519
4,125	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39	10/28 at 100.00	AA+	4,237,489
136,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	10/19 at 14.53	CCC+	18,395,912
144,620	Total Rhode Island			27,672,920
	South Carolina – 0.7%
5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	A	6,512,426
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,000	5.000%, 11/01/34	5/26 at 100.00	A1	1,177,100
1,170	5.000%, 11/01/35	5/26 at 100.00	A1	1,372,691
6,650	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	1/24 at 100.30	Aa2	7,243,845
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
1,850	5.000%, 11/01/20 (ETM)	No Opt. Call	A+ (5)	1,923,797
7,500	5.000%, 11/01/27 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (5)	8,340,000
1,275	5.000%, 11/01/29 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (5)	1,417,800
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,064,022
3,925	5.000%, 8/01/32	8/24 at 100.00	Baa3	4,194,765
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A:
3,015	5.000%, 12/01/31	6/25 at 100.00	A	3,515,822
8,280	5.000%, 12/01/50	6/25 at 100.00	A	9,409,640

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
$ 7,015	5.000%, 12/01/29	6/26 at 100.00	A	$8,445,499
3,875	5.000%, 12/01/31	6/26 at 100.00	A	4,625,355
1,325	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Refunding Revenue Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A	1,420,453
54,560	Total South Carolina			61,663,215
	South Dakota – 0.1%
	South Dakota Building Authority, Revenue Bonds, Series 2013B:
525	5.000%, 6/01/22	No Opt. Call	AA+	576,130
1,000	5.000%, 6/01/24	6/23 at 100.00	AA+	1,131,610
2,410	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31	9/27 at 100.00	A1	2,950,418
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,002,730
3,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2019A, 3.800%, 11/01/39	5/28 at 100.00	AAA	3,256,020
7,935	Total South Dakota			8,916,908
	Tennessee – 1.7%
2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	Baa2	2,581,692
3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,471,314
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
2,765	3.375%, 4/01/26	No Opt. Call	BBB	2,971,960
3,250	5.000%, 4/01/29	4/27 at 100.00	BBB	3,868,768
2,500	5.000%, 4/01/30	4/27 at 100.00	BBB	2,963,150
2,725	5.000%, 4/01/31	4/27 at 100.00	BBB	3,223,539
	Knox County Health, Educational and Housing Facility Board, Tennesse, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A+	1,474,858
1,300	4.000%, 1/01/23	No Opt. Call	A+	1,399,021
3,180	5.000%, 1/01/23	No Opt. Call	A+	3,522,454
2,110	5.000%, 1/01/24	1/23 at 100.00	A+	2,342,184
	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA	1,565,070
1,560	5.250%, 4/01/24	4/21 at 100.00	AA	1,647,282
1,240	5.250%, 4/01/25	4/21 at 100.00	AA	1,309,180
4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA	4,443,644

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
$ 1,000	5.500%, 11/01/20	11/19 at 100.00	AA	$1,003,380
1,860	5.250%, 11/01/25	11/19 at 100.00	AA	1,865,915
8,255	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Aa1	9,742,634
1,070	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.950%, 7/01/35	1/25 at 100.00	AA+	1,139,368
5,280	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-3, 3.750%, 7/01/38	7/27 at 100.00	AA+	5,715,389
11,515	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-4, 3.900%, 7/01/38	1/28 at 100.00	AA+	12,495,617
9,995	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.750%, 7/01/39	7/28 at 100.00	AA+	10,889,153
10,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 3.000%, 7/01/39	7/28 at 100.00	AA+	10,255,900
3,625	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-3, 2.600%, 7/01/39	1/29 at 100.00	AA+	3,602,924
6,680	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	No Opt. Call	A	7,394,960
13,380	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	13,799,998
27,240	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	No Opt. Call	A	29,137,811
133,565	Total Tennessee			143,827,165
	Texas – 5.8%
1,085	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/30	1/27 at 100.00	BBB+	1,279,475
	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019:
5,500	5.000%, 11/15/20 (AMT)	No Opt. Call	A1	5,714,665
5,000	5.000%, 11/15/21 (AMT)	No Opt. Call	A1	5,367,100
11,690	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2014A, 4.000%, 8/15/35	8/24 at 100.00	AAA	12,858,649
3,370	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	A-	3,695,508
3,445	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	A- (5)	3,651,666
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	A-	2,257,211
1,390	5.000%, 1/01/33	7/25 at 100.00	A-	1,607,382
1,165	5.000%, 1/01/34	7/25 at 100.00	A-	1,345,016

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
$ 2,000	5.000%, 1/01/33	1/26 at 100.00	A-	$2,335,700
1,650	5.000%, 1/01/35	1/26 at 100.00	A-	1,919,280
	City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019:
2,400	5.000%, 9/01/32	9/28 at 100.00	A	2,997,096
1,250	5.000%, 9/01/34	9/28 at 100.00	A	1,551,638
1,700	5.000%, 9/01/35	9/28 at 100.00	A	2,102,696
2,155	5.000%, 9/01/36	9/28 at 100.00	A	2,654,637
660	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB+	679,364
	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012:
5,200	5.000%, 2/15/26 (Pre-refunded 2/15/21)	2/21 at 100.00	Aaa	5,462,392
2,800	5.000%, 2/15/26	2/21 at 100.00	AAA	2,938,096
5,500	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2019, 5.000%, 12/01/28	No Opt. Call	AA+	7,147,140
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016:
10,000	1.350%, 11/01/20 (AMT), 144A	No Opt. Call	A+	9,993,600
20,000	1.600%, 11/01/21 (AMT), 144A	No Opt. Call	A+	19,976,400
9,295	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	9,646,537
11,750	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	13,066,822
7,400	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	8,257,364
	Grand Prairie, Texas, General Obligation Bonds, Refunding Series 2019:
1,350	5.000%, 2/15/21 (WI/DD, Settling 11/19/19)	No Opt. Call	AAA	1,419,080
1,000	5.000%, 2/15/22 (WI/DD, Settling 11/19/19)	No Opt. Call	AAA	1,086,070
1,000	5.000%, 2/15/23 (WI/DD, Settling 11/19/19)	No Opt. Call	AAA	1,121,040
1,185	5.000%, 2/15/24 (WI/DD, Settling 11/19/19)	No Opt. Call	AAA	1,368,083
1,250	5.000%, 2/15/25 (WI/DD, Settling 11/19/19)	No Opt. Call	AAA	1,485,713
	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A-	902,738
550	4.000%, 3/01/22	3/21 at 100.00	A-	566,973
800	4.000%, 3/01/23	3/21 at 100.00	A-	824,160
440	4.250%, 3/01/25	3/21 at 100.00	A-	456,056
	Harris County Cultural Educaion Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A:
1,825	5.000%, 12/01/23	12/22 at 100.00	A+	2,021,461
18,000	4.000%, 12/01/31	12/22 at 100.00	A+	19,085,040

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County Cultural Educaion Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
$ 5,215	5.000%, 12/01/26	12/24 at 100.00	A+	$6,086,583
4,025	5.000%, 12/01/27	12/24 at 100.00	A+	4,677,291
3,000	5.000%, 12/01/28	12/24 at 100.00	A+	3,477,540
6,115	5.000%, 12/01/29	12/24 at 100.00	A+	7,064,293
2,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A, 4.000%, 10/01/35	10/29 at 100.00	AA	2,304,340
5,045	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	5,957,489
3,015	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St Luke's Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	12/19 at 100.00	AA+ (5)	3,028,085
	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22 (Pre-refunded 11/01/19)	11/19 at 100.00	AAA	5,135,462
5,385	5.000%, 11/01/23 (Pre-refunded 11/01/19)	11/19 at 100.00	AAA	5,401,263
5,660	5.000%, 11/01/24 (Pre-refunded 11/01/19)	11/19 at 100.00	AAA	5,677,093
2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0054, 10.626%, 11/01/41, 144A (IF) (6)	11/21 at 100.00	AAA	2,788,385
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
285	5.000%, 11/15/22	No Opt. Call	A3	312,884
425	5.000%, 11/15/23	No Opt. Call	A3	478,142
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,615,233
4,600	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,376,296
4,095	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,776,367
12,040	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	14,001,677
2,380	Harrison County Health Facilities Development Corporation, Hospital Revenue Bonds, Texas, Good Shepherd Health System, Refunding Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (5)	2,443,951
5,240	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A, 4.000%, 2/15/31	2/23 at 100.00	AAA	5,633,052
11,815	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%, 2/15/34	2/26 at 100.00	AAA	13,255,839
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A+	2,021,600
2,025	5.000%, 7/01/26	7/21 at 100.00	A+	2,153,871
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B:
18,675	5.000%, 7/01/31	7/22 at 100.00	A+	20,327,177
5,000	5.000%, 7/01/32	7/22 at 100.00	A+	5,436,700

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,440	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	BB	$2,735,606
	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D:
3,000	5.000%, 11/15/32	11/28 at 100.00	Aa2	3,817,500
2,570	5.000%, 11/15/33	11/28 at 100.00	Aa2	3,260,405
6,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/22	No Opt. Call	AA	6,522,960
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,005	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A	7,624,042
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A	3,561,875
2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA-	2,306,560
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/26 (AMT)	11/25 at 100.00	A1	1,191,800
2,025	5.000%, 11/01/27 (AMT)	11/25 at 100.00	A1	2,406,247
1,570	5.000%, 11/01/28 (AMT)	11/25 at 100.00	A1	1,860,419
2,000	5.000%, 11/01/29 (AMT)	11/25 at 100.00	A1	2,360,760
2,000	5.000%, 11/01/30 (AMT)	11/25 at 100.00	A1	2,350,320
1,915	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A3	1,983,251
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018:
2,135	5.000%, 5/15/21	No Opt. Call	A+	2,261,862
1,845	5.000%, 5/15/22	No Opt. Call	A+	2,014,740
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	B1	3,322,917
2,720	5.250%, 12/01/28	12/25 at 100.00	B1	2,989,443
2,700	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,933,388
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
4,380	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	4,838,849
4,720	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	5,214,467
3,945	5.000%, 8/15/26 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	4,358,278
7,025	5.000%, 8/15/27 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	7,760,939
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
3,855	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (5)	4,838,025
9,130	0.000%, 9/01/45 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (5)	12,458,341

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
$ 8,655	5.250%, 9/01/25 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	$9,295,643
5,040	5.250%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	5,413,061
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A:
5,000	3.000%, 1/01/35	1/29 at 100.00	A+	5,126,000
5,310	4.000%, 1/01/36	1/29 at 100.00	A+	6,097,473
870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	10/19 at 100.00	AAA	872,192
4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA-	5,145,930
1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A	1,432,762
3,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38	9/27 at 100.00	Aaa	3,292,830
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,350,850
4,750	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	5,346,220
5,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014, 4.000%, 10/01/33	4/24 at 100.00	AAA	5,500,850
3,250	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/22	No Opt. Call	AAA	3,610,425
16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	BBB+	18,534,750
	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A:
1,125	0.000%, 8/01/35	2/29 at 76.82	Baa3	641,340
1,590	0.000%, 8/01/36	2/29 at 73.16	Baa3	858,934
2,070	0.000%, 8/01/37	2/29 at 69.41	Baa3	1,052,222
1,100	0.000%, 8/01/39	2/29 at 62.63	Baa3	500,093
	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
3,015	4.000%, 8/15/20	No Opt. Call	A	3,081,420
3,135	4.000%, 8/15/21	No Opt. Call	A	3,283,662
8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	9,600,859
439,745	Total Texas			481,282,971

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah – 0.1%
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
$ 3,340	5.000%, 9/01/23 (Pre-refunded 9/01/22)	9/22 at 100.00	A (5)	$3,689,164
2,000	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	A (5)	2,209,080
2,265	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	A (5)	2,501,783
7,605	Total Utah			8,400,027
	Virginia – 1.8%
8,765	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	9,943,630
5,390	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	5,474,192
10,755	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 4.000%, 10/01/19	No Opt. Call	AAA	10,755,000
9,785	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Metrorail Service District Improvement Silver LIne Phase 2 Project, Series 2018, 2.000%, 4/01/22	4/20 at 100.00	AA+	9,811,615
6,785	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	6,873,748
5,880	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008C, 1.800%, 11/01/35 (Mandatory Put 4/01/22)	No Opt. Call	A2	5,918,573
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A:
1,800	5.000%, 10/01/32	10/28 at 100.00	A2	2,262,906
1,250	5.000%, 10/01/33	10/28 at 100.00	A2	1,566,950
1,750	5.000%, 10/01/34	10/28 at 100.00	A2	2,186,782
2,000	5.000%, 10/01/35	10/28 at 100.00	A2	2,492,100
760	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	798,479
1,185	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 3.125%, 6/15/31	6/26 at 100.00	A3	1,244,724
710	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	761,532
39,100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	44,961,872
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019:
6,535	5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	6,953,109
11,715	5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	12,459,254

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 6,835	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	$7,442,426
8,650	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory Put 9/01/20)	No Opt. Call	A2	8,698,440
8,000	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.900%, 5/01/33 (Mandatory Put 6/01/23)	No Opt. Call	A2	8,088,960
137,650	Total Virginia			148,694,292
	Washington – 2.8%
	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A:
27,890	5.000%, 7/01/36	7/29 at 100.00	Aa1	35,679,119
50,350	5.000%, 7/01/37	7/29 at 100.00	Aa1	64,061,312
2,900	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016, 5.000%, 2/01/29	2/26 at 100.00	AA-	3,487,482
2,340	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Baa2	2,660,463
6,000	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series 2018, 5.000%, 12/01/19	No Opt. Call	Aaa	6,036,600
10,485	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	11,953,424
15,005	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	17,448,114
16,030	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	19,020,877
6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	6,237,840
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
2,730	5.000%, 1/01/26	7/25 at 100.00	A+	3,221,236
1,285	5.000%, 1/01/27	7/25 at 100.00	A+	1,510,261
	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,295	5.000%, 11/15/22	No Opt. Call	AA-	1,435,857
2,035	5.000%, 11/15/24	5/24 at 100.00	AA-	2,352,257
14,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	15,378,720
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
4,015	5.000%, 10/01/30	10/28 at 100.00	AA-	5,109,248
2,780	5.000%, 10/01/31	10/28 at 100.00	AA-	3,509,166
3,010	5.000%, 10/01/32	10/28 at 100.00	AA-	3,769,935
2,600	5.000%, 10/01/33	10/28 at 100.00	AA-	3,237,390

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
$ 5,120	5.000%, 8/15/29	8/27 at 100.00	BBB	$6,050,048
5,000	5.000%, 8/15/34	8/27 at 100.00	BBB	5,815,950
5,765	5.000%, 8/15/36	8/27 at 100.00	BBB	6,673,218
1,330	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	10/19 at 100.00	Baa1	1,332,248
4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa2	4,779,591
192,380	Total Washington			230,760,356
	West Virginia – 0.4%
4,830	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (AMT)	No Opt. Call	Baa3	4,883,227
10,335	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	10,331,176
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,173,340
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,173,340
4,830	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,979,392
1,030	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	1,180,998
33,025	Total West Virginia			33,721,473
	Wisconsin – 1.8%
	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019:
1,750	4.000%, 6/01/31	6/29 at 100.00	AA	2,060,135
2,000	4.000%, 6/01/35	6/29 at 100.00	AA	2,310,720
24,400	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	29,288,784
	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017:
2,000	5.000%, 9/30/37 (AMT)	9/27 at 100.00	BBB	2,061,700
16,735	5.000%, 9/30/49 (AMT)	9/27 at 100.00	BBB	17,250,271
5,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-1, 2.625%, 11/01/25 (AMT)	No Opt. Call	A-	5,684,250
7,770	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	8,146,534

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 4,420	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	$4,736,163
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	AA-	341,074
470	5.000%, 4/01/22	No Opt. Call	AA-	511,633
	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
780	5.000%, 12/01/26	11/24 at 100.00	AA-	909,589
3,950	5.000%, 12/01/27	11/24 at 100.00	AA-	4,592,823
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2012A:
1,020	5.000%, 7/15/25 (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (5)	1,086,963
14,400	5.000%, 7/15/27 – AGM Insured (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (5)	15,345,360
2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (5)	2,123,324
8,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc, Series 2008B, 5.500%, 8/15/29 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (5)	8,802,911
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A-	5,711,250
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A-	1,055,510
2,715	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc, Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	2,864,759
1,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	1,958,304
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%, 8/15/36	8/28 at 100.00	AA	2,254,440
4,365	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,865,753
2,850	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A, 5.000%, 9/15/40	9/23 at 100.00	BBB-	3,008,631
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825	5.000%, 12/15/23	No Opt. Call	AA-	940,541
1,310	5.000%, 12/15/25	12/24 at 100.00	AA-	1,532,255
3,000	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C, 2.750%, 9/01/39	9/28 at 100.00	AA	2,979,570
	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2:
85	5.000%, 5/01/24 (Pre-refunded 5/01/22)	5/22 at 100.00	N/R (5)	92,909
5,785	5.000%, 5/01/24	5/22 at 100.00	Aa1	6,332,666
8,100	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	A1	9,093,627
135,070	Total Wisconsin			147,942,449

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming – 0.7%
$ 10,720	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A, 3.625%, 7/15/39	5/29 at 100.00	A	$11,488,302
5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30	9/23 at 100.00	BB+	5,925,920
23,735	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	23,627,243
6,960	Wyoming Community Development Authority, Housing Revenue Bonds, 2015 Series 6, 3.900%, 12/01/34	12/24 at 100.00	AA+	7,430,218
6,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.650%, 12/01/39	12/28 at 100.00	AA+	6,397,430
53,415	Total Wyoming			54,869,113
$ 7,649,030	Total Long-Term Investments (cost $7,623,905,356)			8,019,080,942

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.2%
	MUNICIPAL BONDS – 3.2%
	National – 0.2%
$ 14,810	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C Series 2018, Variable Rate Demand Obligations, 2.380%, 11/30/21 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.80% spread), 144A (4), (9)	No Opt. Call	A+	$14,810,000
1,165	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D Series 2018, Variable Rate Demand Obligations, 2.580%, 7/31/23 (Mandatory Put 11/14/19) (SIFMA reference rate + 1.00% spread), 144A (4), (9)	No Opt. Call	A+	1,165,000
15,975	Total National			15,975,000
	Alabama – 0.4%
28,940	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (9)	No Opt. Call	F1	30,202,363
	Alaska – 0.1%
11,395	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project Series 2002A, Variable Rate Demand Obligations, 1.550%, 7/01/22 (Mandatory Put 11/14/19) (9)	11/19 at 100.00	A-1+	11,395,000
	Colorado – 0.1%
5,000	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2018B, Variable Rate Demand Obligations, 1.620%, 11/01/41 (Mandatory Put 11/20/19) (9)	11/19 at 100.00	A-1+	5,000,000
	Florida – 0.7%
11,785	Florida Keys Aqueduct Authority, Water Revenue Bonds, Series 2008, Variable Rate Demand Obligations, 1.520%, 9/01/35 (Mandatory Put 11/20/19) (9)	11/19 at 100.00	A-1+	11,785,000
38,910	Gainesville, Florida, Utilities System Revenue Bonds, Series 2007A, Variable Rate Demand Obligations, 1.650%, 10/01/36 (Mandatory Put 11/20/19) (9)	11/19 at 100.00	A-1+	38,910,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 10,800	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Series 2008-2, Variable Rate Demand Obligations, 1.590%, 10/01/33 (Mandatory Put 11/20/19) (9)	12/19 at 100.00	A-1+	$ 10,800,000
61,495	Total Florida			61,495,000
	Michigan – 0.1%
5,895	Michigan State University, General Revenue Bonds, Series 2003A, Variable Rate Demand Obligations, 1.630%, 2/15/33 (Mandatory Put 11/20/19) (9)	11/19 at 100.00	A-1+	5,895,000
4,745	Michigan State University, General Revenue Bonds, Trust Series Floaters 2018-E-127, Variable Rate Demand Obligations, 1.750%, 7/01/20 (Mandatory Put 11/14/19), 144A (9)	11/19 at 100.00	F1+	4,745,000
10,640	Total Michigan			10,640,000
	New Jersey – 0.1%
4,520	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Floater Series 2017-ZM0566, Variable Rate Demand Obligations, 1.710%, 7/01/25 (Mandatory Put 11/14/19), 144A (9)	No Opt. Call	A-1	4,520,000
	New York – 0.5%
13,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Adjustable Rate Series BB-4, Variable Rate Demand Obligations, 1.770%, 6/15/50 (Mandatory Put 11/14/19) (9)	11/19 at 100.00	A-1	13,900,000
29,305	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003A, Variable Rate Demand Obligations, 1.770%, 11/01/29 (Mandatory Put 11/15/19) (9)	11/19 at 100.00	A-1	29,305,000
300	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-5, Variable Rate Demand Obligations, 1.770%, 10/01/46 (Mandatory Put 11/14/19) (9)	11/19 at 100.00	A-1	300,000
43,505	Total New York			43,505,000
	Pennsylvania – 0.0%
2,190	Emmaus General Authority, Pennsylvania, Series 1996, Variable Rate Demand Obligations, 1.580%, 12/01/28 – AGM Insured (Mandatory Put 11/13/19) (9)	12/19 at 100.00	A-1	2,190,000
	Texas – 0.9%
59,965	Texas State, General Obligation Veterans Bonds, Series 2012B, Variable Rate Demand Obligations, 1.620%, 12/01/42 (Mandatory Put 11/20/19) (9)	No Opt. Call	VMIG-1	59,965,000
15,240	Texas State, General Obligation Veterans Bonds, Series 2015B, Variable Rate Demand Obligations, 1.650%, 6/01/46 (Mandatory Put 11/20/19) (9)	12/19 at 100.00	VMIG-1	15,240,000
75,205	Total Texas			75,205,000
	Washington – 0.1%
5,000	King County, Washington, General Obligation Bonds, Refunding Multi-Modal Limited Tax Payable from Sewer Revenues Series 2019A, Variable Rate Demand Obligations, 1.720%, 1/01/46 (Mandatory Put 11/14/19) (9)	11/19 at 100.00	A-1+	5,000,000
$ 263,865	Total Short-Term Investments (cost $263,865,000)			265,127,363
	Total Investments (cost $7,887,770,356) – 99.6%			8,284,208,305
	Other Assets Less Liabilities – 0.4%			31,923,393
	Net Assets – 100%			$ 8,316,131,698

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
DD1	Portion of investment purchased on a delayed delivery basis.
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TEM INVESTMENTS – 97.8%
	MUNICIPAL BONDS – 97.8%
	National – 0.2%
$ 9,000	Federal Home Loan Mortgage Corporation, Multifamily Certificates Relating to Municpal Securities Class A Series 2019M-057, 2.400%, 10/15/29	No Opt. Call	AA+	$9,367,380
2,857	Freddie Mac Multifamily ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	3,171,086
11,857	Total National			12,538,466
	Alabama – 1.9%
9,790	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	No Opt. Call	A	10,561,550
32,945	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	No Opt. Call	Aa2	34,222,937
35,075	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	No Opt. Call	Aa2	37,227,903
6,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.850%, 6/01/34 (Mandatory Put 3/24/20)	No Opt. Call	A1	6,006,780
20,085	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	5/24 at 100.29	A	21,869,351
103,895	Total Alabama			109,888,521
	Alaska – 0.6%
1,290	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2016A-II, 1.900%, 12/01/24	No Opt. Call	AA+	1,309,427
7,810	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2018A-II, 3.450%, 12/01/33	6/27 at 100.00	AA+	8,349,593
4,575	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	12/19 at 100.00	N/R	4,585,202
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,655	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	1,816,098
3,565	5.000%, 1/01/26 (AMT)	7/25 at 100.00	Baa2	3,996,686
790	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	10/19 at 100.00	A2	791,256
10,215	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	10,657,514
3,645	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A1	3,802,901
33,545	Total Alaska			35,308,677

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona – 2.3%
	Arizona State, Certificates of Participation, Refunding Series 2019A:
$ 5,430	5.000%, 10/01/26	No Opt. Call	AA-	$6,730,431
5,000	5.000%, 10/01/27	No Opt. Call	AA-	6,326,050
2,975	Arizona State, Certificates of Participation, Series 2010A, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	2,975,000
120	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	123,270
16,775	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	17,307,103
1,625	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,684,849
6,270	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	7,198,023
2,220	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding AMT Series 2017A, 1.800%, 9/01/32 (Mandatory Put 5/21/20) (AMT)	No Opt. Call	A+	2,221,243
1,200	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, 1.600%, 3/01/39 (Mandatory Put 5/21/20)	No Opt. Call	A+	1,200,672
	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014:
575	5.000%, 7/01/20	No Opt. Call	AAA	590,715
765	5.000%, 7/01/21	No Opt. Call	AAA	813,723
14,500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019B, 5.000%, 9/01/45 (Mandatory Put 9/01/24)	No Opt. Call	A2	16,864,515
6,665	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48 (Mandatory Put 10/18/24)	No Opt. Call	AA-	7,771,790
4,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019B, 1.470%, 1/01/35 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.38% spread) (4)	4/22 at 100.00	AA-	4,008,320
3,440	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019C, 1.660%, 1/01/35 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.57% spread) (4)	10/23 at 100.00	AA-	3,448,806
11,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico Palo Verde Project, Series 2010A, 2.400%, 6/01/43 (Mandatory Put 6/01/20)	No Opt. Call	BBB+	11,054,120
	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015:
575	4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	586,759
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,639,682
750	4.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	803,415
1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	Aa3	1,416,761

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
$ 1,425	4.000%, 7/01/20	No Opt. Call	AA	$1,454,141
2,225	4.000%, 7/01/21	No Opt. Call	AA	2,331,577
2,055	4.000%, 7/01/22	No Opt. Call	AA	2,208,858
	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
2,415	5.000%, 7/01/21	No Opt. Call	AA	2,567,097
4,030	5.000%, 7/01/22	No Opt. Call	AA	4,434,531
3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,342,157
	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	5,519,608
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	6,513,270
295	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	313,069
	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
1,305	5.000%, 8/01/22	No Opt. Call	AA	1,438,736
2,000	5.000%, 8/01/23	No Opt. Call	AA	2,273,140
2,000	5.000%, 8/01/24	No Opt. Call	AA	2,339,080
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA	1,169,540
120,570	Total Arizona			131,670,051
	Arkansas – 0.8%
8,605	Arkansas State, Federal Highway Grant Anticipation and Tax Revenue Bonds, Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa1	9,559,295
1,400	Crittenden County, Arkansas, Sales and Use Tax Revenue Bonds, Series 2017, 5.000%, 3/01/21	No Opt. Call	A	1,468,488
5,250	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding & Capital Improvement Series 2019A, 2.000%, 11/01/29	11/26 at 100.00	AA-	5,361,825
670	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014, 5.000%, 7/01/21	No Opt. Call	A+	712,438
	Pulaksi County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
995	4.000%, 7/01/20	No Opt. Call	BB+	1,001,676
1,020	4.000%, 7/01/21	No Opt. Call	BB+	1,035,575
1,075	4.000%, 7/01/22	No Opt. Call	BB+	1,095,984
1,180	5.250%, 7/01/27	7/23 at 100.00	BB+	1,221,607
470	5.250%, 7/01/28	7/23 at 100.00	BB+	486,831
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A	552,840
1,740	5.000%, 12/01/23	No Opt. Call	A	1,977,005
2,110	5.000%, 12/01/24	No Opt. Call	A	2,461,336

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Construction Series 2019:
$ 2,800	2.000%, 2/01/30 (WI/DD, Settling 10/01/19)	2/25 at 100.00	Aa2	$2,726,780
3,435	2.125%, 2/01/31 (WI/DD, Settling 10/01/19)	2/25 at 100.00	Aa2	3,346,068
	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019:
2,560	3.000%, 2/01/27	8/24 at 100.00	Aa2	2,704,973
3,790	3.000%, 2/01/28	8/24 at 100.00	Aa2	3,995,418
3,915	3.000%, 2/01/29	8/24 at 100.00	Aa2	4,114,704
41,515	Total Arkansas			43,822,843
	California – 2.9%
17,400	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45 (Mandatory Put 4/01/26)	10/25 at 100.00	AA	18,627,570
7,965	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory Put 10/01/25)	10/25 at 100.00	AA-	8,260,103
4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43	No Opt. Call	AA-	4,005,160
19,790	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 3.000%, 12/31/30 – AGM Insured (AMT)	6/28 at 100.00	AA	20,654,031
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
1,565	5.000%, 2/01/22	No Opt. Call	A-	1,697,900
2,600	5.000%, 2/01/23	No Opt. Call	A-	2,909,374
1,920	5.000%, 2/01/24	No Opt. Call	A-	2,210,611
1,700	5.000%, 2/01/25	No Opt. Call	A-	2,011,644
2,000	5.000%, 2/01/26	No Opt. Call	A-	2,422,340
1,500	5.000%, 2/01/27	No Opt. Call	A-	1,853,610
5,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2004, 2.000%, 12/01/44 (Mandatory Put 12/01/20) (AMT)	No Opt. Call	A1	5,013,200
3,365	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A1	3,632,955
5,875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	6,397,523
6,440	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	6,907,608
13,270	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A, 1.870%, 6/01/23	10/19 at 100.00	N/R	13,280,881
765	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A-	887,591
	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,470	5.000%, 1/01/20	No Opt. Call	BBB	2,484,548
2,590	5.000%, 1/01/21	No Opt. Call	BBB	2,663,608

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 6,085	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BBB	$6,197,390
500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	531,815
5,010	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018B, 5.000%, 1/01/22	12/21 at 100.00	AA	5,434,698
2,765	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA+	3,062,348
3,870	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2016A, 4.000%, 7/01/34	7/25 at 100.00	AAA	4,330,569
2,700	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,186,864
	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election 2000 Refunding Series 2020:
1,900	5.000%, 8/01/22 (WI/DD, Settling 5/05/20)	No Opt. Call	Aaa	2,045,388
2,500	5.000%, 8/01/23 (WI/DD, Settling 5/05/20)	No Opt. Call	Aaa	2,772,975
2,960	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (5)	3,044,626
70	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	77,794
13,900	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	14,042,197
6,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/25 (AMT)	No Opt. Call	A+	7,479,044
1,530	Vallecito Union School District, Calaveras County, California, General Obligation Bonds,2018 Election, Anticipation Note Series 2019, 0.000%, 8/01/22	No Opt. Call	AA	1,467,041
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,225	4.000%, 7/01/20	No Opt. Call	Baa1	1,248,753
1,130	5.000%, 7/01/22	No Opt. Call	Baa1	1,234,435
980	5.000%, 7/01/23	No Opt. Call	Baa1	1,101,079
153,680	Total California			163,177,273
	Colorado – 2.3%
2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	Aa3	2,836,433
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
765	5.000%, 12/01/20, 144A	No Opt. Call	N/R	789,013
1,000	5.000%, 12/01/21, 144A	No Opt. Call	N/R	1,054,470
1,425	5.000%, 12/01/22, 144A	No Opt. Call	N/R	1,530,422
1,000	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/20 (ETM)	No Opt. Call	N/R (5)	1,024,560

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 7,245	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	AA	$8,420,211
16,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory Put 11/12/21)	No Opt. Call	BBB+	18,135,920
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A:
5,205	5.000%, 2/01/20 (ETM)	No Opt. Call	BBB+ (5)	5,266,992
4,830	5.000%, 2/01/21 (ETM)	No Opt. Call	BBB+ (5)	5,060,294
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
2,545	5.000%, 8/01/25	No Opt. Call	BBB+	2,993,378
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	2,999,150
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
3,000	5.000%, 8/01/25	No Opt. Call	BBB+	3,528,540
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	2,999,150
3,100	5.000%, 8/01/29	No Opt. Call	BBB+	3,889,756
7,305	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	8,494,400
7,205	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	8,553,992
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,000	4.000%, 6/01/20 (ETM)	No Opt. Call	N/R (5)	1,017,640
2,000	5.000%, 6/01/21 (ETM)	No Opt. Call	N/R (5)	2,120,700
2,300	5.000%, 6/01/22 (ETM)	No Opt. Call	N/R (5)	2,520,800
500	5.000%, 6/01/23 (ETM)	No Opt. Call	N/R (5)	565,400
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
3,000	5.000%, 1/01/26 (WI/DD, Settling 10/03/19)	No Opt. Call	AA-	3,623,640
4,000	5.000%, 1/01/27 (WI/DD, Settling 10/03/19)	No Opt. Call	AA-	4,942,920
5,000	5.000%, 1/01/28 (WI/DD, Settling 10/03/19)	No Opt. Call	AA-	6,330,100
	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
294	3.500%, 12/01/21	No Opt. Call	N/R	298,513
530	4.500%, 12/01/27	12/22 at 103.00	N/R	562,113
1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A+	1,506,600
13,090	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/24 (AMT)	No Opt. Call	A+	15,227,204
1,175	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A, 5.000%, 9/01/20	No Opt. Call	A	1,212,389

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
$ 1,765	3.625%, 12/01/21	No Opt. Call	N/R	$1,797,741
3,705	4.625%, 12/01/27	12/22 at 103.00	N/R	3,926,263
5,715	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A	5,718,200
114,924	Total Colorado			128,946,904
	Connecticut – 3.8%
44,435	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 1999-U2, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	45,120,188
42,630	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	43,285,649
6,925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 2.050%, 7/01/35 (Mandatory Put 7/12/21)	No Opt. Call	AAA	7,012,255
35,715	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	35,811,073
5,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017A-2, 5.000%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	6,212,288
12,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B, 5.000%, 7/01/37 (Mandatory Put 7/01/20)	No Opt. Call	AAA	12,482,059
25,880	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	26,202,982
1,955	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 3.750%, 11/15/33	11/27 at 100.00	AAA	2,121,038
	Connecticut State, General Obligation Bonds, Refunding Series 2018B:
5,220	5.000%, 4/15/21	No Opt. Call	A1	5,507,831
7,115	5.000%, 4/15/22	No Opt. Call	A1	7,751,081
1,320	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/22	No Opt. Call	A1	1,445,585
	Connecticut State, General Obligation Bonds, Refunding Series 2018F:
1,025	5.000%, 9/15/20	No Opt. Call	A1	1,059,994
600	5.000%, 9/15/21	No Opt. Call	A1	642,060
490	Connecticut State, General Obligation Bonds, Series 2013C, 5.000%, 7/15/22	No Opt. Call	A1	538,025
1,685	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	A1	1,889,997
5,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/20	No Opt. Call	A+	5,175,600
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C:
580	5.000%, 10/01/20	No Opt. Call	A+	600,370
1,605	5.000%, 10/01/22	No Opt. Call	A+	1,771,487
1,530	5.000%, 10/01/23	No Opt. Call	A+	1,739,380
240	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (AMT)	10/19 at 100.00	A-	243,878

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 2,000	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2014B, 5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	$2,055,340
890	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	AA-	983,299
	Stratford, Connecticut, General Obligation Bonds, Series 2014:
395	3.000%, 12/15/19	No Opt. Call	AA-	396,300
525	5.000%, 12/15/21	No Opt. Call	AA-	565,031
	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,271,881
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,179,800
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,086,950
210,655	Total Connecticut			216,151,421
	Delaware – 0.0%
	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
2,000	5.000%, 7/01/20	No Opt. Call	BBB+	2,041,660
275	5.000%, 7/01/21	No Opt. Call	BBB+	288,247
2,275	Total Delaware			2,329,907
	District of Columbia – 1.2%
16,090	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/24	12/19 at 100.00	AAA	16,188,471
10,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2011G, 5.000%, 12/01/30	12/21 at 100.00	AAA	10,782,700
	Metropolitan Washington DC Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Series 2018A:
8,165	5.000%, 10/01/22 (AMT)	No Opt. Call	AA-	9,009,424
10,830	5.000%, 10/01/23 (AMT)	No Opt. Call	AA-	12,298,548
8,875	5.000%, 10/01/24 (AMT)	No Opt. Call	AA-	10,349,759
7,240	5.000%, 10/01/25 (AMT)	No Opt. Call	AA-	8,649,338
1,200	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24	No Opt. Call	AA-	1,401,900
62,400	Total District of Columbia			68,680,140
	Florida – 5.3%
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
5,000	5.000%, 10/01/24 (AMT)	No Opt. Call	A+	5,825,650
5,725	5.000%, 10/01/25 (AMT)	No Opt. Call	A+	6,825,001
2,295	5.000%, 10/01/26 (AMT)	10/25 at 100.00	A+	2,740,161
4,110	5.000%, 10/01/27 (AMT)	10/25 at 100.00	A+	4,892,462
	Broward County, Florida, Airport System Revenue Bonds, Series 2017:
1,585	5.000%, 10/01/21 (AMT)	No Opt. Call	A+	1,694,397
1,000	5.000%, 10/01/23 (AMT)	No Opt. Call	A+	1,135,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
$ 900	1.900%, 9/01/20 – AGM Insured	No Opt. Call	AA	$901,377
920	2.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	923,790
1,185	2.125%, 9/01/22 – AGM Insured	No Opt. Call	AA	1,193,177
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
5,030	5.000%, 6/01/20	12/19 at 100.00	AA	5,058,922
18,050	5.000%, 6/01/22	12/21 at 100.00	AA	19,462,773
10,480	5.000%, 6/01/25	12/24 at 100.00	AA	12,361,579
5,000	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	AAA	5,688,200
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
26,750	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	No Opt. Call	N/R	24,944,375
26,750	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	1/25 at 105.00	N/R	24,877,500
26,755	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	1/25 at 105.00	N/R	24,882,150
5,005	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 3.750%, 7/01/33	1/28 at 100.00	Aaa	5,503,348
12,810	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 2.800%, 7/01/34	7/28 at 100.00	Aaa	13,201,730
5,880	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/20	No Opt. Call	A+	6,093,091
2,655	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	2,751,217
40,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	No Opt. Call	N/R	40,124,000
2,215	Hillsborough County School District, Florida, Sales Tax Revenue Refunding Bonds, Series 2015B, 5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	2,295,050
	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017:
3,120	5.000%, 10/01/23 – AGM Insured	No Opt. Call	AA	3,566,534
2,725	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	3,284,879
2,295	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	2,829,138
2,010	5.000%, 10/01/27 – AGM Insured	4/27 at 100.00	AA	2,497,023
2,850	5.000%, 10/01/28 – AGM Insured	4/27 at 100.00	AA	3,533,715
2,310	5.000%, 10/01/29 – AGM Insured	4/27 at 100.00	AA	2,854,652
2,525	Manatee County, Florida, Revenue Bonds, Refunding & Improvement Series 2013, 5.000%, 10/01/20	No Opt. Call	Aa1	2,617,264
355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21, 144A (AMT)	6/20 at 100.00	BBB+	360,002

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
$ 3,040	5.000%, 7/01/20	No Opt. Call	A	$3,119,618
2,315	5.000%, 7/01/21	No Opt. Call	A	2,456,655
1,805	5.000%, 7/01/22	No Opt. Call	A	1,970,284
4,000	5.000%, 7/01/23	No Opt. Call	A	4,491,120
2,770	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2015D, 5.000%, 2/01/20	No Opt. Call	Aa3	2,803,628
1,880	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E, 5.000%, 4/01/20	No Opt. Call	AA	1,914,460
2,700	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	AA-	2,751,273
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
2,000	5.000%, 11/01/29 – AGM Insured	11/27 at 100.00	AA	2,489,560
9,215	5.000%, 11/01/30 – AGM Insured	11/27 at 100.00	AA	11,436,921
	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
85	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (5)	91,146
4,915	5.000%, 10/01/25	10/21 at 100.00	AA+	5,274,631
	Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
550	5.000%, 9/01/20	No Opt. Call	AA-	568,216
500	5.000%, 9/01/22	No Opt. Call	AA-	550,605
510	5.000%, 9/01/23	No Opt. Call	AA-	578,391
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
1,280	5.000%, 8/15/21	No Opt. Call	AA-	1,365,696
440	5.000%, 8/15/22	No Opt. Call	AA-	484,128
1,760	5.000%, 8/15/23	No Opt. Call	AA-	1,995,576
2,000	5.000%, 8/15/24	No Opt. Call	AA-	2,330,400
5,500	5.000%, 8/15/25	No Opt. Call	AA-	6,569,695
5,780	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	6,989,754
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
865	5.000%, 9/01/20	No Opt. Call	A+	892,446
785	5.000%, 9/01/21	No Opt. Call	A+	838,788
545	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2015, 5.000%, 4/01/21	No Opt. Call	A-	574,217
115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	98,952
165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (7)	No Opt. Call	N/R	2

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40	10/19 at 100.00	N/R	$392,352
280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40	10/19 at 100.00	N/R	196,773
305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	10/19 at 100.00	N/R	3
284,855	Total Florida			298,143,627
	Georgia – 1.3%
15,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory Put 6/18/21)	No Opt. Call	A-	15,216,603
1,515	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,680,635
8,000	Floyd County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Hammond Project, First Series 2010, 2.350%, 7/01/22 (Mandatory Put 12/11/20)	No Opt. Call	A-	8,069,520
10,580	Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/24	No Opt. Call	AAA	12,263,595
5,000	Georgia State, General Obligation Bonds, Series 2017A, 5.000%, 2/01/32	2/27 at 100.00	AAA	6,198,600
4,355	Georgia State, General Obligation Bonds, Tranche 1 Series 2016A, 5.000%, 2/01/25	No Opt. Call	AAA	5,200,306
6,015	Georgia State, General Obligation Bonds, Tranche 2 Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	7,358,029
8,700	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	No Opt. Call	Aa1	9,799,158
2,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-2, 2.350%, 10/01/48 (Mandatory Put 12/11/20)	No Opt. Call	A3	2,017,380
3,005	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/19	No Opt. Call	AA-	3,005,000
580	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.000%, 10/01/20	No Opt. Call	Baa1	599,140
65,000	Total Georgia			71,407,966
	Hawaii – 0.7%
17,130	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	17,930,142
	Hawaii State, General Obligation Bonds, Series 2013EH:
6,850	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (5)	7,315,937
65	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (5)	69,421
1,490	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	1,560,313
5,740	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2017D, 5.000%, 9/01/30	9/27 at 100.00	Aa1	7,203,413
2,150	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,587,762
33,425	Total Hawaii			36,666,988

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho – 0.9%
$ 5,095	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Helath Group, Series 2013ID, 1.250%, 12/01/48 (Mandatory Put 2/03/20)	No Opt. Call	AA-	$5,094,287
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
4,500	5.000%, 3/01/25	No Opt. Call	A-	5,278,185
6,020	5.000%, 3/01/26	No Opt. Call	A-	7,228,996
4,320	5.000%, 3/01/27	No Opt. Call	A-	5,303,923
4,815	5.000%, 3/01/29	9/28 at 100.00	A-	5,969,348
4,880	5.000%, 3/01/31	9/28 at 100.00	A-	5,988,492
12,935	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	13,469,345
42,565	Total Idaho			48,332,576
	Illinois – 10.3%
	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016:
250	4.000%, 2/01/20 – AGM Insured	No Opt. Call	AA	252,005
250	4.000%, 2/01/21 – AGM Insured	No Opt. Call	AA	257,295
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	609,139
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,495,562
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,716,027
	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010:
275	5.000%, 11/01/20 (ETM)	No Opt. Call	N/R (5)	280,456
2,645	5.125%, 11/01/25 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (5)	2,752,599
421	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	421,404
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
391	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	390,894
237	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	236,936
480	1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	479,333
295	2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	295,283
19,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB-	25,004,595
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
5,000	5.000%, 12/01/19	No Opt. Call	BB	5,023,150
7,080	5.000%, 12/01/20	No Opt. Call	BB	7,312,153
8,340	5.000%, 12/01/21	No Opt. Call	BB	8,843,986
12,000	5.000%, 12/01/22	No Opt. Call	BB	13,008,840

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
$ 6,000	4.000%, 12/01/20	No Opt. Call	BB	$6,128,160
3,205	4.000%, 12/01/22	No Opt. Call	BB	3,377,076
4,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/22	No Opt. Call	BB	5,203,536
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,065	0.000%, 12/01/25	No Opt. Call	BB	893,546
1,455	0.000%, 12/01/26	No Opt. Call	BB	1,178,535
1,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/20 (AMT)	No Opt. Call	A	1,008,550
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2013A, 5.000%, 1/01/21 (AMT)	No Opt. Call	A	5,215,950
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015B:
2,755	5.000%, 1/01/20	No Opt. Call	A	2,779,602
1,885	5.000%, 1/01/21	No Opt. Call	A	1,970,014
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien Refunding Series 2010C, 5.250%, 1/01/30 – AGC Insured	1/20 at 100.00	AA	5,048,350
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,270	5.000%, 1/01/23	No Opt. Call	BBB+	6,763,324
7,445	5.000%, 1/01/24	No Opt. Call	BBB+	8,201,859
4,205	5.000%, 1/01/25	No Opt. Call	BBB+	4,719,944
1,840	5.000%, 1/01/26	No Opt. Call	BBB+	2,101,795
2,025	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	A+	2,085,710
	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C:
1,000	5.000%, 12/01/23	No Opt. Call	AA	1,133,190
1,800	5.000%, 12/01/25	12/24 at 100.00	AA	2,088,738
2,830	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 12/01/22	No Opt. Call	AAA	3,145,771
4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA-	4,948,217
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA-	3,752,087
3,000	5.000%, 11/15/33	11/22 at 100.00	AA-	3,227,460
2,940	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 11/15/19	No Opt. Call	AA-	2,952,230

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018:
$ 1,000	0.000%, 12/15/26	No Opt. Call	Aa1	$871,710
1,050	0.000%, 12/15/27	No Opt. Call	Aa1	892,679
8,080	Grundy, Kendall, and Will Counties Community Consolidated School District 201, Minooka, Illinois, General Obligation Bonds, Refunding School Series 2019, 3.000%, 10/15/27	10/26 at 100.00	AA-	8,583,950
	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
760	1.800%, 3/01/20 – BAM Insured	No Opt. Call	AA	759,749
795	2.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	794,221
835	2.200%, 3/01/22 – BAM Insured	No Opt. Call	AA	838,148
20,800	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2000A, 2.450%, 11/15/39 (Mandatory Put 3/03/26)	No Opt. Call	AA+	21,432,736
2,750	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.875%, 7/01/25 (Mandatory Put 2/13/20)	No Opt. Call	AA+	2,755,088
19,475	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory Put 8/01/20)	No Opt. Call	Aa3	19,499,538
11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.750%, 11/01/38 (Mandatory Put 11/01/21)	No Opt. Call	A	11,309,266
1,010	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/20	No Opt. Call	AA	1,040,239
950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010, 5.000%, 2/15/21 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (5)	962,825
10,150	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory Put 4/29/22)	No Opt. Call	AA+	10,359,800
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
4,145	5.000%, 2/15/20	No Opt. Call	AA+	4,195,030
5,605	5.000%, 2/15/21	No Opt. Call	AA+	5,881,551
5,430	5.000%, 2/15/22	No Opt. Call	AA+	5,900,021
4,000	5.000%, 2/15/23	No Opt. Call	AA+	4,488,400
8,665	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	9,558,102
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
770	5.000%, 9/01/20	No Opt. Call	AA+	795,218
350	5.000%, 9/01/21	No Opt. Call	AA+	374,189
770	5.000%, 9/01/22	No Opt. Call	AA+	850,488
620	5.000%, 9/01/23	No Opt. Call	AA+	705,678
2,240	5.000%, 9/01/24	No Opt. Call	AA+	2,622,525
865	5.000%, 9/01/25	9/24 at 100.00	AA+	1,011,756

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
$ 2,500	5.000%, 12/01/21	No Opt. Call	A3	$2,676,250
2,770	5.000%, 12/01/22	No Opt. Call	A3	3,051,016
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
855	5.000%, 7/01/21	No Opt. Call	A	905,787
1,000	5.000%, 7/01/23	No Opt. Call	A	1,123,940
920	5.000%, 7/01/24	No Opt. Call	A	1,061,947
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,715	5.000%, 11/15/20	No Opt. Call	A	1,782,142
1,100	5.000%, 11/15/21	No Opt. Call	A	1,180,047
1,190	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/20	No Opt. Call	AA-	1,237,398
880	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C, 5.000%, 3/01/25	No Opt. Call	AA-	1,028,201
	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A:
1,400	5.000%, 8/15/21	No Opt. Call	BBB	1,475,586
1,000	5.000%, 8/15/22	No Opt. Call	BBB	1,082,350
1,015	5.000%, 8/15/24	No Opt. Call	BBB	1,151,974
2,000	5.000%, 8/15/25	No Opt. Call	BBB	2,319,480
3,000	5.000%, 8/15/26	No Opt. Call	BBB	3,546,840
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A:
1,045	5.000%, 10/01/19	No Opt. Call	AA+	1,045,000
2,220	5.000%, 10/01/20	No Opt. Call	AA+	2,300,675
5,345	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	AA+	5,539,237
3,690	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2018A, 3.500%, 8/01/31	8/27 at 100.00	AA	3,962,839
	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
4,035	5.000%, 2/01/20	No Opt. Call	A1	4,081,685
10,930	5.000%, 2/01/21	No Opt. Call	A1	11,439,229
5,070	5.000%, 2/01/22	No Opt. Call	A1	5,479,859
2,600	5.000%, 2/01/25	No Opt. Call	A1	3,057,652
5,000	Illinois State, General Obligation Bonds, December Series 2017A, 5.000%, 12/01/24	No Opt. Call	BBB	5,569,850
	Illinois State, General Obligation Bonds, February Series 2014:
1,390	5.000%, 2/01/20	No Opt. Call	BBB	1,403,386
4,175	5.000%, 2/01/22	No Opt. Call	BBB	4,432,305
3,320	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB	3,436,134

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, November Series 2017D:
$ 5,335	5.000%, 11/01/21	No Opt. Call	BBB	$5,640,642
20,485	5.000%, 11/01/22	No Opt. Call	BBB	22,062,345
27,625	5.000%, 11/01/23	No Opt. Call	BBB	30,249,927
10,890	5.000%, 11/01/24	No Opt. Call	BBB	12,118,501
6,940	3.250%, 11/01/26	No Opt. Call	BBB	7,005,861
1,000	5.000%, 11/01/26	No Opt. Call	BBB	1,134,930
15,250	5.000%, 11/01/27	No Opt. Call	BBB	17,465,062
5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/21	No Opt. Call	BBB	5,186,450
1,290	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.250%, 1/01/20	No Opt. Call	BBB	1,300,191
14,720	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB	14,813,472
4,120	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/20	No Opt. Call	BBB	4,217,397
	Illinois State, General Obligation Bonds, Series 2013:
4,205	5.000%, 7/01/21	No Opt. Call	BBB	4,410,036
3,140	5.500%, 7/01/25	7/23 at 100.00	BBB	3,465,147
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,615	5.000%, 12/01/20	No Opt. Call	AA-	1,681,667
1,760	5.000%, 12/01/21	No Opt. Call	AA-	1,892,669
2,100	5.000%, 12/01/22	No Opt. Call	AA-	2,330,874
11,970	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,695,116
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2016:
2,520	5.000%, 1/01/26	No Opt. Call	AA+	3,029,090
5,055	5.000%, 1/01/27	1/26 at 100.00	AA+	6,047,094
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
980	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	1,052,569
1,000	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,106,010
1,085	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,232,321
1,235	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,510,319
	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
3,225	4.000%, 12/01/19	No Opt. Call	AA	3,238,287
2,100	4.000%, 12/01/20	No Opt. Call	AA	2,161,299

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
$ 725	5.000%, 12/15/25	No Opt. Call	BBB	$823,578
1,925	5.000%, 12/15/26	No Opt. Call	BBB	2,221,508
360	5.000%, 12/15/27	No Opt. Call	BBB	420,131
1,945	5.000%, 12/15/28	12/27 at 100.00	BBB	2,259,993
650	5.000%, 12/15/30	12/27 at 100.00	BBB	746,454
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
280	2.300%, 3/01/21 – BAM Insured	No Opt. Call	AA	281,632
379	2.450%, 3/01/22 – BAM Insured	No Opt. Call	AA	383,544
373	2.850%, 3/01/24 – BAM Insured	No Opt. Call	AA	382,553
	North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019:
1,000	4.000%, 2/01/33 – BAM Insured	2/28 at 100.00	AA	1,115,400
1,000	4.000%, 2/01/36 – BAM Insured	2/28 at 100.00	AA	1,106,600
1,895	4.000%, 2/01/40 – BAM Insured	2/28 at 100.00	AA	2,075,044
2,000	4.000%, 2/01/44 – BAM Insured	2/28 at 100.00	AA	2,169,820
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
6,025	5.250%, 6/01/20	No Opt. Call	A	6,170,745
280	5.250%, 6/01/21	No Opt. Call	A	296,828
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
4,250	5.000%, 6/01/22	No Opt. Call	A	4,627,655
2,015	5.000%, 6/01/23	No Opt. Call	A	2,257,908
2,525	5.000%, 6/01/24	No Opt. Call	A	2,906,881
5,920	5.000%, 6/01/25	No Opt. Call	A	6,987,790
1,895	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	1,959,695
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,009	2.850%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,024,347
1,133	3.200%, 3/01/24 – BAM Insured	No Opt. Call	AA	1,176,666
1,000	3.300%, 3/01/25 – BAM Insured	No Opt. Call	AA	1,051,250
1,258	3.450%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,338,122
1,208	3.600%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	1,298,672
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc Obligated Group, Series 2017A:
2,460	5.000%, 2/15/26	No Opt. Call	AA-	2,964,128
3,525	5.000%, 2/15/27	No Opt. Call	AA-	4,337,512

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
$ 2,495	5.000%, 3/01/20	No Opt. Call	A	$2,530,753
2,765	5.000%, 3/01/21	No Opt. Call	A	2,899,047
2,565	5.000%, 3/01/22	No Opt. Call	A	2,772,637
2,415	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/19	No Opt. Call	A+	2,419,637
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
1,450	0.000%, 2/01/21	No Opt. Call	A+	1,411,140
6,220	0.000%, 2/01/22	No Opt. Call	A+	5,921,875
6,820	0.000%, 2/01/23	No Opt. Call	A+	6,339,736
542,944	Total Illinois			582,883,574
	Indiana – 3.5%
815	Carmel Local Public Improvement Bond Bank, Indiana, Multipurpose Revenue Bonds, Series 2016, 5.000%, 7/15/20	No Opt. Call	AA	838,880
1,965	Center Grove Multi-Facility School Building Corporation, Johnson County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2019, 2.500%, 12/15/20	6/20 at 100.00	N/R	1,976,377
1,000	Gary, Indiana, Revenue Anticipation Notes, Series 2019, 5.000%, 2/25/20	No Opt. Call	N/R	994,180
	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Refunding Series 2015D:
2,000	5.000%, 1/15/20	No Opt. Call	AA+	2,020,720
1,000	5.000%, 7/15/20	No Opt. Call	AA+	1,028,430
	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016:
1,540	4.000%, 7/15/20	No Opt. Call	AA+	1,570,307
1,590	4.000%, 1/15/21	No Opt. Call	AA+	1,641,452
2,200	5.000%, 1/15/22	No Opt. Call	AA+	2,379,168
13,000	Indiana Bond Bank, Advance Funding Program Notes, Series 2019A, 4.000%, 1/03/20	No Opt. Call	N/R	13,087,620
190	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B	190,272
2,120	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.000%, 3/01/20 (ETM)	No Opt. Call	N/R (5)	2,151,630
12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Long Term Rate Series 2019B, 2.250%, 12/01/58 (Mandatory Put 7/01/25)	1/25 at 100.00	AA	13,011,000
10,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Mandatory Put 7/01/22)	1/22 at 100.00	AA	10,537,275
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,075	4.000%, 10/01/20	No Opt. Call	A	1,097,414
435	4.000%, 10/01/21	No Opt. Call	A	453,274
145	5.000%, 10/01/23	No Opt. Call	A	161,969

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
$ 30	5.000%, 5/01/20	No Opt. Call	N/R	$30,627
735	5.000%, 5/01/20	No Opt. Call	AA-	750,538
65	5.000%, 5/01/21	No Opt. Call	N/R	68,676
1,935	5.000%, 5/01/21	No Opt. Call	AA-	2,046,321
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
375	5.000%, 10/01/19	No Opt. Call	AA	375,000
785	5.000%, 10/01/20	No Opt. Call	AA	812,813
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
680	5.000%, 10/01/20	No Opt. Call	AA	704,092
690	5.000%, 10/01/23	No Opt. Call	AA	786,441
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,173,010
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,114,118
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,454,359
800	5.000%, 10/01/27	10/24 at 100.00	AA	937,584
3,065	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-10, 1.500%, 11/01/27 (Mandatory Put 5/01/20)	No Opt. Call	AA	3,066,931
2,700	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-4, 1.500%, 10/01/27 (Mandatory Put 5/01/20)	No Opt. Call	AA+	2,701,701
10,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1, 2.000%, 11/15/36 (Mandatory Put 2/01/23)	No Opt. Call	AA+	10,179,800
260	Indiana State University Board of Trustees, Indiana State University Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA-	277,464
3,690	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA	3,728,671
8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA	9,393,440
10,215	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25	No Opt. Call	AA	12,309,994
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
285	5.000%, 10/01/19	No Opt. Call	A	285,000
350	5.000%, 10/01/20	No Opt. Call	A	361,799
450	5.000%, 10/01/21	No Opt. Call	A	482,351
460	5.000%, 10/01/22	No Opt. Call	A	506,294
710	5.000%, 10/01/23	No Opt. Call	A	803,322
420	5.000%, 10/01/24	No Opt. Call	A	487,817
505	5.000%, 10/01/25	10/24 at 100.00	A	585,709
760	5.000%, 10/01/26	10/24 at 100.00	A	880,635

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2016A:
$ 1,910	5.000%, 10/01/21	No Opt. Call	A	$2,047,310
4,400	5.000%, 10/01/22	No Opt. Call	A	4,842,816
10,000	5.000%, 10/01/23	No Opt. Call	A	11,314,400
12,500	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 2.375%, 9/01/55 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A1	12,502,625
1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	1,075,460
2,500	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995A, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,482,850
2,750	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995B, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,731,135
2,665	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25 (Mandatory Put 6/01/21)	No Opt. Call	A-	2,684,641
13,000	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company, Series 2002A, 2.750%, 6/01/25	No Opt. Call	A-	13,604,240
	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
800	5.000%, 2/01/20	No Opt. Call	A	809,256
640	5.000%, 2/01/21	No Opt. Call	A	669,818
1,595	4.000%, 2/01/24	No Opt. Call	A	1,750,576
7,500	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 2.375%, 9/01/55 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A1	7,501,575
10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A1	10,985,000
10,320	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A1	11,426,614
1,255	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2014B, 4.000%, 1/15/20	No Opt. Call	AA	1,264,438
186,915	Total Indiana			198,137,229
	Iowa – 0.6%
	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,380	5.000%, 1/01/20 – AGM Insured (ETM)	No Opt. Call	AA (5)	1,392,627
1,245	5.000%, 1/01/22 – AGM Insured (Pre-refunded 1/01/21)	1/21 at 100.00	AA (5)	1,302,257
3,215	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	3,261,939
4,900	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	5,348,399

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016:
$ 2,000	5.875%, 12/01/26, 144A	10/19 at 105.00	B+	$2,102,700
4,775	5.875%, 12/01/27, 144A	10/19 at 105.00	B+	5,019,910
9,730	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/25 at 103.00	B+	10,417,619
2,220	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.450%, 7/01/34	1/29 at 100.00	AAA	2,190,141
29,465	Total Iowa			31,035,592
	Kansas – 0.2%
	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,090	5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (5)	1,099,428
185	5.000%, 1/01/20	No Opt. Call	AA-	186,661
1,295	5.000%, 1/01/23 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (5)	1,306,202
200	5.000%, 1/01/23	1/20 at 100.00	AA-	201,830
	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration - 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	10/19 at 101.00	A+	2,274,140
2,945	5.000%, 6/01/26 – NPFG Insured	10/19 at 101.00	A+	2,983,138
2,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/20	No Opt. Call	A	2,065,320
9,960	Total Kansas			10,116,719
	Kentucky – 2.6%
6,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34 (Mandatory Put 9/01/26) (AMT)	No Opt. Call	A1	5,968,740
13,000	Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42 (Mandatory Put 9/01/26)	No Opt. Call	A1	12,933,570
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
1,500	5.000%, 6/01/21	No Opt. Call	Baa3	1,568,835
1,375	5.000%, 6/01/22	No Opt. Call	Baa3	1,475,169
6,000	5.000%, 6/01/24	No Opt. Call	Baa3	6,743,580
4,200	5.000%, 6/01/25	No Opt. Call	Baa3	4,822,734
9,705	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	9,907,252
6,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/19	No Opt. Call	A1	6,016,920

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
$ 5,025	5.000%, 12/01/19 (ETM)	No Opt. Call	BBB+ (5)	$5,053,793
2,100	3.500%, 12/01/20 (ETM)	No Opt. Call	BBB+ (5)	2,147,754
3,025	5.000%, 12/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	3,302,907
2,970	5.000%, 12/01/24 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	3,242,854
6,130	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	6,152,068
7,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A1	7,631,250
18,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 1.750%, 2/01/35 (Mandatory Put 7/01/26)	No Opt. Call	A1	18,007,560
3,325	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Refunding Series 2016, 4.000%, 9/01/27	No Opt. Call	A1	3,799,344
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011:
60	6.000%, 3/01/20 (ETM)	No Opt. Call	Baa2 (5)	61,151
1,090	6.000%, 3/01/20	No Opt. Call	Baa2	1,108,083
420	6.000%, 3/01/21 (ETM)	No Opt. Call	Baa2 (5)	447,376
800	6.000%, 3/01/21	No Opt. Call	Baa2	844,952
12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	No Opt. Call	A3	13,863,840
6,470	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	No Opt. Call	A1	7,153,491
5,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	No Opt. Call	A	5,533,000
8,050	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A1	8,190,875
6,765	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 2.300%, 9/01/26 (Mandatory Put 9/01/21)	No Opt. Call	A1	6,873,511
4,915	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A+	5,350,764
142,175	Total Kentucky			148,201,373
	Louisiana – 5.0%
2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Road & Street Improvement, Refunding Series 2015, 5.000%, 8/01/22	No Opt. Call	AA-	2,349,891
2,070	Ernest N Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014, 5.000%, 7/15/20	No Opt. Call	AA+	2,128,519

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
$ 2,095	5.000%, 6/01/20	No Opt. Call	A1	$2,143,772
2,075	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,195,973
2,595	5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,835,556
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
33,390	5.000%, 6/01/23	No Opt. Call	A1	37,605,487
9,000	5.000%, 6/01/24	No Opt. Call	A1	10,431,450
2,245	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015, 5.000%, 8/01/24	No Opt. Call	AA	2,607,343
180	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	No Opt. Call	AA-	180,000
24,935	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	26,556,772
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A:
1,000	3.000%, 10/01/22	No Opt. Call	A	1,041,090
1,800	5.000%, 10/01/23	No Opt. Call	A	2,035,836
1,070	5.000%, 10/01/24	No Opt. Call	A	1,243,329
3,000	4.000%, 10/01/25	No Opt. Call	A	3,405,630
29,790	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1 Fixed Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/25)	No Opt. Call	A+	35,022,316
7,165	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-3 Term Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/23)	No Opt. Call	A+	8,020,573
5,015	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014, 5.000%, 6/01/20	No Opt. Call	A1	5,138,168
1,040	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/22	No Opt. Call	A3	1,127,277
1,650	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2016A, 5.000%, 12/15/21	No Opt. Call	A	1,779,179
	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc- Student Housing Project, Refunding Series 2014:
710	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	758,514
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	638,876
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,635,827
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,819,328

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
$ 1,115	5.000%, 7/01/20	No Opt. Call	AA-	$1,144,626
7,265	5.000%, 7/01/26	7/23 at 100.00	AA-	8,173,924
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C:
2,520	5.000%, 5/01/29	11/27 at 100.00	AA-	3,162,071
3,000	5.000%, 5/01/30	11/27 at 100.00	AA-	3,749,280
3,070	5.000%, 5/01/31	11/27 at 100.00	AA-	3,820,983
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
95	5.000%, 5/01/20	No Opt. Call	Aa2	96,992
3,570	5.000%, 5/01/21	No Opt. Call	Aa2	3,773,633
7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA-	7,702,940
6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA-	7,030,246
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	AA-	2,876,760
2,500	5.000%, 12/01/20	No Opt. Call	AA-	2,603,800
3,600	5.000%, 12/01/21	No Opt. Call	AA-	3,868,164
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,025	4.000%, 12/01/19	No Opt. Call	AA-	1,029,346
1,500	5.000%, 12/01/20	No Opt. Call	AA-	1,562,280
2,000	5.000%, 12/01/21	No Opt. Call	AA-	2,148,980
7,900	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	8,244,282
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
1,000	5.000%, 6/01/24	No Opt. Call	A	1,147,850
525	5.000%, 6/01/26	6/25 at 100.00	A	616,040
1,100	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	A-	1,106,160
6,410	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,759,665
20,535	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23) (WI/DD, Settling 10/01/19)	No Opt. Call	BBB	20,591,471
18,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37 (Mandatory Put 7/01/24) (WI/DD, Settling 10/01/19)	No Opt. Call	BBB	18,090,540
13,015	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26) (WI/DD, Settling 10/01/19)	No Opt. Call	BBB	13,122,374
2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	A	2,442,362

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project, Refunding Series 2016:
$ 1,000	3.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	$1,021,040
1,000	5.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,083,680
	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21	No Opt. Call	A+	1,817,388
1,680	5.000%, 7/01/22	No Opt. Call	A+	1,832,897
260,090	Total Louisiana			283,320,480
	Maryland – 0.5%
8,795	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	8,844,867
8,155	Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc Projects, Adjustable Mode, Refunding Series 2006B, 2.550%, 12/01/25 (Mandatory Put 6/01/20)	No Opt. Call	BBB+	8,217,223
660	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016, 4.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	671,200
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
540	5.000%, 7/01/21	No Opt. Call	A-	572,238
1,000	5.000%, 7/01/22	No Opt. Call	A-	1,093,270
250	5.000%, 7/01/23	No Opt. Call	A-	280,985
500	5.000%, 7/01/24	No Opt. Call	A-	576,900
4,400	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2018B, 5.000%, 11/01/29	11/28 at 100.00	AAA	5,720,264
1,895	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3, 2.500%, 11/01/24	10/19 at 100.00	BB	1,895,815
1,470	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2, 3.000%, 11/01/25	5/20 at 100.00	BB	1,477,997
845	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	BB	851,295
28,510	Total Maryland			30,202,054
	Massachusetts – 1.6%
3,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/23	1/20 at 100.00	A+	3,860,305

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
$ 375	5.000%, 7/01/20	No Opt. Call	BB	$382,556
555	5.000%, 7/01/21	No Opt. Call	BB	580,663
690	5.000%, 7/01/22	No Opt. Call	BB	738,921
625	5.000%, 7/01/23	No Opt. Call	BB	683,119
735	5.000%, 7/01/24	No Opt. Call	BB	818,474
795	5.000%, 7/01/25	7/24 at 100.00	BB	885,240
1,500	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25	No Opt. Call	A	1,786,050
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,775	5.000%, 7/01/29	7/28 at 100.00	A	3,447,160
2,750	5.000%, 7/01/30	7/28 at 100.00	A	3,441,048
2,495	5.000%, 7/01/31	7/28 at 100.00	A	3,108,471
2,100	5.000%, 7/01/32	7/28 at 100.00	A	2,605,344
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
825	5.000%, 7/01/20	No Opt. Call	BBB+	845,361
1,300	5.000%, 7/01/21	No Opt. Call	BBB+	1,374,126
815	5.000%, 7/01/23	No Opt. Call	BBB+	910,966
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (5)	1,027,250
20,105	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2014D-1, 1.050%, 8/01/43 (Mandatory Put 7/01/20)	No Opt. Call	Aa1	20,045,288
14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	15,904,840
17,000	Massachusetts State, General Obligation Bonds, Series 2019B, 5.000%, 1/01/21	No Opt. Call	Aa1	17,792,710
9,600	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2012A, 4.000%, 6/01/33	6/21 at 100.00	AA+	9,994,656
83,865	Total Massachusetts			90,232,548
	Michigan – 1.4%
1,500	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	1,500,000
1,100	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/21	No Opt. Call	AA-	1,168,882
1,835	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/21	No Opt. Call	AA-	1,975,763
15,125	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47 (Mandatory Put 6/01/23)	No Opt. Call	AA+	16,496,838
6,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.550%, 10/01/33	10/27 at 100.00	AA	6,656,134

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C:
$ 3,505	3.550%, 6/01/29	12/27 at 100.00	AA+	$3,865,840
3,825	3.650%, 6/01/30	12/27 at 100.00	AA+	4,208,303
3,810	3.700%, 12/01/30	12/27 at 100.00	AA+	4,187,800
1,805	3.350%, 12/01/34	6/28 at 100.00	AA+	1,917,036
5,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2016A, 3.100%, 12/01/31	6/26 at 100.00	AA+	5,229,050
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2008C:
1,000	5.000%, 12/01/19	No Opt. Call	AA-	1,005,930
1,000	5.000%, 12/01/20	No Opt. Call	AA-	1,041,990
1,000	5.000%, 12/01/21	No Opt. Call	AA-	1,076,710
6,030	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+	6,047,849
8,485	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Series 1995CC, 1.450%, 9/01/30 (Mandatory Put 9/01/21)	No Opt. Call	Aa3	8,437,229
8,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detriot Edison Project, Refunding Series 2008, 1.450%, 8/01/29 (Mandatory Put 9/01/21)	No Opt. Call	Aa3	7,954,960
1,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A, 5.000%, 5/01/21	No Opt. Call	Aa1	1,058,660
1,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A, 5.000%, 5/01/20	No Opt. Call	AA	1,021,560
2,525	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A+	2,785,883
73,745	Total Michigan			77,636,417
	Minnesota – 0.6%
	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AAA	751,712
1,615	5.000%, 2/01/25	2/20 at 100.00	AAA	1,634,558
1,690	5.000%, 2/01/26	2/20 at 100.00	AAA	1,710,398
1,680	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/24	No Opt. Call	A+	1,931,849
2,500	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA	2,537,575
19,420	Minnesota State, 911 Revenue Bonds, Public Safety Radio Communication System Project, Series 2016, 5.000%, 6/01/20	No Opt. Call	AA+	19,899,674
895	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A-	995,598
2,880	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	AA-	3,138,826
31,425	Total Minnesota			32,600,190

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi – 0.8%
$ 1,000	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	$1,103,490
6,865	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	7,042,666
9,385	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	9,530,092
20,430	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	4/21 at 100.00	BBB+	20,478,011
3,680	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	BBB+	4,180,848
41,360	Total Mississippi			42,335,107
	Missouri – 1.3%
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
745	3.000%, 11/01/20	No Opt. Call	N/R	750,923
765	4.000%, 11/01/22	No Opt. Call	N/R	795,807
755	4.000%, 11/01/23	No Opt. Call	N/R	790,583
325	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/20	No Opt. Call	BBB-	329,085
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA	2,629,318
2,695	4.000%, 5/01/24 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA	2,811,909
24,750	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Market-Adjusted Tax Exempt Securities Series 1992, 1.600%, 12/01/22	6/21 at 100.50	A	24,626,498
5,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	5,121,550
10,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	10,243,500
5,130	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	5,188,533
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
440	5.000%, 5/01/20	No Opt. Call	BBB	447,238
1,000	5.000%, 5/01/21	No Opt. Call	BBB	1,043,290
2,545	4.000%, 5/01/22	No Opt. Call	BBB	2,654,740
1,320	5.000%, 5/01/23	No Opt. Call	BBB	1,439,526
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,420	5.000%, 1/01/25	No Opt. Call	A	2,850,373
5,000	5.000%, 1/01/26	1/25 at 100.00	A	5,882,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2015:
$ 1,700	5.000%, 7/01/20	No Opt. Call	A	$1,745,815
1,725	5.000%, 7/01/21	No Opt. Call	A	1,835,797
1,000	5.000%, 7/01/22	No Opt. Call	A	1,097,530
1,085	5.000%, 7/01/23	No Opt. Call	A	1,226,668
70,920	Total Missouri			73,511,283
	Montana – 0.6%
30,720	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	31,219,507
	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, Refunding Series 2018:
1,000	5.000%, 7/01/27	No Opt. Call	A+	1,250,020
1,055	5.000%, 7/01/28	No Opt. Call	A+	1,342,245
1,335	5.000%, 7/01/29	7/28 at 100.00	A+	1,692,713
34,110	Total Montana			35,504,485
	Nebraska – 1.0%
8,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	No Opt. Call	A	8,949,360
4,590	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	BBB+	4,821,336
1,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/22	No Opt. Call	A	1,103,010
1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	11/21 at 100.00	A-	1,027,000
2,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.150%, 9/01/34	3/28 at 100.00	AA+	2,109,420
1,730	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/24	1/22 at 100.00	A+	1,868,538
1,645	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 5.000%, 12/15/22	6/22 at 100.00	AA	1,806,572
2,500	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/20	No Opt. Call	A2	2,521,825
3,130	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	3,290,162
29,505	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc Project, Series 2012, 2.375%, 9/01/30 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A	29,687,341
55,100	Total Nebraska			57,184,564
	Nevada – 0.4%
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
1,000	5.000%, 7/01/20 (AMT)	No Opt. Call	A+	1,026,270
2,000	5.000%, 7/01/21 (AMT)	No Opt. Call	A+	2,122,720

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 10,280	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2018A, 5.000%, 7/01/21	No Opt. Call	A+	$10,936,584
3,840	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.600%, 1/01/36 (Mandatory Put 5/21/20)	No Opt. Call	A+	3,842,150
5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	AA+	5,306,450
22,120	Total Nevada			23,234,174
	New Hampshire – 0.2%
10,055	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	10,521,451
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016:
600	5.000%, 10/01/19	No Opt. Call	A-	600,000
1,265	5.000%, 10/01/20	No Opt. Call	A-	1,306,100
1,185	5.000%, 10/01/21	No Opt. Call	A-	1,263,400
13,105	Total New Hampshire			13,690,951
	New Jersey – 4.5%
3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	10/19 at 100.00	Baa2	3,903,576
1,950	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	2,125,461
	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
3,640	2.000%, 2/01/26 – BAM Insured	No Opt. Call	AA	3,678,620
3,975	2.000%, 2/01/27 – BAM Insured	No Opt. Call	AA	3,990,860
	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,449,292
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA	956,598
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	11,243,539
2,825	5.000%, 6/15/21	No Opt. Call	BBB+	2,978,595
1,425	5.000%, 6/15/22	No Opt. Call	BBB+	1,544,344
520	5.000%, 6/15/22	No Opt. Call	AA	564,990
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,098,669
4,520	5.000%, 6/15/24	6/22 at 100.00	BBB+	4,877,396
8,600	5.000%, 6/15/25	6/22 at 100.00	BBB+	9,260,824
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,451,500
775	4.250%, 6/15/27	6/22 at 100.00	BBB+	816,261
5,740	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	5,893,315
25,320	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	A-	26,746,529

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 17,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22	No Opt. Call	A-	$18,466,080
	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B:
5,000	5.000%, 11/01/20	No Opt. Call	A-	5,178,600
5,000	5.000%, 11/01/21	No Opt. Call	A-	5,344,550
1,055	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – AGC Insured	No Opt. Call	AA	1,106,938
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
575	4.000%, 6/15/20	No Opt. Call	A+	584,798
14,500	3.000%, 6/15/21	No Opt. Call	A+	14,854,235
2,100	5.000%, 6/15/21	No Opt. Call	A+	2,221,611
14,880	3.000%, 6/15/22	No Opt. Call	A+	15,420,739
1,165	5.000%, 6/15/22	No Opt. Call	A+	1,268,697
3,525	5.000%, 6/15/24	No Opt. Call	A+	4,039,932
5,045	5.000%, 6/15/28	6/26 at 100.00	A+	5,971,161
2,715	5.000%, 6/15/29	6/26 at 100.00	A+	3,203,103
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
1,340	5.000%, 6/15/31 (WI/DD, Settling 10/03/19)	12/28 at 100.00	A-	1,596,918
7,780	5.000%, 6/15/32 (DD1, Settling 10/03/19)	12/28 at 100.00	A-	9,230,970
1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,149,199
1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2	1,916,614
4,215	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	4,559,661
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
2,345	5.000%, 6/01/22	No Opt. Call	A	2,553,986
1,325	5.000%, 6/01/23	No Opt. Call	A	1,482,728
6,250	5.000%, 6/01/24	No Opt. Call	A	7,175,312
2,040	5.000%, 6/01/25	No Opt. Call	A	2,396,674
5,000	5.000%, 6/01/26	No Opt. Call	A	5,996,950
5,905	5.000%, 6/01/29	6/28 at 100.00	A-	7,278,562
2,005	4.000%, 6/01/37	6/28 at 100.00	A-	2,163,255
13,725	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27	No Opt. Call	BBB+	14,037,793
6,795	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Refunding Regional Schools Series 2019, 2.250%, 7/15/28	7/26 at 100.00	AA-	6,877,899

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017:
$ 6,695	3.000%, 3/01/28	9/25 at 100.00	Aaa	$7,180,722
6,105	3.000%, 3/01/29	9/25 at 100.00	Aaa	6,541,080
236,010	Total New Jersey			253,379,136
	New Mexico – 1.5%
11,060	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016A, 1.875%, 4/01/33 (Mandatory Put 10/01/21)	No Opt. Call	BBB+	11,094,065
26,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B, 1.875%, 4/01/33 (Mandatory Put 10/01/21)	No Opt. Call	BBB+	26,080,080
4,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010B, 2.125%, 6/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB+	4,036,800
7,285	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company - Four Corners Project, Refunding Series 2005A, 1.875%, 4/01/29 (Mandatory Put 4/01/20)	No Opt. Call	A-	7,289,517
11,120	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company - Four Corners Project, Refunding Series 2005B, 1.875%, 4/01/29 (Mandatory Put 4/01/20)	No Opt. Call	A-	11,126,894
2,440	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34	1/29 at 100.00	Aaa	2,510,248
6,315	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	No Opt. Call	Aa2	7,365,753
	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
1,305	5.000%, 6/15/20	No Opt. Call	A+	1,338,082
1,455	5.000%, 6/15/21	No Opt. Call	A+	1,544,322
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,648,603
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,756,775
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,875,087
1,690	5.000%, 6/15/25	No Opt. Call	A+	2,006,892
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,088,099
79,130	Total New Mexico			81,761,217
	New York – 5.8%
1,275	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA	1,382,725
500	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	595,100
355	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A-	402,187

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
$ 1,500	4.000%, 12/01/19, 144A	No Opt. Call	BBB-	$1,505,085
1,000	4.000%, 12/01/20, 144A	No Opt. Call	BBB-	1,023,850
1,200	4.000%, 12/01/21, 144A	No Opt. Call	BBB-	1,252,944
1,000	5.000%, 12/01/22, 144A	No Opt. Call	BBB-	1,094,000
2,000	5.000%, 12/01/23, 144A	No Opt. Call	BBB-	2,244,080
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2020A Forward Delivery:
1,780	5.000%, 7/01/22 (WI/DD, Settling 4/03/20)	No Opt. Call	A1	1,916,134
1,000	5.000%, 7/01/24 (WI/DD, Settling 4/03/20)	No Opt. Call	A1	1,138,940
1,000	5.000%, 7/01/25 (WI/DD, Settling 4/03/20)	No Opt. Call	A1	1,168,620
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A:
5	5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (5)	5,427
12,280	5.000%, 12/15/21	No Opt. Call	AA+	13,277,750
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	502,393
640	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	613,408
1,315	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,235,521
1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A	1,071,480
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Refunding Green Series 2016B-2, 5.000%, 11/15/32	11/26 at 100.00	AA	6,130,750
25,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-1, Subseries A-J, 5.000%, 5/15/20	No Opt. Call	N/R	25,546,500
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E, 5.000%, 5/15/21	No Opt. Call	N/R	10,557,700
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019A, 4.000%, 2/03/20	No Opt. Call	N/R	10,087,400
15,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	16,311,150
14,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	15,337,000
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
2,010	5.000%, 7/01/23	No Opt. Call	A-	2,253,672
1,030	5.000%, 7/01/24	No Opt. Call	A-	1,185,355
650	5.000%, 7/01/25	7/24 at 100.00	A-	748,319
1,000	5.000%, 7/01/26	7/24 at 100.00	A-	1,149,360
1,500	5.000%, 7/01/27	7/24 at 100.00	A-	1,716,630

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018C-2A:
$ 3,500	2.200%, 11/01/21	11/20 at 100.00	AA+	$3,526,985
34,500	2.350%, 7/01/22	3/21 at 100.00	AA+	34,918,140
13,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018L-2, 2.750%, 5/01/50 (Mandatory Put 12/29/23)	12/22 at 100.00	AA+	13,489,840
3,730	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A, 3.450%, 11/01/34	2/27 at 100.00	AA+	3,983,006
5,510	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B, 2.550%, 11/01/34	5/27 at 100.00	AA+	5,519,863
13,495	New York City, New York, General Obligation Bonds, Fiscal 2008 Series J-4, 5.000%, 8/01/24	No Opt. Call	Aa1	15,845,154
14,290	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory Put 5/01/20) (AMT)	No Opt. Call	A-	14,345,302
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 2.875%, 5/15/32 (Mandatory Put 7/01/25)	No Opt. Call	A1	5,367,700
50,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004B, 3.000%, 5/15/32 (Mandatory Put 7/01/25) (AMT)	No Opt. Call	A1	53,168,000
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
5,000	2.550%, 11/01/22	9/20 at 100.00	Aa2	5,049,200
5,250	2.650%, 5/01/23	4/21 at 100.00	Aa2	5,332,163
3,000	2.700%, 11/01/23	8/22 at 100.00	Aa2	3,097,380
9,100	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.500%, 11/01/34	5/28 at 100.00	Aa2	9,737,910
5,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2018J, 2.500%, 5/01/22	6/20 at 100.00	Aa2	5,034,200
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E:
4,000	1.950%, 5/01/22	11/20 at 100.00	Aa2	4,022,680
2,250	2.100%, 5/01/23	9/20 at 100.00	Aa2	2,262,848
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	A-	575,385
500	5.000%, 7/01/27	7/24 at 100.00	A-	572,455

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
$ 1,285	5.000%, 6/01/20	No Opt. Call	A	$1,315,519
3,000	5.000%, 6/01/21	No Opt. Call	A	3,174,660
2,500	5.000%, 6/01/22	No Opt. Call	A	2,728,300
3,335	5.000%, 6/01/23	No Opt. Call	A	3,744,271
1,900	5.000%, 6/01/26	No Opt. Call	A	2,275,858
	Yonkers, New York, General Obligation Bonds, Refunding Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,532,598
2,510	3.000%, 8/15/23	No Opt. Call	A	2,624,807
308,150	Total New York			325,697,704
	North Carolina – 0.4%
1,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34	7/28 at 100.00	AA+	996,300
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
3,005	5.000%, 1/01/26	No Opt. Call	A	3,645,907
2,800	5.000%, 1/01/27	1/26 at 100.00	A	3,393,936
13,655	Wake County, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/23	No Opt. Call	AAA	15,367,883
235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/20	No Opt. Call	AA+	240,821
20,695	Total North Carolina			23,644,847
	North Dakota – 0.6%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
1,115	5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (5)	1,184,621
100	5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	106,244
1,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 4.500%, 12/01/32	12/21 at 100.00	A-	1,045,410
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A:
790	5.000%, 12/01/22	No Opt. Call	A-	867,325
910	5.000%, 12/01/23	No Opt. Call	A-	1,025,333
1,740	5.000%, 12/01/25	No Opt. Call	A-	2,051,408
2,350	5.000%, 12/01/26	No Opt. Call	A-	2,828,154
	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C:
3,640	2.800%, 7/01/32	7/28 at 100.00	Aa1	3,722,701
1,300	3.000%, 7/01/34	7/28 at 100.00	Aa1	1,339,403

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
$ 2,105	4.000%, 7/15/20	No Opt. Call	BBB+	$2,134,975
2,185	4.000%, 7/15/21	No Opt. Call	BBB+	2,250,747
2,275	4.000%, 7/15/22	No Opt. Call	BBB+	2,377,489
2,365	5.000%, 7/15/23	7/22 at 100.00	BBB+	2,551,598
2,485	5.000%, 7/15/24	7/22 at 100.00	BBB+	2,680,346
5,485	5.000%, 7/15/25	7/22 at 100.00	BBB+	5,914,640
	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014:
800	4.000%, 5/01/20	No Opt. Call	A+	811,320
800	4.000%, 5/01/21	No Opt. Call	A+	829,584
31,445	Total North Dakota			33,721,298
	Ohio – 6.0%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	AA-	2,145,980
2,655	5.000%, 11/15/22	5/22 at 100.00	AA-	2,889,224
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/21	No Opt. Call	AA-	6,379,920
20,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017B, 5.000%, 8/01/47 (Mandatory Put 5/05/22)	No Opt. Call	AA-	21,788,800
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
65,555	5.125%, 6/01/24	10/19 at 100.00	B-	65,555,656
8,880	5.375%, 6/01/24	10/19 at 100.00	B-	8,880,710
5,630	5.875%, 6/01/30	10/19 at 100.00	B-	5,643,456
8,895	5.750%, 6/01/34	10/19 at 100.00	B-	8,908,165
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
1,000	5.000%, 12/01/21	No Opt. Call	A-	1,076,050
1,000	5.000%, 12/01/22	No Opt. Call	A-	1,107,970
1,225	5.000%, 12/01/24	No Opt. Call	A-	1,430,959
1,000	5.000%, 12/01/25	No Opt. Call	A-	1,193,730
	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
725	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	731,438
950	5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA	992,598
	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA+	1,478,894
1,540	5.000%, 12/01/20	12/19 at 100.00	AA+	1,549,317
1,620	5.000%, 12/01/21 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (5)	1,629,963
5,255	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/30	10/28 at 100.00	AAA	6,794,505

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 5,515	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014, 5.000%, 12/01/20	No Opt. Call	AA-	$5,734,166
1,000	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/21	No Opt. Call	Ba2	1,046,270
1,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/23	No Opt. Call	Aa1	1,140,980
4,000	Franklin County, Ohio, Revenue Bonds, CHE Trinity Health Credit Group, Series 2013, 1.250%, 12/01/46 (Mandatory Put 2/03/20)	No Opt. Call	AA-	3,999,440
	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Refunding Series 2014S:
1,170	5.000%, 5/15/21	No Opt. Call	AA	1,240,691
340	5.000%, 5/15/22	No Opt. Call	AA	372,110
1,040	5.000%, 5/15/23	No Opt. Call	AA	1,173,702
1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 5.000%, 2/01/20	No Opt. Call	A	1,618,832
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
2,600	5.000%, 1/01/20	No Opt. Call	AA	2,623,140
1,700	5.000%, 1/01/23	No Opt. Call	AA	1,895,092
1,485	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	1,518,457
10,000	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2011A, 5.750%, 11/15/21	11/20 at 100.00	A	10,420,000
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
270	5.000%, 2/15/20	No Opt. Call	BB+	272,727
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,074,500
5,120	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (7)	No Opt. Call	N/R	4,236,800
4,385	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (7)	No Opt. Call	N/R	3,628,587
3,820	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18 (7)	No Opt. Call	N/R	4,087,400
35,230	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	29,152,825
1,015	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	839,913
35	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34 (7)	No Opt. Call	N/R	28,963

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	$2,089,438
5,860	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	5,905,239
5,090	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	5,129,600
1,665	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2014A, 2.400%, 12/01/38 (Mandatory Put 10/01/29)	10/24 at 100.00	BBB+	1,676,588
5,860	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	5,887,835
1,040	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	1,128,608
3,250	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34	3/28 at 100.00	Aaa	3,485,722
5,000	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34	9/28 at 100.00	Aaa	5,120,350
6,460	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	6,927,123
12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	13,070,662
17,500	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018C, 5.000%, 1/15/42 (Mandatory Put 9/15/21)	No Opt. Call	A	18,660,250
26,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	29,338,400
5,380	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory Put 7/01/21) (7)	No Opt. Call	N/R	4,451,950
3,315	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19 (7)	No Opt. Call	N/R	2,743,162
2,245	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	1,857,738
1,175	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory Put 4/01/20) (7)	No Opt. Call	N/R	972,313
7,135	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	5,904,212
120	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (7)	No Opt. Call	N/R	99,300
5,240	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2019, 5.000%, 12/01/29	9/29 at 100.00	AAA	6,909,516

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc, Series 2007A, 6.100%, 7/01/17 (AMT) (7)	No Opt. Call	N/R	$ 10
337,210	Total Ohio			338,639,946
	Oklahoma – 2.8%
4,185	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012, 4.500%, 9/01/20	No Opt. Call	AA-	4,307,411
3,795	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017, 4.000%, 9/01/24	No Opt. Call	AA-	4,238,560
6,505	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/23	No Opt. Call	A+	7,323,784
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Noble Public Schools Project, Series 2017:
1,315	4.000%, 9/01/20	No Opt. Call	A	1,346,047
1,250	5.000%, 9/01/29	9/27 at 100.00	A	1,516,062
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019:
1,200	5.000%, 6/01/20	No Opt. Call	A+	1,228,668
2,090	5.000%, 6/01/21	No Opt. Call	A+	2,215,066
2,850	5.000%, 6/01/22	No Opt. Call	A+	3,117,330
3,935	5.000%, 6/01/24	No Opt. Call	A+	4,547,365
3,200	5.000%, 6/01/25	No Opt. Call	A+	3,792,416
1,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A, 5.000%, 12/01/24	No Opt. Call	A	1,162,200
2,150	Creek County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Sapulpa Public Schools Project, Series 2015, 5.000%, 9/01/20	No Opt. Call	A+	2,220,606
1,955	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A, 5.000%, 9/01/26	No Opt. Call	A	2,387,857
	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018:
385	5.000%, 9/01/24	No Opt. Call	A-	440,305
310	5.000%, 9/01/25	No Opt. Call	A-	361,931
200	5.000%, 9/01/26	No Opt. Call	A-	238,080
450	5.000%, 9/01/27	No Opt. Call	A-	545,468
500	5.000%, 9/01/29	9/28 at 100.00	A-	614,570
350	5.000%, 9/01/30	9/28 at 100.00	A-	428,215
1,100	5.000%, 9/01/31	9/28 at 100.00	A-	1,340,020
300	5.000%, 9/01/32	9/28 at 100.00	A-	364,236
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018:
1,305	5.000%, 9/01/31	9/28 at 100.00	A-	1,598,012
1,000	5.000%, 9/01/32	9/28 at 100.00	A-	1,220,420
1,195	5.000%, 9/01/33	9/28 at 100.00	A-	1,455,211

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
$ 615	4.000%, 9/01/25	No Opt. Call	A+	$698,948
660	4.000%, 9/01/27	No Opt. Call	A+	772,022
650	4.000%, 9/01/29	No Opt. Call	A+	773,455
	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2016:
5,015	5.000%, 9/01/20	No Opt. Call	A-	5,177,386
4,395	5.000%, 9/01/21	No Opt. Call	A-	4,675,489
	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016:
1,035	5.000%, 9/01/21	No Opt. Call	A-	1,101,054
1,000	5.000%, 9/01/27	9/26 at 100.00	A-	1,198,610
1,030	5.000%, 9/01/28	9/26 at 100.00	A-	1,234,465
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2018:
1,500	5.000%, 10/01/21	No Opt. Call	A+	1,607,535
425	5.000%, 10/01/22	No Opt. Call	A+	469,880
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Western Heights Public Schools Project, Series 2018A:
1,275	5.000%, 9/01/23	No Opt. Call	A+	1,449,114
3,000	5.000%, 9/01/24	No Opt. Call	A+	3,501,450
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
575	5.000%, 8/15/22	No Opt. Call	Baa3	624,197
2,295	5.000%, 8/15/24	No Opt. Call	Baa3	2,619,559
1,850	5.000%, 8/15/25	No Opt. Call	Baa3	2,161,114
1,000	5.000%, 8/15/26	No Opt. Call	Baa3	1,193,560
3,650	5.000%, 8/15/27	No Opt. Call	Baa3	4,438,655
1,000	5.000%, 8/15/28	No Opt. Call	Baa3	1,238,220
1,970	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A-	2,003,254
	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
685	5.000%, 9/01/20	No Opt. Call	A-	705,906
745	5.000%, 9/01/21	No Opt. Call	A-	792,546
	Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Verdigris Public Schools Project, Series 2018:
1,675	3.000%, 9/01/20	No Opt. Call	A+	1,698,634
1,780	3.000%, 9/01/22	No Opt. Call	A+	1,854,778
5,245	4.000%, 9/01/24	No Opt. Call	A+	5,837,003

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017:
$ 765	3.000%, 4/01/21	No Opt. Call	N/R	$779,642
800	3.000%, 4/01/22	No Opt. Call	N/R	825,336
825	3.000%, 4/01/23	No Opt. Call	N/R	861,069
850	3.000%, 4/01/24	No Opt. Call	N/R	893,197
725	4.000%, 4/01/25	No Opt. Call	N/R	802,967
770	4.000%, 4/01/26	4/25 at 100.00	N/R	850,426
715	4.000%, 4/01/27	4/25 at 100.00	N/R	787,172
	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A:
175	4.000%, 10/01/19	No Opt. Call	AA-	175,000
645	5.000%, 10/01/21	No Opt. Call	AA-	692,562
	Texas County Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, Series 2018:
1,370	5.000%, 12/01/19	No Opt. Call	A	1,377,713
1,000	4.000%, 12/01/21	No Opt. Call	A	1,051,960
850	4.000%, 12/01/23	No Opt. Call	A	929,526
1,100	5.000%, 12/01/25	No Opt. Call	A	1,308,846
1,610	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA-	1,730,991
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
1,065	5.000%, 9/01/22	No Opt. Call	AA-	1,176,974
6,340	5.000%, 9/01/23	No Opt. Call	AA-	7,218,724
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A:
6,765	5.000%, 9/01/27	No Opt. Call	AA-	8,463,353
10,000	5.000%, 9/01/28	No Opt. Call	AA-	12,775,700
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A:
570	5.000%, 9/01/22	No Opt. Call	A+	626,487
765	5.000%, 9/01/23	No Opt. Call	A+	864,159
600	5.000%, 9/01/24	No Opt. Call	A+	695,964
1,280	5.000%, 9/01/25	No Opt. Call	A+	1,521,946
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
2,100	5.000%, 9/01/21	No Opt. Call	AA-	2,247,210
2,000	5.000%, 9/01/22	No Opt. Call	AA-	2,210,280

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2018:
$ 1,650	5.000%, 9/01/21	No Opt. Call	A+	$1,763,388
1,500	5.000%, 9/01/22	No Opt. Call	A+	1,648,650
1,000	5.000%, 9/01/23	No Opt. Call	A+	1,129,620
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Sand Springs Public Schools Project, Series 2019:
325	5.000%, 9/01/21	No Opt. Call	A	347,207
675	5.000%, 9/01/25	No Opt. Call	A	800,496
500	4.000%, 9/01/26	No Opt. Call	A	573,875
625	5.000%, 9/01/26	No Opt. Call	A	757,913
975	5.000%, 9/01/27	No Opt. Call	A	1,205,080
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
1,200	5.000%, 3/01/23	No Opt. Call	A-	1,328,856
1,200	5.000%, 3/01/25	No Opt. Call	A-	1,396,692
1,625	5.000%, 3/01/27	No Opt. Call	A-	1,972,409
140,555	Total Oklahoma			159,628,064
	Oregon – 1.1%
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
1,800	0.000%, 6/15/21	No Opt. Call	AA+	1,850,904
1,745	0.000%, 6/15/22	No Opt. Call	AA+	1,855,092
1,785	0.000%, 6/15/23	No Opt. Call	AA+	1,958,752
2,315	0.000%, 6/15/24	No Opt. Call	AA+	2,613,496
1,305	0.000%, 6/15/25	No Opt. Call	AA+	1,512,143
1,085	0.000%, 6/15/26	No Opt. Call	AA+	1,290,879
1,000	0.000%, 6/15/27	No Opt. Call	AA+	1,218,160
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	13,303,481
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	6,016,800
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
2,330	5.000%, 6/15/27	No Opt. Call	AA+	2,940,646
2,000	5.000%, 6/15/28	6/27 at 100.00	AA+	2,516,700
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
1,400	4.000%, 6/15/23	No Opt. Call	Aa1	1,539,972
1,000	5.000%, 6/15/25	No Opt. Call	Aa1	1,202,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$ 7,500	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	$8,107,125
11,400	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	11,761,608
52,710	Total Oregon			59,688,408
	Pennsylvania – 6.0%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,170	5.000%, 4/01/22	No Opt. Call	A	1,266,724
1,405	5.000%, 4/01/23	No Opt. Call	A	1,565,999
2,415	5.000%, 4/01/24	No Opt. Call	A	2,763,388
2,520	5.000%, 4/01/25	No Opt. Call	A	2,959,186
2,000	5.000%, 4/01/26	No Opt. Call	A	2,406,400
4,245	5.000%, 4/01/27	No Opt. Call	A	5,220,756
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/23, 144A	No Opt. Call	Ba3	1,087,960
	Allentown School District, Lehigh County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
1,750	4.000%, 2/15/20 – AGM Insured	No Opt. Call	AA	1,766,345
1,650	4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,705,226
5,055	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory Put 6/01/20) (7)	No Opt. Call	N/R	4,183,012
4,865	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	4,025,787
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
2,370	5.000%, 11/01/25	No Opt. Call	A	2,831,084
3,950	5.000%, 11/01/27	No Opt. Call	A	4,918,421
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/25	No Opt. Call	A+	1,188,850
	Commonwealth Financing Authority, Pennsylvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
1,500	5.000%, 6/01/24 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	1,696,605
2,820	5.000%, 6/01/25 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	3,269,508
3,000	5.000%, 6/01/26 (WI/DD, Settling 3/03/20)	No Opt. Call	A1	3,560,910

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
$ 2,000	5.000%, 6/01/21	No Opt. Call	A1	$2,111,340
2,000	5.000%, 6/01/22	No Opt. Call	A1	2,176,080
2,515	5.000%, 6/01/23	No Opt. Call	A1	2,814,360
3,175	5.000%, 6/01/24	No Opt. Call	A1	3,647,472
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,505	5.000%, 1/01/23	No Opt. Call	A+	9,509,781
6,665	5.000%, 1/01/24	No Opt. Call	A+	7,685,012
13,475	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	13,512,999
9,025	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	9,093,048
	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2019:
2,660	4.000%, 11/15/29	11/27 at 100.00	Aaa	3,170,507
4,480	4.000%, 11/15/30	11/27 at 100.00	Aaa	5,308,710
375	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19 (ETM)	No Opt. Call	N/R (5)	379,579
1,400	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/20	No Opt. Call	A+	1,434,762
3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	3,781,200
1,235	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.000%, 1/15/20	No Opt. Call	Ba1	1,244,719
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Exelon Generation Company, LLC Project, Refunding Series 2001B, 2.500%, 10/01/30 (Mandatory Put 4/01/20)	No Opt. Call	BBB+	5,029,950
6,250	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1994A, 2.550%, 6/01/29 (Mandatory Put 6/01/20)	No Opt. Call	BBB+	6,296,875
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory Put 9/01/20)	No Opt. Call	BBB+	5,053,350
7,500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory Put 4/01/20)	No Opt. Call	BBB+	7,541,100
504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.500%, 12/31/23	10/19 at 100.00	N/R	126,042

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 122	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	$30,476
5,945	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (7)	No Opt. Call	N/R	4,919,487
3,565	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	2,950,037
8,750	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2009, 2.800%, 12/01/33 (Mandatory Put 12/01/21)	No Opt. Call	A-	8,963,850
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
335	5.000%, 1/01/20	10/19 at 100.00	Aaa	339,827
165	5.000%, 7/01/20	10/19 at 100.00	Aaa	167,378
3,890	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-3, 2.850%, 5/01/34 (Mandatory Put 5/01/21)	No Opt. Call	A-	3,948,467
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14:
1,850	2.200%, 11/01/31 (Mandatory Put 11/01/21)	No Opt. Call	A-	1,853,053
3,500	2.720%, 11/01/31 (Mandatory Put 5/01/21)	5/20 at 100.00	A-	3,502,170
5,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.200%, 10/01/32	10/26 at 100.00	AA+	5,249,700
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A:
3,390	3.000%, 4/01/27 (AMT)	No Opt. Call	AA+	3,555,161
3,345	3.050%, 10/01/27 (AMT)	4/27 at 100.00	AA+	3,513,922
8,750	3.400%, 10/01/32 (AMT)	4/27 at 100.00	AA+	9,145,150
1,025	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32 (AMT)	10/27 at 100.00	AA+	1,091,594
2,555	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 2.950%, 10/01/34	10/28 at 100.00	AA+	2,647,006
7,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 2.500%, 10/01/34	10/28 at 100.00	AA+	6,999,440
4,505	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery, 5.000%, 12/01/23	No Opt. Call	A1	5,167,640

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
$ 2,390	5.000%, 6/01/21	No Opt. Call	A3	$2,530,150
15,000	5.000%, 6/01/22	No Opt. Call	A3	16,357,500
23,660	5.000%, 6/01/23	No Opt. Call	A3	26,575,149
12,485	5.000%, 6/01/24	No Opt. Call	A3	14,397,577
8,095	5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	9,390,443
5,630	5.000%, 6/01/25	No Opt. Call	A3	6,638,840
4,265	5.000%, 6/01/29	6/26 at 100.00	A3	5,080,852
17,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/20	No Opt. Call	A3	17,924,025
3,475	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Fourteeth Series 2016, 5.000%, 10/01/20	No Opt. Call	A	3,602,324
515	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	N/R (5)	532,778
	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
2,300	5.000%, 12/01/19	No Opt. Call	A+	2,313,018
3,305	5.000%, 12/01/20	No Opt. Call	A+	3,432,441
1,675	5.000%, 12/01/21	No Opt. Call	A+	1,797,543
1,500	5.000%, 12/01/22	No Opt. Call	A+	1,658,520
2,285	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	10/19 at 100.00	N/R	2,284,749
2,035	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	2,049,835
2,515	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/23	No Opt. Call	AA-	2,839,259
1,180	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5337 State of Good Repair Formula Program Funds, Refunding Series 2017, 5.000%, 6/01/24	No Opt. Call	AA-	1,369,992
	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5:
1,045	5.000%, 11/01/21	No Opt. Call	A-	1,114,785
2,410	5.000%, 11/01/22	No Opt. Call	A-	2,642,228
2,530	5.000%, 11/01/23	No Opt. Call	A-	2,839,292
2,665	5.000%, 11/01/24	No Opt. Call	A-	3,065,523
2,550	5.000%, 11/01/25	No Opt. Call	A-	2,996,071
3,270	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32	1/22 at 100.00	AA	3,553,345
315,901	Total Pennsylvania			337,363,644

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico – 0.5%
$ 7,225	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	Ca	$7,803,000
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
8,005	5.250%, 7/01/24	7/22 at 100.00	Ca	8,445,275
4,215	4.250%, 7/01/25	7/22 at 100.00	Ca	4,320,375
1,000	5.250%, 7/01/29	7/22 at 100.00	Ca	1,051,250
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
3,471	0.000%, 7/01/24	No Opt. Call	N/R	3,033,237
751	0.000%, 7/01/27	No Opt. Call	N/R	598,584
2,961	0.000%, 7/01/29	7/28 at 98.64	N/R	2,201,267
821	0.000%, 7/01/31	7/28 at 91.88	N/R	565,891
195	0.000%, 7/01/33	7/28 at 86.06	N/R	123,000
1,627	4.500%, 7/01/34	7/25 at 100.00	N/R	1,742,094
30,271	Total Puerto Rico			29,883,973
	Rhode Island – 0.1%
	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
1,165	5.000%, 7/01/20	No Opt. Call	A	1,192,424
1,360	5.000%, 7/01/21	No Opt. Call	A	1,437,153
4,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34	10/28 at 100.00	AA+	4,102,480
6,525	Total Rhode Island			6,732,057
	South Carolina – 0.8%
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,375	5.000%, 12/01/21	No Opt. Call	AA	3,642,199
4,910	5.000%, 12/01/22	No Opt. Call	AA	5,469,200
1,745	Greenwood Fifty School Facilities, Inc, South Carolina, Installment Purchase Revenue Bonds, Greenwood School District 50 Project, Refunding Series 2016, 5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,755,383
	Kershaw County Public Schools Foundation, South Carolina, Installment Purchase Revenue Bonds, Kershaw County School District, Refunding Series 2015:
1,075	5.000%, 12/01/19	No Opt. Call	A1	1,081,396
600	5.000%, 12/01/20	No Opt. Call	A1	625,266
1,040	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/22	11/21 at 100.00	A1	1,116,097
350	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26	No Opt. Call	A1	429,898
730	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R (5)	773,931

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 3,620	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	1/24 at 100.30	Aa2	$3,943,266
7,500	Richland County, South Carolina, General Obligation Bonds, Transporatation Sales & Use Tax, Anticipation Note Series 2019, 3.000%, 2/27/20	No Opt. Call	N/R	7,548,000
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
1,020	5.000%, 8/01/22	No Opt. Call	Baa3	1,060,402
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,110,772
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	1,661,570
2,850	5.250%, 8/01/25 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	3,265,843
3,500	5.250%, 8/01/26 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	4,010,685
2,000	5.000%, 8/01/27 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	2,273,200
1,750	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	A	1,882,685
1,425	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2015C, 5.000%, 12/01/19 (ETM)	No Opt. Call	A (5)	1,433,650
1,240	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22	No Opt. Call	A	1,374,701
	Sumter Two School Facilities, Inc, South Carolina, Installment Purchase Revenue Refunding Bonds, Sumter County School District 2 Project, Series 2016:
1,500	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,507,965
1,000	5.000%, 12/01/20 – BAM Insured	No Opt. Call	AA	1,036,900
43,715	Total South Carolina			47,003,009
	South Dakota – 0.2%
455	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA+	466,148
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
400	4.000%, 11/01/19	No Opt. Call	A+	400,836
320	4.000%, 11/01/20	No Opt. Call	A+	328,960
525	4.000%, 11/01/21	No Opt. Call	A+	552,578
650	5.000%, 11/01/24	No Opt. Call	A+	760,396
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
650	5.000%, 11/01/20	No Opt. Call	A+	675,142
800	5.000%, 11/01/21	No Opt. Call	A+	858,368
1,130	5.000%, 11/01/22	No Opt. Call	A+	1,250,356
4,500	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018A, 3.550%, 11/01/33	5/27 at 100.00	AAA	4,795,020
9,430	Total South Dakota			10,087,804

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – 1.2%
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
$ 1,000	5.000%, 8/01/25	No Opt. Call	BBB+	$1,176,180
1,750	5.000%, 8/01/26	No Opt. Call	BBB+	2,099,405
1,510	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 4.000%, 9/01/20	No Opt. Call	AA+	1,547,327
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
2,500	5.000%, 1/01/20	No Opt. Call	A+	2,521,050
1,500	4.000%, 1/01/21	No Opt. Call	A+	1,545,375
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019:
2,325	5.000%, 11/15/32	2/29 at 100.00	A	2,890,487
2,810	5.000%, 11/15/33	2/29 at 100.00	A	3,469,226
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,070	4.000%, 11/01/19	No Opt. Call	A	1,072,268
810	4.000%, 11/01/20	No Opt. Call	A	832,591
500	4.000%, 11/01/21	No Opt. Call	A	526,160
1,030	5.000%, 11/01/22	11/21 at 100.00	A	1,100,534
	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
2,615	5.000%, 7/01/21	No Opt. Call	AA-	2,779,222
1,870	5.000%, 7/01/22	No Opt. Call	AA-	2,053,428
2,275	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.850%, 7/01/32	1/25 at 100.00	AA+	2,424,081
5,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.400%, 7/01/34	7/28 at 100.00	AA+	5,433,450
5,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 2.800%, 7/01/34	7/28 at 100.00	AA+	5,136,950
8,680	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	No Opt. Call	A	9,609,021
21,600	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	No Opt. Call	A	23,104,872
63,845	Total Tennessee			69,321,627
	Texas – 5.8%
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
1,040	5.000%, 1/01/21	No Opt. Call	A-	1,082,484
1,430	5.000%, 1/01/22	No Opt. Call	A-	1,533,303
2,500	5.000%, 1/01/23	No Opt. Call	A-	2,757,525
3,560	5.000%, 1/01/24	No Opt. Call	A-	4,025,968

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
$ 1,000	5.000%, 9/01/21	No Opt. Call	AA	$1,069,310
650	5.000%, 9/01/22	No Opt. Call	AA	713,830
5,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2019, 5.000%, 12/01/24	No Opt. Call	AA+	5,905,950
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016:
9,690	1.350%, 11/01/20 (AMT), 144A	No Opt. Call	A+	9,683,798
30,640	1.600%, 11/01/21 (AMT), 144A	No Opt. Call	A+	30,603,845
	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	2,697,373
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,202,900
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014A, 5.250%, 11/01/26 (AMT)	11/23 at 100.00	A+	1,144,730
	El Paso, El Paso County, Texas, Water and Sewer Revenue Bonds, Refunding Series 2019B:
2,525	5.000%, 3/01/23 (WI/DD, Settling 12/04/19)	No Opt. Call	AA+	2,797,902
2,660	5.000%, 3/01/24 (WI/DD, Settling 12/04/19)	No Opt. Call	AA+	3,033,278
3,000	5.000%, 3/01/25 (WI/DD, Settling 12/04/19)	No Opt. Call	AA+	3,512,010
3,945	5.000%, 3/01/26 (WI/DD, Settling 12/04/19)	No Opt. Call	AA+	4,729,305
4,160	5.000%, 3/01/27 (WI/DD, Settling 12/04/19)	No Opt. Call	AA+	5,100,992
1,020	5.000%, 3/01/28 (WI/DD, Settling 12/04/19)	No Opt. Call	AA+	1,273,317
18,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	20,017,260
3,020	Harris County Cultural Educaion Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,537,568
17,500	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B, 5.000%, 10/01/41 (Mandatory Put 10/01/24)	No Opt. Call	AA	20,463,100
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
825	5.000%, 11/15/19	No Opt. Call	A3	828,267
575	5.000%, 11/15/20	No Opt. Call	A3	595,551
480	5.000%, 11/15/21	No Opt. Call	A3	512,227
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
11,635	5.000%, 11/15/22 – AGM Insured	No Opt. Call	AA	12,893,093
8,630	5.000%, 11/15/23 – AGM Insured	No Opt. Call	AA	9,841,738
5,205	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	6,095,367

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C:
$ 4,000	5.000%, 7/01/29 (AMT)	7/28 at 100.00	AA	$4,998,040
6,000	5.000%, 7/01/30 (AMT)	7/28 at 100.00	AA	7,453,020
3,000	5.000%, 7/01/31 (AMT)	7/28 at 100.00	AA	3,707,700
2,250	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B, 5.000%, 7/01/20	No Opt. Call	A+	2,312,348
6,500	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2020A, 5.000%, 11/15/32 (WI/DD, Settling 8/19/20)	11/30 at 100.00	AA	8,269,235
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/19 (AMT)	No Opt. Call	A1	1,002,910
1,000	5.000%, 11/01/20 (AMT)	No Opt. Call	A1	1,038,680
1,000	5.000%, 11/01/21 (AMT)	No Opt. Call	A1	1,072,740
1,720	5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,902,096
1,455	5.000%, 11/01/23 (AMT)	No Opt. Call	A1	1,653,738
1,500	5.000%, 11/01/24 (AMT)	No Opt. Call	A1	1,749,960
1,510	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	B1	1,522,020
2,175	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,363,007
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
2,795	5.000%, 8/15/21	No Opt. Call	Aa2	2,981,594
2,010	5.000%, 8/15/22	No Opt. Call	Aa2	2,213,372
6,415	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (5)	7,087,035
7,650	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	8,180,221
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
4,030	5.000%, 1/01/22	No Opt. Call	A+	4,360,178
4,945	5.000%, 1/01/23	No Opt. Call	A+	5,520,845
7,045	5.000%, 1/01/24	No Opt. Call	A+	8,101,116
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A:
5,000	5.000%, 1/01/23	No Opt. Call	A+	5,582,250
3,260	5.000%, 1/01/24	1/23 at 100.00	A+	3,639,627
3,200	5.000%, 1/01/27	1/26 at 100.00	A+	3,872,384
2,470	San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien Series 2015A, 2.250%, 2/01/33 (Mandatory Put 12/01/19)	No Opt. Call	AA+	2,473,236
3,825	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Premium Series 2019A, 3.500%, 7/01/34	7/28 at 100.00	Aaa	4,130,006
6,750	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	7,015,950

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,745	Texas Southmost College District, Texas, General Obligation Bonds, Refunding Limited Tax Series 2014A, 5.000%, 2/15/20	No Opt. Call	AA-	$2,780,411
20,000	Texas State, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2019, 4.000%, 8/27/20	No Opt. Call	N/R	20,480,800
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Taxable Series 2018A:
7,000	5.000%, 10/15/23	No Opt. Call	AAA	8,017,170
13,040	5.000%, 10/15/24	No Opt. Call	AAA	15,368,292
12,540	5.000%, 10/15/25	No Opt. Call	AAA	15,188,323
295,115	Total Texas			327,690,295
	Utah – 0.1%
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
1,090	5.000%, 9/01/20	No Opt. Call	AA-	1,125,904
2,065	5.000%, 9/01/21	No Opt. Call	AA-	2,207,320
3,155	Total Utah			3,333,224
	Vermont – 0.0%
725	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A, 4.000%, 12/01/19	No Opt. Call	A+	728,118
	Virginia – 1.6%
10,225	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	11,599,956
	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding Series 2020 Forward Delivery:
2,160	5.000%, 8/01/24 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	2,471,105
2,095	5.000%, 8/01/25 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	2,459,300
2,045	5.000%, 8/01/26 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	2,458,642
2,850	5.000%, 8/01/27 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	3,504,388
1,600	5.000%, 8/01/29 (WI/DD, Settling 5/05/20)	No Opt. Call	AA+	2,039,328
10,570	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Compnay Project, Sereis 2010A, 2.150%, 12/01/41 (Mandatory Put 9/01/20)	No Opt. Call	A2	10,629,192
21,640	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Metrorail Service District Improvement Silver LIne Phase 2 Project, Series 2018, 2.000%, 4/01/22	4/20 at 100.00	AA+	21,698,861
5,240	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A, 5.000%, 11/01/48 (Mandatory Put 11/01/28)	No Opt. Call	AA	6,670,625
1,000	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014, 5.000%, 10/01/19	No Opt. Call	A	1,000,000
15,005	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory Put 9/01/20)	No Opt. Call	A2	15,089,028

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 11,990	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory Put 6/01/20)	No Opt. Call	A2	$ 12,017,097
86,420	Total Virginia			91,637,522
	Washington – 2.6%
10,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	11,368,500
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa1	6,017,600
10,545	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2017A, 5.000%, 7/01/27	No Opt. Call	Aa1	13,295,558
	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2016:
6,485	5.000%, 12/01/23	No Opt. Call	A2	7,365,533
7,285	5.000%, 12/01/24	No Opt. Call	A2	8,498,025
	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
1,520	5.000%, 12/01/20	No Opt. Call	A1	1,584,007
2,095	5.000%, 12/01/21	No Opt. Call	A1	2,256,650
2,000	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/27	No Opt. Call	BBB+	2,438,560
3,980	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	4,537,399
5,955	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	6,924,593
6,295	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	7,469,521
3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A+	3,118,920
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,500	5.000%, 1/01/21	No Opt. Call	A+	1,563,270
5,730	5.000%, 1/01/22	No Opt. Call	A+	6,163,704
1,950	5.000%, 1/01/24	No Opt. Call	A+	2,223,254
1,310	5.000%, 1/01/25	No Opt. Call	A+	1,534,298
1,065	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21	No Opt. Call	AA-	1,144,119
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B:
10,000	4.000%, 10/01/42 (Mandatory Put 10/01/21)	No Opt. Call	AA-	10,502,200
10,835	5.000%, 10/01/42 (Mandatory Put 10/01/21)	No Opt. Call	AA-	11,591,716

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
$ 1,250	5.000%, 10/01/25	No Opt. Call	AA-	$1,500,450
1,850	5.000%, 10/01/26	No Opt. Call	AA-	2,272,300
3,010	5.000%, 10/01/27	No Opt. Call	AA-	3,769,604
2,100	5.000%, 10/01/28	No Opt. Call	AA-	2,685,459
6,000	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2008, 2.125%, 6/01/20, 144A	10/19 at 100.00	A-	6,004,680
20,175	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C, 5.000%, 7/01/21	No Opt. Call	Aaa	21,488,998
130,935	Total Washington			147,318,918
	West Virginia – 0.5%
3,500	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (AMT)	No Opt. Call	Baa3	3,538,570
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Refunidng Series 2015A, 2.550%, 3/01/40 (Mandatory Put 4/01/24)	No Opt. Call	A-	6,249,060
6,765	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	6,762,497
4,010	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,125,849
4,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,115,560
4,095	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,221,658
1,030	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	Baa1	1,182,121
29,400	Total West Virginia			30,195,315
	Wisconsin – 0.6%
950	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA-	955,519
2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2012A, 5.000%, 7/15/27 – AGM Insured (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (5)	3,031,774
1,710	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconisin, Inc, Series 2010, 5.000%, 12/01/19	No Opt. Call	AA-	1,720,380
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C:
420	5.000%, 8/15/20 (ETM)	No Opt. Call	N/R (5)	433,310
1,480	5.000%, 8/15/21 (ETM)	No Opt. Call	N/R (5)	1,580,226
55	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	60,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 7,285	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 1.375%, 11/15/38 (Mandatory Put 12/03/19)	No Opt. Call	AA+	$7,284,708
6,285	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Hospital Sisters Services, Inc, Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	AA-	6,960,512
3,150	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 3.375%, 8/15/29	8/24 at 100.00	A+	3,327,786
	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C:
1,770	2.200%, 3/01/31	9/28 at 100.00	AA	1,753,751
1,785	2.200%, 9/01/31	9/28 at 100.00	AA	1,762,670
4,930	2.500%, 9/01/34	9/28 at 100.00	AA	4,907,421
	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
670	5.000%, 7/01/25	7/24 at 100.00	A1	776,704
1,000	5.000%, 7/01/26	7/24 at 100.00	A1	1,157,270
725	5.000%, 7/01/27	7/24 at 100.00	A1	837,578
35,060	Total Wisconsin			36,550,289
	Wyoming – 0.3%
16,170	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	16,096,588
2,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.450%, 12/01/34	12/28 at 100.00	AA+	2,469,650
18,670	Total Wyoming			18,566,238
$ 5,182,042	Total Long-Term Investments (cost $5,396,686,219)			5,529,464,753

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.4%
	MUNICIPAL BONDS – 2.4%
	National – 1.3%
$ 12,850	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C Series 2018, Variable Rate Demand Obligations, 2.380%, 11/30/21 (Mandatory Put 11/14/19) (SIFMA reference rate + 0.80% spread), 144A (4), (8)	No Opt. Call	A+	$12,850,000
57,400	JPMorgan Chase Putters / Drivers Trust Various States, Minnesota, Variable Rate Demand Obligations, Series 5027, 1.840%, 6/01/21 (AMT) (Mandatory Put 11/14/19), 144A (8)	No Opt. Call	F1+	57,400,000
70,250	Total National			70,250,000
	Alabama – 0.4%
23,435	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (8)	No Opt. Call	F1	24,457,235

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 0.2%
$ 10,235	Florida Department of Environmental Protection, Everglades Restoration Revenue Bonds, Variable Rate Demand Obligations, Refunding Series 2007B, 1.630%, 7/01/27 – AGC Insured (Mandatory Put 10/07/19) (8)	12/19 at 100.00	A-1+	$ 10,235,000
	Illinois – 0.3%
10,100	Illinois Development Finance Authority, Limited Obligation Project Revenue Bonds, Lyric Opera of Chicago, Variable Rate Demand Obligations, Series 1994, 1.630%, 12/01/28 (Mandatory Put 11/20/19) (8)	11/19 at 100.00	A-1	10,100,000
7,000	Peoria County, Illinois, General Obligation Bonds, Alternate Revenue Source, Variable Rate Demand Obligations, Tender Option Bond Floater 2016-XM0274, 1.780%, 6/15/20 (Mandatory Put 11/14/19), 144A (8)	No Opt. Call	A-1	7,000,000
17,100	Total Illinois			17,100,000
	Ohio – 0.1%
7,500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Variable Rate Demand Obligations, Tender Option Bond Trust Floaters 2015-XF0029, 1.730%, 5/15/20 (Mandatory Put 11/14/19), 144A (8)	No Opt. Call	F1	7,500,000
	Wisconsin – 0.1%
5,165	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Variable Rate Demand Obligations, Refunding Series 2016A-3, 2.000%, 7/01/29 (AMT) (Mandatory Put 6/01/21) (8)	No Opt. Call	A-2	5,199,502
$ 133,685	Total Short-Term Investments (cost $133,684,815)			134,741,737
	Total Investments (cost $5,530,371,034) – 100.2%			5,664,206,490
	Other Assets Less Liabilities – (0.2)%			(14,094,881)
	Net Assets – 100%			$ 5,650,111,609
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
DD1	Portion of investment purchased on a delayed delivery basis.
ETM	Escrowed to maturity
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Short Term Municipal Bond Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TEM INVESTMENTS – 96.3%
	MUNICIPAL BONDS – 96.3%
	Alabama – 4.5%
$ 6,335	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	No Opt. Call	A	$6,834,261
6,500	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	No Opt. Call	Aa2	6,752,135
4,000	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	No Opt. Call	Aa2	4,245,520
7,335	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	5/24 at 100.29	A	7,986,642
700	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	783,139
24,870	Total Alabama			26,601,697
	Alaska – 1.0%
2,660	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%, 1/01/20 (AMT)	No Opt. Call	Baa2	2,681,014
1,565	Alaska State, International Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/23 (AMT)	10/20 at 100.00	A1	1,617,912
1,350	Alaska State, International Airport System Revenue Bonds, Refunding Series 2016C, 5.000%, 10/01/20 (AMT)	No Opt. Call	A1	1,397,007
5	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	10/19 at 100.00	A2	5,008
5,580	Total Alaska			5,700,941
	Arizona – 2.1%
1,320	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,368,616
1,880	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	2,158,259
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
450	5.000%, 9/01/22	No Opt. Call	A2	494,595
500	5.000%, 9/01/23	No Opt. Call	A2	564,810
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/21 (AMT)	No Opt. Call	AA-	1,062,980
1,000	Phoenix Industrial Development Authority, Arizona, Solid Waste Disposal Faciltity Revenue Bonds, Republic Services, Inc Project, Series 2013, 1.450%, 12/01/35 (Mandatory Put 02/01/20) (AMT)	No Opt. Call	N/R	999,840

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/20	No Opt. Call	A3	$1,249,344
2,375	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2002, 2.800%, 6/01/27 (Mandatory Put 6/01/21) (AMT)	No Opt. Call	N/R	2,422,096
2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2003A-2, 2.200%, 3/01/28 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	N/R	2,045,140
11,725	Total Arizona			12,365,680
	California – 4.3%
5,605	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017C, 5.000%, 8/01/31 (Mandatory Put 11/01/22)	No Opt. Call	AA-	6,239,710
550	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/20, 144A	No Opt. Call	BBB	564,845
2,875	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Substance Abuse Treatment Facility & Corcoran II State Prison, Series 2014G, 5.000%, 1/01/20	No Opt. Call	AA-	2,901,392
4,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/21	No Opt. Call	A	4,235,240
2,990	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2017, 0.000%, 4/01/22	No Opt. Call	Aa1	2,886,247
7,465	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/23 (AMT)	No Opt. Call	A+	8,361,920
23,485	Total California			25,189,354
	Colorado – 6.0%
1,400	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2017A, 5.000%, 12/01/20	No Opt. Call	Aa2	1,460,788
	Bromley Park Metropolitan District No 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018A:
250	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	268,568
550	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	608,305
276	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 2.700%, 12/01/19, 144A	No Opt. Call	N/R	276,257
470	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Vanguard School Project, Refunding & Improvement Series 2016, 4.000%, 6/15/20	No Opt. Call	A+	478,375
1,685	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016, 5.000%, 10/01/19	No Opt. Call	Baa2	1,685,000
1,200	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/21 (ETM)	No Opt. Call	N/R (4)	1,273,440
2,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-3, 1.875%, 7/01/39	No Opt. Call	BBB+	2,035,814
2,070	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	2,407,037

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.000%, 1/01/23	1/20 at 100.00	AA-	$1,009,030
190	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2017A, 5.000%, 5/15/21	No Opt. Call	A-	199,907
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2017A, 5.000%, 11/15/19 (AMT)	No Opt. Call	AA-	2,008,420
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.000%, 11/15/22 (AMT)	No Opt. Call	A+	1,103,610
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/22 (AMT)	No Opt. Call	A+	5,525,150
1,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,039,790
100	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.000%, 12/01/19	No Opt. Call	N/R	100,473
750	El Paso County School District 2, Harrison, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/01/20	No Opt. Call	AA	782,565
2,000	Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018, 5.000%, 12/01/21 – AGM Insured	No Opt. Call	AA	2,151,640
4,000	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A	4,002,240
1,060	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 4.000%, 12/01/19	No Opt. Call	A	1,064,134
	Pueblo Urban Renewal Authority, Colorado, State Sales Tax Increment Revenue Bonds, Regional Tourism Project, Series 2017:
700	2.750%, 6/01/20	No Opt. Call	N/R	702,555
2,040	3.000%, 6/01/21	No Opt. Call	N/R	2,059,135
1,365	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2017C-1, 4.000%, 11/15/47	No Opt. Call	AA	1,366,720
1,530	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/20	No Opt. Call	AA	1,598,636
33,671	Total Colorado			35,207,589
	District of Columbia – 1.1%
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2017:
2,475	5.000%, 10/01/20 (AMT)	No Opt. Call	AA-	2,561,427
1,205	5.000%, 10/01/21 (AMT)	No Opt. Call	AA-	1,288,663
2,175	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 10/01/22	No Opt. Call	AA+	2,406,703
5,855	Total District of Columbia			6,256,793
	Florida – 2.5%
1,450	Broward County, Florida, Airport System Revenue Bonds, Refunding Series 2012P-1, 5.000%, 10/01/22 (AMT)	No Opt. Call	A+	1,598,611

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,000	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/23 (AMT)	No Opt. Call	A+	$1,135,180
415	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/21 (AMT)	No Opt. Call	A+	443,643
750	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 5.000%, 9/01/23 (AMT)	No Opt. Call	A1	849,353
3,100	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.250%, 1/01/49 (Mandatory Put 1/01/24), 144A (AMT)	No Opt. Call	N/R	2,890,750
1,500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Priority Subordinated Series 2016, 5.000%, 10/01/21 (AMT)	No Opt. Call	A+	1,602,300
1,285	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/21 (AMT)	No Opt. Call	AA-	1,375,798
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/22 (AMT)	No Opt. Call	AA-	1,930,442
1,035	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017, 5.000%, 7/01/22	No Opt. Call	BBB	1,111,528
1,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/21	No Opt. Call	AA	1,056,230
860	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017, 5.000%, 8/15/21	No Opt. Call	AA-	917,577
14,145	Total Florida			14,911,412
	Georgia – 2.0%
1,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/21	No Opt. Call	A2	1,562,685
515	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Inc, Series 2017A, 5.000%, 4/01/20	No Opt. Call	A	524,157
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
438	5.500%, 7/15/23	7/21 at 100.00	N/R	440,479
1,035	5.500%, 7/15/30	7/21 at 100.00	N/R	1,040,196
1,136	5.500%, 1/15/36	7/21 at 100.00	N/R	1,142,147
2,470	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 9/01/22	No Opt. Call	Aa2	2,643,888
1,000	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/21	No Opt. Call	A3	1,051,720
3,055	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	No Opt. Call	Aa1	3,440,969
11,149	Total Georgia			11,846,241
	Idaho – 0.3%
1,710	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/22	No Opt. Call	BB+	1,841,362
	Illinois – 4.9%
400	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A, 5.000%, 4/01/22 – AGM Insured	No Opt. Call	AA	428,492

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017E, 5.000%, 12/01/21	No Opt. Call	BB	$3,181,290
425	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25	No Opt. Call	BB	356,579
660	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	Baa2	641,144
2,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5337 State of Good Repair Formula Funds, Refunding Series 2017, 5.000%, 6/01/20	No Opt. Call	A+	2,043,200
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2012A, 5.000%, 1/01/20 (AMT)	No Opt. Call	A	5,042,750
475	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015B, 5.000%, 1/01/20	No Opt. Call	A	479,242
1,200	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/21	No Opt. Call	AA-	1,284,588
100	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 4.500%, 12/01/20, 144A	No Opt. Call	N/R	100,876
500	Illinois Finance Authority, Revenue Bonds, Benedictine University Project, Series 2013A, 5.000%, 10/01/19	No Opt. Call	BBB	500,000
1,095	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/20	No Opt. Call	A	1,137,869
5,375	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB	5,575,434
3,100	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/23	No Opt. Call	BBB	3,394,562
280	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2010, 5.000%, 6/15/20	No Opt. Call	A-	285,925
1,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 1/01/22	No Opt. Call	AA-	1,348,362
2,750	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, 5.000%, 6/01/22	No Opt. Call	A	2,994,365
27,610	Total Illinois			28,794,678
	Indiana – 0.8%
1,500	Franklin, Indiana, Economic Development Revenue Bonds, Otterbein Homes Obligated Group, Series 2019B, 5.000%, 7/01/24	No Opt. Call	A	1,724,025
2,810	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25 (Mandatory Put 6/01/21)	No Opt. Call	A-	2,830,710
4,310	Total Indiana			4,554,735
	Iowa – 0.7%
2,770	Iowa Finance Authority, Healthcare Revenue Bonds, Gensisi Health System, Refunding Series 2010, 5.000%, 7/01/20	No Opt. Call	A1	2,840,857
500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	12/20 at 103.00	B+	507,300
125	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	10/19 at 105.00	B+	131,411
145	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/27 at 105.00	B+	157,319

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$ 700	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016, 3.000%, 12/01/19	No Opt. Call	BBB+	$ 701,169
4,240	Total Iowa			4,338,056
	Kansas – 0.2%
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
500	5.000%, 4/01/22 – BAM Insured	No Opt. Call	AA	544,160
500	5.000%, 4/01/23 – BAM Insured	No Opt. Call	AA	561,285
1,000	Total Kansas			1,105,445
	Kentucky – 3.8%
10,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2016C, 5.000%, 5/15/20	No Opt. Call	AA	10,228,600
3,785	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	No Opt. Call	A1	4,184,848
4,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	No Opt. Call	A	4,426,400
3,135	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 2.300%, 9/01/26 (Mandatory Put 9/01/21)	No Opt. Call	A1	3,185,285
20,920	Total Kentucky			22,025,133
	Louisiana – 1.3%
505	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/20	No Opt. Call	A1	516,756
2,400	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, LOOP Inc Project, Series 2010B-1A, 2.000%, 10/01/40 (Mandatory Put 10/01/22)	No Opt. Call	BBB+	2,423,208
2,250	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/20	No Opt. Call	AA-	2,309,783
2,465	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23) (WI/DD, Settling on 10/01/19)	No Opt. Call	BBB	2,471,779
7,620	Total Louisiana			7,721,526
	Massachusetts – 0.8%
715	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/21	No Opt. Call	A-	756,413
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017A:
375	4.000%, 7/01/20 (AMT)	No Opt. Call	AA	381,904
1,000	4.000%, 7/01/21 (AMT)	No Opt. Call	AA	1,042,530
1,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	1,122,000
1,550	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2016J, 4.000%, 7/01/20 (AMT)	No Opt. Call	AA	1,578,535
4,640	Total Massachusetts			4,881,382

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 1.8%
$ 1,705	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/22	No Opt. Call	AA-	$1,894,698
1,715	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	1,912,877
3,000	Michigan Finance Authority, State Aid Revenue Notes, Series 2019A-1, 4.000%, 8/20/20	No Opt. Call	N/R	3,070,290
1,440	Michigan State Hospital Finance Authority, Revenue Bonds, McLaren Health Care Corporation, Refunding Series 2012A, 5.000%, 6/01/24	6/22 at 100.00	AA-	1,572,696
1,000	Michigan State, Grant Anticipation Bonds, Refunding Federal Highway Series 2016, 5.000%, 3/15/21	No Opt. Call	AA	1,053,370
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/23	No Opt. Call	A+	1,137,780
9,860	Total Michigan			10,641,711
	Minnesota – 11.0%
240	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 3.000%, 8/01/22	No Opt. Call	BB+	242,074
380	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A, 3.000%, 12/01/20 – AGM Insured	No Opt. Call	AA	387,167
745	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 3.000%, 3/01/20	No Opt. Call	N/R	746,967
1,415	City of Red Wing, Minnesota, General Obligation Bonds, Series 2018A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,585,833
805	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 2.500%, 8/01/21, 144A	No Opt. Call	N/R	805,249
440	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/21	No Opt. Call	BB+	451,581
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B:
645	5.000%, 2/01/22	No Opt. Call	Aa2	694,981
755	5.000%, 2/01/23	No Opt. Call	Aa2	837,280
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019C:
255	5.000%, 2/01/21	No Opt. Call	Aa2	266,363
280	5.000%, 2/01/23	No Opt. Call	Aa2	310,514
1,200	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Series 2016A, 3.000%, 2/01/20	No Opt. Call	Aa2	1,205,412
2,115	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	Aa2	2,369,604
1,130	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 4.375%, 8/01/29	8/27 at 102.00	BB+	1,233,960
1,470	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 3.000%, 11/01/21	No Opt. Call	BB	1,468,501
385	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 3.750%, 12/01/22, 144A	No Opt. Call	N/R	388,192

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 500	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	$548,115
605	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015, 3.000%, 3/01/20	No Opt. Call	N/R	606,646
1,000	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/25 (AMT)	1/24 at 100.00	A+	1,139,250
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
350	4.000%, 1/01/20	No Opt. Call	AA-	352,380
200	4.000%, 1/01/21	No Opt. Call	AA-	206,884
475	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St Benedict, Series 2016-8K, 3.000%, 3/01/20	No Opt. Call	Baa1	477,527
1,250	Minnesota Housing Finance Agency, Rental Housing Revenue Bonds, Series 2019A, 2.000%, 8/01/20	2/20 at 100.00	AA+	1,251,825
1,090	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 1.700%, 1/01/21 (AMT)	No Opt. Call	AA+	1,089,400
	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018:
500	5.000%, 11/01/22 (AMT)	No Opt. Call	AA	547,390
400	5.000%, 11/01/23 (AMT)	No Opt. Call	AA	448,232
2,210	Minnesota Public Facilities Authority, State Clean Water Revolving Fund Revenue Bonds, Series 2010C, 5.000%, 3/01/21 (Pre-refunded 3/01/20)	3/20 at 100.00	AAA	2,244,343
4,695	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 5.000%, 8/01/22	No Opt. Call	AAA	5,185,815
2,210	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/21	No Opt. Call	AAA	2,360,324
2,020	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/19	No Opt. Call	Baa1	2,029,999
	Morris, Minnesota, Health Care Facilities Revenue Bonds, Farmington Health Services Project, Refunding Series 2019:
100	2.550%, 8/01/20	No Opt. Call	N/R	100,041
100	2.700%, 8/01/21	No Opt. Call	N/R	100,107
720	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/23	No Opt. Call	N/R	771,329
2,500	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2017, 5.000%, 1/01/21	No Opt. Call	A-	2,613,375
9,480	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	AA	10,085,677
295	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.000%, 4/01/21	No Opt. Call	N/R	200,600
2,250	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	2,526,210
95	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 2.750%, 12/01/20	No Opt. Call	BBB-	95,449

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
$ 820	3.000%, 9/01/20	No Opt. Call	N/R	$828,946
500	3.000%, 9/01/21	No Opt. Call	N/R	510,000
500	3.000%, 9/01/22	No Opt. Call	N/R	513,505
315	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 3.000%, 9/01/22	No Opt. Call	N/R	320,582
3,515	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 5.000%, 2/01/23	No Opt. Call	AAA	3,944,287
120	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 3.625%, 10/01/21	No Opt. Call	N/R	119,304
6,790	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Refunding School Building Series 2018B, 5.000%, 2/01/22	No Opt. Call	Aa2	7,368,236
1,330	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A, 5.000%, 11/15/19 (ETM)	No Opt. Call	N/R (4)	1,335,799
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
350	3.000%, 8/01/22	No Opt. Call	N/R	361,046
300	3.000%, 8/01/23	No Opt. Call	N/R	311,454
400	3.000%, 8/01/24	No Opt. Call	N/R	416,824
400	3.000%, 8/01/25	8/24 at 102.00	N/R	417,192
60,645	Total Minnesota			64,421,771
	Missouri – 3.9%
1,000	Arnold Retail Corridor Transportation Development District, Missouri, Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28 (WI/DD, Settling on 10/01/19)	11/24 at 100.00	N/R	1,003,270
100	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019, 4.000%, 1/15/22 – AGM Insured	No Opt. Call	AA	105,460
1,375	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 5.000%, 6/01/23	6/22 at 100.00	AA	1,501,335
400	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/21	No Opt. Call	BBB-	416,296
555	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A-	575,135
1,000	Clay County Reorganized School District R-1, Kearney, Missouri, General Obligation Bonds, School Building Series 2017, 5.000%, 3/01/22	No Opt. Call	AA+	1,087,160
290	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 2.375%, 3/01/21	No Opt. Call	N/R	291,305
1,250	Kansas City, Missouri, Water Revenue Bonds, Refunding Series 2019A, 5.000%, 12/01/22	No Opt. Call	AA+	1,394,013
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,024,350
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
200	5.000%, 10/01/23	No Opt. Call	A	226,204
505	5.000%, 10/01/24	No Opt. Call	A	584,962

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 4.000%, 2/01/20	No Opt. Call	BBB	$1,007,160
	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
500	3.000%, 5/01/20	No Opt. Call	N/R	501,165
300	3.250%, 5/01/21	No Opt. Call	N/R	302,778
1,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016B, 5.000%, 12/01/21	No Opt. Call	AA+	1,077,830
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
640	4.000%, 11/15/20	No Opt. Call	N/R	653,875
725	5.000%, 11/15/24	No Opt. Call	N/R	821,635
630	5.000%, 11/15/26	11/25 at 100.00	N/R	725,401
5,055	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2017A, 5.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	5,555,192
2,425	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2017B, 4.000%, 7/01/20 – AGM Insured (AMT)	No Opt. Call	AA	2,469,644
1,745	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/21 (AMT)	No Opt. Call	Aa2	1,842,127
21,695	Total Missouri			23,166,297
	Nebraska – 0.9%
690	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	740,922
1,685	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/21	No Opt. Call	A	1,803,978
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
1,000	4.000%, 7/01/20	No Opt. Call	BBB	1,015,930
1,555	5.000%, 7/01/22	No Opt. Call	BBB	1,683,832
4,930	Total Nebraska			5,244,662
	Nevada – 2.0%
3,000	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2017C, 5.000%, 7/01/21 (AMT)	No Opt. Call	A+	3,184,080
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2017B, 5.000%, 7/01/20 (AMT)	No Opt. Call	Aa3	2,053,300
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,890	4.000%, 9/01/20	No Opt. Call	N/R	1,921,960
290	2.000%, 9/01/21	No Opt. Call	N/R	288,756
1,410	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/22	6/21 at 100.00	AA+	1,496,659
1,080	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 3.500%, 12/01/19	No Opt. Call	N/R	1,082,333

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 1,790	Nevada State, General Obligation Bonds, Capital Improvement & Refunding Series 2015E, 5.000%, 2/01/21	No Opt. Call	AA+	$ 1,878,515
11,460	Total Nevada			11,905,603
	New Jersey – 6.2%
1,330	Lacey Township School District, Ocean County, New Jersey, General Obligation Bonds, Refunding Series 2016, 5.000%, 4/01/21 – BAM Insured	No Opt. Call	AA	1,401,913
7,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 5.000%, 7/01/23 – BAM Insured	No Opt. Call	AA	7,799,960
	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018B:
1,000	5.000%, 12/01/20 (AMT)	No Opt. Call	Aaa	1,039,670
2,500	5.000%, 12/01/21 (AMT)	No Opt. Call	Aaa	2,679,575
6,500	5.000%, 12/01/22 (AMT)	No Opt. Call	Aaa	7,159,425
4,365	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/20	No Opt. Call	A+	4,469,760
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,335	5.000%, 6/15/22	No Opt. Call	A+	1,453,828
3,000	5.000%, 6/15/23	No Opt. Call	A+	3,352,680
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
5,000	5.000%, 6/01/21	No Opt. Call	A	5,285,250
1,685	5.000%, 6/01/23	No Opt. Call	A	1,885,583
33,715	Total New Jersey			36,527,644
	New Mexico – 0.7%
	Santa Fe County, New Mexico, Gross Receipts Tax Revenue Bonds, Capital Outlay Series 2017:
1,615	5.000%, 6/01/21	No Opt. Call	AA+	1,715,227
2,110	5.000%, 6/01/22	No Opt. Call	AA+	2,313,741
3,725	Total New Mexico			4,028,968
	New York – 5.7%
1,770	Chautauqua County Capital Resource Corporation, New York, Multi-Mode Revenue Bonds, Jamestown Center City Development Corporation Project, Guaranteed by the Gebbie Foundation, Series 2013B, 1.500%, 11/01/31 (Mandatory Put 5/01/20)	No Opt. Call	AA-	1,769,292
14,030	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2016A Groups A,B&C, 5.000%, 3/15/22	No Opt. Call	AA+	15,304,485
1,765	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 1994B, 2.000%, 2/01/29 (Mandatory Put 5/01/20)	No Opt. Call	A-	1,769,871
3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004C, 2.625%, 4/01/34 (Mandatory Put 7/03/23)	No Opt. Call	A-	3,107,160

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 3,985	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/20 (AMT)	No Opt. Call	BB	$4,081,557
1,210	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23 (AMT)	No Opt. Call	AA-	1,371,281
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Seventh Series 2016, 5.000%, 11/15/19 (AMT)	No Opt. Call	AA-	5,021,800
1,225	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/20	No Opt. Call	A	1,254,094
31,985	Total New York			33,679,540
	North Carolina – 0.5%
1,745	North Carolina Central University, General Revenue Bonds, Refunding Series 2016, 5.000%, 10/01/23	No Opt. Call	A3	1,966,423
700	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 4.000%, 10/01/19	No Opt. Call	N/R	700,000
2,445	Total North Carolina			2,666,423
	North Dakota – 0.7%
815	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/19	No Opt. Call	A-	819,409
	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A:
575	4.000%, 12/01/19	No Opt. Call	N/R	576,708
630	4.500%, 12/01/20	No Opt. Call	N/R	642,525
585	4.750%, 12/01/21	No Opt. Call	N/R	607,645
1,245	5.000%, 12/01/22	No Opt. Call	N/R	1,321,505
3,850	Total North Dakota			3,967,792
	Ohio – 1.9%
1,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.000%, 11/15/19	No Opt. Call	A-	1,003,900
845	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017, 4.000%, 11/15/22	No Opt. Call	A	909,609
850	Cleveland, Ohio, Airport System Revenue Bonds, Series 2019B, 5.000%, 1/01/22 (AMT) (WI/DD, Settling on 10/01/19)	No Opt. Call	A-	914,336
685	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	566,838
2,310	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018C, 5.000%, 1/15/42 (Mandatory Put 9/15/21)	No Opt. Call	A	2,463,153
4,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	4,513,600
500	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding Series 2019A, 4.000%, 7/01/20	No Opt. Call	A	509,355
10,190	Total Ohio			10,880,791

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma – 0.6%
$ 1,005	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/20	No Opt. Call	A+	$1,029,010
1,065	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019, 5.000%, 6/01/24	No Opt. Call	A+	1,230,735
425	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/22	No Opt. Call	Baa3	461,363
1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Refunding Series 2015B, 5.000%, 6/01/20 – BAM Insured	No Opt. Call	AA	1,022,480
3,495	Total Oklahoma			3,743,588
	Oregon – 0.9%
4,620	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	4,993,989
	Pennsylvania – 1.9%
1,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/22	No Opt. Call	A	1,082,670
800	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/21	No Opt. Call	AA-	857,696
1,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/22	No Opt. Call	A1	1,088,040
5,045	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/21	No Opt. Call	A3	5,340,839
400	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	A	439,808
1,515	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/19	No Opt. Call	A+	1,523,575
1,000	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/20	No Opt. Call	BBB-	1,022,340
10,760	Total Pennsylvania			11,354,968
	Rhode Island – 0.3%
375	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2016B, 5.000%, 9/15/20	No Opt. Call	A+	387,405
1,525	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/20	No Opt. Call	BBB+	1,555,469
1,900	Total Rhode Island			1,942,874
	South Carolina – 0.6%
2,980	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/22 (AMT)	No Opt. Call	A+	3,264,709

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota – 0.3%
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Refunding Series 2016:
$ 300	2.650%, 11/01/20	No Opt. Call	BB	$301,995
200	3.000%, 11/01/21	No Opt. Call	BB	203,144
585	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017, 3.100%, 11/01/22	No Opt. Call	BB	595,337
485	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/19	No Opt. Call	A+	486,402
1,570	Total South Dakota			1,586,878
	Tennessee – 1.2%
1,000	Knox County Health, Educational and Housing Facility Board, Tennesse, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/21	No Opt. Call	A+	1,042,560
1,290	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B, 5.500%, 11/01/20	11/19 at 100.00	AA	1,294,360
4,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A, 5.000%, 2/01/50 (Mandatory Put 10/01/24)	No Opt. Call	Aa2	4,605,000
6,290	Total Tennessee			6,941,920
	Texas – 12.9%
1,150	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/21	No Opt. Call	BBB+	1,199,163
5,000	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019, 5.000%, 11/15/23 (AMT)	No Opt. Call	A1	5,684,850
1,000	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/22 (AMT)	No Opt. Call	A1	1,106,190
5,720	Brazosport Independent School District, Brazoria County, Texas, General Obligation Bonds, School Building Series 2015, 5.000%, 2/15/20	No Opt. Call	Aaa	5,797,849
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2013E, 5.000%, 11/01/22 (AMT)	No Opt. Call	A+	1,104,920
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D, 5.000%, 11/01/22 (AMT)	No Opt. Call	A+	2,209,840
2,030	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2018, 5.000%, 8/15/23 (AMT)	No Opt. Call	A+	2,264,343
4,550	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds, Refunding School Building Series 2015, 5.000%, 2/15/23	No Opt. Call	AAA	5,103,917
1,655	Galveston Independent School District, Galveston County, Texas, General Obligation Bonds, Series 2018, 5.000%, 2/01/22	No Opt. Call	Aaa	1,797,148
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	5,560,350
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/20	No Opt. Call	A2	1,038,690
2,260	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 5.000%, 2/15/21	No Opt. Call	AAA	2,375,644
1,700	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series Series 2018A, 5.000%, 7/01/22 (AMT)	No Opt. Call	A1	1,857,590

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 4,210	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	$4,730,146
5,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2014C, 4.000%, 5/15/21	No Opt. Call	AA	5,221,350
5,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/21	No Opt. Call	AA	5,263,350
5,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2015A, 5.250%, 2/15/23	No Opt. Call	AAA	5,653,350
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Series 2017:
1,000	5.000%, 11/01/19 (AMT)	No Opt. Call	A1	1,002,910
1,500	5.000%, 11/01/20 (AMT)	No Opt. Call	A1	1,558,020
4,480	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2011A, 5.000%, 5/15/20	No Opt. Call	A1	4,581,875
1,000	Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System Surplus Revenue Certificates of Obligation, Series 2015, 5.000%, 2/15/21	No Opt. Call	AA+	1,051,030
4,400	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, 1.750%, 5/01/30 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	4,403,960
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016:
690	2.000%, 11/15/19	No Opt. Call	BB+	689,924
615	4.000%, 11/15/21	No Opt. Call	BB+	632,195
2,500	Texas State, General Obligation Bonds, Public Finance Authority, Refunding Series 2014A, 5.000%, 10/01/20	No Opt. Call	AAA	2,592,875
1,000	Travis County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2016A, 5.000%, 3/01/21	No Opt. Call	AAA	1,052,820
70,460	Total Texas			75,534,299
	Utah – 1.3%
6,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/23 (AMT)	No Opt. Call	A+	6,736,680
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
335	4.000%, 10/15/22	No Opt. Call	AA	357,180
350	4.000%, 10/15/23	No Opt. Call	AA	380,083
6,685	Total Utah			7,473,943
	Virginia – 0.5%
1,755	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	1,990,995
1,160	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory Put 6/01/20)	No Opt. Call	A2	1,162,621
2,915	Total Virginia			3,153,616

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington – 2.2%
	Port Everett, Washington, Revenue Bonds, Refunding Series 2016:
$ 200	4.000%, 12/01/20	No Opt. Call	A1	$206,120
225	4.000%, 12/01/21	No Opt. Call	A1	237,283
1,590	Port of Seattle, Washington, General Obligation Bonds, Refunding Series 2011, 5.250%, 12/01/21 (AMT)	6/21 at 100.00	AAA	1,689,614
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C:
1,000	5.000%, 4/01/21 (AMT)	No Opt. Call	AA-	1,053,310
1,000	5.000%, 4/01/22 (AMT)	No Opt. Call	AA-	1,086,260
1,000	5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	1,149,880
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019:
1,000	5.000%, 4/01/21 (AMT)	No Opt. Call	AA-	1,053,310
2,000	5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	2,299,760
1,775	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,857,555
2,150	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	2,451,107
11,940	Total Washington			13,084,199
	West Virginia – 0.6%
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory Put 9/01/20) (AMT)	No Opt. Call	A-	999,630
2,710	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	2,793,820
3,710	Total West Virginia			3,793,450
	Wisconsin – 1.4%
3,600	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018B, 5.000%, 8/15/54 (Mandatory Put 1/25/23)	No Opt. Call	AA	4,011,408
1,050	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017, 5.000%, 7/01/21	No Opt. Call	A+	1,110,679
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019A:
75	5.000%, 12/01/23	No Opt. Call	A+	85,216
100	5.000%, 12/01/24	No Opt. Call	A+	116,597
110	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019B, 3.000%, 12/01/24	No Opt. Call	A+	116,956
1,055	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017, 5.000%, 6/01/22	No Opt. Call	N/R	1,120,843
330	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, 5.000%, 9/01/21	No Opt. Call	BBB-	348,688

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A:
$ 500	4.000%, 9/15/21	No Opt. Call	BBB-	$516,910
500	4.000%, 9/15/22	No Opt. Call	BBB-	524,565
455	4.000%, 9/15/23	No Opt. Call	BBB-	483,528
7,775	Total Wisconsin			8,435,390
$ 532,130	Total Long-Term Investments (cost $558,260,672)			565,777,049

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.0%
	MUNICIPAL BONDS – 3.0%
	Colorado – 0.3%
$ 1,750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Variable Rate Demand Obligations, Series 2008-C2, 2.671%, 10/01/39 (Mandatory Put 12/02/19) (1-Month LIBOR *68% reference rate + 1.25% spread) (6), (7)	5/20 at 100.00	BBB+	$ 1,755,758
	Florida – 0.3%
2,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Variable Rate Demand Obligations, Series 2019B, 1.900%, 1/01/49 (AMT) (Mandatory Put 3/17/20) (6)	No Opt. Call	VMIG-1	2,001,720
	Indiana – 0.6%
3,250	Indiana Development Finance Authority, Solid Waste Disposal Revenue Refunding Bonds, Waste Management Inc Project, Variable Rate Demand Obligations, Series 2001, 2.950%, 10/01/31 (AMT) (Mandatory Put 10/01/21) (6)	No Opt. Call	A-2	3,336,190
	Minnesota – 0.3%
1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Variable Rate Demand Obligations, Mayo Clinic Series 2008B, 1.470%, 11/15/38 (Mandatory Put 11/20/19) (6)	11/19 at 100.00	A-1+	1,700,000
	Oregon – 0.2%
1,000	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc Project, Variable Rate Demand Obligations, Series 2003A, 2.400%, 7/01/38 (AMT) (Mandatory Put 5/02/22) (6)	No Opt. Call	A-2	1,018,660
	Virginia – 0.8%
1,500	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc, Variable Rate Demand Obligations, Series 2003, 2.400%, 8/01/27 (AMT) (Mandatory Put 5/02/22) (6)	No Opt. Call	A-2	1,528,530
1,250	Gloucester County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Waste Management Disposal Services of Virginia, Inc Project, Variable Rate Demand Obligations, Series 2003A, 2.400%, 9/01/38 (AMT) (Mandatory Put 5/02/22) (6)	No Opt. Call	A-2	1,273,150

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 425	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Variable Rate Demand Obligations, Refunding Series 2003, 1.550%, 10/01/33 (6)	No Opt. Call	BBB+	$425,000
1,470	Sussex County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Atlantic Waste Disposal, Inc Project, Variable Rate Demand Obligations, Series 2003A, 2.400%, 6/01/28 (AMT) (Mandatory Put 5/02/22) (6)	No Opt. Call	A-2	1,497,665
4,645	Total Virginia			4,724,345
	Wisconsin – 0.5%
2,855	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Variable Rate Demand Obligations, Refunding Series 2016A-3, 2.000%, 7/01/29 (AMT) (Mandatory Put 6/01/21) (6)	No Opt. Call	A-2	2,874,071
$ 17,200	Total Short-Term Investments (cost $17,200,000)			17,410,744
	Total Investments (cost $575,460,672) – 99.3%			583,187,793
	Other Assets Less Liabilities – 0.7%			4,157,961
	Net Assets – 100%			$ 587,345,754
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
LIBOR	London Inter-Bank Offered Rate
WI/DD	Purchased on a when-issued or delayed delivery basis.

Statement of Assets and Liabilities
September 30, 2019
(Unaudited)
	All-American	Intermediate Duration	Limited Term	Short Term
Assets
Long-term investments, at value (cost $4,736,246,030, $7,623,905,356, $5,396,686,219 and $558,260,672, respectively)	$5,099,416,701	$8,019,080,942	$5,529,464,753	$565,777,049
Short-term investments, at value (cost $—, $263,865,000, $133,684,815 and $17,200,000, respectively)	—	265,127,363	134,741,737	17,410,744
Cash	42,559,298	14,010,631	23,301,385	1,477,418
Cash collateral at brokers for investments in futures contracts(1)	334,001	—	—	—
Receivable for:
Interest	63,157,453	89,101,086	59,501,165	6,859,861
Investments sold	22,405,779	46,645,762	71,021,875	—
Shares sold	20,126,881	23,721,302	15,739,009	1,832,316
Variation margin on futures contracts	18,984	—	—	—
Other assets	604,818	782,958	511,868	83,580
Total assets	5,248,623,915	8,458,470,044	5,834,281,792	593,440,968
Liabilities
Floating rate obligations	63,845,000	—	—	—
Payable for:
Dividends	3,545,681	7,255,642	3,294,381	271,397
Interest	623,862	—	—	—
Investments purchased	64,747,008	120,553,019	171,164,725	4,377,611
Shares redeemed	6,141,460	9,276,033	6,158,830	939,719
Accrued expenses:
Management fees	1,650,793	2,598,713	1,578,344	196,879
Trustees fees	449,126	739,575	451,302	40,887
12b-1 distribution and service fees	581,283	181,189	321,426	32,065
Other	999,002	1,734,175	1,201,175	236,656
Total liabilities	142,583,215	142,338,346	184,170,183	6,095,214
Net assets	$5,106,040,700	$8,316,131,698	$5,650,111,609	$587,345,754

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited) (continued)
	All-American	Intermediate Duration	Limited Term	Short Term
Class A Shares
Net assets	$1,958,260,318	$ 695,420,195	$1,100,674,887	$146,698,095
Shares outstanding	163,927,630	73,428,018	98,323,392	14,457,426
Net asset value ("NAV") per share	$ 11.95	$ 9.47	$ 11.19	$ 10.15
Offering price per share (NAV per share plus maximum sales charge of 4.20%, 3.00%, 2.50% and 2.50%, respectively, of offering price)	$ 12.47	$ 9.76	$ 11.48	$ 10.41
Class C Shares
Net assets	$ 225,516,478	$ 55,365,424	$ 82,667,342	$ 7,546,832
Shares outstanding	18,882,189	5,846,580	7,412,009	745,599
NAV and offering price per share	$ 11.94	$ 9.47	$ 11.15	$ 10.12
Class C2 Shares
Net assets	$ 131,272,503	$ 38,619,891	$ 161,401,938	$ 4,838,943
Shares outstanding	10,983,409	4,074,736	14,449,390	477,261
NAV and offering price per share	$ 11.95	$ 9.48	$ 11.17	$ 10.14
Class R6 Shares
Net assets	$ 27,666,167	$ —	$ —	$ —
Shares outstanding	2,304,175	—	—	—
NAV and offering price per share	$ 12.01	$ —	$ —	$ —
Class I Shares
Net assets	$2,763,325,234	$7,526,726,188	$4,305,367,442	$428,261,884
Shares outstanding	230,328,112	792,418,664	385,953,938	42,154,208
NAV and offering price per share	$ 12.00	$ 9.50	$ 11.16	$ 10.16
Fund level net assets consist of:
Capital paid-in	$4,813,319,362	$7,919,522,864	$5,519,611,335	$578,828,322
Total distributable earnings	292,721,338	396,608,834	130,500,274	8,517,432
Fund level net assets	$5,106,040,700	$8,316,131,698	$5,650,111,609	$587,345,754
Authorized shares - per class	Unlimited	Unlimited	Unlimited	2 billion
Par value per share	$ 0.01	$ 0.001	$ 0.01	$ 0.0001

(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives is in addition to the Fund’s securities pledged as collateral as noted in the Fund’s Portfolio of Investments.
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended September 30, 2019
(Unaudited)
	All-American	Intermediate Duration	Limited Term	Short Term
Investment Income	$ 91,304,319	$122,222,648	$ 70,598,149	$6,667,214
Expenses
Management fees	9,208,986	14,788,083	9,289,678	1,209,690
12b-1 service fees - Class A Shares	1,754,819	649,613	1,054,879	150,046
12b-1 distibution and service fees - Class C Shares	1,045,018	255,725	414,114	34,149
12b-1 distibution and service fees - Class C2 Shares	515,971	152,751	488,666	14,521
Shareholder servicing agent fees	874,586	1,597,385	1,173,105	107,109
Interest expense	759,964	71,896	173,954	2,141
Custodian fees	209,757	354,144	267,022	47,177
Professional fees	58,206	86,822	70,014	26,413
Trustees fees	52,009	90,032	62,630	6,966
Shareholder reporting expenses	119,426	193,941	135,567	18,322
Federal and state registration fees	256,664	260,171	156,345	52,471
Other	24,504	34,200	29,679	6,046
Total expenses	14,879,910	18,534,763	13,315,653	1,675,051
Net investment income (loss)	76,424,409	103,687,885	57,282,496	4,992,163
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	3,939,043	4,699,713	(756,548)	61,509
Futures contracts	(2,168,707)	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	130,038,259	145,675,037	50,611,841	3,377,415
Futures contracts	830,072	—	—	—
Net realized and unrealized gain (loss)	132,638,667	150,374,750	49,855,293	3,438,924
Net increase (decrease) in net assets from operations	$209,063,076	$254,062,635	$107,137,789	$8,431,087
See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
	All-American		Intermediate Duration
	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19
Operations
Net investment income (loss)	$ 76,424,409	$ 141,349,165	$ 103,687,885	$ 180,880,545
Net realized gain (loss) from:
Investments	3,939,043	(19,913,373)	4,699,713	(2,783,240)
Futures contracts	(2,168,707)	(628,556)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	130,038,259	73,406,492	145,675,037	148,914,560
Futures contracts	830,072	(445,938)	—	—
Net increase (decrease) in net assets from operations	209,063,076	193,767,790	254,062,635	327,011,865
Distributions to Shareholders
Dividends:
Class A Shares	(29,773,131)	(50,446,500)	(8,683,820)	(15,325,260)
Class C Shares	(2,736,755)	(5,261,379)	(488,202)	(904,219)
Class C2 Shares	(1,954,746)	(5,152,395)	(440,904)	(1,176,490)
Class R6 Shares	(370,746)	(253,090)	—	—
Class I Shares	(43,882,140)	(77,130,331)	(98,361,415)	(157,314,478)
Decrease in net assets from distributions to shareholders	(78,717,518)	(138,243,695)	(107,974,341)	(174,720,447)
Fund Share Transactions
Proceeds from sale of shares	1,202,996,253	1,336,662,890	1,816,067,086	2,686,032,240
Proceeds from shares issued to shareholders due to reinvestment of distributions	59,445,378	102,559,302	67,319,454	110,724,041
	1,262,441,631	1,439,222,192	1,883,386,540	2,796,756,281
Cost of shares redeemed	(359,681,484)	(1,136,957,452)	(546,124,455)	(1,537,445,232)
Net increase (decrease) in net assets from Fund share transactions	902,760,147	302,264,740	1,337,262,085	1,259,311,049
Net increase (decrease) in net assets	1,033,105,705	357,788,835	1,483,350,379	1,411,602,467
Net assets at the beginning of period	4,072,934,995	3,715,146,160	6,832,781,319	5,421,178,852
Net assets at the end of period	$5,106,040,700	$ 4,072,934,995	$8,316,131,698	$ 6,832,781,319

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)
	Limited Term		Short Term
	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19
Operations
Net investment income (loss)	$ 57,282,496	$ 105,528,014	$ 4,992,163	$ 9,110,450
Net realized gain (loss) from:
Investments	(756,548)	(5,286,979)	61,509	(621,363)
Futures contracts	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	50,611,841	114,801,312	3,377,415	6,538,588
Futures contracts	—	—	—	—
Net increase (decrease) in net assets from operations	107,137,789	215,042,347	8,431,087	15,027,675
Distributions to Shareholders
Dividends:
Class A Shares	(10,276,175)	(18,889,874)	(1,125,427)	(2,046,710)
Class C Shares	(475,485)	(941,916)	(23,715)	(38,677)
Class C2 Shares	(1,399,870)	(3,531,968)	(30,328)	(66,263)
Class R6 Shares	—	—	—	—
Class I Shares	(43,467,232)	(73,007,938)	(3,592,935)	(6,151,997)
Decrease in net assets from distributions to shareholders	(55,618,762)	(96,371,696)	(4,772,405)	(8,303,647)
Fund Share Transactions
Proceeds from sale of shares	1,065,695,143	2,340,031,019	73,096,788	307,629,211
Proceeds from shares issued to shareholders due to reinvestment of distributions	37,626,767	67,418,763	3,130,548	4,898,889
	1,103,321,910	2,407,449,782	76,227,336	312,528,100
Cost of shares redeemed	(811,046,654)	(1,829,618,621)	(95,345,310)	(303,905,079)
Net increase (decrease) in net assets from Fund share transactions	292,275,256	577,831,161	(19,117,974)	8,623,021
Net increase (decrease) in net assets	343,794,283	696,501,812	(15,459,292)	15,347,049
Net assets at the beginning of period	5,306,317,326	4,609,815,514	602,805,046	587,457,997
Net assets at the end of period	$5,650,111,609	$ 5,306,317,326	$587,345,754	$ 602,805,046
See accompanying notes to financial statements.

Financial Highlights
(Unaudited)
All-American
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/88)
March 31, 2020(e)	$11.60	$0.19	$ 0.36	$ 0.55	$(0.20)	$ —	$(0.20)	$11.95
March 31, 2019	11.44	0.42	0.15	0.57	(0.41)	—	(0.41)	11.60
March 31, 2018	11.34	0.43	0.10	0.53	(0.43)	—	(0.43)	11.44
March 31, 2017(f)	11.80	0.39	(0.46)	(0.07)	(0.39)	—	(0.39)	11.34
April 30, 2016	11.57	0.43	0.23	0.66	(0.43)	—	(0.43)	11.80
April 30, 2015	11.23	0.46	0.36	0.82	(0.48)	—	(0.48)	11.57
April 30, 2014	11.76	0.49	(0.56)	(0.07)	(0.46)	—	(0.46)	11.23
Class C (2/14)
March 31, 2020(e)	11.60	0.15	0.35	0.50	(0.16)	—	(0.16)	11.94
March 31, 2019	11.44	0.33	0.15	0.48	(0.32)	—	(0.32)	11.60
March 31, 2018	11.35	0.33	0.10	0.43	(0.34)	—	(0.34)	11.44
March 31, 2017(f)	11.80	0.31	(0.46)	(0.15)	(0.30)	—	(0.30)	11.35
April 30, 2016	11.58	0.33	0.23	0.56	(0.34)	—	(0.34)	11.80
April 30, 2015	11.24	0.36	0.37	0.73	(0.39)	—	(0.39)	11.58
April 30, 2014(g)	10.99	0.02	0.32	0.34	(0.09)	—	(0.09)	11.24
Class C2 (6/93)(h)
March 31, 2020(e)	11.61	0.16	0.35	0.51	(0.17)	—	(0.17)	11.95
March 31, 2019	11.44	0.36	0.15	0.51	(0.34)	—	(0.34)	11.61
March 31, 2018	11.35	0.36	0.09	0.45	(0.36)	—	(0.36)	11.44
March 31, 2017(f)	11.80	0.33	(0.45)	(0.12)	(0.33)	—	(0.33)	11.35
April 30, 2016	11.58	0.36	0.23	0.59	(0.37)	—	(0.37)	11.80
April 30, 2015	11.24	0.40	0.36	0.76	(0.42)	—	(0.42)	11.58
April 30, 2014	11.76	0.43	(0.55)	(0.12)	(0.40)	—	(0.40)	11.24
Class R6 (6/16)
March 31, 2020(e)	11.66	0.21	0.36	0.57	(0.22)	—	(0.22)	12.01
March 31, 2019	11.49	0.45	0.15	0.60	(0.43)	—	(0.43)	11.66
March 31, 2018	11.39	0.46	0.09	0.55	(0.45)	—	(0.45)	11.49
March 31, 2017(i)	12.09	0.34	(0.71)	(0.37)	(0.33)	—	(0.33)	11.39
Class I (2/97)
March 31, 2020(e)	11.65	0.21	0.35	0.56	(0.21)	—	(0.21)	12.00
March 31, 2019	11.49	0.44	0.15	0.59	(0.43)	—	(0.43)	11.65
March 31, 2018	11.39	0.45	0.10	0.55	(0.45)	—	(0.45)	11.49
March 31, 2017(f)	11.85	0.41	(0.46)	(0.05)	(0.41)	—	(0.41)	11.39
April 30, 2016	11.62	0.45	0.24	0.69	(0.46)	—	(0.46)	11.85
April 30, 2015	11.28	0.49	0.35	0.84	(0.50)	—	(0.50)	11.62
April 30, 2014	11.80	0.51	(0.55)	(0.04)	(0.48)	—	(0.48)	11.28

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

4.78%	$1,958,260	0.70%*	0.67%*	3.29%*	4%
5.11	1,554,833	0.73	0.69	3.68	29
4.66	1,325,011	0.72	0.69	3.69	14
(0.66)	1,136,311	0.73*	0.70*	3.66*	24
5.85	1,170,705	0.70	0.70	3.68	13
7.38	989,477	0.71	0.71	4.01	18
(0.42)	907,137	0.72	0.72	4.46	13

4.29	225,516	1.50*	1.47*	2.49*	4
4.29	195,053	1.53	1.49	2.88	29
3.76	186,999	1.52	1.49	2.89	14
(1.38)	163,496	1.52*	1.49*	2.87*	24
5.04	116,024	1.50	1.50	2.86	13
6.54	48,472	1.51	1.51	3.09	18
3.06	4,923	1.50*	1.50*	3.39*	13

4.40	131,273	1.25*	1.22*	2.75*	4
4.60	142,450	1.28	1.24	3.12	29
3.98	217,048	1.27	1.24	3.15	14
(1.07)	264,617	1.28*	1.25*	3.11*	24
5.22	308,100	1.25	1.25	3.13	13
6.82	328,649	1.26	1.26	3.47	18
(0.90)	353,220	1.27	1.27	3.91	13

4.88	27,666	0.47*	0.44*	3.48*	4
5.40	12,469	0.49	0.45	3.90	29
4.86	6,725	0.48	0.45	3.94	14
(3.04)	6,674	0.49*	0.46*	3.95*	24

4.86	2,763,325	0.50*	0.47*	3.49*	4
5.31	2,168,129	0.53	0.49	3.88	29
4.86	1,979,364	0.52	0.49	3.89	14
(0.47)	1,654,217	0.53*	0.50*	3.86*	24
6.05	1,417,738	0.50	0.50	3.88	13
7.57	1,134,001	0.51	0.51	4.21	18
(0.14)	962,101	0.52	0.52	4.66	13
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities and the interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended September 30, 2019.
(f)	For the eleven months ended March 31, 2017.
(g)	For the period February 10, 2014 (commencement of operations) through April 30, 2014.
(h)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(i)	For the period June 30, 2016 (commencement of operations) through March 31, 2017.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Intermediate Duration
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (6/95)
March 31, 2020(f)	$9.29	$0.12	$ 0.19	$ 0.31	$(0.13)	$ —	$(0.13)	$9.47
March 31, 2019	9.07	0.26	0.21	0.47	(0.25)	—	(0.25)	9.29
March 31, 2018	9.03	0.27	0.02	0.29	(0.25)	—	(0.25)	9.07
March 31, 2017(g)	9.40	0.23	(0.36)	(0.13)	(0.23)	(0.01)	(0.24)	9.03
April 30, 2016	9.22	0.26	0.18	0.44	(0.26)	—	(0.26)	9.40
April 30, 2015	9.13	0.26	0.10	0.36	(0.27)	—	(0.27)	9.22
April 30, 2014	9.38	0.29	(0.26)	0.03	(0.28)	—	(0.28)	9.13
Class C (2/14)
March 31, 2020(f)	9.29	0.08	0.19	0.27	(0.09)	—	(0.09)	9.47
March 31, 2019	9.08	0.19	0.20	0.39	(0.18)	—	(0.18)	9.29
March 31, 2018	9.03	0.19	0.04	0.23	(0.18)	—	(0.18)	9.08
March 31, 2017(g)	9.40	0.16	(0.35)	(0.19)	(0.17)	(0.01)	(0.18)	9.03
April 30, 2016	9.23	0.18	0.18	0.36	(0.19)	—	(0.19)	9.40
April 30, 2015	9.14	0.19	0.10	0.29	(0.20)	—	(0.20)	9.23
April 30, 2014(h)	9.05	0.01	0.12	0.13	(0.04)	—	(0.04)	9.14
Class C2 (6/95)(i)
March 31, 2020(f)	9.29	0.09	0.20	0.29	(0.10)	—	(0.10)	9.48
March 31, 2019	9.09	0.21	0.19	0.40	(0.20)	—	(0.20)	9.29
March 31, 2018	9.04	0.22	0.04	0.26	(0.21)	—	(0.21)	9.09
March 31, 2017(g)	9.41	0.18	(0.35)	(0.17)	(0.19)	(0.01)	(0.20)	9.04
April 30, 2016	9.24	0.21	0.17	0.38	(0.21)	—	(0.21)	9.41
April 30, 2015	9.15	0.22	0.09	0.31	(0.22)	—	(0.22)	9.24
April 30, 2014	9.41	0.24	(0.27)	(0.03)	(0.23)	—	(0.23)	9.15
Class I (11/76)
March 31, 2020(f)	9.31	0.13	0.20	0.33	(0.14)	—	(0.14)	9.50
March 31, 2019	9.10	0.28	0.20	0.48	(0.27)	—	(0.27)	9.31
March 31, 2018	9.05	0.29	0.03	0.32	(0.27)	—	(0.27)	9.10
March 31, 2017(g)	9.42	0.25	(0.36)	(0.11)	(0.25)	(0.01)	(0.26)	9.05
April 30, 2016	9.25	0.28	0.17	0.45	(0.28)	—	(0.28)	9.42
April 30, 2015	9.16	0.28	0.10	0.38	(0.29)	—	(0.29)	9.25
April 30, 2014	9.41	0.31	(0.26)	0.05	(0.30)	—	(0.30)	9.16

	Ratios/Supplemental Data
		Ratios to Average Net Assets (c)
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

3.31%	$ 695,420	0.66%*	0.66%*	2.55%*	8%
5.29	603,262	0.67	0.67	2.86	15
3.25	525,754	0.68	0.68	2.90	18
(1.40)	505,589	0.69*	0.69*	2.70*	24
4.83	1,076,822	0.68	0.68	2.77	18
3.95	773,091	0.70	0.70	2.86	19
0.39	876,456	0.70	0.70	3.20	17

2.91	55,365	1.46*	1.46*	1.75*	8
4.35	48,182	1.47	1.47	2.06	15
2.56	46,897	1.48	1.48	2.11	18
(2.10)	45,483	1.49*	1.49*	1.91*	24
3.91	35,070	1.48	1.48	1.99	18
3.14	17,706	1.50	1.50	2.03	19
1.49	2,412	1.49*	1.49*	2.17*	17

3.15	38,620	1.21*	1.21*	2.00*	8
4.51	43,300	1.22	1.22	2.31	15
2.82	66,052	1.23	1.23	2.36	18
(1.86)	85,193	1.24*	1.24*	2.16*	24
4.17	101,168	1.24	1.24	2.28	18
3.40	112,700	1.25	1.25	2.32	19
(0.25)	126,951	1.25	1.25	2.65	17

3.51	7,526,726	0.46*	0.46*	2.75*	8
5.37	6,138,037	0.47	0.47	3.06	15
3.56	4,782,475	0.48	0.48	3.11	18
(1.22)	4,485,912	0.49*	0.49*	2.91*	24
4.91	3,979,824	0.49	0.49	3.02	18
4.14	3,574,561	0.50	0.50	3.07	19
0.59	3,210,180	0.50	0.50	3.40	17

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The Fund has a fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 – Management Fees and Other Transactions with Affiliates, Management Fees for more information.
(d)	The expense ratios reflect, among other things, the interest expense and fees paid on borrowings, as described in Note 8 – Borrowing Arrangements.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended September 30, 2019.
(g)	For the eleven months ended March 31, 2017.
(h)	For the period February 10, 2014 (commencement of operations) through April 30, 2014.
(i)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Limited Term
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/87)
March 31, 2020(f)	$11.08	$0.11	$ 0.11	$ 0.22	$(0.11)	$ —	$(0.11)	$11.19
March 31, 2019	10.83	0.23	0.23	0.46	(0.21)	—	(0.21)	11.08
March 31, 2018	10.88	0.21	(0.06)	0.15	(0.20)	—	(0.20)	10.83
March 31, 2017(g)	11.17	0.17	(0.28)	(0.11)	(0.18)	—	(0.18)	10.88
April 30, 2016	11.10	0.20	0.08	0.28	(0.21)	—	(0.21)	11.17
April 30, 2015	11.12	0.21	(0.02)	0.19	(0.21)	—	(0.21)	11.10
April 30, 2014	11.27	0.22	(0.16)	0.06	(0.21)	—	(0.21)	11.12
Class C (2/14)
March 31, 2020(f)	11.04	0.07	0.10	0.17	(0.06)	—	(0.06)	11.15
March 31, 2019	10.78	0.14	0.24	0.38	(0.12)	—	(0.12)	11.04
March 31, 2018	10.83	0.12	(0.06)	0.06	(0.11)	—	(0.11)	10.78
March 31, 2017(g)	11.12	0.09	(0.28)	(0.19)	(0.10)	—	(0.10)	10.83
April 30, 2016	11.06	0.12	0.07	0.19	(0.13)	—	(0.13)	11.12
April 30, 2015	11.08	0.15	(0.02)	0.13	(0.15)	—	(0.15)	11.06
April 30, 2014(h)	11.06	0.01	0.04	0.05	(0.03)	—	(0.03)	11.08
Class C2 (12/95)(i)
March 31, 2020(f)	11.06	0.09	0.11	0.20	(0.09)	—	(0.09)	11.17
March 31, 2019	10.80	0.19	0.24	0.43	(0.17)	—	(0.17)	11.06
March 31, 2018	10.85	0.17	(0.06)	0.11	(0.16)	—	(0.16)	10.80
March 31, 2017(g)	11.13	0.14	(0.28)	(0.14)	(0.14)	—	(0.14)	10.85
April 30, 2016	11.06	0.17	0.06	0.23	(0.16)	—	(0.16)	11.13
April 30, 2015	11.08	0.17	(0.02)	0.15	(0.17)	—	(0.17)	11.06
April 30, 2014	11.23	0.18	(0.16)	0.02	(0.17)	—	(0.17)	11.08
Class I (2/97)
March 31, 2020(f)	11.04	0.12	0.12	0.24	(0.12)	—	(0.12)	11.16
March 31, 2019	10.79	0.25	0.23	0.48	(0.23)	—	(0.23)	11.04
March 31, 2018	10.83	0.23	(0.05)	0.18	(0.22)	—	(0.22)	10.79
March 31, 2017(g)	11.12	0.19	(0.28)	(0.09)	(0.20)	—	(0.20)	10.83
April 30, 2016	11.05	0.23	0.06	0.29	(0.22)	—	(0.22)	11.12
April 30, 2015	11.06	0.23	(0.01)	0.22	(0.23)	—	(0.23)	11.05
April 30, 2014	11.21	0.24	(0.16)	0.08	(0.23)	—	(0.23)	11.06

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

1.98%	$1,100,675	0.63%*	0.62%*	2.00%*	0.63%*	0.62%*	2.00%*	9%
4.27	1,015,540	0.63	0.63	2.07	0.63	0.63	2.07	27
1.36	998,226	0.62	0.62	1.92	0.62	0.62	1.92	21
(0.99)	1,094,434	0.63*	0.63*	1.72*	0.63*	0.63*	1.72*	26
2.50	1,208,642	0.63	0.63	1.84	0.63	0.63	1.84	20
1.72	1,168,646	0.64	0.64	1.89	0.64	0.64	1.89	20
0.55	1,279,131	0.65	0.65	1.99	0.65	0.65	1.99	20

1.58	82,667	1.43*	1.42*	1.20*	1.43*	1.42*	1.20*	9
3.52	83,991	1.43	1.43	1.27	1.43	1.43	1.27	27
0.53	93,327	1.42	1.42	1.12	1.42	1.42	1.12	21
(1.74)	112,035	1.43*	1.43*	0.92*	1.43*	1.43*	0.92*	26
1.71	90,330	1.43	1.43	1.04	1.36	1.36	1.11	20
1.18	51,973	1.43	1.43	1.07	1.18	1.18	1.32	20
0.49	9,695	1.43*	1.43*	1.10*	1.18*	1.18*	1.35*	20

1.79	161,402	0.98*	0.97*	1.65*	0.98*	0.97*	1.65*	9
3.97	192,174	0.98	0.98	1.71	0.98	0.98	1.71	27
0.97	292,436	0.97	0.97	1.57	0.97	0.97	1.57	21
(1.25)	383,282	0.98*	0.98*	1.37*	0.98*	0.98*	1.37*	26
2.12	461,558	0.98	0.98	1.50	0.98	0.98	1.50	20
1.34	528,287	0.99	0.99	1.54	0.99	0.99	1.54	20
0.17	623,242	1.00	1.00	1.64	1.00	1.00	1.64	20

2.17	4,305,367	0.43*	0.42*	2.20*	0.43*	0.42*	2.20*	9
4.46	4,014,613	0.43	0.43	2.27	0.43	0.43	2.27	27
1.62	3,225,826	0.42	0.42	2.12	0.42	0.42	2.12	21
(0.85)	3,012,577	0.43*	0.43*	1.92*	0.43*	0.43*	1.92*	26
2.68	2,744,568	0.43	0.43	2.04	0.43	0.43	2.04	20
1.99	2,221,891	0.44	0.44	2.09	0.44	0.44	2.09	20
0.72	1,781,216	0.45	0.45	2.19	0.45	0.45	2.19	20

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. During the fiscal years ended April 30, 2014 through April 30, 2016, the Adviser agreed to waive 0.25% of the 12b-1 distribution and/or service fees for Class C Shares through August 31, 2015. After August 31, 2015, the Adviser is no longer waiving fees or reimbursing expenses for Class C Shares.
(d)	The expense ratios reflect, among other things, the interest expense and fees paid on borrowings, as described in Note 8 – Borrowing Arrangements.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(f)	For the six months ended September 30, 2019.
(g)	For the eleven months ended March 31, 2017.
(h)	For the period February 10, 2014 (commencement of operations) through April 30, 2014.
(i)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Short Term
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/02)
March 31, 2020(e)	$10.09	$ 0.08	$ 0.06	$ 0.14	$(0.08)	$ —	$(0.08)	$10.15
March 31, 2019	9.98	0.14	0.10	0.24	(0.13)	—	(0.13)	10.09
March 31, 2018	10.04	0.11	(0.07)	0.04	(0.10)	—	(0.10)	9.98
March 31, 2017(f)	10.12	0.09	(0.08)	0.01	(0.09)	—	(0.09)	10.04
April 30, 2016	10.11	0.10	—**	0.10	(0.09)	—	(0.09)	10.12
April 30, 2015	10.15	0.10	(0.04)	0.06	(0.10)	—	(0.10)	10.11
April 30, 2014	10.20	0.12	(0.05)	0.07	(0.12)	—	(0.12)	10.15
Class C (2/14)
March 31, 2020(e)	10.06	0.04	0.06	0.10	(0.04)	—	(0.04)	10.12
March 31, 2019	9.96	0.06	0.09	0.15	(0.05)	—	(0.05)	10.06
March 31, 2018	10.02	0.03	(0.07)	(0.04)	(0.02)	—	(0.02)	9.96
March 31, 2017(f)	10.11	0.02	(0.09)	(0.07)	(0.02)	—	(0.02)	10.02
April 30, 2016	10.10	0.03	0.01	0.04	(0.03)	—	(0.03)	10.11
April 30, 2015	10.14	0.06	(0.04)	0.02	(0.06)	—	(0.06)	10.10
April 30, 2014(g)	10.15	—**	0.01	0.01	(0.02)	—	(0.02)	10.14
Class C2 (8/11)(h)
March 31, 2020(e)	10.08	0.06	0.06	0.12	(0.06)	—	(0.06)	10.14
March 31, 2019	9.97	0.11	0.09	0.20	(0.09)	—	(0.09)	10.08
March 31, 2018	10.03	0.07	(0.06)	0.01	(0.07)	—	(0.07)	9.97
March 31, 2017(f)	10.11	0.06	(0.08)	(0.02)	(0.06)	—	(0.06)	10.03
April 30, 2016	10.10	0.06	0.01	0.07	(0.06)	—	(0.06)	10.11
April 30, 2015	10.14	0.06	(0.04)	0.02	(0.06)	—	(0.06)	10.10
April 30, 2014	10.18	0.08	(0.03)	0.05	(0.09)	—	(0.09)	10.14
Class I (10/02)
March 31, 2020(e)	10.10	0.09	0.06	0.15	(0.09)	—	(0.09)	10.16
March 31, 2019	9.99	0.16	0.10	0.26	(0.15)	—	(0.15)	10.10
March 31, 2018	10.04	0.13	(0.06)	0.07	(0.12)	—	(0.12)	9.99
March 31, 2017(f)	10.13	0.11	(0.10)	0.01	(0.10)	—	(0.10)	10.04
April 30, 2016	10.11	0.12	0.01	0.13	(0.11)	—	(0.11)	10.13
April 30, 2015	10.15	0.12	(0.04)	0.08	(0.12)	—	(0.12)	10.11
April 30, 2014	10.20	0.14	(0.05)	0.09	(0.14)	—	(0.14)	10.15

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

1.36%	$146,698	0.70%*	1.56%*	0.70%*	1.56%*	13%
2.42	156,526	0.72	1.44	0.72	1.44	45
0.41	168,828	0.72	1.09	0.72	1.09	28
0.08	187,573	0.71*	0.97*	0.71*	0.97*	44
1.01	174,484	0.71	0.97	0.71	0.97	24
0.57	184,317	0.71	0.97	0.71	0.97	36
0.74	201,145	0.71	1.16	0.71	1.16	35

0.95	7,547	1.50*	0.76*	1.50*	0.76*	13
1.53	6,879	1.52	0.64	1.52	0.64	45
(0.37)	8,193	1.52	0.29	1.52	0.29	28
(0.73)	10,069	1.51*	0.17*	1.51*	0.17*	44
0.41	6,971	1.51	0.17	1.38	0.30	24
0.22	4,615	1.50	0.16	1.05	0.61	36
0.08	822	1.57*	0.18*	1.08*	0.63*	35

1.18	4,839	1.05*	1.21*	1.05*	1.21*	13
2.05	6,147	1.06	1.07	1.06	1.07	45
0.05	9,384	1.07	0.74	1.07	0.74	28
(0.25)	12,097	1.06*	0.62*	1.06*	0.62*	44
0.65	13,325	1.06	0.62	1.06	0.62	24
0.22	16,524	1.06	0.63	1.06	0.63	36
0.48	28,134	1.06	0.82	1.06	0.82	35

1.45	428,262	0.50*	1.76*	0.50*	1.76*	13
2.62	433,253	0.52	1.64	0.52	1.64	45
0.69	401,052	0.51	1.29	0.51	1.29	28
0.14	430,038	0.51*	1.17*	0.51*	1.17*	44
1.29	454,620	0.51	1.16	0.51	1.16	24
0.75	515,315	0.50	1.17	0.50	1.17	36
0.92	497,363	0.51	1.37	0.51	1.37	35

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. During the fiscal years ended April 30, 2014 through April 30, 2016, the Advisor agreed to waive 0.45% of the 12b-1 distribution and/or service fees for Class C Shares through August 31, 2015. After August 31, 2015, the Adviser is no longer waiving fees or reimbursing expenses for Class C Shares.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended September 30, 2019.
(f)	For the eleven months ended March 31, 2017.
(g)	For the period February 10, 2014 (commencement of operations) through April 30, 2014.
(h)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
*	Annualized.
**	Rounds to less than $.01 per share.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the "1940 Act") as amended. Nuveen Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund (“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
The end of the reporting period for the Funds is September 30, 2019, and the period covered by these Notes to Financial Statements is the six-months ended September 30, 2019 (the "current fiscal period”).
Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge and incur a 0.20% annual 12b-1 service fee. Class A Share purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for shares of Short Term) of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. The Funds will issue Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purposes of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts. Class C2 Shares incur a 0.55% (0.35% for Limited Term and Short Term) annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class C and C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class R6 Shares and Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
Neither Trust pays compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the “Board”) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Investment Income, is comprised of interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, and is recorded on an accrual basis. Investment Income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.
Sub-transfer agent fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
FASB Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities
The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. During the current fiscal period, ASU 2017-08 became effective for the Funds and it did not have a material impact on the Funds' financial statements.
Fair Value Measurement: Disclosure Framework
During August 2018, the FASB issued ASU 2018-13 (“ASU 2018-13”), Fair Value Measurement: Disclosure Framework  –  Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required by Topic 820, Fair Value Measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has early implemented this guidance and it did not have a material impact on the Funds’ financial statements.
3.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
The Funds' investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the report-

Notes to Financial Statements (Unaudited) (continued)
ing entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
All-American	Level 1	Level 2	Level 3	Total
Long-Tem Investments*:
Municipal Bonds	$ —	$5,098,750,743	$ —	$5,098,750,743
Corporate Bonds	—	—	665,958***	665,958
Investments in Derivatives:
Futures Contracts**	384,134	—	—	384,134
Total	$384,134	$5,098,750,743	$665,958	$5,099,800,835

Intermediate Duration	Level 1	Level 2	Level 3	Total
Long-Tem Investments*:
Municipal Bonds	$ —	$8,019,080,942	$ —	$8,019,080,942
Short-Term Investments*:
Municipal Bonds	—	265,127,363	—	265,127,363
Total	$ —	$8,284,208,305	$ —	$8,284,208,305

Limited Term	Level 1	Level 2	Level 3	Total
Long-Tem Investments*:
Municipal Bonds	$ —	$5,529,464,753	$ —	$5,529,464,753
Short-Term Investments*:
Municipal Bonds	—	134,741,737	—	134,741,737
Total	$ —	$5,664,206,490	$ —	$5,664,206,490

Short Term	Level 1	Level 2	Level 3	Total
Long-Tem Investments*:
Municipal Bonds	$ —	$565,777,049	$ —	$565,777,049
Short-Term Investments*:
Municipal Bonds	—	17,410,744	—	17,410,744
Total	$ —	$583,187,793	$ —	$583,187,793

*	Refer to the Fund's Portfolio of Investments for state and or/industry classifications, where applicable.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
***	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

Notes to Financial Statements (Unaudited) (continued)
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding	All-American	Intermediate Duration	Limited Term	Short Term
Floating rate obligations: self-deposited Inverse Floaters	$63,845,000	$ —	$ —	$ —
Floating rate obligations: externally-deposited Inverse Floaters	17,285,000	12,490,000	—	—
Total	$81,130,000	$12,490,000	$ —	$ —
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Self-Deposited Inverse Floaters	All-American	Intermediate Duration	Limited Term	Short Term
Average floating rate obligations outstanding	$64,320,164	$ —	$ —	$ —
Average annual interest rate and fees	2.13%	—%	—%	—%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, All-American had outstanding borrowings under such liquidity facilities in the amount of $2,998,462 which are recognized as a component of "Floating rate obligations" on the Statement of Assets and Liabilities As of the end of the reporting period, there were no loans outstanding under such facilities in any of the other Funds.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts	All-American	Intermediate Duration	Limited Term	Short Term
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$63,845,000	$ —	$ —	$ —

Floating Rate Obligations - Recourse Trusts	All-American	Intermediate Duration	Limited Term	Short Term
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	8,370,000	12,490,000	—	—
Total	$72,215,000	$12,490,000	$ —	$ —
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period, were as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Purchases	$1,070,361,400	$1,990,429,432	$1,020,329,951	$77,204,228
Sales and maturities	173,349,570	582,560,831	463,462,900	75,762,898
Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Funds' outstanding when-issued/delayed delivery purchase commitments were as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Outstanding when-issued/delayed delivery purchase commitments	$60,371,549	$88,309,893	$137,103,185	$4,377,611
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to- market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, All-American managed the duration of its portfolio by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Notes to Financial Statements (Unaudited) (continued)
All-American
Average notional amount of futures contracts outstanding*	$32,314,879

*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the the end of each fiscal quarter within the current fiscal period.
The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
	Location on the Statement of Assets and Liabilities
		Asset Derivatives		(Liability) Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
All-American
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	$384,134	—	$ —
* Value represents unrealized appreciation (depreciation) of futures contracts as reported on the Fund’s Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in net Unrealized Appreciation (Depreciation) of Futures Contracts
All-American	Interest rate	Futures contracts	$(2,168,707)	$830,072
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 9/30/19		Year Ended 3/31/19
All-American	Shares	Amount	Shares	Amount
Shares sold:
Class A	40,381,229	$ 477,236,907	44,885,366	$ 510,454,387
Class A – automatic conversion of Class C Shares	3,569	42,202	—	—
Class A – automatic conversion of Class C2 Shares	4,947	58,547	369,166	4,226,950
Class C	3,180,129	37,666,669	4,082,141	46,333,449
Class C2	40,762	482,913	274,332	3,111,090
Class R6	1,407,066	16,716,449	610,541	6,998,807
Class I	56,499,604	670,792,566	67,092,270	765,538,207
Shares issued to shareholders due to reinvestment of distributions:
Class A	2,156,995	25,581,679	3,766,619	42,860,757
Class C	190,696	2,259,390	387,058	4,403,986
Class C2	124,964	1,481,009	351,352	4,000,384
Class R6	30,022	358,261	21,075	241,184
Class I	2,499,834	29,765,039	4,468,238	51,052,991
	106,519,817	1,262,441,631	126,308,158	1,439,222,192
Shares redeemed:
Class A	(12,652,908)	(149,371,368)	(30,801,045)	(349,410,608)
Class C	(1,301,150)	(15,374,776)	(3,998,324)	(45,381,644)
Class C – automatic conversion to Class A Shares	(3,571)	(42,202)	—	—
Class C2	(1,451,560)	(17,175,950)	(6,949,555)	(79,294,817)
Class C2 – automatic conversion to Class A Shares	(4,943)	(58,547)	(368,844)	(4,226,950)
Class R6	(202,357)	(2,436,662)	(147,294)	(1,682,675)
Class I	(14,784,548)	(175,221,979)	(57,735,354)	(656,960,758)
	(30,401,037)	(359,681,484)	(100,000,416)	(1,136,957,452)
Net increase (decrease)	76,118,780	$ 902,760,147	26,307,742	$ 302,264,740

	Six Months Ended 9/30/19		Year Ended 3/31/19
Intermediate Duration	Shares	Amount	Shares	Amount
Shares sold:
Class A	13,519,292	$ 127,248,198	20,354,573	$ 185,136,034
Class A – automatic conversion of Class C2 Shares	1,704	15,817	122,797	1,121,138
Class C	1,147,779	10,821,072	1,484,544	13,509,150
Class C2	30,588	288,310	93,556	849,989
Class I	177,851,975	1,677,693,689	272,722,979	2,485,415,929
Shares issued to shareholders due to reinvestment of distributions:
Class A	804,997	7,592,950	1,449,600	13,210,677
Class C	44,054	415,409	85,424	778,462
Class C2	35,493	334,903	98,697	899,888
Class I	6,234,410	58,976,192	10,487,256	95,835,014
	199,670,292	1,883,386,540	306,899,426	2,796,756,281
Shares redeemed:
Class A	(5,863,892)	(55,230,937)	(14,898,708)	(135,493,790)
Class C	(533,575)	(5,020,410)	(1,548,756)	(14,072,502)
Class C2	(648,295)	(6,097,323)	(2,681,340)	(24,445,304)
Class C2 – automatic conversion to Class A Shares	(1,702)	(15,817)	(122,663)	(1,121,138)
Class I	(50,807,263)	(479,759,968)	(149,655,811)	(1,362,312,498)
	(57,854,727)	(546,124,455)	(168,907,278)	(1,537,445,232)
Net increase (decrease)	141,815,565	$1,337,262,085	137,992,148	$ 1,259,311,049

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 9/30/19		Year Ended 3/31/19
Limited Term	Shares	Amount	Shares	Amount
Shares sold:
Class A	16,321,990	$ 182,553,057	29,184,682	$ 318,224,542
Class A – automatic conversion of Class C2 Shares	14,427	161,630	196,511	2,140,101
Class C	685,876	7,644,867	2,039,063	22,105,146
Class C2	33,134	371,082	136,046	1,478,708
Class I	78,450,521	874,964,507	183,860,174	1,996,082,522
Shares issued to shareholders due to reinvestment of distributions:
Class A	785,521	8,790,787	1,478,557	16,130,854
Class C	36,153	403,043	73,469	798,511
Class C2	96,127	1,073,210	255,740	2,781,883
Class I	2,452,863	27,359,727	4,388,095	47,707,515
	98,876,612	1,103,321,910	221,612,337	2,407,449,782
Shares redeemed:
Class A	(10,436,732)	(116,589,684)	(31,421,757)	(342,314,498)
Class C	(917,052)	(10,197,792)	(3,159,190)	(34,322,053)
Class C2	(3,045,871)	(33,998,209)	(9,894,171)	(107,597,791)
Class C2 – automatic conversion to Class A Shares	(14,464)	(161,630)	(197,052)	(2,140,101)
Class I	(58,509,905)	(650,099,339)	(123,784,656)	(1,343,244,178)
	(72,924,024)	(811,046,654)	(168,456,826)	(1,829,618,621)
Net increase (decrease)	25,952,588	$ 292,275,256	53,155,511	$ 577,831,161

	Six Months Ended 9/30/19		Year Ended 3/31/19
Short Term	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,887,752	$ 19,138,793	8,664,657	$ 86,445,049
Class A – automatic conversion of Class C Shares	3,196	32,254	—	—
Class A – automatic conversion of Class C2 Shares	33,058	336,395	6,129	61,289
Class C	167,682	1,697,585	462,792	4,602,316
Class C2	461	4,685	27,088	269,876
Class I	5,108,867	51,887,076	21,616,358	216,250,681
Shares issued to shareholders due to reinvestment of distributions:
Class A	98,776	1,002,271	172,029	1,720,393
Class C	2,132	21,572	3,380	33,726
Class C2	2,958	29,978	6,475	64,673
Class I	204,450	2,076,727	307,594	3,080,097
	7,509,332	76,227,336	31,266,502	312,528,100
Shares redeemed:
Class A	(3,085,343)	(31,271,973)	(10,239,513)	(102,425,941)
Class C	(104,796)	(1,058,827)	(605,187)	(6,037,377)
Class C – automatic conversion to Class A Shares	(3,206)	(32,254)	—	—
Class C2	(103,039)	(1,041,090)	(358,632)	(3,581,329)
Class C2 – automatic conversion to Class A Shares	(33,090)	(336,395)	(6,135)	(61,289)
Class I	(6,070,751)	(61,604,771)	(19,157,751)	(191,799,143)
	(9,400,225)	(95,345,310)	(30,367,218)	(303,905,079)
Net increase (decrease)	(1,890,893)	$(19,117,974)	899,284	$ 8,623,021
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The tables below present the cost and unrealized appreciation (depreciation) of each Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2019.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
	All-American	Intermediate Duration	Limited Term	Short Term
Tax cost of investments	$4,667,850,139	$7,880,190,348	$5,523,578,188	$575,347,055
Gross unrealized:
Appreciation	$ 377,262,984	$ 421,466,309	$ 157,538,998	$ 8,468,134
Depreciation	(9,542,129)	(17,448,352)	(16,910,696)	(627,396)
Net unrealized appreciation (depreciation) of investments	$ 367,720,855	$ 404,017,957	$ 140,628,302	$ 7,840,738

All-American
Tax cost of futures contracts	$384,134
Net unrealized appreciation (depreciation) of futures contracts	—
Permanent differences, primarily due to federal taxes paid, taxable market discount and expiration of capital loss carryforwards, resulted in reclassifications among the Funds’ components of net assets as of March 31, 2019, the Funds' last tax year end.
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of March 31, 2019, the Funds’ last tax year end, were as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Undistributed net tax-exempt income[1]	$14,723,072	$28,811,589	$20,097,766	$2,629,170
Undistributed net ordinary income[2]	173,795	204,558	39,163	1,204
Undistributed net long-term capital gains	—	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period period March 1, 2019 through March 31, 2019 and paid on April 1, 2019.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended March 31, 2019 was designated for purposes of the dividends paid deduction as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Distributions from net tax-exempt income	$137,201,532	$170,967,589	$94,254,092	$8,133,742
Distributions from net ordinary income[2]	895,949	688,743	441,733	—
Distributions from net long-term capital gains	—	—	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of September 30, 2019, the Funds' last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	All-American	Intermediate Duration	Limited Term	Short Term
Not subject to expiration:
Short-term	$57,655,958	$12,385,181	$ 7,579,572	$ 248,748
Long-term	20,089,172	8,731,861	14,426,189	1,167,863
Total	$77,745,130	$21,117,042	$22,005,761	$1,416,611

Notes to Financial Statements (Unaudited) (continued)
As of March 31, 2019, the Funds’ last tax year end, the following Funds’ capital loss carryforwards expired as follows:
	All-American	Limited Term
Expired capital loss carryforwards	$881,168	$1,598,268
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	All- American	Intermediate Duration	Limited Term	Short Term
For the first $125 million	0.3000%	0.3000%	0.2500%	0.2500%
For the next $125 million	0.2875	0.2875	0.2375	0.2375
For the next $250 million	0.2750	0.2750	0.2250	0.2250
For the next $500 million	0.2625	0.2625	0.2125	0.2125
For the next $1 billion	0.2500	0.2500	0.2000	0.2000
For the next $3 billion	0.2250	0.2250	0.1750	0.1750
For the next $5 billion	0.2000	0.2000	0.1500	0.1500
For net assets of $10 billion and greater	0.1875	0.1875	0.1375	0.1375

The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and for All-American, Intermediate Duration and Short Term, making, as appropriate, an upward adjustment to that rate based upon the percentage of the fund’s assets that are not “eligible assets.” The complex level fee schedule for each Fund is as follows:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of September 30, 2019, the complex-level fee for each Fund was as follows:
Fund	Complex-Level Fee
All-American	0.1602%
Intermediate Duration	0.1602%
Limited Term	0.1570%
Short Term	0.1774%
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitation expiring July 31, 2020, may be terminated or modified prior to that date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the Funds.
Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap
Intermediate Duration	N/A	N/A	0.75%
N/A  –  Not applicable.

Notes to Financial Statements (Unaudited) (continued)
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Sub-Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.
During the current fiscal period, none of the the Funds engaged in inter-fund trades.
During the current fiscal period, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Sales charges collected	$4,519,568	$964,168	$888,225	$111,489
Paid to financial intermediaries	4,382,027	935,558	851,584	105,696
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Commission advances	$3,858,348	$934,010	$773,791	$88,300
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
12b-1 fees retained	$210,688	$52,477	$47,356	$3,163
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
CDSC retained	$29,566	$37,633	$53,938	$7,143
8.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.65 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2020 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “other expenses” on the Statement of Op-

erations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized the facility. Each Fund's maximum outstanding balance during the utilization period was as follows:
	All- American	Limited Term
Maximum outstanding balance	$47,500,000	$93,000,000
During the Fund's utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
	All- American	Limited Term
Utilization period (days outstanding)	30	30
Average daily balance outstanding	$12,586,667	$34,293,333
Average annual interest rate	3.36%	3.43%

Additional Fund Information
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodians
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
U.S. Bank National Association
1555 North RiverCenter Drive
Suite 302
Milwaukee, WI 53212
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Industrial Development Revenue Bond (IDR)  – A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper General & Insured Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Glossary of Terms Used in this Report (continued)
Lipper Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Short-Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Short-Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Short Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Short Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refundings: Pre-Refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.
S&P Municipal Bond Intermediate Index: An unleveraged, market value-weighted index containing all bonds in the S&P Municipal Bond Index that mature between 3 and 14.999 years. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short Index: An unleveraged, market value-weighted index containing all of the bonds in the S&P Municipal Bond Index with maturities between 6 months and 3.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short-Intermediate Index: An unleveraged, market value-weighted index containing all bonds in the S&P Municipal Bond Index that mature between 1 and 7.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Weighted Average Maturity: The average time to maturity of debt securities held in a Fund.
Weighted Average Portfolio Duration: The weighted average duration, including the effects of leverage, of a fund’s bonds and loans, which is a measure of the fund’s price sensitivity expressed in years.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Annual Investment Management Agreement Approval Process
At a meeting held on May 21-23, 2019 (the “May Meeting”), the Board of Trustees or Directors, as applicable (the “Board” and each Trustee or Director, a “Board Member”) of the Funds, including the Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub- Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. Following an initial two-year period, the Board, including the Independent Board Members, is required under the 1940 Act to review and approve each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”
In response to a request on behalf of the Independent Board Members by independent legal counsel, the Board received and reviewed prior to the May Meeting extensive materials specifically prepared for the annual review of Advisory Agreements by the Adviser as well as by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials provided in connection with the annual review covered a breadth of subject matter including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and investment team; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the Sub- Adviser; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the Nuveen funds. The Board Members held an in-person meeting on April 17-18, 2019 (the “April Meeting”), in part, to review and discuss the performance of the Nuveen funds and the Adviser’s evaluation of the various sub-advisers to the Nuveen funds. The Independent Board Members asked questions and requested additional information that was provided for the May Meeting.
The information prepared specifically for the annual review of the Advisory Agreements supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed were relevant to the review of the Advisory Agreements. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Nuveen funds; strategic plans of the Adviser which may impact the services it provides to the Nuveen funds; the review of the Nuveen funds and applicable investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees; and overall market and regulatory developments. The Board further continued its practice of seeking to meet periodically with the various sub-advisers to the Nuveen funds and their investment teams, when feasible. The Independent Board Members considered the review of the Advisory Agreements to be an ongoing process and employed the accumulated information, knowledge, and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Fund Advisers in their review of the Advisory Agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.

In deciding to renew the Advisory Agreements, the Independent Board Members did not identify a particular factor or information as determinative or controlling, but rather the decision reflected the comprehensive consideration of all the information provided, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements and its conclusions.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Board recognized that the Adviser provides a comprehensive set of services necessary to operate the Nuveen funds in a highly regulated industry and noted that the scope of such services has expanded over the years as a result of regulatory, market and other developments, such as the development of the liquidity management program and expanded compliance programs. Some of the functions the Adviser is responsible for include, but are not limited to: product management (such as analyzing a fund’s position in the marketplace, setting dividends, preparing shareholder and intermediary communications and other due diligence support); investment oversight (such as analyzing fund performance, sub-advisers and investment teams and analyzing trade executions of portfolio transactions, soft dollar practices and securities lending activities); securities valuation services (such as executing the daily valuation process for portfolio securities and developing and recommending changes to valuation policies and procedures); risk management (such as overseeing operational and investment risks, including stress testing); fund administration (such as preparing fund tax returns and other tax compliance services, overseeing the Nuveen funds’ independent public accountants and other service providers; managing fund budgets and expenses; and helping to fulfill the funds’ regulatory filing requirements); oversight of shareholder services and transfer agency functions (such as oversight and liaison of transfer agent service providers which include registered shareholder customer service and transaction processing); Board relations services (such as organizing and administering Board and committee meetings, preparing various reports to the Board and committees and providing other support services); compliance and regulatory oversight services (such as developing and maintaining a compliance program to ensure compliance with applicable laws and regulations, monitoring compliance with applicable fund policies and procedures and adherence to investment restrictions, and evaluating the compliance programs of the Nuveen fund sub-advisers and certain other service providers); and legal support and oversight of outside law firms (such as with respect to filing and updating registration statements; maintaining various regulatory registrations; and providing legal interpretations regarding fund activities, applicable regulations and implementation of policies and procedures). In reviewing the scope and quality of services, the Board recognized the continued efforts and resources the Adviser and its affiliates have employed to continue to enhance their services for the benefit of the complex as well as particular Nuveen funds over recent years. Such service enhancements have included, but are not limited to:
•	Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to enhance the shareholder outcomes through, among other things, repositioning funds, merging funds, introducing additional share classes, reviewing and updating investment policies and benchmarks, modifying the composition of certain portfolio management teams and analyzing various data to help devise such improvements;
•	Capital Initiatives – continuing to invest capital to support new funds with initial capital as well as to facilitate modifications to the strategies or structure of existing funds;
•	Compliance Program Initiatives – continuing efforts to enhance the compliance program through, among other things, internally integrating various portfolio management teams and aligning compliance support accordingly, completing a comprehensive review of existing policies and procedures and revising such policies and procedures as appropriate, enhancing compliance-related technologies and workflows, and optimizing compliance shared services across the organization and affiliates;
•	Risk Management and Valuation Services - continuing efforts to strengthen the risk management functions, including through, among other things, enhancing the interaction and reporting between the investment risk management team and various affiliates, increasing the efficiency of risk monitoring performed on the Nuveen funds through improved reporting, continuing to implement risk programs designed to provide a more disciplined and consistent approach to identifying and mitigating operational risks, continuing progress on implementing a liquidity program that complies with the new liquidity regulatory requirements and continuing to oversee the daily valuation process;
•	Additional Compliance Services – continuing investment of time and resources necessary to develop the compliance policies and procedures and other related tools necessary to meet the various new regulatory requirements affecting the Nuveen funds that have been adopted over recent years;
•	Government Relations – continuing efforts of various Nuveen teams and affiliates to advocate and communicate their positions with lawmakers and other regulatory bodies on issues that will impact the Nuveen funds;

Annual Investment Management Agreement Approval Process (continued)
•	Business Continuity, Disaster Recovery and Information Services – establishing an information security program to help identify and manage information security risks, periodically testing disaster recovery plans, maintaining and updating business continuity plans and providing reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, incident tracking and other relevant information technology risk-related reports; and
•	Expanded Dividend Management Services – continuing to expand the services necessary to manage the dividends among the varying types of Nuveen funds that have developed as the Nuveen complex has grown in size and scope.
In addition to the services provided by the Adviser, the Board also considered the risks borne by the Adviser and its affiliates in managing the Nuveen funds, including entrepreneurial, operational, reputational, regulatory and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio. The Board noted that the Adviser oversees the Sub-Adviser and considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the Sub-Adviser’s assets under management and changes thereto, a summary of the investment team and changes thereto, the investment approach of the team and the performance of the funds sub-advised by the Sub-Adviser over various periods. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance program and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered the investment performance of the Nuveen funds they advise. In this regard, the Board reviewed Fund performance over the quarter, one- , three- and five-year periods ending December 31, 2018 as well as performance data for the first quarter of 2019 ending March 29, 2019. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. Unless otherwise indicated, the performance data referenced below reflects the periods ended December 31, 2018. The Board considered the Adviser’s analysis of each fund’s performance, with particular focus on funds that were considered performance outliers and the factors contributing to their performance. The Board also noted that it received performance data of the Nuveen funds during its quarterly meetings throughout the year and took into account the discussions that occurred at these Board meetings regarding fund performance. In this regard, in its evaluation of Nuveen fund performance at meetings throughout the year, the Board considered performance information for the funds for different time periods, both absolute and relative to appropriate benchmarks and peers, with particular attention to information indicating underperformance of the respective funds and discussed with the Adviser the reasons for such underperformance.
The Board reviewed both absolute and relative fund performance during the annual review. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s) (such as differences in the use of leverage) will necessarily contribute to differences in performance results and limit the value of the comparative information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the funds as low, medium or high. Depending on the facts and circumstances, however, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below its benchmark or peer group for certain periods. In addition, the performance data may vary significantly depending on the end date selected, and shareholders may evaluate fund performance based on their own holding period which may differ from the performance periods reviewed by the Board leading to different results. Further, the Board considered a fund’s performance in light of the overall financial market conditions during the respective periods. As noted above, the Board reviewed, among other things, Nuveen fund performance over various periods ended December 31, 2018, and the Board was aware of the market decline in the fourth quarter of 2018 and considered performance from the first quarter of 2019 as well. The Board also noted that a shorter period of underperformance may significantly impact longer term performance.
In their review of performance, the Independent Board Members focused, in particular, on the Adviser’s analysis of Nuveen funds determined to be underperforming performance outliers. The Board recognized that some periods of underperformance may only be temporary while other periods of underperformance may indicate a broader issue that may require a corrective action. Accordingly, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any efforts undertaken.
The Board’s determinations with respect to each Fund are summarized below.

For Nuveen All-American Municipal Bond Fund (the “All-American Fund”), the Board noted that the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods. In addition, although the Fund’s performance was below the performance of its benchmark for the one-year period, the Fund outperformed its benchmark for the three- and five-year periods. The Board was satisfied with the Fund’s overall performance.
For Nuveen Intermediate Duration Municipal Bond Fund (the “Intermediate Fund”), the Board noted that the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods. Although the Fund’s performance was below the performance of its benchmark for the one-year period, the Fund outperformed its benchmark for the three- and five-year periods. The Board was satisfied with the Fund’s overall performance.
For Nuveen Limited Term Municipal Bond Fund (the “Limited Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods. The Board was satisfied with the Fund’s overall performance.
For Nuveen Short Term Municipal Bond Fund (the “Short Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and third quartile for the three-year period. The Board was satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
In its annual review, the Board considered the fees paid to the Fund Advisers and the total operating expense ratio of each Nuveen fund, before and after any undertaking by Nuveen to limit the fund’s total annual operating expenses to certain levels. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge. The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by $51.5 million and fund-level breakpoints reduced fees by $55.1 million in 2018. Further, fee caps and waivers for all applicable Nuveen funds saved an additional $15 million in fees for shareholders in 2018.
With respect to the Sub-Adviser, the Board considered the sub-advisory fee paid to the Sub-Adviser, including any breakpoint schedule, and as described below, comparative data of the fees the Sub-Adviser charges to other clients, if any.
The Independent Board Members noted that (a) the Short Term Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was in line with the peer average; (b) the Intermediate Fund and the Limited Term Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average; and (c) the All-American Fund had a net management fee and a net expense ratio that were below the respective peer averages. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also reviewed information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include retail and institutional managed accounts, passively managed exchange-traded funds sub-advised by the Sub-Adviser but that are offered by another fund complex and municipal managed accounts offered by an unaffiliated adviser. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail wrap accounts and municipal institutional accounts.

Annual Investment Management Agreement Approval Process (continued)
In addition to the comparative fee data, the Board also reviewed, among other things, a description of the different levels of services provided to certain other clients compared to the services provided to the Nuveen funds as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. The Board noted, among other things, the wide range of services in addition to investment management services provided to the Nuveen funds when the Adviser is principally responsible for all aspects of operating the funds, including the increased regulatory requirements that must be met in managing the funds, the larger account sizes of managed accounts and the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In conjunction with their review of fees, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2018 and 2017. The Board reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax); revenues, expenses, and net income (pre-tax and after-tax and before distribution) of Nuveen for fund advisory services; and comparative profitability data comparing the adjusted margins of Nuveen compared to the adjusted margins of certain peers with publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues and expenses the Adviser derived from its exchange-traded fund product line that was launched in 2016. The Independent Board Members noted that Nuveen’s net margins were higher in 2018 than the previous year and considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between the years. The Board considered the costs of investments in the Nuveen business, including the investment of seed capital in certain Nuveen funds and additional investments in infrastructure and technology. The Independent Board Members also noted that Nuveen’s adjusted margins from its relationships with the Nuveen funds were on the low range compared to the adjusted margins of the peers; however, the Independent Board Members recognized the inherent limitations of the comparative data of other publicly traded peers given that the calculation of profitability is rather subjective and numerous factors (such as types of funds, business mix, cost of capital, methodology to allocate expenses and other factors) can have a significant impact on the results.
The Independent Board Members also reviewed a description of the expense allocation methodology employed to develop the financial information and a summary of the history of changes to the methodology over the ten-year period from 2008 to 2018, and recognized that other reasonable allocation methodologies could be employed and lead to significantly different results. The Board noted that two Independent Board Members, along with independent counsel, serve as the Board’s liaisons to review profitability and discuss any proposed changes to the methodology prior to the full Board’s review.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). As such, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2018 and 2017 calendar years to consider the financial strength of TIAA having recognized the importance of having an adviser with significant resources.
In addition to Nuveen, the Independent Board Members also considered the profitability of the Sub-Adviser from its relationships with the Nuveen funds. In this regard, the Independent Board Members reviewed the Sub-Adviser’s revenues, expenses and revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2018. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar year ending December 31, 2018 and the pre- and post-tax revenue margin from 2018 and 2017.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members noted that although economies of scale are difficult to measure, the Adviser shares the benefits of economies of scale in various ways including breakpoints in the management fee schedule (subject to limited exceptions), fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in its business which can enhance the services provided to the funds for the fees paid. With respect to breakpoint schedules, because the Board had previously recognized that economies of scale may occur not only when the assets of a particular Nuveen fund grow but also when the assets in the complex grow, the Nuveen funds generally pay the Adviser a management fee comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. In general terms, the breakpoint schedule at the fund level reduces fees as assets in the particular fund pass certain thresholds and the breakpoint schedule at the complex level reduces fees on the Nuveen funds as the eligible assets in the complex pass certain thresholds. The Independent Board Members reviewed, among other things, the fund-level and complex-level fee schedules and the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2017 and 2018), including the permanent expense cap applicable to the Intermediate Fund. The Independent Board Members noted that as a result of fund-level management fee changes implemented in June 2017, none of the Nuveen open-end funds were above their top level fee breakpoint.
In addition, the Independent Board Members recognized the Adviser’s continued reinvestment in its business through, among other things, investments in its business infrastructure and information technology, portfolio accounting system as well as other systems and platforms that will, among other things, support growth, simplify and enhance information sharing, and enhance the investment process to the benefit of all of the Nuveen funds.
Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted that the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party broker-dealers, the Board reviewed the amount retained by the Adviser’s affiliate as a result of serving as principal underwriter. In addition, the Independent Board Members also noted that the Sub-Adviser engages in soft dollar transactions pursuant to which it may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds.
The Board, however, noted that the benefits for the Sub-Adviser when transacting in fixed- income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions. Further, the Board noted that although the Sub-Adviser may benefit from the receipt of research and other services that it may otherwise have to pay for out of its own resources, the research may also benefit the Nuveen funds to the extent it enhances the ability of the Sub-Adviser to manage such funds or is acquired through the commissions paid on portfolio transactions of other clients.
Based on their review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Notes

Notes

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
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To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
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Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com    MSA-NAT-0919D1000802-INV-B-11/20

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer Chief Administrative Officer (principal executive officer)

Date: December 5, 2019

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: December 5, 2019